                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number          811-05447
                                  ----------------------------------------------

                AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI                               64111
--------------------------------------------------------------------------------
(Address of principal executive offices)                           (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:      816-531-5575
                                                   -----------------------------

Date of fiscal year end:     06-30
                        --------------------------------------------------------

Date of reporting period:    12-31-2008
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

SEMIANNUAL REPORT
DECEMBER 31, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

DISCIPLINED GROWTH FUND
EQUITY GROWTH FUND
INCOME & GROWTH FUND

PRESIDENT'S LETTER

[photo of Jonathan Thomas]

JONATHAN THOMAS

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended
December 31, 2008. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I'd like to provide my perspective on how we have managed--and continue to manage--your investments in these uncertain times.

As a company, American Century Investments® is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and--through its disciplined processes and teamwork--helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we've demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We've stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

/s/Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . .      2

DISCIPLINED GROWTH

EQUITY GROWTH

INCOME & GROWTH

FINANCIAL STATEMENTS

OTHER INFORMATION

     Additional Information. . . . . . . . . . . . . . . . . . . . . . . .     60
     Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . .     61

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century
Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century
Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities.
Performance information for comparative indices and securities is provided to
American Century Investments by third party vendors. To the best of American
Century Investments' knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By John Schniedwind, Chief Investment Officer, Quantitative Equity

STOCKS CAPSIZED BY PERFECT STORM

The U.S. stock market suffered one of the worst declines in its history during the final six months of 2008. The steep losses in the equity market were driven by a confluence of factors--a liquidity crisis in the credit markets, a loss of confidence in banks and other financial institutions, and a significant consumer-led economic downturn.

The U.S. economy, which has been in recession since December 2007, weakened further in the last half of 2008. The economy shed more than two million jobs during the six-month period as the unemployment rate rose to its highest level since 1992. Retail sales fell by more than 10%, while the housing market saw a surge in mortgage delinquencies and foreclosures.

Further troubles in the mortgage market contributed to a worsening credit crunch and growing losses for many financial companies. The breaking point occurred in September, when brokerage firm Lehman Brothers filed for bankruptcy, unleashing a torrent of takeovers and bailouts of struggling financial companies. The federal government acted quickly to provide cash infusions and other measures designed to restore liquidity and prevent a complete breakdown in the financial system.

The bulk of the stock market's sharp decline occurred between September and
November, during the worst of the financial sector's difficulties. Stocks managed a modest rebound over the last six weeks of the period as investors looked ahead hopefully to 2009.

SMALL-CAP AND VALUE HELD UP BEST

Although stocks fell by more than 25% across the board for the last six months of 2008, small-cap issues held up the best (see the accompanying table). In addition, value shares outperformed growth stocks by a wide margin across all market capitalizations.

Every sector of the market declined during the six-month period, led by energy and materials. Both sectors were hit hard by a substantial drop in commodity prices as economic activity waned. Financials also posted significant losses.
The two most defensive sectors of the market, consumer staples and health care, generated the smallest declines.

U.S. Stock Index Returns
For the six months ended December 31, 2008*

RUSSELL 1000 INDEX (LARGE-CAP)          -29.73%
Russell 1000 Value Index                -26.93%
Russell 1000 Growth Index               -32.31%

RUSSELL MIDCAP INDEX                    -36.67%
Russell Midcap Value Index              -32.67%
Russell Midcap Growth Index             -40.26%

RUSSELL 2000 INDEX (SMALL-CAP)          -26.94%
Russell 2000 Value Index                -21.17%
Russell 2000 Growth Index               -32.51%

*Total returns for periods less than one year are not annualized.

------
2

PERFORMANCE
Disciplined Growth

Total Returns as of December 31, 2008
                                                      Average Annual
                                                          Returns
                                                           Since       Inception
                             6 months(1)    1 year       Inception        Date

INVESTOR CLASS                 -34.68%     -41.18%        -7.95%        9/30/05

RUSSELL 1000 GROWTH
INDEX(2)                       -32.31%     -38.44%        -7.61%           --

Institutional Class            -34.54%     -41.00%        -7.75%        9/30/05

A Class(3)                                                              9/30/05
 No sales charge*              -34.73%     -41.30%        -8.18%
 With sales charge*            -38.51%     -44.67%        -9.83%

B Class                                                                 9/28/07
 No sales charge*              -35.05%     -41.80%        -35.40%
 With sales charge*            -40.05%     -45.80%        -38.98%

C Class                                                                 9/28/07
 No sales charge*              -35.05%     -41.80%        -35.40%
 With sales charge*            -35.70%     -41.80%        -35.40%

R Class                        -34.82%     -41.47%        -8.41%        9/30/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2009 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class's current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Disciplined Growth

Growth of $10,000 Over Life of Class

$10,000 investment made September 30, 2005

One-Year Returns Over Life of Class
Periods ended December 31
                                        2005*       2006       2007       2008

Investor Class                          4.87%      11.30%     11.24%    -41.18%

Russell 1000 Growth Index               2.98%      9.07%      11.81%    -38.44%

*From 9/30/05, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

PORTFOLIO COMMENTARY
Disciplined Growth

Portfolio Managers: Bill Martin, Brian Ertley, and Lynette Pang

PERFORMANCE SUMMARY

Disciplined Growth returned -34.68%* for the six months ended December 31,
2008, trailing the -32.31% return of its benchmark, the Russell 1000 Growth
Index, and the -28.48%** return of the broad S&P 500 Index.

Disciplined Growth's sharp decline for the six-month period reflected the tumultuous environment in the U.S. equity market. Both the fund and the
Russell 1000 Growth Index underperformed the broad equity indices, reflecting the lagging performance of both large-cap issues and growth shares during the period.

The fund also trailed the performance of its benchmark index as stock selection detracted from relative results in seven of 10 market sectors.

INDUSTRIALS AND ENERGY UNDERPERFORMED

Virtually all of the underperformance versus the Russell 1000 Growth Index resulted from stock selection in two key sectors--industrials and energy. The six worst relative performance contributors in the portfolio came from these two sectors. Stock choices among machinery manufacturers and an overweight position in construction and engineering firms had the biggest negative impact in the industrials sector. The largest detractor was Flowserve, which produces pumps, valves, and other flow control equipment. Flowserve's exposure to the oil and gas industries, which slumped as energy prices sank, led to a sharp decline in the company's stock price.

The portfolio's modest overweight position in the energy sector weighed on relative results, especially an overweight in energy services and equipment stocks, which were hit hardest by the 68% drop in oil prices during the period. The most significant individual detractor in the portfolio was energy services provider National Oilwell Varco, which saw reduced demand for its equipment and services in an environment of lower energy prices. Other notable decliners in the energy sector included offshore oil and gas driller W&T
Offshore, which scaled back its drilling program as energy prices fell, and coal producer Massey Energy, which slid in line with plunging coal prices.

Top Ten Holdings as of December 31, 2008
                                              % of net assets    % of net assets
                                              as of 12/31/08      as of 6/30/08

Microsoft Corp.                                    4.0%               2.3%
International Business Machines Corp.              3.3%               3.0%
Wal-Mart Stores, Inc.                              3.2%               2.0%
Hewlett-Packard Co.                                3.0%               2.3%
Coca-Cola Co. (The)                                2.6%               1.6%
Cisco Systems, Inc.                                2.2%               1.2%
Johnson & Johnson                                  1.9%               1.4%
Intel Corp.                                        1.8%               0.8%
Apple, Inc.                                        1.8%               2.0%
Gilead Sciences, Inc.                              1.7%               1.3%

*All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

**The S&P 500 Index returned -37.00% for the one-year period ended December
31, 2008.

------
5

Disciplined Growth

HEALTH CARE OVERWEIGHT ADDED VALUE

The portfolio's overweight position in the health care sector contributed positively to performance versus the benchmark index. Most notably, the portfolio held overweight positions in biotechnology firms and pharmaceutical companies, both of which were among the best-performing industries in the index.

Biotech company Celgene, which generated robust sales from its flagship anemia medication, was the top contributor in the health care sector. Health care conglomerate Johnson & Johnson also fared well, benefiting from strength in its consumer products division.

FINANCIALS AND CONSUMER STAPLES OUTPERFORMED

Stock selection was most successful in the financials and consumer staples sectors. The key in the financials sector was avoiding the worst performers, particularly among consumer finance companies and real estate investment trusts. Our best decision in this sector was avoiding credit card company
American Express, which declined sharply as increasing delinquencies and defaults weighed on earnings.

In the consumer staples sector, overweight positions in household products makers and food and staples retailers produced all of the outperformance. The leading contributors were household products maker Clorox, which reported better-than-expected earnings thanks to improved cost management, and discount retailer Wal-Mart, which benefited from a broad consumer shift toward lower-priced goods as the economy weakened.

A LOOK AHEAD

The current crisis--driven by frozen credit markets, a loss of confidence in the financial sector, and a consumer-led recession--is likely to remain in place as we move through the first half of 2009. Nonetheless, we are taking steps to position ourselves for an eventual turnaround in the equity market.
In particular, we are moving slowly but deliberately to reduce underweight positions in industries and stocks that have suffered the steepest declines in the past year. However, our enthusiasm remains tempered by balance-sheet factors such as liquidity, debt, and financial strength.

Most importantly, we are taking advantage of the challenging market environment to learn, adapt, and innovate as we constantly look for ways to improve our investment process for the long-term benefit of our shareholders.

Disciplined Growth's Five Largest Overweights as of December 31, 2008
                                             % of portfolio's     % of Russell
                                                  stocks        1000 Growth Index

Accenture Ltd., Class A                            1.46%              0.44%
WMS Industries, Inc.                               0.99%               --
Alliance Data Systems Corp.                        1.05%              0.07%
Hewlett-Packard Co.                                2.98%              2.02%
Johnson & Johnson                                  1.93%              1.00%

Disciplined Growth's Five Largest Underweights as of December 31, 2008
                                             % of portfolio's     % of Russell
                                                  stocks        1000 Growth Index

Philip Morris International, Inc.                  1.14%              2.08%
PepsiCo, Inc.                                      0.92%              1.85%
3M Co.                                              --                0.92%
Abbott Laboratories                                1.00%              1.86%
United Parcel Service, Inc., Class B                --                0.85%

------
6

PERFORMANCE
Equity Growth

Total Returns as of December 31, 2008
                                                      Average Annual Returns
                          6                                              Since     Inception
                          months(1)     1 year    5 years   10 years   Inception      Date

INVESTOR CLASS             -27.90%     -34.74%     -1.19%    -0.85%      7.61%       5/9/91

S&P 500 INDEX(2)           -28.48%     -37.00%     -2.19%    -1.38%      7.12%         --

Institutional Class        -27.81%     -34.60%     -0.99%    -0.65%      1.49%       1/2/98

A Class(3)                                                                          10/9/97
 No sales charge*          -27.99%     -34.89%     -1.43%    -1.09%      0.98%
 With sales charge*        -32.13%     -38.62%     -2.59%    -1.68%      0.44%

B Class                                                                             9/28/07
 No sales charge*          -28.22%     -35.35%       --        --       -31.52%
 With sales charge*        -33.22%     -39.35%       --        --       -35.05%

C Class                                                                             7/18/01
 No sales charge*          -28.27%     -35.38%     -2.16%      --        -1.92%
 With sales charge*        -28.98%     -35.38%     -2.16%      --        -1.92%

R Class                    -28.09%     -35.07%       --        --        -7.43%     7/29/05

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2009 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class's current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
7

Equity Growth

Growth of $10,000 Over 10 Years

$10,000 investment made December 31, 1998

One-Year Returns Over 10 Years
Periods ended December 31
              1999      2000       2001      2002      2003    2004     2005    2006    2007     2008
Investor
Class        18.47%    -10.95%   -11.01%    -20.32%   30.27%  13.98%   7.30%   14.14%   3.42%   -34.74%

S&P 500
Index        21.04%    -9.10%    -11.89%    -22.10%   28.68%  10.88%   4.91%   15.79%   5.49%   -37.00%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
8

PORTFOLIO COMMENTARY
Equity Growth

Portfolio Managers: Bill Martin and Tom Vaiana

PERFORMANCE SUMMARY

Equity Growth returned -27.90%* for the six months ended December 31, 2008, ahead of the -28.48% return of its benchmark, the S&P 500 Index.

Equity Growth's sharp decline for the six-month period reflected the tumultuous environment in the U.S. equity market. However, despite the challenging market conditions, Equity Growth held up slightly better than the
S&P 500 during the period, extending its long-term record of outperformance versus the index (see page 7 for additional performance information). The key factor behind the fund's modest outperformance was individual stock selection.

FINANCIALS OUTPERFORMED

By far, stock selection in the financials sector--the worst-performing sector in the S&P 500--contributed the most to the fund's outperformance of the index for the six-month period. Security selection among insurance companies and commercial banks added the most value in this sector. Commercial bank Regions
Financial was the best contributor, benefiting from its limited exposure to the mortgage losses that afflicted many financial companies. Other top contributors included property and casualty insurers Arch Capital and ACE
Ltd., both of which are among the better-capitalized companies in the insurance industry and stand to benefit from improved pricing in the reinsurance market.

An equally important factor in the financials sector was avoiding or minimizing the portfolio's exposure to the worst-performing stocks in the sector. In particular, avoiding insurance giant American International Group
(AIG) was a favorable decision. AIG plunged by more than 90% as substantial losses and deteriorating liquidity forced the company to accept a government bailout.

HEALTH CARE AND ENERGY ADDED VALUE

The portfolio's health care and energy stocks also outperformed their counterparts in the benchmark index. Outperformance in the health care sector was driven entirely by stock choices among biotechnology companies. The top contributor was biotech firm Amgen, which rallied as its new osteoporosis medication, denosumab, achieved success in clinical trials.

Top Ten Holdings as of December 31, 2008
                                            % of net assets     % of net assets
                                             as of 12/31/08      as of 6/30/08

Exxon Mobil Corp.                                 6.0%               5.4%
Johnson & Johnson                                 3.0%               2.6%
Procter & Gamble Co. (The)                        3.0%               1.3%
Microsoft Corp.                                   2.6%               1.0%
Chevron Corp.                                     2.1%               1.7%
Pfizer, Inc.                                      2.1%               0.8%
AT&T, Inc.                                        2.0%               1.7%
ConocoPhillips                                    1.9%               2.5%
Wells Fargo & Co.                                 1.8%               0.9%
Wal-Mart Stores, Inc.                             1.8%               1.3%

*All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------
9

Equity Growth

In the energy sector, the outperformance was driven by an underweight position in energy services and equipment companies, which were hit hardest by the 68%
decline in the price of oil during the six-month period, and stock selection among oil and gas producers. The top performance contributor in this sector was energy giant Exxon Mobil, which reported record profits despite lower production volumes thanks to effective cost controls.

TECHNOLOGY AND INDUSTRIALS LAGGED

The portfolio's information technology and industrials holdings detracted from performance versus the S&P 500. Stock selection among semiconductor manufacturers was responsible for virtually all of the underperformance in the information technology sector. An overweight in semiconductor testing company
Amkor Technology hindered results as a broad downturn in the semiconductor industry weighed on the company's earnings.

In the industrials sector, stock selection among machinery manufacturers detracted the most from relative results. Construction equipment maker
Caterpillar and tractor manufacturer AGCO were the biggest individual detractors as the economic downturn led to a decline in construction projects and agricultural development.

The biggest individual detractor in the portfolio was Texas-based power producer Reliant Energy, which struggled with shrinking profit margins and higher financing costs.

A LOOK AHEAD

The current crisis--driven by frozen credit markets, a loss of confidence in the financial sector, and a consumer-led recession--is likely to remain in place as we move through the first half of 2009. Nonetheless, we are taking steps to position ourselves for an eventual turnaround in the equity market.
Valuation spreads have widened to above-average levels, creating opportunities for our valuation factors to identify and exploit. As a result, we are moving slowly but deliberately to reduce underweight positions in industries and stocks that have suffered the steepest declines in the past year. However, our enthusiasm for value remains tempered by balance-sheet factors such as liquidity, debt, and financial strength.

Most importantly, we are taking advantage of the challenging market environment to learn, adapt, and innovate as we constantly look for ways to improve our investment process for the long-term benefit of our shareholders.

Equity Growth's Five Largest Overweights as of December 31, 2008
                                            % of portfolio's      % of S&P 500
                                                 stocks               Index

Accenture Ltd., Class A                           1.10%                --
Johnson & Johnson                                 3.07%               2.11%
ConocoPhillips                                    1.90%               0.98%
Entergy Corp.                                     1.06%               0.20%
Omnicare, Inc.                                    0.82%                --

Equity Growth's Five Largest Underweights as of December 31, 2008
                                            % of portfolio's      % of S&P 500
                                                 stocks               Index

Abbott Laboratories                               0.09%               1.05%
PepsiCo, Inc.                                     0.26%               1.08%
QUALCOMM, Inc.                                     --                 0.76%
United Technologies Corp.                          --                 0.65%
Wyeth                                              --                 0.64%

------
10

PERFORMANCE
Income & Growth

Total Returns as of December 31, 2008
                                                      Average Annual Returns
                          6                                              Since     Inception
                          months(1)     1 year    5 years   10 years   Inception      Date

INVESTOR CLASS             -25.80%     -34.68%     -2.01%    -0.91%      8.66%      12/17/90

S&P 500 INDEX(2)           -28.48%     -37.00%     -2.19%    -1.38%     7.93%(3)       --

Institutional              -25.73%     -34.56%     -1.81%    -0.70%      1.62%      1/28/98

A Class(4)                                                                          12/15/97
 No sales charge*          -25.86%     -34.81%     -2.24%    -1.15%      1.26%
 With sales charge*        -30.12%     -38.56%     -3.39%    -1.74%      0.72%

B Class                                                                             9/28/07
 No sales charge*          -26.16%     -35.29%       --        --       -32.70%
 With sales charge*        -31.16%     -39.29%       --        --       -36.24%

C Class                                                                             6/28/01
 No sales charge*          -26.14%     -35.30%     -2.97%      --        -2.33%
 With sales charge*        -26.88%     -35.30%     -2.97%      --        -2.33%

R Class                    -25.96%     -34.97%     -2.48%      --        -0.13%     8/29/03

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a maximum 5.75% initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2009 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

(3) Since 12/20/90, the date nearest the Investor Class's inception for which data are available.

(4) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class's current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
11

Income & Growth

Growth of $10,000 Over 10 Years

$10,000 investment made December 31, 1998

One-Year Returns Over 10 Years
Periods ended December 31
              1999      2000       2001      2002      2003    2004     2005    2006     2007      2008
Investor
Class        17.96%    -10.54%    -8.37%    -19.37%   29.62%  12.98%   4.79%   17.17%   -0.29%    -34.68%

S&P 500
Index        21.04%    -9.10%    -11.89%    -22.10%   28.68%  10.88%   4.91%   15.79%    5.49%    -37.00%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
12

PORTFOLIO COMMENTARY
Income & Growth

Portfolio Managers: John Schniedwind, Kurt Borgwardt, and Zili Zhang

PERFORMANCE SUMMARY

Income & Growth returned -25.80%* for the six months ended December 31, 2008, outpacing the -28.48% return of its benchmark, the S&P 500 Index.

Income & Growth's sharp decline for the six-month period reflected the tumultuous environment in the U.S. equity market. However, despite the challenging market conditions, Income & Growth outperformed the S&P 500 during the period. The fund's tilt toward value contributed favorably as value stocks outperformed growth by a wide margin. In addition, the portfolio's smaller market capitalization than the index boosted relative results as small-company shares held up best in the severe market decline.

However, the most important contributing factor to Income & Growth's outperformance of its benchmark was individual stock selection.

FINANCIALS OUTPERFORMED

Income & Growth's holdings in the financials sector--the worst-performing sector in the S&P 500--contributed the most to the fund's outperformance of the index for the six-month period. Virtually all of the outperformance in this sector resulted from stock selection in the insurance industry. The key decisions included avoiding insurance giant American International Group (AIG)
and holding an overweight position in property and casualty insurer ACE Ltd.

AIG plunged as substantial losses and deteriorating liquidity forced the company to accept a government bailout. In contrast, ACE shunned government financial assistance thanks to its solid balance sheet and provided an optimistic outlook for firmer pricing.

HEALTH CARE AND ENERGY ADDED VALUE

The portfolio's health care and energy stocks also outperformed their counterparts in the benchmark index. Outperformance in the health care sector was driven by stock choices among biotechnology companies, health care equipment makers, and pharmaceutical firms. The top contributor was biotech firm Amgen, which rallied as its new osteoporosis medication, denosumab, achieved success in clinical trials.

Top Ten Holdings as of December 31, 2008
                                           % of net assets as    % of net assets
                                               of 12/31/08        as of 6/30/08

Exxon Mobil Corp.                                 6.3%                5.4%
Chevron Corp.                                     3.0%                3.0%
Johnson & Johnson                                 2.8%                1.6%
Pfizer, Inc.                                      2.7%                2.2%
Verizon Communications, Inc.                      2.4%                2.1%
AT&T, Inc.                                        2.1%                1.9%
Procter & Gamble Co. (The)                        2.1%                0.8%
ConocoPhillips                                    2.0%                2.5%
Amgen, Inc.                                       2.0%                1.7%
International Business Machines Corp.             1.9%                2.6%

*All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------
13

Income & Growth

The outperformance of the portfolio's energy stocks resulted almost entirely from an underweight position in energy services and equipment companies, which were hit hardest by the 68% decline in the price of oil during the six-month period. In particular, avoiding energy services and equipment firm
Schlumberger--the largest company in this industry--provided the biggest boost to relative results.

MATERIALS LAGGED

On the downside, stock selection in the materials sector detracted the most from performance versus the S&P 500. The bulk of the underperformance in this sector resulted from an overweight position in metals and mining stocks, which were hurt by the global economic slowdown and a sharp decline in metals prices. The biggest detractor in the portfolio was Freeport-McMoRan Copper &
Gold, which represented our largest overweight in the metals and mining industry.

The portfolio's industrials and utilities holdings also weighed on relative results. The most noteworthy decliners in these two sectors included printing company R.R. Donnelley, which fell as a significant advertising slowdown and consolidation in the publishing industry impaired the company's earnings, and
Texas-based power producer Reliant Energy, which struggled with shrinking profit margins and higher financing costs.

A LOOK AHEAD

The current crisis--driven by frozen credit markets, a loss of confidence in the financial sector, and a consumer-led recession--is likely to remain in place as we move through the first half of 2009. Nonetheless, we are taking steps to position ourselves for an eventual turnaround in the equity market.
Valuation spreads have widened to above-average levels, creating opportunities for our valuation factors to identify and exploit. As a result, we are moving slowly but deliberately to reduce underweight positions in industries and stocks that have suffered the steepest declines in the past year. However, our enthusiasm for value remains tempered by balance-sheet factors such as liquidity, debt, and financial strength.

Most importantly, we are taking advantage of the challenging market environment to learn, adapt, and innovate as we constantly look for ways to improve our investment process for the long-term benefit of our shareholders.

Income & Growth's Five Largest Overweights as of December 31, 2008
                                            % of portfolio's      % of S&P 500
                                                 stocks               Index

Accenture Ltd., Class A                           1.23%                --
Eli Lilly & Co.                                   1.73%               0.51%
Pfizer, Inc.                                      2.74%               1.52%
Verizon Communications, Inc.                      2.45%               1.23%
Computer Sciences Corp.                           1.26%               0.07%

Income & Growth's Five Largest Underweights as of December 31, 2008
                                            % of portfolio's      % of S&P 500
                                                 stocks               Index

Abbott Laboratories                                --                 1.05%
PepsiCo, Inc.                                     0.10%               1.08%
Philip Morris International, Inc.                 0.22%               1.12%
Coca-Cola Co. (The)                               0.26%               1.15%
Merck & Co., Inc.                                  --                 0.82%

------
14

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
15

                        Beginning   Ending
                         Account    Account       Expenses Paid
                          Value     Value         During Period*      Annualized
                         7/1/08      12/31/08   7/1/08 - 12/31/08   Expense Ratio*

Disciplined Growth

ACTUAL

Investor Class           $1,000      $653.20          $4.33             1.04%

Institutional Class      $1,000      $654.60          $3.50             0.84%

A Class                  $1,000      $652.70          $5.37             1.29%

B Class                  $1,000      $649.50          $8.48             2.04%

C Class                  $1,000      $649.50          $8.48             2.04%

R Class                  $1,000      $651.80          $6.41             1.54%

HYPOTHETICAL

Investor Class           $1,000     $1,019.96         $5.30             1.04%

Institutional Class      $1,000     $1,020.97         $4.28             0.84%

A Class                  $1,000     $1,018.70         $6.56             1.29%

B Class                  $1,000     $1,014.92         $10.36            2.04%

C Class                  $1,000     $1,014.92         $10.36            2.04%

R Class                  $1,000     $1,017.44         $7.83             1.54%

Equity Growth

ACTUAL

Investor Class           $1,000      $721.00          $2.99             0.69%

Institutional Class      $1,000      $721.90          $2.13             0.49%

A Class                  $1,000      $720.10          $4.08             0.94%

B Class                  $1,000      $717.80          $7.32             1.69%

C Class                  $1,000      $717.30          $7.32             1.69%

R Class                  $1,000      $719.10          $5.16             1.19%

HYPOTHETICAL

Investor Class           $1,000     $1,021.73         $3.52             0.69%

Institutional Class      $1,000     $1,022.74         $2.50             0.49%

A Class                  $1,000     $1,020.47         $4.79             0.94%

B Class                  $1,000     $1,016.69         $8.59             1.69%

C Class                  $1,000     $1,016.69         $8.59             1.69%

R Class                  $1,000     $1,019.21         $6.06             1.19%

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
16

                       Beginning     Ending
                       Account       Account      Expenses Paid
                       Value          Value       During Period*      Annualized
                         7/1/08     12/31/08    7/1/08 - 12/31/08   Expense Ratio*

Income & Growth

ACTUAL

Investor Class           $1,000      $742.00          $3.03             0.69%

Institutional Class      $1,000      $742.70          $2.15             0.49%

A Class                  $1,000      $741.40          $4.13             0.94%

B Class                  $1,000      $738.40          $7.41             1.69%

C Class                  $1,000      $738.60          $7.41             1.69%

R Class                  $1,000      $740.40          $5.22             1.19%

HYPOTHETICAL

Investor Class           $1,000     $1,021.73         $3.52             0.69%

Institutional Class      $1,000     $1,022.74         $2.50             0.49%

A Class                  $1,000     $1,020.47         $4.79             0.94%

B Class                  $1,000     $1,016.69         $8.59             1.69%

C Class                  $1,000     $1,016.69         $8.59             1.69%

R Class                  $1,000     $1,019.21         $6.06             1.19%

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
17

SCHEDULE OF INVESTMENTS
Disciplined Growth

DECEMBER 31, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 100.4%

AEROSPACE & DEFENSE -- 2.2%
           885  General Dynamics Corp.                                    $ 50,967
         2,481  Goodrich Corp.                                              91,847
           302  L-3 Communications Holdings, Inc.                           22,282
           462  Raytheon Co.                                                23,580
         1,613  United Technologies Corp.                                   86,457
                                                                    --------------
                                                                           275,133
                                                                    --------------
BEVERAGES -- 3.5%
         7,241  Coca-Cola Co. (The)                                        327,800
         2,144  PepsiCo, Inc.                                              117,427
                                                                    --------------
                                                                           445,227
                                                                    --------------
BIOTECHNOLOGY -- 4.2%
         1,483  Amgen, Inc.(1)                                              85,643
         2,880  Celgene Corp.(1)                                           159,206
           384  Genentech, Inc.(1)                                          31,838
         4,248  Gilead Sciences, Inc.(1)                                   217,243
           547  Myriad Genetics, Inc.(1)                                    36,244
                                                                    --------------
                                                                           530,174
                                                                    --------------
CAPITAL MARKETS -- 1.1%
         2,967  Charles Schwab Corp. (The)                                  47,976
           211  Federated Investors, Inc., Class B                           3,579
         2,244  State Street Corp.                                          88,256
                                                                    --------------
                                                                           139,811
                                                                    --------------
CHEMICALS -- 1.3%
           137  Agrium, Inc.                                                 4,676
           892  CF Industries Holdings, Inc.                                43,851
           530  FMC Corp.                                                   23,707
           539  Monsanto Co.                                                37,918
           135  Potash Corp. of Saskatchewan                                 9,885
         2,530  Terra Industries, Inc.                                      42,175
                                                                    --------------
                                                                           162,212
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 0.5%
           129  Brink's Co. (The)                                            3,468
         2,225  Pitney Bowes, Inc.                                          56,693
                                                                    --------------
                                                                            60,161
                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 4.1%
        17,179  Cisco Systems, Inc.(1)                                     280,018
         1,215  F5 Networks, Inc.(1)                                        27,775
         2,658  Juniper Networks, Inc.(1)                                   46,541
         4,617  QUALCOMM, Inc.                                             165,427
                                                                    --------------
                                                                           519,761
                                                                    --------------

Shares                                                                       Value

COMPUTERS & PERIPHERALS -- 6.9%
         2,609  Apple, Inc.(1)                                           $ 222,678
        15,416  EMC Corp.(1)                                               161,405
        10,495  Hewlett-Packard Co.                                        380,864
         6,034  QLogic Corp.(1)                                             81,097
         2,072  Teradata Corp.(1)                                           30,728
                                                                    --------------
                                                                           876,772
                                                                    --------------
CONSTRUCTION & ENGINEERING -- 0.8%
         2,300  Fluor Corp.                                                103,201
           263  Shaw Group, Inc. (The)(1)                                    5,384
                                                                    --------------
                                                                           108,585
                                                                    --------------
DIVERSIFIED CONSUMER SERVICES -- 1.4%
         1,826  Apollo Group, Inc., Class A(1)                             139,908
           129  Brink's Home Security Holdings, Inc.(1)                      2,828
           425  ITT Educational Services, Inc.(1)                           40,367
             8  Strayer Education, Inc.                                      1,715
                                                                    --------------
                                                                           184,818
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
           206  IntercontinentalExchange, Inc.(1)                           16,982
         1,865  Moody's Corp.                                               37,468
         1,439  NYSE Euronext                                               39,400
                                                                    --------------
                                                                            93,850
                                                                    --------------
ELECTRIC UTILITIES(2)
           146  DPL, Inc.                                                    3,335
                                                                    --------------
ELECTRICAL EQUIPMENT -- 1.7%
           421  Cooper Industries Ltd., Class A                             12,306
         5,032  Emerson Electric Co.                                       184,221
            64  First Solar, Inc.(1)                                         8,829
           281  Woodward Governor Co.                                        6,469
                                                                    --------------
                                                                           211,825
                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
         1,026  Celestica, Inc.(1)                                           4,730
         1,455  Dolby Laboratories, Inc., Class A(1)                        47,666
           520  Trimble Navigation Ltd.(1)                                  11,237
                                                                    --------------
                                                                            63,633
                                                                    --------------
ENERGY EQUIPMENT & SERVICES -- 3.6%
           428  ENSCO International, Inc.                                   12,151
         1,740  FMC Technologies, Inc.(1)                                   41,464
           422  Halliburton Co.                                              7,672
         1,272  IHS, Inc., Class A(1)                                       47,598
         4,341  National Oilwell Varco, Inc.(1)                            106,094
         2,310  Noble Corp.                                                 51,028

------
18

Disciplined Growth

Shares                                                                       Value

         2,543  Oil States International, Inc.(1)                         $ 47,529
         2,607  Schlumberger Ltd.                                          110,354
           654  Transocean Ltd.(1)                                          30,902
                                                                    --------------
                                                                           454,792
                                                                    --------------
FOOD & STAPLES RETAILING -- 6.0%
         2,545  BJ's Wholesale Club, Inc.(1)                                87,192
         2,966  CVS/Caremark Corp.                                          85,243
         2,101  Kroger Co. (The)                                            55,487
         3,508  Safeway, Inc.                                               83,385
         1,874  SYSCO Corp.                                                 42,990
         7,271  Wal-Mart Stores, Inc.                                      407,612
                                                                    --------------
                                                                           761,909
                                                                    --------------
FOOD PRODUCTS -- 1.3%
         3,092  Hershey Co. (The)                                          107,416
           998  Ralcorp Holdings, Inc.(1)                                   58,283
                                                                    --------------
                                                                           165,699
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 5.3%
         2,961  Advanced Medical Optics, Inc.(1)                            19,572
         3,433  Baxter International, Inc.                                 183,975
            47  C.R. Bard, Inc.                                              3,960
         1,107  Edwards Lifesciences Corp.(1)                               60,830
           901  Gen-Probe, Inc.(1)                                          38,599
         6,091  Medtronic, Inc.                                            191,379
           674  St. Jude Medical, Inc.(1)                                   22,215
         1,255  Thoratec Corp.(1)                                           40,775
         3,300  Varian Medical Systems, Inc.(1)                            115,632
                                                                    --------------
                                                                           676,937
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 0.8%
         1,786  Express Scripts, Inc.(1)                                    98,194
                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 2.5%
         3,126  McDonald's Corp.                                           194,406
         4,708  WMS Industries, Inc.(1)                                    126,645
                                                                    --------------
                                                                           321,051
                                                                    --------------
HOUSEHOLD PRODUCTS -- 4.4%
         2,057  Church & Dwight Co., Inc.                                  115,439
         2,097  Clorox Co.                                                 116,509
         1,610  Colgate-Palmolive Co.                                      110,350
         3,487  Procter & Gamble Co. (The)                                 215,566
                                                                    --------------
                                                                           557,864
                                                                    --------------
INSURANCE -- 2.0%
         3,358  Aflac, Inc.                                                153,931
         1,940  American Financial Group, Inc.                              44,387
         1,499  Aspen Insurance Holdings Ltd.                               36,351
           167  Prudential Financial, Inc.                                   5,053
         1,075  Unum Group                                                  19,995
                                                                    --------------
                                                                           259,717
                                                                    --------------

Shares                                                                       Value

INTERNET & CATALOG RETAIL -- 0.8%
           877  Amazon.com, Inc.(1)                                       $ 44,973
         1,816  NetFlix, Inc.(1)                                            54,280
                                                                    --------------
                                                                            99,253
                                                                    --------------
INTERNET SOFTWARE & SERVICES -- 1.8%
           701  Google, Inc., Class A(1)                                   215,663
           232  Sohu.com, Inc.(1)                                           10,983
                                                                    --------------
                                                                           226,646
                                                                    --------------
IT SERVICES -- 7.0%
         5,699  Accenture Ltd., Class A                                    186,870
         2,869  Alliance Data Systems Corp.(1)                             133,495
           907  Global Payments, Inc.                                       29,740
         5,036  International Business Machines Corp.                      423,830
         3,073  NeuStar, Inc., Class A(1)                                   58,786
           958  Paychex, Inc.                                               25,176
         2,190  Western Union Co. (The)                                     31,405
                                                                    --------------
                                                                           889,302
                                                                    --------------
LIFE SCIENCES TOOLS & SERVICES -- 0.8%
           612  Life Technologies Corp.(1)                                  14,265
         2,482  Thermo Fisher Scientific, Inc.(1)                           84,562
                                                                    --------------
                                                                            98,827
                                                                    --------------
MACHINERY -- 3.9%
         3,685  AGCO Corp.(1)                                               86,929
           729  Bucyrus International, Inc.                                 13,501
         2,970  Caterpillar, Inc.                                          132,670
         2,198  Cummins, Inc.                                               58,753
         2,549  Deere & Co.                                                 97,678
           526  Dover Corp.                                                 17,316
         1,635  Flowserve Corp.                                             84,202
                                                                    --------------
                                                                           491,049
                                                                    --------------
MEDIA -- 0.2%
            84  Comcast Corp., Class A                                       1,418
         2,001  DISH Network Corp., Class A(1)                              22,191
                                                                    --------------
                                                                            23,609
                                                                    --------------
METALS & MINING -- 0.2%
         1,094  Reliance Steel & Aluminum Co.                               21,814
                                                                    --------------
MULTI-UTILITIES -- 0.8%
           343  CenterPoint Energy, Inc.                                     4,329
         1,344  PG&E Corp.                                                  52,026
         1,615  Public Service Enterprise Group, Inc.                       47,109
                                                                    --------------
                                                                           103,464
                                                                    --------------
OIL, GAS & CONSUMABLE FUELS -- 7.4%
         1,737  Arch Coal, Inc.                                             28,296
         1,713  ConocoPhillips                                              88,733

------
19

Disciplined Growth

Shares                                                                       Value

         2,142  Exxon Mobil Corp.                                        $ 170,996
           634  Frontline Ltd.                                              18,773
         1,152  Hess Corp.                                                  61,793
         3,281  Massey Energy Co.                                           45,245
         1,957  Murphy Oil Corp.                                            86,793
         2,606  Occidental Petroleum Corp.                                 156,334
           790  Overseas Shipholding Group, Inc.                            33,267
         1,012  Southwestern Energy Co.(1)                                  29,318
         1,753  Spectra Energy Corp.                                        27,592
         1,547  Stone Energy Corp.(1)                                       17,048
         5,073  Valero Energy Corp.                                        109,780
         2,676  W&T Offshore, Inc.                                          38,320
         1,730  Williams Cos., Inc. (The)                                   25,050
                                                                    --------------
                                                                           937,338
                                                                    --------------
PERSONAL PRODUCTS -- 0.3%
         1,426  Avon Products, Inc.                                         34,267
                                                                    --------------
PHARMACEUTICALS -- 6.4%
         2,399  Abbott Laboratories                                        128,035
           535  Allergan, Inc.                                              21,571
         2,508  Bristol-Myers Squibb Co.                                    58,311
         3,180  Eli Lilly & Co.                                            128,059
         4,119  Johnson & Johnson                                          246,440
         1,266  Merck & Co., Inc.                                           38,486
        11,418  Schering-Plough Corp.                                      194,448
                                                                    --------------
                                                                           815,350
                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.3%
           776  Simon Property Group, Inc.                                  41,229
                                                                    --------------
ROAD & RAIL -- 0.9%
         1,248  CSX Corp.                                                   40,522
         1,641  Union Pacific Corp.                                         78,440
                                                                    --------------
                                                                           118,962
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.3%
           516  Altera Corp.                                                 8,622
         7,474  Amkor Technology, Inc.(1)                                   16,293
           245  Broadcom Corp., Class A(1)                                   4,158
        15,716  Intel Corp.                                                230,397
        22,898  LSI Corp.(1)                                                75,334
         6,588  National Semiconductor Corp.                                66,341
         1,273  Texas Instruments, Inc.                                     19,757
                                                                    --------------
                                                                           420,902
                                                                    --------------
SOFTWARE -- 7.8%
         6,922  Activision Blizzard, Inc.(1)                                59,806
         6,518  Adobe Systems, Inc.(1)                                     138,768
           206  ANSYS, Inc.(1)                                               5,745

Shares                                                                       Value

         4,263  Autodesk, Inc.(1)                                         $ 83,768
        26,240  Microsoft Corp.                                            510,106
        11,209  Oracle Corp.(1)                                            198,736
                                                                    --------------
                                                                           996,929
                                                                    --------------
SPECIALTY RETAIL -- 2.1%
         1,349  GameStop Corp., Class A(1)                                  29,219
         6,915  Gap, Inc. (The)                                             92,592
           712  Ross Stores, Inc.                                           21,168
         6,253  TJX Cos., Inc. (The)                                       128,624
           181  Urban Outfitters, Inc.(1)                                    2,712
                                                                    --------------
                                                                           274,315
                                                                    --------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
           355  Polo Ralph Lauren Corp.                                     16,121
                                                                    --------------
TOBACCO -- 1.2%
           163  Lorillard, Inc.                                              9,185
         3,334  Philip Morris International, Inc.                          145,062
                                                                    --------------
                                                                           154,247
                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
         1,174  American Tower Corp., Class A(1)                            34,422
           167  Rogers Communications, Inc., Class B                         5,023
                                                                    --------------
                                                                            39,445
                                                                    --------------
TOTAL COMMON STOCKS
(Cost $16,625,721)                                                      12,774,529
                                                                    --------------

Temporary Cash Investments -- 0.3%

        41,448  JPMorgan U.S. Treasury Plus Money Market Fund
                Agency Shares
(Cost $41,448)                                                              41,448
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 100.7%
(Cost $16,667,169)                                                      12,815,977
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- (0.7)%                                    (94,175)
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                             $12,721,802
                                                                    ==============

Notes to Schedule of Investments

(1) Non-income producing.

(2) Industry is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
20

SCHEDULE OF INVESTMENTS
Equity Growth

DECEMBER 31, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 98.8%

AEROSPACE & DEFENSE -- 2.8%
       359,147  General Dynamics Corp.                                $ 20,683,276
       364,134  Goodrich Corp.                                          13,480,240
        30,700  L-3 Communications Holdings, Inc.                        2,265,046
       278,471  Northrop Grumman Corp.                                  12,542,334
       105,099  Raytheon Co.                                             5,364,253
                                                                    --------------
                                                                        54,335,149
                                                                    --------------
AIR FREIGHT & LOGISTICS -- 1.0%
        41,474  C.H. Robinson Worldwide, Inc.                            2,282,314
        75,349  FedEx Corp.                                              4,833,638
       237,347  United Parcel Service, Inc., Class B                    13,092,061
                                                                    --------------
                                                                        20,208,013
                                                                    --------------
AIRLINES -- 0.1%
       189,086  Southwest Airlines Co.                                   1,629,921
                                                                    --------------
AUTO COMPONENTS -- 0.4%
        83,400  Autoliv, Inc.                                            1,789,764
       134,599  Magna International, Inc., Class A                       4,028,548
       410,458  TRW Automotive Holdings Corp.(1)                         1,477,649
                                                                    --------------
                                                                         7,295,961
                                                                    --------------
BEVERAGES -- 1.6%
       428,113  Coca-Cola Co. (The)                                     19,380,675
       400,287  Dr. Pepper Snapple Group, Inc.(1)                        6,504,664
        92,595  PepsiCo, Inc.                                            5,071,428
                                                                    --------------
                                                                        30,956,767
                                                                    --------------
BIOTECHNOLOGY -- 2.5%
       520,511  Amgen, Inc.(1)                                          30,059,510
        94,623  Celgene Corp.(1)                                         5,230,759
        26,617  Cephalon, Inc.(1)                                        2,050,574
       222,987  Gilead Sciences, Inc.(1)                                11,403,555
                                                                    --------------
                                                                        48,744,398
                                                                    --------------
CAPITAL MARKETS -- 3.4%
       430,410  Bank of New York Mellon Corp. (The)                     12,193,515
        15,799  BlackRock, Inc.                                          2,119,436
       818,351  Blackstone Group LP (The)                                5,343,832
       158,115  Federated Investors, Inc., Class B                       2,681,630
       130,101  Goldman Sachs Group, Inc. (The)                         10,979,223
       179,055  Janus Capital Group, Inc.                                1,437,812

Shares                                                                       Value

        41,425  Knight Capital Group, Inc., Class A(1)                    $669,014
       748,115  Merrill Lynch & Co., Inc.                                8,708,059
       216,811  Morgan Stanley                                           3,477,649
       163,171  Northern Trust Corp.                                     8,507,736
       420,369  Raymond James Financial, Inc.                            7,200,921
        52,894  T. Rowe Price Group, Inc.                                1,874,563
                                                                    --------------
                                                                        65,193,390
                                                                    --------------
CHEMICALS -- 1.2%
       259,103  Ashland, Inc.                                            2,723,173
        67,008  CF Industries Holdings, Inc.                             3,294,113
       129,803  FMC Corp.                                                5,806,088
        69,063  Monsanto Co.                                             4,858,582
         1,462  Mosaic Co. (The)                                            50,585
       428,592  Terra Industries, Inc.                                   7,144,629
                                                                    --------------
                                                                        23,877,170
                                                                    --------------
COMMERCIAL BANKS -- 2.5%
        69,742  Bank of Montreal                                         1,791,672
        13,606  Royal Bank of Canada                                       403,554
       182,964  Toronto-Dominion Bank                                    6,562,919
       224,752  Valley National Bancorp.                                 4,551,228
     1,171,957  Wells Fargo & Co.                                       34,549,292
                                                                    --------------
                                                                        47,858,665
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
       536,826  Pitney Bowes, Inc.                                      13,678,326
       124,035  Waste Management, Inc.                                   4,110,520
                                                                    --------------
                                                                        17,788,846
                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 1.4%
     1,218,661  Cisco Systems, Inc.(1)                                  19,864,174
        75,909  F5 Networks, Inc.(1)                                     1,735,280
     1,327,159  Motorola, Inc.                                           5,879,314
                                                                    --------------
                                                                        27,478,768
                                                                    --------------
COMPUTERS & PERIPHERALS -- 3.2%
       216,513  Apple, Inc.(1)                                          18,479,385
       777,306  EMC Corp.(1)                                             8,138,394
       426,979  Hewlett-Packard Co.                                     15,495,068
       597,157  Lexmark International, Inc., Class A(1)                 16,063,523
        83,910  NCR Corp.(1)                                             1,186,487
       184,738  QLogic Corp.(1)                                          2,482,879
                                                                    --------------
                                                                        61,845,736
                                                                    --------------
CONSTRUCTION & ENGINEERING -- 1.5%
       321,058  EMCOR Group, Inc.(1)                                     7,201,331
       317,162  Fluor Corp.                                             14,231,059
       338,630  Shaw Group, Inc. (The)(1)                                6,931,756
                                                                    --------------
                                                                        28,364,146
                                                                    --------------

------
21

Equity Growth

Shares                                                                       Value

CONSUMER FINANCE -- 0.5%
       182,145  Capital One Financial Corp.                            $ 5,808,604
       306,483  Discover Financial Services                              2,920,783
                                                                    --------------
                                                                         8,729,387
                                                                    --------------
CONTAINERS & PACKAGING -- 0.2%
        90,858  Rock-Tenn Co., Class A                                   3,105,527
        35,527  Sonoco Products Co.                                        822,805
                                                                    --------------
                                                                         3,928,332
                                                                    --------------
DIVERSIFIED -- 0.1%
        64,788  PowerShares QQQ                                          1,926,795
                                                                    --------------
DIVERSIFIED CONSUMER SERVICES -- 0.7%
        26,874  Apollo Group, Inc., Class A(1)                           2,059,086
       509,051  H&R Block, Inc.                                         11,565,639
                                                                    --------------
                                                                        13,624,725
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- 2.6%
       879,028  Bank of America Corp.                                   12,376,714
     1,117,041  Citigroup, Inc.                                          7,495,345
       975,737  JPMorgan Chase & Co.                                    30,764,988
                                                                    --------------
                                                                        50,637,047
                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 3.0%
     1,365,484  AT&T, Inc.                                              38,916,294
        26,987  CenturyTel, Inc.                                           737,555
        39,125  Embarq Corp.                                             1,406,935
       517,864  Verizon Communications, Inc.                            17,555,590
        33,382  Windstream Corp.                                           307,114
                                                                    --------------
                                                                        58,923,488
                                                                    --------------
ELECTRIC UTILITIES -- 1.8%
       244,565  Entergy Corp.                                           20,330,688
       180,124  FPL Group, Inc.                                          9,065,641
       346,851  Pepco Holdings, Inc.                                     6,160,074
                                                                    --------------
                                                                        35,556,403
                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
     2,126,137  Celestica, Inc.(1)                                       9,801,492
                                                                    --------------
ENERGY EQUIPMENT & SERVICES -- 1.0%
       201,858  National Oilwell Varco, Inc.(1)                          4,933,410
        79,259  Oil States International, Inc.(1)                        1,481,351
        99,250  Patterson-UTI Energy, Inc.                               1,142,367
       256,904  Schlumberger Ltd.                                       10,874,746
                                                                    --------------
                                                                        18,431,874
                                                                    --------------
FOOD & STAPLES RETAILING -- 3.0%
        80,166  Kroger Co. (The)                                         2,117,184
       488,180  Safeway, Inc.                                           11,604,039
       469,896  SYSCO Corp.                                             10,779,414
       613,045  Wal-Mart Stores, Inc.                                   34,367,303
                                                                    --------------
                                                                        58,867,940
                                                                    --------------

Shares                                                                       Value

FOOD PRODUCTS -- 2.4%
       212,418  Archer-Daniels-Midland Co.                             $ 6,124,011
       268,056  General Mills, Inc.                                     16,284,402
       135,433  Hershey Co. (The)                                        4,704,942
       237,626  J.M. Smucker Co. (The)                                  10,303,463
       341,062  Kraft Foods, Inc., Class A                               9,157,515
                                                                    --------------
                                                                        46,574,333
                                                                    --------------
GAS UTILITIES -- 0.3%
       178,820  Piedmont Natural Gas Co., Inc.                           5,663,229
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.8%
        60,640  Becton, Dickinson & Co.                                  4,147,170
        48,057  C.R. Bard, Inc.                                          4,049,283
         7,236  St. Jude Medical, Inc.(1)                                  238,498
       206,489  STERIS Corp.                                             4,933,022
        49,209  Varian Medical Systems, Inc.(1)                          1,724,283
                                                                    --------------
                                                                        15,092,256
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 2.6%
       260,729  CIGNA Corp.                                              4,393,284
       325,205  Express Scripts, Inc.(1)                                17,879,771
       568,663  Omnicare, Inc.                                          15,786,085
        95,423  Owens & Minor, Inc.                                      3,592,676
       203,194  WellPoint, Inc.(1)                                       8,560,563
                                                                    --------------
                                                                        50,212,379
                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 1.0%
       269,032  McDonald's Corp.                                        16,731,100
       150,457  Starwood Hotels & Resorts Worldwide, Inc.                2,693,180
                                                                    --------------
                                                                        19,424,280
                                                                    --------------
HOUSEHOLD DURABLES -- 0.6%
        24,707  NVR, Inc.(1)                                            11,272,569
                                                                    --------------
HOUSEHOLD PRODUCTS -- 3.6%
        51,000  Church & Dwight Co., Inc.                                2,862,120
        86,137  Clorox Co.                                               4,785,772
        53,890  Colgate-Palmolive Co.                                    3,693,620
       945,074  Procter & Gamble Co. (The)                              58,424,475
                                                                    --------------
                                                                        69,765,987
                                                                    --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.5%
       439,085  Mirant Corp.(1)                                          8,285,534
       588,696  NRG Energy, Inc.(1)                                     13,734,277
     1,071,610  Reliant Energy, Inc.(1)                                  6,193,906
                                                                    --------------
                                                                        28,213,717
                                                                    --------------
INDUSTRIAL CONGLOMERATES -- 2.1%
       145,175  3M Co.                                                   8,353,369
     1,978,898  General Electric Co.                                    32,058,148
                                                                    --------------
                                                                        40,411,517
                                                                    --------------

------
22

Equity Growth

Shares                                                                       Value

INSURANCE -- 3.6%
       126,867  ACE Ltd.                                               $ 6,713,802
        11,842  Allied World Assurance Co. Holdings Ltd.                   480,785
       170,261  American Financial Group, Inc.                           3,895,572
        42,762  Arch Capital Group Ltd.(1)                               2,997,616
       201,825  Aspen Insurance Holdings Ltd.                            4,894,256
            94  Berkshire Hathaway, Inc., Class A(1)                     9,080,400
       189,349  Chubb Corp.                                              9,656,799
       118,745  Endurance Specialty Holdings Ltd.                        3,625,285
       209,218  MetLife, Inc.                                            7,293,339
        61,194  Odyssey Re Holdings Corp.                                3,170,461
       210,960  Prudential Financial, Inc.                               6,383,650
        55,554  Sun Life Financial, Inc.                                 1,285,520
       237,977  Travelers Cos., Inc. (The)                              10,756,560
        15,707  WR Berkley Corp.                                           486,917
                                                                    --------------
                                                                        70,720,962
                                                                    --------------
INTERNET & CATALOG RETAIL(2)
         9,316  Amazon.com, Inc.(1)                                        477,724
                                                                    --------------
INTERNET SOFTWARE & SERVICES -- 1.0%
        58,334  Google, Inc., Class A(1)                                17,946,455
        75,166  IAC/InterActiveCorp(1)                                   1,182,361
                                                                    --------------
                                                                        19,128,816
                                                                    --------------
IT SERVICES -- 4.1%
       643,455  Accenture Ltd., Class A                                 21,098,890
       102,253  Affiliated Computer Services, Inc., Class A(1)           4,698,525
       271,233  Alliance Data Systems Corp.(1)                          12,620,472
       176,785  Broadridge Financial Solutions, Inc.                     2,216,884
       354,746  International Business Machines Corp.                   29,855,423
       197,713  SAIC, Inc.(1)                                            3,851,449
        89,782  Visa, Inc., Class A                                      4,709,066
                                                                    --------------
                                                                        79,050,709
                                                                    --------------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
        47,068  Hasbro, Inc.                                             1,372,974
       208,820  Polaris Industries, Inc.                                 5,982,693
                                                                    --------------
                                                                         7,355,667
                                                                    --------------
MACHINERY -- 0.9%
       572,061  AGCO Corp.(1)                                           13,494,919
        48,947  Dover Corp.                                              1,611,335
        59,567  Flowserve Corp.                                          3,067,701
                                                                    --------------
                                                                        18,173,955
                                                                    --------------

Shares                                                                       Value

MEDIA -- 2.3%
     1,414,856  Comcast Corp., Class A                                $ 23,882,769
       451,142  DISH Network Corp., Class A(1)                           5,003,165
       853,526  Gannett Co., Inc.                                        6,828,208
       883,835  Time Warner, Inc.                                        8,891,380
                                                                    --------------
                                                                        44,605,522
                                                                    --------------
METALS & MINING -- 0.2%
        35,632  Compass Minerals International, Inc.                     2,090,173
        50,255  United States Steel Corp.                                1,869,486
                                                                    --------------
                                                                         3,959,659
                                                                    --------------
MULTILINE RETAIL -- 1.1%
       102,113  Big Lots, Inc.(1)                                        1,479,617
       186,112  Dollar Tree, Inc.(1)                                     7,779,482
       461,657  Family Dollar Stores, Inc.                              12,035,398
                                                                    --------------
                                                                        21,294,497
                                                                    --------------
MULTI-INDUSTRY -- 1.1%
       926,761  Financial Select Sector SPDR Fund                       11,695,724
       327,857  SPDR KBW Regional Banking ETF                            9,560,310
                                                                    --------------
                                                                        21,256,034
                                                                    --------------
MULTI-UTILITIES -- 0.9%
       984,704  CenterPoint Energy, Inc.                                12,426,964
        34,889  NSTAR                                                    1,273,100
       126,342  Public Service Enterprise Group, Inc.                    3,685,396
                                                                    --------------
                                                                        17,385,460
                                                                    --------------
OIL, GAS & CONSUMABLE FUELS -- 14.0%
           300  Alpha Natural Resources, Inc.(1)                             4,857
       105,641  Anadarko Petroleum Corp.                                 4,072,461
       108,450  Apache Corp.                                             8,082,779
       543,188  Chevron Corp.                                           40,179,616
       701,363  ConocoPhillips                                          36,330,603
       111,460  Devon Energy Corp.                                       7,324,037
     1,451,681  Exxon Mobil Corp.                                      115,887,694
       205,158  Frontline Ltd.                                           6,074,728
       286,407  McMoRan Exploration Co.(1)                               2,806,789
         6,552  Murphy Oil Corp.                                           290,581
       215,917  Occidental Petroleum Corp.                              12,952,861
       292,133  Stone Energy Corp.(1)                                    3,219,306
       243,277  Sunoco, Inc.                                            10,572,818
       854,714  Valero Energy Corp.                                     18,496,011
       345,179  W&T Offshore, Inc.                                       4,942,963
                                                                    --------------
                                                                       271,238,104
                                                                    --------------

------
23

Equity Growth

Shares                                                                       Value

PHARMACEUTICALS -- 8.4%
        30,985  Abbott Laboratories                                    $ 1,653,670
       481,175  Eli Lilly & Co.                                         19,376,917
       206,090  Forest Laboratories, Inc.(1)                             5,249,112
       981,929  Johnson & Johnson                                       58,748,812
       808,908  King Pharmaceuticals, Inc.(1)                            8,590,603
       515,772  Merck & Co., Inc.                                       15,679,469
     2,267,180  Pfizer, Inc.                                            40,151,758
       521,166  Schering-Plough Corp.                                    8,875,457
       163,221  Watson Pharmaceuticals, Inc.(1)                          4,336,782
                                                                    --------------
                                                                       162,662,580
                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.3%
       126,906  Host Hotels & Resorts, Inc.                                960,679
        75,686  Simon Property Group, Inc.                               4,021,197
                                                                    --------------
                                                                         4,981,876
                                                                    --------------
ROAD & RAIL -- 1.0%
        71,192  Burlington Northern Santa Fe Corp.                       5,389,946
        98,392  CSX Corp.                                                3,194,788
        92,993  Norfolk Southern Corp.                                   4,375,321
       128,693  Union Pacific Corp.                                      6,151,526
                                                                    --------------
                                                                        19,111,581
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.6%
     1,691,015  Amkor Technology, Inc.(1)                                3,686,413
        73,300  Analog Devices, Inc.                                     1,394,166
       331,078  Applied Materials, Inc.                                  3,353,820
       635,569  Intel Corp.                                              9,317,442
        52,971  Linear Technology Corp.                                  1,171,718
     2,194,595  LSI Corp.(1)                                             7,220,218
        51,433  National Semiconductor Corp.                               517,930
       327,608  Texas Instruments, Inc.                                  5,084,476
                                                                    --------------
                                                                        31,746,183
                                                                    --------------
SOFTWARE -- 3.5%
     2,623,832  Microsoft Corp.                                         51,007,294
       457,515  Oracle Corp.(1)                                          8,111,741
       237,274  Sybase, Inc.(1)                                          5,877,277
       181,331  Synopsys, Inc.(1)                                        3,358,250
                                                                    --------------
                                                                        68,354,562
                                                                    --------------

Shares                                                                       Value

SPECIALTY RETAIL -- 2.1%
        27,228  AutoZone, Inc.(1)                                      $ 3,797,489
     1,148,351  Gap, Inc. (The)                                         15,376,420
       192,590  Home Depot, Inc. (The)                                   4,433,422
       197,796  RadioShack Corp.                                         2,361,684
       245,722  Sherwin-Williams Co. (The)                              14,681,890
                                                                    --------------
                                                                        40,650,905
                                                                    --------------
TOBACCO -- 1.5%
       503,905  Altria Group, Inc.                                       7,588,810
       495,375  Philip Morris International, Inc.                       21,553,766
                                                                    --------------
                                                                        29,142,576
                                                                    --------------
TOTAL COMMON STOCKS
(Cost $2,273,611,017)                                                1,913,932,052
                                                                    --------------

Temporary Cash Investments -- 1.1%

Repurchase Agreement, Bank of America Securities, LLC,
(collateralized by various U.S. Treasury obligations, 0.875%,
4/15/10, valued at $22,710,770), in a joint trading account at
0.01%, dated 12/31/08, due 1/2/09 (Delivery value $22,300,012)
(Cost $22,300,000)                                                      22,300,000
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $2,295,911,017)                                                1,936,232,052
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                     1,651,697
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                          $1,937,883,749
                                                                    ==============

Notes to Schedule of Investments

ETF = Exchange Traded Fund

SPDR = Standard & Poor's Depositary Receipts

(1) Non-income producing.

(2) Industry is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
24

SCHEDULE OF INVESTMENTS
Income & Growth

DECEMBER 31, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 98.8%

AEROSPACE & DEFENSE -- 3.0%
       291,007  Boeing Co.                                            $ 12,417,269
        74,445  General Dynamics Corp.                                   4,287,287
        53,112  Honeywell International, Inc.                            1,743,667
       178,195  Lockheed Martin Corp.                                   14,982,636
       523,308  Northrop Grumman Corp.                                  23,569,792
        57,492  Raytheon Co.                                             2,934,392
                                                                    --------------
                                                                        59,935,043
                                                                    --------------
AIR FREIGHT & LOGISTICS -- 0.2%
        23,816  Expeditors International of Washington, Inc.               792,358
        38,880  FedEx Corp.                                              2,494,152
                                                                    --------------
                                                                         3,286,510
                                                                    --------------
AIRLINES -- 0.1%
       179,739  Southwest Airlines Co.                                   1,549,350
                                                                    --------------
AUTO COMPONENTS(1)
         9,121  Magna International, Inc., Class A                         272,992
                                                                    --------------
AUTOMOBILES(1)
       308,784  Ford Motor Co.(2)                                          707,115
                                                                    --------------
BEVERAGES -- 1.5%
       112,279  Coca-Cola Co. (The)                                      5,082,870
       490,712  Coca-Cola Enterprises, Inc.                              5,903,266
        81,834  Constellation Brands, Inc., Class A(2)                   1,290,522
       219,036  Molson Coors Brewing Co., Class B                       10,715,241
       206,056  Pepsi Bottling Group, Inc.                               4,638,321
        35,000  PepsiCo, Inc.                                            1,916,950
                                                                    --------------
                                                                        29,547,170
                                                                    --------------
BIOTECHNOLOGY -- 2.4%
       663,828  Amgen, Inc.(2)                                          38,336,067
       107,644  Cephalon, Inc.(2)                                        8,292,894
                                                                    --------------
                                                                        46,628,961
                                                                    --------------
BUILDING PRODUCTS -- 0.1%
       148,419  Masco Corp.                                              1,651,903
                                                                    --------------
CAPITAL MARKETS -- 2.7%
        55,413  American Capital Ltd.                                      179,538
       396,728  Bank of New York Mellon Corp. (The)                     11,239,304
        16,264  BlackRock, Inc.                                          2,181,816
       347,068  Charles Schwab Corp. (The)                               5,612,089
        14,153  Federated Investors, Inc., Class B                         240,035
        28,031  Goldman Sachs Group, Inc. (The)                          2,365,536

Shares                                                                       Value

       184,336  Janus Capital Group, Inc.                              $ 1,480,218
       771,603  Merrill Lynch & Co., Inc.                                8,981,459
       326,640  Morgan Stanley                                           5,239,306
       104,704  Northern Trust Corp.                                     5,459,266
       317,464  Raymond James Financial, Inc.                            5,438,158
        70,623  State Street Corp.                                       2,777,603
        54,454  T. Rowe Price Group, Inc.                                1,929,850
                                                                    --------------
                                                                        53,124,178
                                                                    --------------
CHEMICALS -- 1.2%
        41,945  CF Industries Holdings, Inc.                             2,062,016
       129,942  Dow Chemical Co. (The)                                   1,960,825
       453,348  E.I. du Pont de Nemours & Co.                           11,469,704
       101,282  Methanex Corp.                                           1,138,410
       360,831  Terra Industries, Inc.                                   6,015,053
                                                                    --------------
                                                                        22,646,008
                                                                    --------------
COMMERCIAL BANKS -- 3.2%
        33,226  Bank of Montreal                                           853,576
        64,004  BB&T Corp.                                               1,757,550
        19,193  Cullen/Frost Bankers, Inc.                                 972,701
       159,034  International Bancshares Corp.                           3,471,712
        43,938  PNC Financial Services Group, Inc.                       2,152,962
        32,503  Regions Financial Corp.                                    258,724
       143,987  Royal Bank of Canada                                     4,270,654
       109,320  SunTrust Banks, Inc.                                     3,229,313
       657,687  U.S. Bancorp.                                           16,448,752
       925,464  Wells Fargo & Co.                                       27,282,679
       127,751  Zions Bancorp.                                           3,131,177
                                                                    --------------
                                                                        63,829,800
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 0.4%
       517,929  R.R. Donnelley & Sons Co.                                7,033,476
        14,767  Republic Services, Inc.                                    366,074
                                                                    --------------
                                                                         7,399,550
                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 1.1%
     1,025,409  Cisco Systems, Inc.(2)                                  16,714,167
     1,288,084  Motorola, Inc.                                           5,706,212
                                                                    --------------
                                                                        22,420,379
                                                                    --------------
COMPUTERS & PERIPHERALS -- 2.8%
       125,089  Apple, Inc.(2)                                          10,676,346
       263,001  EMC Corp.(2)                                             2,753,620
       704,841  Hewlett-Packard Co.                                     25,578,680
       381,559  Lexmark International, Inc., Class A(2)                 10,263,937
       531,513  Western Digital Corp.(2)                                 6,085,824
                                                                    --------------
                                                                        55,358,407
                                                                    --------------

------
25

Income & Growth

Shares                                                                       Value

CONSTRUCTION & ENGINEERING -- 0.8%
       587,582  EMCOR Group, Inc.(2)                                  $ 13,179,464
        46,516  Fluor Corp.                                              2,087,173
                                                                    --------------
                                                                        15,266,637
                                                                    --------------
CONSUMER FINANCE -- 0.5%
       205,573  Capital One Financial Corp.                              6,555,723
       352,981  Discover Financial Services                              3,363,909
                                                                    --------------
                                                                         9,919,632
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- 2.9%
       923,137  Bank of America Corp.                                   12,997,769
     1,314,611  Citigroup, Inc.                                          8,821,040
       955,921  JPMorgan Chase & Co.                                    30,140,189
       168,405  NYSE Euronext                                            4,610,929
                                                                    --------------
                                                                        56,569,927
                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.9%
     1,465,613  AT&T, Inc.                                              41,769,970
        28,468  CenturyTel, Inc.                                           778,030
        38,647  Embarq Corp.                                             1,389,746
     1,587,659  Qwest Communications International, Inc.                 5,779,079
     1,403,784  Verizon Communications, Inc.                            47,588,278
                                                                    --------------
                                                                        97,305,103
                                                                    --------------
ELECTRIC UTILITIES -- 2.4%
        49,133  Duke Energy Corp.                                          737,486
       630,117  Edison International                                    20,239,358
        30,000  Entergy Corp.                                            2,493,900
       392,990  FPL Group, Inc.                                         19,779,187
        93,006  Progress Energy, Inc.                                    3,706,289
                                                                    --------------
                                                                        46,956,220
                                                                    --------------
ELECTRICAL EQUIPMENT -- 0.4%
       204,722  Emerson Electric Co.                                     7,494,872
                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.3%
     1,239,591  Celestica, Inc.(2)                                       5,714,515
                                                                    --------------
ENERGY EQUIPMENT & SERVICES -- 0.2%
        52,897  Oil States International, Inc.(2)                          988,645
       256,024  Patterson-UTI Energy, Inc.                               2,946,836
                                                                    --------------
                                                                         3,935,481
                                                                    --------------
FOOD & STAPLES RETAILING -- 2.5%
        42,821  BJ's Wholesale Club, Inc.(2)                             1,467,047
       315,836  Kroger Co. (The)                                         8,341,229
       292,431  Safeway, Inc.                                            6,951,085
        59,193  SUPERVALU, INC.                                            864,218
        86,261  Walgreen Co.                                             2,128,059
       517,892  Wal-Mart Stores, Inc.                                   29,033,025
                                                                    --------------
                                                                        48,784,663
                                                                    --------------

Shares                                                                       Value

FOOD PRODUCTS -- 3.3%
       145,483  Archer-Daniels-Midland Co.                             $ 4,194,275
       298,897  Bunge Ltd.                                              15,473,898
       119,287  Corn Products International, Inc.                        3,441,430
       437,840  General Mills, Inc.                                     26,598,780
        22,575  H.J. Heinz Co.                                             848,820
       119,453  J.M. Smucker Co. (The)                                   5,179,482
        42,334  Kellogg Co.                                              1,856,346
       210,104  Kraft Foods, Inc., Class A                               5,641,292
       206,817  Tyson Foods, Inc., Class A                               1,811,717
                                                                    --------------
                                                                        65,046,040
                                                                    --------------
GAS UTILITIES -- 0.1%
        63,650  Nicor, Inc.                                              2,211,201
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.6%
       238,529  Baxter International, Inc.                              12,782,769
       273,181  Becton, Dickinson & Co.                                 18,682,849
                                                                    --------------
                                                                        31,465,618
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- 0.8%
       356,713  AMERIGROUP Corp.(2)                                     10,530,168
        44,656  Express Scripts, Inc.(2)                                 2,455,187
        50,599  WellPoint, Inc.(2)                                       2,131,736
                                                                    --------------
                                                                        15,117,091
                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 1.7%
       520,487  McDonald's Corp.                                        32,369,087
        72,470  WMS Industries, Inc.(2)                                  1,949,443
                                                                    --------------
                                                                        34,318,530
                                                                    --------------
HOUSEHOLD DURABLES -- 0.6%
        36,304  Harman International Industries, Inc.                      607,366
        19,790  NVR, Inc.(2)                                             9,029,188
        40,116  Snap-on, Inc.                                            1,579,768
        33,656  Tupperware Brands Corp.                                    763,991
                                                                    --------------
                                                                        11,980,313
                                                                    --------------
HOUSEHOLD PRODUCTS -- 3.8%
        99,914  Clorox Co.                                               5,551,222
        32,111  Colgate-Palmolive Co.                                    2,200,888
       512,107  Kimberly-Clark Corp.                                    27,008,523
       659,799  Procter & Gamble Co. (The)                              40,788,774
                                                                    --------------
                                                                        75,549,407
                                                                    --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.3%
     1,032,642  Reliant Energy, Inc.(2)                                  5,968,671
                                                                    --------------
INDUSTRIAL CONGLOMERATES -- 1.9%
        65,907  3M Co.                                                   3,792,289
     2,089,745  General Electric Co.                                    33,853,869
                                                                    --------------
                                                                        37,646,158
                                                                    --------------

------
26

Income & Growth

Shares                                                                       Value

INSURANCE -- 4.0%
       435,379  ACE Ltd.                                              $ 23,040,257
       212,733  American Financial Group, Inc.                           4,867,331
        53,804  Arch Capital Group Ltd.(2)                               3,771,660
       738,771  Aspen Insurance Holdings Ltd.                           17,915,197
       212,593  Axis Capital Holdings Ltd.                               6,190,708
        17,162  Endurance Specialty Holdings Ltd.                          523,956
        56,401  Genworth Financial, Inc., Class A                          159,615
        18,391  Lincoln National Corp.                                     346,486
       780,328  Principal Financial Group, Inc.                         17,612,003
        25,566  Sun Life Financial, Inc.                                   591,597
        85,538  Travelers Cos., Inc. (The)                               3,866,318
        19,499  Unum Group                                                 362,681
                                                                    --------------
                                                                        79,247,809
                                                                    --------------
INTERNET SOFTWARE & SERVICES -- 0.8%
        33,129  Google, Inc., Class A(2)                                10,192,137
       254,055  IAC/InterActiveCorp(2)                                   3,996,285
       206,641  Yahoo!, Inc.(2)                                          2,521,020
                                                                    --------------
                                                                        16,709,442
                                                                    --------------
IT SERVICES -- 4.6%
       731,628  Accenture Ltd., Class A                                 23,990,082
        17,276  Broadridge Financial Solutions, Inc.                       216,641
       695,816  Computer Sciences Corp.(2)                              24,450,974
       454,633  International Business Machines Corp.                   38,261,914
        20,655  MasterCard, Inc., Class A                                2,952,219
                                                                    --------------
                                                                        89,871,830
                                                                    --------------
LEISURE EQUIPMENT & PRODUCTS -- 1.3%
       189,698  Eastman Kodak Co.                                        1,248,213
       802,192  Hasbro, Inc.                                            23,399,941
                                                                    --------------
                                                                        24,648,154
                                                                    --------------
MACHINERY -- 1.3%
       325,248  Caterpillar, Inc.                                       14,528,828
        49,655  Dover Corp.                                              1,634,642
       218,556  Manitowoc Co., Inc. (The)                                1,892,695
       366,785  Mueller Water Products, Inc., Class A                    3,080,994
       114,529  Parker-Hannifin Corp.                                    4,872,064
                                                                    --------------
                                                                        26,009,223
                                                                    --------------
MEDIA -- 2.5%
     1,272,399  CBS Corp., Class B                                      10,420,948
       770,123  Comcast Corp., Class A                                  12,999,676
       159,069  Gannett Co., Inc.                                        1,272,552
     1,039,211  Walt Disney Co. (The)                                   23,579,698
                                                                    --------------
                                                                        48,272,874
                                                                    --------------

Shares                                                                       Value

METALS & MINING -- 1.2%
       240,921  Freeport-McMoRan Copper & Gold, Inc.                   $ 5,888,109
       145,505  Nucor Corp.                                              6,722,331
        18,110  Reliance Steel & Aluminum Co.                              361,113
       399,566  Southern Copper Corp.                                    6,417,030
       110,052  United States Steel Corp.                                4,093,935
                                                                    --------------
                                                                        23,482,518
                                                                    --------------
MULTILINE RETAIL -- 0.6%
        24,431  Dollar Tree, Inc.(2)                                     1,021,216
       232,946  Family Dollar Stores, Inc.                               6,072,902
       498,635  Macy's, Inc.                                             5,160,872
                                                                    --------------
                                                                        12,254,990
                                                                    --------------
MULTI-UTILITIES -- 0.3%
        52,830  PG&E Corp.                                               2,045,049
       133,333  Public Service Enterprise Group, Inc.                    3,889,324
                                                                    --------------
                                                                         5,934,373
                                                                    --------------
OFFICE ELECTRONICS -- 0.4%
       892,989  Xerox Corp.                                              7,117,122
                                                                    --------------
OIL, GAS & CONSUMABLE FUELS -- 15.1%
        70,872  Apache Corp.                                             5,282,090
       805,994  Chevron Corp.                                           59,619,376
       771,636  ConocoPhillips                                          39,970,745
        83,806  Devon Energy Corp.                                       5,506,892
     1,553,341  Exxon Mobil Corp.                                      124,003,212
       127,034  Frontline Ltd.                                           3,761,477
        73,674  Hess Corp.                                               3,951,873
       238,739  McMoRan Exploration Co.(2)                               2,339,642
       515,854  Occidental Petroleum Corp.                              30,946,081
       144,326  Stone Energy Corp.(2)                                    1,590,473
        63,286  Sunoco, Inc.                                             2,750,410
       508,083  Valero Energy Corp.                                     10,994,916
       447,305  W&T Offshore, Inc.                                       6,405,408
           347  Walter Industries, Inc.                                      6,076
                                                                    --------------
                                                                       297,128,671
                                                                    --------------
PAPER & FOREST PRODUCTS(1)
        31,783  International Paper Co.                                    375,039
                                                                    --------------
PHARMACEUTICALS -- 8.5%
       948,513  Bristol-Myers Squibb Co.                                22,052,927
       832,794  Eli Lilly & Co.                                         33,536,615
       933,162  Johnson & Johnson                                       55,831,083
        73,634  King Pharmaceuticals, Inc.(2)                              781,993
     3,010,951  Pfizer, Inc.                                            53,323,942
        20,020  Wyeth                                                      750,950
                                                                    --------------
                                                                       166,277,510
                                                                    --------------

------
27

Income & Growth

Shares                                                                       Value

REAL ESTATE INVESTMENT TRUSTS (REITS) -- 1.2%
           896  Apartment Investment & Management Co., Class A             $10,349
        17,971  Boston Properties, Inc.                                    988,405
        51,955  CBL & Associates Properties, Inc.                          337,708
        28,584  Equity Residential                                         852,375
       462,300  Hospitality Properties Trust                             6,874,401
       391,732  Host Hotels & Resorts, Inc.                              2,965,411
       392,739  HRPT Properties Trust                                    1,323,530
        16,090  Public Storage                                           1,279,155
       133,310  Simon Property Group, Inc.                               7,082,760
        17,499  Vornado Realty Trust                                     1,056,065
                                                                    --------------
                                                                        22,770,159
                                                                    --------------
ROAD & RAIL -- 0.8%
        11,753  Con-way, Inc.                                              312,630
       161,698  CSX Corp.                                                5,250,334
       143,571  Norfolk Southern Corp.                                   6,755,015
        74,626  Union Pacific Corp.                                      3,567,123
                                                                    --------------
                                                                        15,885,102
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.9%
     1,317,205  Amkor Technology, Inc.(2)                                2,871,507
        32,386  Analog Devices, Inc.                                       615,982
       163,372  Applied Materials, Inc.                                  1,654,958
       145,519  Broadcom Corp., Class A(2)                               2,469,458
     1,337,796  Intel Corp.                                             19,612,089
        31,644  Linear Technology Corp.                                    699,965
     1,934,782  LSI Corp.(2)                                             6,365,433
        56,116  Maxim Integrated Products, Inc.                            640,845
        73,329  Microchip Technology, Inc.                               1,432,115
       108,413  Xilinx, Inc.                                             1,931,920
                                                                    --------------
                                                                        38,294,272
                                                                    --------------
SOFTWARE -- 2.4%
     1,772,466  Microsoft Corp.                                         34,456,739
       486,134  Oracle Corp.(2)                                          8,619,156
       161,751  Sybase, Inc.(2)                                          4,006,572
                                                                    --------------
                                                                        47,082,467
                                                                    --------------

Shares                                                                       Value

SPECIALTY RETAIL -- 1.8%
       193,592  AutoNation, Inc.(2)                                    $ 1,912,689
        60,393  Best Buy Co., Inc.                                       1,697,647
     1,456,460  Gap, Inc. (The)                                         19,501,999
       655,492  RadioShack Corp.                                         7,826,575
       199,348  Rent-A-Center, Inc.(2)                                   3,518,492
                                                                    --------------
                                                                        34,457,402
                                                                    --------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
       792,650  Jones Apparel Group, Inc.                                4,644,929
        68,185  Polo Ralph Lauren Corp.                                  3,096,281
        19,060  VF Corp.                                                 1,043,916
                                                                    --------------
                                                                         8,785,126
                                                                    --------------
THRIFTS & MORTGAGE FINANCE -- 0.1%
       157,717  New York Community Bancorp., Inc.                        1,886,295
                                                                    --------------
TOBACCO -- 1.9%
       895,184  Altria Group, Inc.                                      13,481,471
       112,140  Lorillard, Inc.                                          6,319,089
        97,999  Philip Morris International, Inc.                        4,263,936
       314,145  Reynolds American, Inc.                                 12,663,185
         4,510  Universal Corp.                                            134,714
                                                                    --------------
                                                                        36,862,395
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 98.8%
(Cost $2,244,229,845)                                                1,942,960,218
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- 1.2%                                    22,745,415
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                          $1,965,705,633
                                                                    ==============

Notes to Schedule of Investments

(1) Industry is less than 0.05% of total net assets.

(2) Non-income producing.

See Notes to Financial Statements.

------
28

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008 (UNAUDITED)
                                     Disciplined
                                          Growth    Equity Growth  Income & Growth
ASSETS

Investment securities, at value
(cost of $16,667,169,
$2,295,911,017 and
$2,244,229,845, respectively)        $12,815,977   $1,936,232,052   $1,942,960,218

Cash                                       4,554          671,814               --

Receivable for
investments sold                              --        7,539,057       48,260,891

Receivable for capital
shares sold                               17,631        2,545,427        1,018,285

Dividends and
interest receivable                       16,247        2,812,409        4,337,080
                                     -----------   --------------   --------------
                                      12,854,409    1,949,800,759    1,996,576,474
                                     -----------   --------------   --------------

LIABILITIES

Disbursements in excess of
demand deposit cash                           --               --        1,231,042

Payable for investments purchased             --        8,018,916       10,738,488

Payable for capital
shares redeemed                          121,629        2,786,434       17,785,504

Accrued management fees                   10,723        1,060,387        1,072,914

Distribution fees payable                     23            3,139              511

Service fees (and distribution
fees -- A Class and R Class)
payable                                      232           48,134           42,382
                                     -----------   --------------   --------------
                                         132,607       11,917,010       30,870,841
                                     -----------   --------------   --------------

NET ASSETS                           $12,721,802   $1,937,883,749   $1,965,705,633
                                     ===========   ==============   ==============

See Notes to Financial Statements.

------
29

DECEMBER 31, 2008 (UNAUDITED)
                                    Disciplined
                                         Growth     Equity Growth  Income & Growth
NET ASSETS CONSIST OF:

Capital (par value and
paid-in surplus)                    $19,048,710    $2,664,918,993   $2,621,371,500

Accumulated undistributed net
investment income (loss)               (28,575)           163,722        2,035,376

Accumulated net realized loss on
investment transactions             (2,447,141)     (367,520,001)    (356,431,616)

Net unrealized depreciation on
investments                         (3,851,192)     (359,678,965)    (301,269,627)
                                    -----------    --------------   --------------
                                    $12,721,802    $1,937,883,749   $1,965,705,633
                                    ===========    ==============   ==============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                           $9,484,913    $1,387,317,283   $1,385,478,026

Shares outstanding                    1,311,685        89,154,880       74,834,008

Net asset value per share                 $7.23            $15.56           $18.51

INSTITUTIONAL CLASS, $0.01 PAR VALUE

Net assets                           $2,472,733      $316,448,126     $375,417,144

Shares outstanding                      341,222        20,326,063       20,265,185

Net asset value per share                 $7.25            $15.57           $18.53

A CLASS, $0.01 PAR VALUE

Net assets                             $304,585      $228,111,235     $203,763,067

Shares outstanding                       42,238        14,668,868       11,015,225

Net asset value per share                 $7.21            $15.55           $18.50

Maximum offering price
(net asset value divided
by 0.9425)                                $7.65            $16.50           $19.63

B CLASS, $0.01 PAR VALUE

Net assets                              $14,412           $35,047          $45,962

Shares outstanding                        2,010             2,251            2,482

Net asset value per share                 $7.17            $15.57           $18.52

C CLASS, $0.01 PAR VALUE

Net assets                              $43,999        $5,114,486         $790,636

Shares outstanding                        6,132           330,710           42,777

Net asset value per share                 $7.18            $15.47           $18.48

R CLASS, $0.01 PAR VALUE

Net assets                             $401,160          $857,572         $210,798

Shares outstanding                       55,952            55,099           11,384

Net asset value per share                 $7.17            $15.56           $18.52

See Notes to Financial Statements.

------
30

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED)
                                     Disciplined
                                          Growth    Equity Growth  Income & Growth
INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes
withheld of $47, $40,761 and
$58,537, respectively)                 $ 117,688     $ 26,716,334     $ 36,106,099

Interest                                     730           63,592           59,836

Securities lending, net                      321          315,974          194,795
                                    ------------   --------------   --------------
                                         118,739       27,095,900       36,360,730
                                    ------------   --------------   --------------

EXPENSES:

Management fees                           84,780        7,725,499        7,967,647

Distribution fees:

 B Class                                      68              161              113

 C Class                                      83           23,714            3,435

Service fees:

 B Class                                      23               54               38

 C Class                                      28            7,905            1,145

Distribution and
service fees:

 A Class                                     582          351,424          351,184

 R Class                                   1,214            2,045              961

Directors' fees
and expenses                                 363           49,850           51,591

Other expenses                               104            6,684            6,623
                                    ------------   --------------   --------------
                                          87,245        8,167,336        8,382,737
                                    ------------   --------------   --------------

NET INVESTMENT
INCOME (LOSS)                             31,494       18,928,564       27,977,993
                                    ------------   --------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
investment transactions              (1,968,610)    (273,812,670)    (256,949,163)

Change in net unrealized
appreciation (depreciation) on
investments                          (5,308,708)    (510,792,530)    (505,873,934)
                                    ------------   --------------   --------------
NET REALIZED AND
UNREALIZED GAIN (LOSS)               (7,277,318)    (784,605,200)    (762,823,097)
                                    ------------   --------------   --------------
NET INCREASE (DECREASE)
IN NET ASSETS RESULTING FROM
OPERATIONS                          $(7,245,824)   $(765,676,636)   $(734,845,104)
                                    ============   ==============   ==============

See Notes to Financial Statements.

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31

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED) AND YEAR ENDED JUNE 30, 2008
                                    Disciplined Growth                      Equity Growth
Increase (Decrease) in     December 31,                     December 31,         June 30,
Net Assets                         2008  June 30, 2008              2008             2008

OPERATIONS

Net investment income
(loss)                         $ 31,494     $ (14,189)      $ 18,928,564     $ 33,299,460

Net realized
gain (loss)                 (1,968,610)         16,445     (273,812,670)     (27,701,805)

Change in net
unrealized appreciation
(depreciation)              (5,308,708)    (1,723,217)     (510,792,530)    (431,936,177)
                            -----------    -----------    --------------   --------------
Net increase (decrease)
in net assets resulting
from operations             (7,245,824)    (1,720,961)     (765,676,636)    (426,338,522)
                            -----------    -----------    --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS

From net
investment income:

 Investor Class                (43,563)             --      (19,208,644)     (18,117,148)

 Institutional Class           (15,865)             --       (4,931,069)      (4,575,117)

 A Class                          (641)             --       (2,628,047)      (2,458,073)

 B Class                             --             --             (156)             (23)

 C Class                             --             --          (22,655)          (3,652)

 R Class                             --             --           (6,765)          (3,169)

From net
realized gains:

 Investor Class                      --      (842,841)                --    (168,886,889)

 Institutional Class                 --      (231,230)                --     (35,308,932)

 A Class                             --       (28,321)                --     (31,289,644)

 B Class                             --          (928)                --          (1,935)

 C Class                             --          (929)                --        (789,602)

 R Class                             --       (24,205)                --         (77,406)
                            -----------    -----------    --------------   --------------
Decrease in net assets
from distributions             (60,069)    (1,128,454)      (26,797,336)    (261,511,590)
                            -----------    -----------    --------------   --------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease)
in net assets from
capital share
transactions                (1,451,330)    (7,230,688)     (104,767,702)    (175,475,327)
                            -----------    -----------    --------------   --------------

NET INCREASE (DECREASE)
IN
NET ASSETS                  (8,757,223)   (10,080,103)     (897,241,674)    (863,325,439)

NET ASSETS

Beginning of period          21,479,025     31,559,128     2,835,125,423    3,698,450,862
                            -----------    -----------    --------------   --------------
End of period               $12,721,802    $21,479,025    $1,937,883,749   $2,835,125,423
                            ===========    ===========    ==============   ==============
Accumulated
undistributed
net investment income
(loss)                        $(28,575)             --          $163,722       $8,032,494
                            ===========    ===========    ==============   ==============

See Notes to Financial Statements.

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32

SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED) AND YEAR ENDED JUNE 30, 2008
                                                                   Income & Growth
Increase (Decrease) in Net Assets             December 31, 2008      June 30, 2008

OPERATIONS

Net investment income (loss)                       $ 27,977,993       $ 56,836,326

Net realized gain (loss)                          (256,949,163)        (5,341,267)

Change in net unrealized appreciation
(depreciation)                                    (505,873,934)      (800,821,844)
                                                ---------------    ---------------
Net increase (decrease) in net assets
resulting from operations                         (734,845,104)      (749,326,785)
                                                ---------------    ---------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                                    (24,491,917)       (32,809,227)

 Institutional Class                                (7,360,814)        (6,577,667)

 A Class                                            (3,375,737)        (5,630,116)

 B Class                                                  (265)               (91)

 C Class                                                (6,119)            (6,702)

 R Class                                                (3,943)            (6,676)

From net realized gains:

 Investor Class                                              --      (278,102,719)

 Institutional Class                                         --       (52,837,113)

 A Class                                                     --       (55,266,754)

 B Class                                                     --            (2,900)

 C Class                                                     --          (155,764)

 R Class                                                     --           (85,046)
                                                ---------------    ---------------
Decrease in net assets from distributions          (35,238,795)      (431,480,775)
                                                ---------------    ---------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from
capital share transactions                        (244,454,340)      (466,136,259)
                                                ---------------    ---------------

NET INCREASE (DECREASE) IN NET ASSETS           (1,014,538,239)    (1,646,943,819)

NET ASSETS

Beginning of period                               2,980,243,872      4,627,187,691
                                                ---------------    ---------------
End of period                                   $ 1,965,705,633    $ 2,980,243,872
                                                ===============    ===============

Undistributed net investment income                  $2,035,376         $9,296,178
                                                ===============    ===============

See Notes to Financial Statements.

------
33

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Disciplined Growth Fund
(Disciplined Growth), Equity Growth Fund (Equity Growth) and Income & Growth
Fund (Income & Growth) (collectively, the funds) are three funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds seek long-term capital growth by investing in common stocks. Income is a secondary objective for Income & Growth. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the A Class, the B Class, the C Class and the R Class.
The A Class may incur an initial sales charge. The A Class, B Class and C
Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.
Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets. Sale of Disciplined Growth's B Class and C Class commenced on September 28, 2007. Sale of Equity Growth and Income & Growth's B
Class commenced on September 28, 2007.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the
Statement of Operations. The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

------
34

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin)
are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, each fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Disciplined Growth is no longer subject to examination by tax authorities for years prior to 2005. All tax years for Equity Growth and
Income & Growth remain subject to examination by tax authorities. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid semiannually for Disciplined Growth. Distributions from net investment income, if any, are declared and paid quarterly for Equity Growth and Income & Growth. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------
35

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.6880%
to 0.8700% for Disciplined Growth and from 0.3380% to 0.5200% for Equity
Growth and Income & Growth. The rates for the Complex Fee (Investor Class, A
Class, B Class, C Class, and R Class) range from 0.2500% to 0.3100%. The
Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class of the funds for the six months ended December 31, 2008 was as follows:

                                      Investor, A, B, C & R       Institutional

Disciplined Growth                            1.03%                   0.83%

Equity Growth                                 0.69%                   0.49%

Income & Growth                               0.69%                   0.49%

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule
12b-1 of the 1940 Act. The plans provide that the A Class will pay American
Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25%. The plans provide that the B Class and C Class will each pay
ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2008, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century
Services, LLC.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM).
JPMIM is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a securities lending agreement with
JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended December 31, 2008, were as follows:

                          Disciplined Growth    Equity Growth     Income & Growth

Purchases                     $8,885,114        $1,522,146,509     $710,876,296

Proceeds from sales           $10,358,249       $1,619,235,463     $942,175,695

------
36

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue three billion shares. Transactions in shares of the funds were as follows:

                                     Six months ended                      Year ended
                                    December 31, 2008                June 30, 2008(1)
                             Shares            Amount         Shares           Amount
Disciplined Growth

INVESTOR CLASS/
SHARES AUTHORIZED        80,000,000                       80,000,000
                         ==========                       ==========
Sold                         86,312         $ 707,930        273,346      $ 3,310,471

Issued in
reinvestment of
distributions                 6,002            41,955         68,671          830,920

Redeemed                  (228,080)       (1,874,384)      (739,371)      (8,613,604)
                         ----------      ------------     ----------     ------------
                          (135,766)       (1,124,499)      (397,354)      (4,472,213)
                         ----------      ------------     ----------     ------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED               10,000,000                       10,000,000
                         ==========                       ==========
Sold                         18,923           160,031        119,528        1,448,691

Issued in
reinvestment of
distributions                 2,263            15,865         19,063          231,230

Redeemed                   (56,015)         (522,699)      (322,327)      (3,877,341)
                         ----------      ------------     ----------     ------------
                           (34,829)         (346,803)      (183,736)      (2,197,420)
                         ----------      ------------     ----------     ------------
A CLASS/SHARES
AUTHORIZED               10,000,000                       10,000,000
                         ==========                       ==========
Sold                         18,479           154,661         22,561          272,265

Issued in
reinvestment of
distributions                    90               630          2,346           28,312

Redeemed                   (27,914)         (201,565)       (74,563)        (937,691)
                         ----------      ------------     ----------     ------------
                            (9,345)          (46,274)       (49,656)        (637,114)
                         ----------      ------------     ----------     ------------
B CLASS/SHARES
AUTHORIZED               10,000,000                       10,000,000
                         ==========                       ==========
Sold                             --                --          1,933           24,999

Issued in
reinvestment of
distributions                    --                --             77              928
                         ----------      ------------     ----------     ------------
                                 --                --          2,010           25,927
                         ----------      ------------     ----------     ------------
C CLASS/SHARES
AUTHORIZED               10,000,000                       10,000,000
                         ==========                       ==========
Sold                          4,122            31,213          1,933           24,998

Issued in
reinvestment of
distributions                    --                --             77              929
                         ----------      ------------     ----------     ------------
                              4,122            31,213          2,010           25,927
                         ----------      ------------     ----------     ------------
R CLASS/SHARES
AUTHORIZED               10,000,000                       10,000,000
                         ==========                       ==========
Sold                          3,692            36,408             --               --

Issued in
reinvestment of
distributions                    --                --          2,015           24,205

Redeemed                      (140)           (1,375)             --               --
                         ----------      ------------     ----------     ------------
                              3,552            35,033          2,015           24,205
                         ----------      ------------     ----------     ------------
Net increase
(decrease)                (172,266)      $(1,451,330)      (624,711)     $(7,230,688)
                         ==========      ============     ==========     ============

(1) September 28, 2007 (commencement of sale) through June 30, 2008 for the B
Class and C Class.

------
37

                                     Six months ended                      Year ended
                                    December 31, 2008                June 30, 2008(1)
                              Shares           Amount         Shares           Amount
Equity Growth

INVESTOR CLASS/
SHARES AUTHORIZED        300,000,000                     300,000,000
                        ============                    ============
Sold                       6,372,140    $ 113,348,715     13,807,508    $ 333,475,659

Issued in
reinvestment of
distributions                855,255       15,408,053      6,334,214      151,246,473

Redeemed                (11,758,397)    (219,743,143)   (25,892,430)    (622,960,730)
                        ------------   --------------   ------------   --------------
                         (4,531,002)     (90,986,375)    (5,750,708)    (138,238,598)
                        ------------   --------------   ------------   --------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED                90,000,000                      90,000,000
                        ============                    ============
Sold                       2,137,165       38,310,163      3,692,517       89,588,964

Issued in
reinvestment of
distributions                255,599        4,614,995      1,580,033       37,752,044

Redeemed                 (2,357,919)     (41,610,229)    (4,641,320)    (109,119,117)
                        ------------   --------------   ------------   --------------
                              34,845        1,314,929        631,230       18,221,891
                        ------------   --------------   ------------   --------------
A CLASS/SHARES
AUTHORIZED                50,000,000                      50,000,000
                        ============                    ============
Sold                       2,197,336       40,754,855      4,092,498      101,844,420

Issued in
reinvestment of
distributions                118,712        2,124,969      1,247,173       29,737,374

Redeemed                 (3,096,187)     (57,953,286)    (7,723,646)    (184,147,754)
                        ------------   --------------   ------------   --------------
                           (780,139)     (15,073,462)    (2,383,975)     (52,565,960)
                        ------------   --------------   ------------   --------------
B CLASS/SHARES
AUTHORIZED                10,000,000                      10,000,000
                        ============                    ============
Sold                             722           13,375          3,009           72,211

Issued in
reinvestment of
distributions                      8              143             83            1,958

Redeemed                       (597)          (9,087)          (974)         (22,509)
                        ------------   --------------   ------------   --------------
                                 133            4,431          2,118           51,660
                        ------------   --------------   ------------   --------------
C CLASS/SHARES
AUTHORIZED                10,000,000                      10,000,000
                        ============                    ============
Sold                          32,550          581,350         63,714        1,555,295

Issued in
reinvestment of
distributions                  1,310           21,725         32,729          773,749

Redeemed                    (55,922)      (1,004,727)      (223,998)      (5,249,391)
                        ------------   --------------   ------------   --------------
                            (22,062)        (401,652)      (127,555)      (2,920,347)
                        ------------   --------------   ------------   --------------
R CLASS/SHARES
AUTHORIZED                10,000,000                      10,000,000
                        ============                    ============
Sold                          23,696          423,442         26,397          662,896

Issued in
reinvestment of
distributions                    391            6,765          3,380           80,575

Redeemed                     (3,463)         (55,780)       (31,043)        (767,444)
                        ------------   --------------   ------------   --------------
                              20,624          374,427        (1,266)         (23,973)
                        ------------   --------------   ------------   --------------
Net increase
(decrease)               (5,277,601)   $(104,767,702)    (7,630,156)   $(175,475,327)
                        ============   ==============   ============   ==============

(1) September 28, 2007 (commencement of sale) through June 30, 2008 for the B
Class.

------
38

                                     Six months ended                       Year ended
                                    December 31, 2008                 June 30, 2008(1)
                              Shares           Amount         Shares            Amount
Income & Growth

INVESTOR CLASS/
SHARES AUTHORIZED        300,000,000                     300,000,000
                        ============                    ============
Sold                       2,850,942     $ 59,330,243      6,415,315     $ 194,535,979

Issued in
reinvestment of
distributions              1,095,644       23,244,024     10,224,009       294,726,443

Redeemed                (11,193,097)    (238,368,379)   (33,404,033)   (1,021,552,458)
                        ------------   --------------   ------------   ---------------
                         (7,246,511)    (155,794,112)   (16,764,709)     (532,290,036)
                        ------------   --------------   ------------   ---------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED                50,000,000                      50,000,000
                        ============                    ============
Sold                       2,668,972       55,180,762     11,749,338       347,201,581

Issued in
reinvestment of
distributions                336,879        7,146,156      1,989,992        57,370,982

Redeemed                 (3,988,902)     (81,166,135)    (5,108,609)     (149,392,874)
                        ------------   --------------   ------------   ---------------
                           (983,051)     (18,839,217)      8,630,721       255,179,689
                        ------------   --------------   ------------   ---------------
A CLASS/SHARES
AUTHORIZED               100,000,000                     100,000,000
                        ============                    ============
Sold                         654,106       13,795,528      2,105,676        64,860,599

Issued in
reinvestment of
distributions                155,182        3,303,843      2,105,543        60,602,076

Redeemed                 (4,093,553)     (86,617,777)   (10,436,043)     (314,186,372)
                        ------------   --------------   ------------   ---------------
                         (3,284,265)     (69,518,406)    (6,224,824)     (188,723,697)
                        ------------   --------------   ------------   ---------------
B CLASS/SHARES
AUTHORIZED                10,000,000                      10,000,000
                        ============                    ============
Sold                           1,178           18,354          1,441            45,675

Issued in
reinvestment of
distributions                     14              265            104             2,991

Redeemed                          --               --          (255)           (6,791)
                        ------------   --------------   ------------   ---------------
                               1,192           18,619          1,290            41,875
                        ------------   --------------   ------------   ---------------
C CLASS/SHARES
AUTHORIZED                10,000,000                      10,000,000
                        ============                    ============
Sold                          13,182          249,006          6,606           199,778

Issued in
reinvestment of
distributions                    261            5,283          4,456           127,573

Redeemed                    (17,339)        (361,511)       (20,428)         (644,385)
                        ------------   --------------   ------------   ---------------
                             (3,896)        (107,222)        (9,366)         (317,034)
                        ------------   --------------   ------------   ---------------
R CLASS/SHARES
AUTHORIZED                10,000,000                      10,000,000
                        ============                    ============
Sold                           4,932          105,787         17,106           501,406

Issued in
reinvestment of
distributions                     95            2,006            758            21,819

Redeemed                    (15,230)        (321,795)       (19,656)         (550,281)
                        ------------   --------------   ------------   ---------------
                            (10,203)        (214,002)        (1,792)          (27,056)
                        ------------   --------------   ------------   ---------------
Net increase
(decrease)              (11,526,734)   $(244,454,340)   (14,368,680)   $ (466,136,259)
                        ============   ==============   ============   ===============

(1) September 28, 2007 (commencement of sale) through June 30, 2008 for the B
Class.

5. SECURITIES LENDING

As of December 31, 2008, the funds did not have any securities on loan. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited. Investments made with cash collateral may decline in value.

------
39

6. FAIR VALUE MEASUREMENTS

The funds' securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as a fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities and other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the funds' securities as of December 31, 2008:

                                                                         Value of
Fund/Valuation Inputs                                       Investment Securities

DISCIPLINED GROWTH

Level 1 -- Quoted Prices                                              $12,815,977

Level 2 -- Other Significant Observable Inputs                                 --

Level 3 -- Significant Unobservable Inputs                                     --
                                                                   --------------
                                                                      $12,815,977
                                                                   ==============

EQUITY GROWTH

Level 1 -- Quoted Prices                                           $1,913,932,052

Level 2 -- Other Significant Observable Inputs                         22,300,000

Level 3 - Significant Unobservable Inputs                                      --
                                                                   --------------
                                                                   $1,936,232,052
                                                                   ==============

INCOME & GROWTH

Level 1 -- Quoted Prices                                           $1,942,960,218

Level 2 -- Other Significant Observable Inputs                                 --

Level 3 -- Significant Unobservable Inputs                                     --
                                                                   --------------
                                                                   $1,942,960,218
                                                                   ==============

7. BANK LINE OF CREDIT

The funds, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the funds to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended December 31,
2008.

------
40

8. INTERFUND LENDING

The funds, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC).
This program provides an alternative credit facility allowing the funds to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund's investment policies and borrowing and lending limits.
The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates.
Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended December 31, 2008, the funds did not utilize the program.

9. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

                                 Disciplined
                                      Growth     Equity Growth  Income & Growth
Federal tax cost of
investments                      $16,735,948    $2,320,290,123   $2,262,404,534
                                ============    ==============   ==============
Gross tax appreciation
of investments                     $ 236,364     $ 122,629,914    $ 230,843,669

Gross tax depreciation
of investments                   (4,156,335)     (506,687,985)    (550,287,985)
                                ------------    --------------   --------------
Net tax appreciation
(depreciation) of
investments                     $(3,919,971)    $(384,058,071)   $(319,444,316)
                                ============    ==============   ==============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends received.

Disciplined Growth, Equity Growth and Income & Growth had capital loss deferrals of $(464,377), $(85,811,372) and $(88,930,586), respectively, which represents net capital losses incurred in the eight-month period ended June
30, 2008. The funds have elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

10. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

------
41

FINANCIAL HIGHLIGHTS
Disciplined Growth

Investor Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                               2008(1)      2008      2007(2)       2006    2005(3)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                       $11.12    $12.35       $11.59     $10.47     $10.00
                              --------  --------     --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(4)                 0.02    (0.01)       (0.02)     (0.02)       0.01

 Net Realized
 and Unrealized
 Gain (Loss)                    (3.88)    (0.74)         0.83       1.20       0.48
                              --------  --------     --------   --------   --------
 Total From
 Investment Operations          (3.86)    (0.75)         0.81       1.18       0.49
                              --------  --------     --------   --------   --------
Distributions

 From Net
 Investment Income              (0.03)        --           --         --     (0.02)

 From Net
 Realized Gains                     --    (0.48)       (0.05)     (0.06)         --
                              --------  --------     --------   --------   --------
 Total Distributions            (0.03)    (0.48)       (0.05)     (0.06)     (0.02)
                              --------  --------     --------   --------   --------
Net Asset Value,
End of Period                    $7.23    $11.12       $12.35     $11.59     $10.47
                              ========  ========     ========   ========   ========

TOTAL RETURN(5)               (34.68)%   (6.38)%        7.00%     11.30%      4.87%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    1.04%(6)     1.03%     1.02%(6)      1.02%   1.02%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                    0.35%(6)   (0.07)%   (0.29)%(6)    (0.21)%   0.28%(6)

Portfolio
Turnover Rate                      52%      134%          78%       124%        37%

Net Assets, End of Period
(in thousands)                  $9,485   $16,093      $22,775    $16,709     $8,569

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) September 30, 2005 (fund inception) through December 31, 2005.

(4) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
42

Disciplined Growth

Institutional Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                               2008(1)      2008      2007(2)       2006    2005(3)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                       $11.15    $12.36       $11.62     $10.47     $10.00
                              --------  --------     --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(4)                 0.03      0.01        --(5)      --(5)       0.01

 Net Realized
 and Unrealized
 Gain (Loss)                    (3.88)    (0.74)         0.81       1.21       0.48
                              --------  --------     --------   --------   --------
 Total From
 Investment Operations          (3.85)    (0.73)         0.81       1.21       0.49
                              --------  --------     --------   --------   --------
Distributions

 From Net
 Investment Income              (0.05)        --           --         --     (0.02)

 From Net
 Realized Gains                     --    (0.48)       (0.07)     (0.06)         --
                              --------  --------     --------   --------   --------
 Total Distributions            (0.05)    (0.48)       (0.07)     (0.06)     (0.02)
                              --------  --------     --------   --------   --------
Net Asset Value,
End of Period                    $7.25    $11.15       $12.36     $11.62     $10.47
                              ========  ========     ========   ========   ========

TOTAL RETURN(6)               (34.54)%   (6.22)%        7.02%     11.59%      4.91%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    0.84%(7)     0.83%     0.82%(7)      0.82%   0.82%(7)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                    0.55%(7)     0.13%   (0.09)%(7)    (0.01)%   0.48%(7)

Portfolio
Turnover Rate                      52%      134%          78%       124%        37%

Net Assets, End of Period
(in thousands)                  $2,473    $4,194       $6,918     $3,940       $524

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) September 30, 2005 (fund inception) through December 31, 2005.

(4) Computed using average shares outstanding throughout the period.

(5) Per-share amount was less than $0.005.

(6) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(7) Annualized.

See Notes to Financial Statements.

------
43

Disciplined Growth

A Class(1)
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                               2008(2)      2008      2007(3)       2006    2005(4)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                       $11.07    $12.33       $11.56     $10.46     $10.00
                              --------  --------     --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(5)                --(6)    (0.04)       (0.03)     (0.05)      --(6)

 Net Realized
 and Unrealized
 Gain (Loss)                    (3.84)    (0.74)         0.82       1.21       0.47
                              --------  --------     --------   --------   --------
 Total From
 Investment Operations          (3.84)    (0.78)         0.79       1.16       0.47
                              --------  --------     --------   --------   --------
Distributions

 From Net
 Investment Income              (0.02)        --           --         --     (0.01)

 From Net
 Realized Gains                     --    (0.48)       (0.02)     (0.06)         --
                              --------  --------     --------   --------   --------
 Total Distributions            (0.02)    (0.48)       (0.02)     (0.06)     (0.01)
                              --------  --------     --------   --------   --------
Net Asset Value,
End of Period                    $7.21    $11.07       $12.33     $11.56     $10.46
                              ========  ========     ========   ========   ========

TOTAL RETURN(7)               (34.73)%   (6.65)%        6.84%     11.12%      4.72%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    1.29%(8)     1.28%     1.27%(8)      1.27%   1.27%(8)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                    0.10%(8)   (0.32)%   (0.54)%(8)    (0.46)%   0.03%(8)

Portfolio
Turnover Rate                      52%      134%          78%       124%        37%

Net Assets, End of Period
(in thousands)                    $305      $571       $1,248       $701       $531

(1) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class.

(2) Six months ended December 31, 2008 (unaudited).

(3) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(4) September 30, 2005 (fund inception) through December 31, 2005.

(5) Computed using average shares outstanding throughout the period.

(6) Per-share amount was less than $0.005.

(7) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(8) Annualized.

See Notes to Financial Statements.

------
44

Disciplined Growth

B Class
For a Share Outstanding Throughout the Periods Indicated
                                                              2008(1)      2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                           $11.04       $12.93
                                                             --------     --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               (0.03)       (0.09)

 Net Realized and Unrealized Gain (Loss)                       (3.84)       (1.32)
                                                             --------     --------
 Total From Investment Operations                              (3.87)       (1.41)
                                                             --------     --------
Distributions

 From Net Realized Gains                                           --       (0.48)
                                                             --------     --------
Net Asset Value, End of Period                                  $7.17       $11.04
                                                             ========     ========

TOTAL RETURN(4)                                              (35.05)%     (11.22)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets            2.04%(5)     2.03%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      (0.65)%(5)   (1.02)%(5)

Portfolio Turnover Rate                                           52%      134%(6)

Net Assets, End of Period (in thousands)                          $14          $22

(1) Six months ended December 31, 2008 (unaudited).

(2) September 28, 2007 (commencement of sale) through June 30, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

------
45

Disciplined Growth

C Class
For a Share Outstanding Throughout the Periods Indicated
                                                              2008(1)      2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                           $11.04       $12.93
                                                             --------     --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               (0.02)       (0.09)

 Net Realized and Unrealized Gain (Loss)                       (3.84)       (1.32)
                                                             --------     --------
 Total From Investment Operations                              (3.86)       (1.41)
                                                             --------     --------
Distributions

 From Net Realized Gains                                           --       (0.48)
                                                             --------     --------
Net Asset Value, End of Period                                  $7.18       $11.04
                                                             ========     ========

TOTAL RETURN(4)                                              (35.05)%     (11.22)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets            2.04%(5)     2.03%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                      (0.65)%(5)   (1.01)%(5)

Portfolio Turnover Rate                                           52%      134%(6)

Net Assets, End of Period (in thousands)                          $44          $22

(1) Six months ended December 31, 2008 (unaudited).

(2) September 28, 2007 (commencement of sale) through June 30, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. Total returns are calculated based on the net asset value on the last business day. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

------
46

Disciplined Growth

R Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                                 2008(1)      2008      2007(2)       2006      2005(3)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                         $11.00    $12.28       $11.53     $10.46       $10.00
                                --------  --------     --------   --------     --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(4)                 (0.01)    (0.07)       (0.05)     (0.08)        --(5)

 Net Realized
 and Unrealized
 Gain (Loss)                      (3.82)    (0.73)         0.82       1.21         0.47
                                --------  --------     --------   --------     --------
 Total From
 Investment Operations            (3.83)    (0.80)         0.77       1.13         0.47
                                --------  --------     --------   --------     --------
Distributions

 From Net
 Investment Income                    --        --           --         --       (0.01)

 From Net
 Realized Gains                       --    (0.48)       (0.02)     (0.06)           --
                                --------  --------     --------   --------     --------
 Total Distributions                  --    (0.48)       (0.02)     (0.06)       (0.01)
                                --------  --------     --------   --------     --------
Net Asset Value,
End of Period                      $7.17    $11.00       $12.28     $11.53       $10.46
                                ========  ========     ========   ========     ========

TOTAL RETURN(6)                 (34.82)%   (6.84)%        6.68%     10.83%        4.66%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                      1.54%(7)     1.53%     1.52%(7)      1.52%     1.52%(7)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                    (0.15)%(7)   (0.57)%   (0.79)%(7)    (0.71)%   (0.22)%(7)

Portfolio
Turnover Rate                        52%      134%          78%       124%          37%

Net Assets, End of Period
(in thousands)                      $401      $576         $619       $580         $523

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) September 30, 2005 (fund inception) through December 31, 2005.

(4) Computed using average shares outstanding throughout the period.

(5) Per-share amount was less than $0.005.

(6) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(7) Annualized.

See Notes to Financial Statements.

------
47

FINANCIAL HIGHLIGHTS
Equity Growth

Investor Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                            2008(1)         2008      2007(2)         2006         2005         2004         2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period          $21.84       $26.91       $25.64       $23.37       $22.08       $19.60       $15.19
                           --------     --------     --------     --------     --------     --------     --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)              0.15         0.25         0.11         0.22         0.22         0.25         0.17

 Net Realized
 and Unrealized
 Gain (Loss)                 (6.22)       (3.36)         1.55         3.07         1.39         2.47         4.41
                           --------     --------     --------     --------     --------     --------     --------
 Total From
 Investment
 Operations                  (6.07)       (3.11)         1.66         3.29         1.61         2.72         4.58
                           --------     --------     --------     --------     --------     --------     --------
Distributions

 From Net
 Investment Income           (0.21)       (0.18)       (0.11)       (0.23)       (0.22)       (0.24)       (0.17)

 From Net
 Realized Gains                  --       (1.78)       (0.28)       (0.79)       (0.10)           --           --
                           --------     --------     --------     --------     --------     --------     --------
 Total
 Distributions               (0.21)       (1.96)       (0.39)       (1.02)       (0.32)       (0.24)       (0.17)
                           --------     --------     --------     --------     --------     --------     --------
Net Asset Value, End
of Period                    $15.56       $21.84       $26.91       $25.64       $23.37       $22.08       $19.60
                           ========     ========     ========     ========     ========     ========     ========

TOTAL RETURN(4)            (27.90)%     (12.12)%        6.52%       14.14%        7.30%       13.98%       30.27%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                 0.69%(5)        0.67%     0.67%(5)        0.67%        0.67%        0.68%        0.69%

Ratio of Net
Investment Income
(Loss) to
Average Net Assets         1.60%(5)        1.01%     0.82%(5)        0.92%        0.98%        1.24%        1.00%

Portfolio
Turnover Rate                   64%         105%          52%         102%         106%          97%          95%

Net Assets,
End of Period
(in thousands)           $1,387,317   $2,046,107   $2,675,773   $2,488,267   $1,962,596   $1,547,062   $1,188,103

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
48

Equity Growth

Institutional Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                               2008(1)      2008    2007(2)       2006       2005       2004       2003
PER-SHARE DATA

Net Asset Value, Beginning
of Period                       $21.86    $26.92     $25.65     $23.38     $22.09     $19.61     $15.20
                              --------  --------   --------   --------   --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                 0.17      0.29       0.13       0.27       0.27       0.29       0.20

 Net Realized
 and Unrealized
 Gain (Loss)                    (6.22)    (3.35)       1.55       3.07       1.38       2.47       4.41
                              --------  --------   --------   --------   --------   --------   --------
 Total From
 Investment Operations          (6.05)    (3.06)       1.68       3.34       1.65       2.76       4.61
                              --------  --------   --------   --------   --------   --------   --------
Distributions

 From Net
 Investment Income              (0.24)    (0.22)     (0.13)     (0.28)     (0.26)     (0.28)     (0.20)

 From Net
 Realized Gains                     --    (1.78)     (0.28)     (0.79)     (0.10)         --         --
                              --------  --------   --------   --------   --------   --------   --------
 Total Distributions            (0.24)    (2.00)     (0.41)     (1.07)     (0.36)     (0.28)     (0.20)
                              --------  --------   --------   --------   --------   --------   --------
Net Asset Value,
End of Period                   $15.57    $21.86     $26.92     $25.65     $23.38     $22.09     $19.61
                              ========  ========   ========   ========   ========   ========   ========

TOTAL RETURN(4)               (27.81)%  (11.95)%      6.61%     14.36%      7.51%     14.20%     30.50%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    0.49%(5)     0.47%   0.47%(5)      0.47%      0.47%      0.48%      0.49%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                    1.80%(5)     1.21%   1.02%(5)      1.12%      1.18%      1.44%      1.20%

Portfolio
Turnover Rate                      64%      105%        52%       102%       106%        97%        95%

Net Assets, End of Period
(in thousands)                $316,448  $443,647   $529,324   $472,199   $177,805   $107,997    $91,240

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
49

Equity Growth

A Class(1)
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                               2008(2)      2008    2007(3)       2006       2005       2004       2003
PER-SHARE DATA

Net Asset Value, Beginning
of Period                       $21.81    $26.89     $25.62     $23.35     $22.07     $19.59     $15.17
                              --------  --------   --------   --------   --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(4)                 0.13      0.18       0.07       0.16       0.17       0.20       0.13

 Net Realized
 and Unrealized
 Gain (Loss)                    (6.21)    (3.34)       1.56       3.07       1.37       2.47       4.41
                              --------  --------   --------   --------   --------   --------   --------
 Total From
 Investment Operations          (6.08)    (3.16)       1.63       3.23       1.54       2.67       4.54
                              --------  --------   --------   --------   --------   --------   --------
Distributions

 From Net
 Investment Income              (0.18)    (0.14)     (0.08)     (0.17)     (0.16)     (0.19)     (0.12)

 From Net
 Realized Gains                     --    (1.78)     (0.28)     (0.79)     (0.10)         --         --
                              --------  --------   --------   --------   --------   --------   --------
 Total Distributions            (0.18)    (1.92)     (0.36)     (0.96)     (0.26)     (0.19)     (0.12)
                              --------  --------   --------   --------   --------   --------   --------
Net Asset Value,
End of Period                   $15.55    $21.81     $26.89     $25.62     $23.35     $22.07     $19.59
                              ========  ========   ========   ========   ========   ========   ========

TOTAL RETURN(5)               (27.99)%  (12.33)%      6.40%     13.86%      6.99%     13.71%     30.05%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    0.94%(6)     0.92%   0.92%(6)      0.92%      0.92%      0.93%      0.94%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                    1.35%(6)     0.76%   0.57%(6)      0.67%      0.73%      0.99%      0.75%

Portfolio
Turnover Rate                      64%      105%        52%       102%       106%        97%        95%

Net Assets, End of Period
(in thousands)                $228,111  $336,939   $479,540   $417,950   $265,812   $160,427   $114,404

(1) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class.

(2) Six months ended December 31, 2008 (unaudited).

(3) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(4) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
50

Equity Growth

B Class
For a Share Outstanding Throughout the Periods Indicated
                                                               2008(1)     2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                            $21.78      $27.09
                                                              --------    --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                                  0.06       --(4)

 Net Realized and Unrealized Gain (Loss)                        (6.20)      (3.52)
                                                              --------    --------
 Total From Investment Operations                               (6.14)      (3.52)
                                                              --------    --------
Distributions

 From Net Investment Income                                     (0.07)      (0.01)

 From Net Realized Gains                                            --      (1.78)
                                                              --------    --------
 Total Distributions                                            (0.07)      (1.79)
                                                              --------    --------
Net Asset Value, End of Period                                  $15.57      $21.78
                                                              ========    ========

TOTAL RETURN(5)                                               (28.22)%    (13.55)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets             1.69%(6)    1.67%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                         0.60%(6)    0.02%(6)

Portfolio Turnover Rate                                            64%     105%(7)

Net Assets, End of Period (in thousands)                           $35         $46

(1) Six months ended December 31, 2008 (unaudited).

(2) September 28, 2007 (commencement of sale) through June 30, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

------
51

Equity Growth

C Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                               2008(1)      2008      2007(2)       2006       2005       2004       2003
PER-SHARE DATA

Net Asset Value, Beginning
of Period                       $21.64    $26.76       $25.51     $23.28     $22.03     $19.55     $15.14
                              --------  --------     --------   --------   --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                 0.06     --(4)       (0.02)     (0.02)      --(4)       0.05     (0.01)

 Net Realized
 and Unrealized
 Gain (Loss)                    (6.16)    (3.33)         1.55       3.04       1.37       2.47       4.43
                              --------  --------     --------   --------   --------   --------   --------
 Total From
 Investment Operations          (6.10)    (3.33)         1.53       3.02       1.37       2.52       4.42
                              --------  --------     --------   --------   --------   --------   --------
Distributions

 From Net
 Investment Income              (0.07)    (0.01)           --      --(4)     (0.02)     (0.04)     (0.01)

 From Net
 Realized Gains                     --    (1.78)       (0.28)     (0.79)     (0.10)         --         --
                              --------  --------     --------   --------   --------   --------   --------
 Total Distributions            (0.07)    (1.79)       (0.28)     (0.79)     (0.12)     (0.04)     (0.01)
                              --------  --------     --------   --------   --------   --------   --------
Net Asset Value,
End of Period                   $15.47    $21.64       $26.76     $25.51     $23.28     $22.03     $19.55
                              ========  ========     ========   ========   ========   ========   ========

TOTAL RETURN(5)               (28.27)%  (13.01)%        5.99%     13.02%      6.23%     12.89%     29.20%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    1.69%(6)     1.67%     1.67%(6)      1.67%      1.67%      1.68%      1.69%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                    0.60%(6)     0.01%   (0.18)%(6)    (0.08)%    (0.02)%      0.24%      0.00%

Portfolio
Turnover Rate                      64%      105%          52%       102%       106%        97%        95%

Net Assets, End of Period
(in thousands)                  $5,114    $7,634      $12,852    $10,276     $4,536     $2,088     $1,076

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
52

Equity Growth

R Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                               2008(1)      2008    2007(2)       2006    2005(3)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                       $21.81    $26.91     $25.64     $23.37     $23.27
                              --------  --------   --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(4)                 0.10      0.13       0.04       0.14       0.08

 Net Realized
 and Unrealized
 Gain (Loss)                    (6.21)    (3.36)       1.56       3.03       0.19
                              --------  --------   --------   --------   --------
 Total From
 Investment Operations          (6.11)    (3.23)       1.60       3.17       0.27
                              --------  --------   --------   --------   --------
Distributions

 From Net
 Investment Income              (0.14)    (0.09)     (0.05)     (0.11)     (0.07)

 From Net
 Realized Gains                     --    (1.78)     (0.28)     (0.79)     (0.10)
                              --------  --------   --------   --------   --------
 Total Distributions            (0.14)    (1.87)     (0.33)     (0.90)     (0.17)
                              --------  --------   --------   --------   --------
Net Asset Value,
End of Period                   $15.56    $21.81     $26.91     $25.64     $23.37
                              ========  ========   ========   ========   ========

TOTAL RETURN(5)               (28.09)%  (12.56)%      6.27%     13.57%      1.15%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    1.19%(6)     1.17%   1.17%(6)      1.17%   1.17%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                    1.10%(6)     0.51%   0.32%(6)      0.42%   0.78%(6)

Portfolio
Turnover Rate                      64%      105%        52%       102%    106%(7)

Net Assets, End of Period
(in thousands)                    $858      $752       $962       $741        $25

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) July 29, 2005 (commencement of sale) through December 31, 2005.

(4) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended December 31, 2005.

See Notes to Financial Statements.

------
53

Income & Growth

Investor Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                            2008(1)         2008      2007(2)         2006         2005         2004         2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period          $25.32       $35.04       $33.29       $30.33       $30.67       $27.70       $21.74
                           --------     --------     --------     --------     --------     --------     --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)              0.25         0.47         0.23         0.57         0.57         0.60         0.43

 Net Realized
 and Unrealized
 Gain (Loss)                 (6.74)       (6.54)         2.27         4.54         0.90         2.96         5.96
                           --------     --------     --------     --------     --------     --------     --------
 Total From
 Investment
 Operations                  (6.49)       (6.07)         2.50         5.11         1.47         3.56         6.39
                           --------     --------     --------     --------     --------     --------     --------
Distributions

 From Net
 Investment Income           (0.32)       (0.36)       (0.22)       (0.59)       (0.59)       (0.59)       (0.43)

 From Net
 Realized Gains                  --       (3.29)       (0.53)       (1.56)       (1.22)           --           --
                           --------     --------     --------     --------     --------     --------     --------
 Total
 Distributions               (0.32)       (3.65)       (0.75)       (2.15)       (1.81)       (0.59)       (0.43)
                           --------     --------     --------     --------     --------     --------     --------
Net Asset Value, End
of Period                    $18.51       $25.32       $35.04       $33.29       $30.33       $30.67       $27.70
                           ========     ========     ========     ========     ========     ========     ========

TOTAL RETURN(4)            (25.80)%     (18.48)%        7.67%       17.17%        4.79%       12.98%       29.62%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                 0.69%(5)        0.68%     0.67%(5)        0.67%        0.67%        0.68%        0.69%

Ratio of Net
Investment Income
(Loss) to Average Net
Assets                     2.27%(5)        1.53%     1.37%(5)        1.81%        1.86%        2.10%        1.80%

Portfolio
Turnover Rate                   29%          57%          27%          63%          70%          74%          67%

Net Assets,
End of Period
(in thousands)           $1,385,478   $2,078,333   $3,463,508   $3,578,273   $3,616,640   $3,904,689   $3,803,254

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
54

Income & Growth

Institutional Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                               2008(1)      2008    2007(2)       2006       2005       2004       2003
PER-SHARE DATA

Net Asset Value, Beginning
of Period                       $25.35    $35.06     $33.31     $30.34     $30.68     $27.71     $21.76
                              --------  --------   --------   --------   --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                 0.27      0.52       0.26       0.64       0.64       0.66       0.48

 Net Realized
 and Unrealized
 Gain (Loss)                    (6.74)    (6.53)       2.28       4.54       0.89       2.95       5.95
                              --------  --------   --------   --------   --------   --------   --------
 Total From
 Investment Operations          (6.47)    (6.01)       2.54       5.18       1.53       3.61       6.43
                              --------  --------   --------   --------   --------   --------   --------
Distributions

 From Net
 Investment Income              (0.35)    (0.41)     (0.26)     (0.65)     (0.65)     (0.64)     (0.48)

 From Net
 Realized Gains                     --    (3.29)     (0.53)     (1.56)     (1.22)         --         --
                              --------  --------   --------   --------   --------   --------   --------
 Total Distributions            (0.35)    (3.70)     (0.79)     (2.21)     (1.87)     (0.64)     (0.48)
                              --------  --------   --------   --------   --------   --------   --------
Net Asset Value,
End of Period                   $18.53    $25.35     $35.06     $33.31     $30.34     $30.68     $27.71
                              ========  ========   ========   ========   ========   ========   ========

TOTAL RETURN(4)               (25.73)%  (18.32)%      7.80%     17.40%      5.00%     13.20%     29.81%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    0.49%(5)     0.48%   0.47%(5)      0.47%      0.47%      0.48%      0.49%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                    2.47%(5)     1.73%   1.57%(5)      2.01%      2.06%      2.30%      2.00%

Portfolio
Turnover Rate                      29%       57%        27%        63%        70%        74%        67%

Net Assets, End of Period
(in thousands)                $375,417  $538,656   $442,367   $487,888   $477,395   $400,048   $270,760

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
55

Income & Growth

A Class(1)
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                               2008(2)      2008    2007(3)       2006       2005       2004       2003
PER-SHARE DATA

Net Asset Value, Beginning
of Period                       $25.28    $35.01     $33.27     $30.31     $30.65     $27.68     $21.72
                              --------  --------   --------   --------   --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(4)                 0.22      0.39       0.19       0.49       0.49       0.52       0.37

 Net Realized
 and Unrealized
 Gain (Loss)                    (6.73)    (6.53)       2.27       4.54       0.90       2.96       5.96
                              --------  --------   --------   --------   --------   --------   --------
 Total From
 Investment Operations          (6.51)    (6.14)       2.46       5.03       1.39       3.48       6.33
                              --------  --------   --------   --------   --------   --------   --------
Distributions

 From Net
 Investment Income              (0.27)    (0.30)     (0.19)     (0.51)     (0.51)     (0.51)     (0.37)

 From Net
 Realized Gains                     --    (3.29)     (0.53)     (1.56)     (1.22)         --         --
                              --------  --------   --------   --------   --------   --------   --------
 Total Distributions            (0.27)    (3.59)     (0.72)     (2.07)     (1.73)     (0.51)     (0.37)
                              --------  --------   --------   --------   --------   --------   --------
Net Asset Value,
End of Period                   $18.50    $25.28     $35.01     $33.27     $30.31     $30.65     $27.68
                              ========  ========   ========   ========   ========   ========   ========

TOTAL RETURN(5)               (25.86)%  (18.68)%      7.55%     16.86%      4.53%     12.71%     29.33%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    0.94%(6)     0.93%   0.92%(6)      0.92%      0.92%      0.93%      0.94%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                    2.02%(6)     1.28%   1.12%(6)      1.56%      1.61%      1.85%      1.55%

Portfolio
Turnover Rate                      29%       57%        27%        63%        70%        74%        67%

Net Assets, End of Period
(in thousands)                $203,763  $361,500   $718,533   $700,335   $690,379   $925,472   $888,390

(1) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class.

(2) Six months ended December 31, 2008 (unaudited).

(3) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(4) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
56

Income & Growth

B Class
For a Share Outstanding Throughout the Periods Indicated
                                                              2008(1)      2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                           $25.26       $34.36
                                                             --------     --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                                 0.14         0.12

 Net Realized and Unrealized Gain (Loss)                       (6.73)       (5.84)
                                                             --------     --------
 Total From Investment Operations                              (6.59)       (5.72)
                                                             --------     --------
Distributions

 From Net Investment Income                                    (0.15)       (0.09)

 From Net Realized Gains                                           --       (3.29)
                                                             --------     --------
 Total Distributions                                           (0.15)       (3.38)
                                                             --------     --------
Net Asset Value, End of Period                                 $18.52       $25.26
                                                             ========     ========

TOTAL RETURN(4)                                              (26.16)%     (17.78)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets            1.69%(5)     1.68%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                                        1.27%(5)     0.58%(5)

Portfolio Turnover Rate                                           29%       57%(6)

Net Assets, End of Period (in thousands)                          $46          $33

(1) Six months ended December 31, 2008 (unaudited).

(2) September 28, 2007 (commencement of sale) through June 30, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

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57

Income & Growth

C Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                               2008(1)      2008    2007(2)       2006       2005       2004       2003
PER-SHARE DATA

Net Asset Value, Beginning
of Period                       $25.20    $34.98     $33.25     $30.29     $30.64     $27.67     $21.68
                              --------  --------   --------   --------   --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(3)                 0.14      0.16       0.06       0.26       0.27       0.32       0.19

 Net Realized
 and Unrealized
 Gain (Loss)                    (6.71)    (6.51)       2.27       4.54       0.88       2.95       5.98
                              --------  --------   --------   --------   --------   --------   --------
 Total From
 Investment Operations          (6.57)    (6.35)       2.33       4.80       1.15       3.27       6.17
                              --------  --------   --------   --------   --------   --------   --------
Distributions

 From Net
 Investment Income              (0.15)    (0.14)     (0.07)     (0.28)     (0.28)     (0.30)     (0.18)

 From Net
 Realized Gains                     --    (3.29)     (0.53)     (1.56)     (1.22)         --         --
                              --------  --------   --------   --------   --------   --------   --------
 Total Distributions            (0.15)    (3.43)     (0.60)     (1.84)     (1.50)     (0.30)     (0.18)
                              --------  --------   --------   --------   --------   --------   --------
Net Asset Value,
End of Period                   $18.48    $25.20     $34.98     $33.25     $30.29     $30.64     $27.67
                              ========  ========   ========   ========   ========   ========   ========

TOTAL RETURN(4)               (26.14)%  (19.31)%      7.16%     16.02%      3.73%     11.88%     28.56%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    1.69%(5)     1.68%   1.67%(5)      1.67%      1.67%      1.68%      1.69%

Ratio of Net Investment
Income (Loss) to Average
Net Assets                    1.27%(5)     0.53%   0.37%(5)      0.81%      0.86%      1.10%      0.80%

Portfolio
Turnover Rate                      29%       57%        27%        63%        70%        74%        67%

Net Assets, End of Period
(in thousands)                    $791    $1,176     $1,960     $1,956     $2,358     $2,966     $2,330

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
58

Income & Growth

R Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                               2008(1)      2008    2007(2)       2006       2005       2004    2003(3)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                       $25.29    $35.04     $33.30     $30.34     $30.67     $27.70     $24.79
                              --------  --------   --------   --------   --------   --------   --------
Income From
Investment Operations

 Net Investment
 Income (Loss)(4)                 0.20      0.32       0.15       0.41       0.50       0.48       0.08

 Net Realized
 and Unrealized
 Gain (Loss)                    (6.74)    (6.53)       2.27       4.55       0.83       2.93       3.03
                              --------  --------   --------   --------   --------   --------   --------
 Total From
 Investment Operations          (6.54)    (6.21)       2.42       4.96       1.33       3.41       3.11
                              --------  --------   --------   --------   --------   --------   --------
Distributions

 From Net
 Investment Income              (0.23)    (0.25)     (0.15)     (0.44)     (0.44)     (0.44)     (0.20)

 From Net
 Realized Gains                     --    (3.29)     (0.53)     (1.56)     (1.22)         --         --
                              --------  --------   --------   --------   --------   --------   --------
 Total Distributions            (0.23)    (3.54)     (0.68)     (2.00)     (1.66)     (0.44)     (0.20)
                              --------  --------   --------   --------   --------   --------   --------
Net Asset Value,
End of Period                   $18.52    $25.29     $35.04     $33.30     $30.34     $30.67     $27.70
                              ========  ========   ========   ========   ========   ========   ========

TOTAL RETURN(5)               (25.96)%  (18.88)%      7.42%     16.56%      4.31%     12.42%     12.57%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                    1.19%(6)     1.18%   1.17%(6)      1.17%   1.15%(7)      1.18%   1.18%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                    1.77%(6)     1.03%   0.87%(6)      1.31%   1.38%(7)      1.60%   0.85%(6)

Portfolio
Turnover Rate                      29%       57%        27%        63%        70%        74%     67%(8)

Net Assets, End of Period
(in thousands)                    $211      $546       $819       $660       $423        $70         $9

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) August 29, 2003 (commencement of sale) through December 31, 2003.

(4) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) During the year ended December 31, 2005, the class received a partial reimbursement of its distribution and service fee. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income (loss) to average net assets would have been 1.17% and 1.36%, respectively.

(8) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended December 31, 2003.

See Notes to Financial Statements.

------
59

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, distributions you receive from certain IRAs, or 403(b),
457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
60

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

------
61

NOTES

------
62

NOTES

------
63

NOTES

------
64

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . .       1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE . . . . . . . . . . . .       1-800-345-2021 or
                                                               816-531-5575

INVESTORS USING ADVISORS . . . . . . . . . . . . . . . .       1-800-378-9878

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS . . . . . . . . . . . . . . . . . . . .       1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES . . . . . .       1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . .       1-800-634-4113

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investments
P.O. Box 419200
Kansas City, MO 64141-6200

PRSRT STD
U.S. POSTAGE PAID
AMERICAN CENTURY
COMPANIES

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0902
CL-SAN-64104S

[front cover]

SEMIANNUAL REPORT
DECEMBER 31, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

SMALL COMPANY FUND

PRESIDENT'S LETTER

[photo of Jonathan Thomas]

JONATHAN THOMAS

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended
December 31, 2008. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I'd like to provide my perspective on how we have managed--and continue to manage--your investments in these uncertain times.

As a company, American Century Investments® is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and--through its disciplined processes and teamwork--helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we've demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We've stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

/s/Jonathan Thomas
Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . .      2

SMALL COMPANY

FINANCIAL STATEMENTS

OTHER INFORMATION

     Additional Information. . . . . . . . . . . . . . . . . . . . . . . .     28
     Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . .     29

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments'
knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By John Schniedwind, Chief Investment Officer, Quantitative Equity

STOCKS CAPSIZED BY PERFECT STORM

The U.S. stock market suffered one of the worst declines in its history during the final six months of 2008. The steep losses in the equity market were driven by a confluence of factors--a liquidity crisis in the credit markets, a loss of confidence in banks and other financial institutions, and a significant consumer-led economic downturn.

The U.S. economy, which has been in recession since December 2007, weakened further in the last half of 2008. The economy shed more than two million jobs during the six-month period as the unemployment rate rose to its highest level since 1992. Retail sales fell by more than 10%, while the housing market saw a surge in mortgage delinquencies and foreclosures.

Further troubles in the mortgage market contributed to a worsening credit crunch and growing losses for many financial companies. The breaking point occurred in September, when brokerage firm Lehman Brothers filed for bankruptcy, unleashing a torrent of takeovers and bailouts of struggling financial companies. The federal government acted quickly to provide cash infusions and other measures designed to restore liquidity and prevent a complete breakdown in the financial system.

The bulk of the stock market's sharp decline occurred between September and
November, during the worst of the financial sector's difficulties. Stocks managed a modest rebound over the last six weeks of the period as investors looked ahead hopefully to 2009.

SMALL-CAP AND VALUE HELD UP BEST

Although stocks fell by more than 25% across the board for the last six months of 2008, small-cap issues held up the best (see the accompanying table). In addition, value shares outperformed growth stocks by a wide margin across all market capitalizations.

Every sector of the market declined during the six-month period, led by energy and materials. Both sectors were hit hard by a substantial drop in commodity prices as economic activity waned. Financials also posted significant losses.
The two most defensive sectors of the market, consumer staples and health care, generated the smallest declines.

U.S. Stock Index Returns
For the six months ended December 31, 2008*

RUSSELL 1000 INDEX (LARGE-CAP)                   -29.73%
Russell 1000 Value Index                         -26.93%
Russell 1000 Growth Index                        -32.31%

RUSSELL MIDCAP INDEX                             -36.67%
Russell Midcap Value Index                       -32.67%
Russell Midcap Growth Index                      -40.26%

RUSSELL 2000 INDEX (SMALL-CAP)                   -26.94%
Russell 2000 Value Index                         -21.17%
Russell 2000 Growth Index                        -32.51%

*Total returns for periods less than one year are not annualized.

------
2

PERFORMANCE
Small Company

Total Returns as of December 31, 2008
                                              Average Annual Returns
                    6                                 10        Since     Inception
                    months(1)    1 year     5 years   years   Inception      Date

INVESTOR CLASS       -33.84%     -38.14%    -3.18%    4.54%     4.39%      7/31/98

S&P SMALLCAP 600
INDEX(2)             -25.81%     -31.07%     0.88%    5.18%     5.04%         --

Institutional
Class                -33.70%     -38.00%    -2.96%      --      5.67%      10/1/99

Advisor Class        -33.99%     -38.34%    -3.43%      --      2.31%       9/7/00

R Class              -33.94%     -38.39%    -3.63%      --      -0.27%     8/29/03

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2009 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Small Company

Growth of $10,000 Over 10 Years

$10,000 investment made December 31, 1998

One-Year Returns Over 10 Years
Periods ended December 31
                 1999    2000     2001     2002     2003     2004     2005    2006     2007      2008

Investor Class  9.76%    8.90%   3.99%    -4.00%   53.57%   28.28%   7.13%   6.15%    -5.72%   -38.14%

S&P SmallCap
600 Index       12.40%  11.80%   6.54%   -14.63%   38.79%   22.65%   7.68%   15.12%   -0.30%   -31.07%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

PORTFOLIO COMMENTARY
Small Company

Portfolio Managers: Matti Von Turk, Tom Vaiana, Brian Ertley, and Melissa Fong

PERFORMANCE SUMMARY

Small Company returned -33.84%* for the six months ended December 31, 2008, trailing the -25.81% return of its benchmark, the S&P SmallCap 600 Index.

Small Company's sharp decline for the six-month period reflected the tumultuous environment in the U.S. equity market. Navigating these volatile market conditions proved especially challenging for our investment approach, and consequently the portfolio underperformed the S&P SmallCap 600 Index. One of the main contributing factors was the extreme shift in momentum during the period. A factor in the fund's stock selection process, momentum reversed significantly as many sectors of the market with positive momentum in the first half of the year declined substantially in the last six months.

Stock selection also contributed to the fund's underperformance of the index, detracting in seven of ten market sectors.

INDUSTRIALS UNDERPERFORMED

By far, stock selection in the industrials sector had the biggest negative impact on performance versus the benchmark index. Security selection detracted in nearly every industry within the industrials sector, but most notably among machinery manufacturers and electronic equipment makers.

Robbins & Myers was the most significant individual detractor in this sector.
The company produces fluid management systems for the oil and gas industries, which slumped as energy prices plummeted. Another noteworthy decliner was
GrafTech International, which provides graphite electrodes to the steel industry. The stock declined as investors grew concerned about falling demand for steel in a global economic downturn.

FINANCIALS AND CONSUMER STAPLES LAGGED

The portfolio's financials and consumer staples holdings also underperformed their counterparts in the S&P SmallCap 600 Index. Stock selection among commercial banks and capital markets firms detracted the most from relative results in the financials sector. The biggest detractor was real estate investment trust Taubman Centers; the shopping mall owner lowered its revenue and earnings estimates amid a softening retail environment.

Top Ten Holdings as of December 31, 2008
                                                                   % of net
                                              % of net assets    assets as of
                                               as of 12/31/08       6/30/08

Owens & Minor, Inc.                                 1.3%             1.5%
SPDR KBW Regional Banking ETF                       1.3%              --
Rock-Tenn Co., Class A                              1.2%             1.2%
Esterline Technologies Corp.                        1.1%             1.0%
EMCOR Group, Inc.                                   1.1%             1.5%
CSG Systems International, Inc.                     1.0%              --
Laclede Group, Inc. (The)                           1.0%             0.2%
Platinum Underwriters Holdings Ltd.                 1.0%             0.6%
Martek Biosciences Corp.                            1.0%             1.1%
Watson Wyatt Worldwide, Inc., Class A               1.0%             1.4%

*All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------
5

Small Company

In the consumer staples sector, food producers generated the lion's share of the underperformance, led by Darling International, which renders animal by-products and recycles used cooking oil into useable oils and proteins for the agricultural, leather, and oleo-chemical industries. Darling had been a major beneficiary of strong commodity prices in the first half of 2008, but the slowing economy and dramatic reversal in commodity prices weighed on the stock during the last six months of the year.

HEALTH CARE AND MATERIALS OUTPERFORMED

Stock selection added meaningful value in just two sectors of the portfolio--health care and materials. Stock selection in the health care services industry was responsible for virtually all of the outperformance in the health care sector. The top relative performance contributor in the portfolio was Apria Healthcare Group, a home health-care provider that was acquired at a premium by private equity firm The Blackstone Group.

In the materials sector, an overweight position in containers and packaging producers was responsible for the outperformance. The best contributor was paper products manufacturer Rock-Tenn, which advanced sharply as falling energy prices reduced production costs and the company made a beneficial acquisition.

A LOOK AHEAD

The current crisis--driven by frozen credit markets, a loss of confidence in the financial sector, and a consumer-led recession--is likely to remain in place as we move through the first half of 2009. Nonetheless, we are taking steps to position ourselves for an eventual turnaround in the equity market.
Valuation spreads have widened to above-average levels, creating opportunities for our valuation factors to identify and exploit. As a result, we are moving slowly but deliberately to reduce underweight positions in industries and stocks that have suffered the steepest declines in the past year. However, our enthusiasm for value remains tempered by balance-sheet factors such as liquidity, debt, and financial strength.

Most importantly, we are taking advantage of the challenging market environment to learn, adapt, and innovate as we constantly look for ways to improve our investment process for the long-term benefit of our shareholders.

Small Company's Five Largest Overweights as of December 31, 2008
                                                    % of            % of S&P
                                                portfolio's       SmallCap 600
                                                   stocks            Index

SPDR KBW Regional Banking ETF                      1.31%               --
Platinum Underwriters Holdings Ltd.                1.02%               --
CenturyTel, Inc.                                   0.98%               --
Equity Lifestyle Properties, Inc.                  0.97%               --
Dollar Tree, Inc.                                  0.93%               --

Small Company's Five Largest Underweights as of December 31, 2008
                                                    % of           % of S&P
                                                portfolio's      SmallCap 600
                                                   stocks            Index

Immucor, Inc.                                        --              0.58%
ProAssurance Corp.                                   --              0.54%
CLARCOR, Inc.                                        --              0.52%
Curtiss-Wright Corp.                                 --              0.46%
TETRA Technologies, Inc.                             --              0.44%

------
6

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

------
7

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                     Ending
                      Beginning      Account       Expenses Paid       Annualized
                       Account        Value        During Period*       Expense
                     Value 7/1/08   12/31/08     7/1/08 - 12/31/08       Ratio*
ACTUAL

Investor Class          $1,000       $661.60           $3.73             0.89%

Institutional Class     $1,000       $663.00           $2.89             0.69%

Advisor Class           $1,000       $660.10           $4.77             1.14%

R Class                 $1,000       $660.60           $5.82             1.39%

HYPOTHETICAL

Investor Class          $1,000      $1,020.72          $4.53             0.89%

Institutional Class     $1,000      $1,021.73          $3.52             0.69%

Advisor Class           $1,000      $1,019.46          $5.80             1.14%

R Class                 $1,000      $1,018.20          $7.07             1.39%

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

SCHEDULE OF INVESTMENTS
Small Company

DECEMBER 31, 2008

Shares                                                                       Value

Common Stocks -- 98.7%

AEROSPACE & DEFENSE -- 2.5%
        18,581  Applied Signal Technology, Inc.                          $ 333,343
        23,328  Ceradyne, Inc.(1)                                          473,792
       150,940  Esterline Technologies Corp.(1)                          5,719,117
        20,607  Moog, Inc., Class A(1)                                     753,598
        94,210  Orbital Sciences Corp.(1)                                1,839,921
        58,374  Teledyne Technologies, Inc.(1)                           2,600,562
        25,273  Triumph Group, Inc.                                      1,073,091
                                                                     -------------
                                                                        12,793,424
                                                                     -------------
AIR FREIGHT & LOGISTICS -- 0.6%
        95,829  Hub Group, Inc., Class A(1)                              2,542,343
        39,662  Pacer International, Inc.                                  413,675
                                                                     -------------
                                                                         2,956,018
                                                                     -------------
AIRLINES -- 0.3%
        92,489  SkyWest, Inc.                                            1,720,295
                                                                     -------------
AUTO COMPONENTS -- 0.5%
         7,401  Autoliv, Inc.                                              158,826
        21,247  Fuel Systems Solutions, Inc.(1)                            696,052
        76,794  Hawk Corp., Class A(1)                                   1,274,780
        95,391  Stoneridge, Inc.(1)                                        434,983
        39,509  TRW Automotive Holdings Corp.(1)                           142,232
                                                                     -------------
                                                                         2,706,873
                                                                     -------------
BIOTECHNOLOGY -- 2.1%
         6,858  Alkermes, Inc.(1)                                           73,037
       113,444  Cubist Pharmaceuticals, Inc.(1)                          2,740,807
        51,638  CV Therapeutics, Inc.(1)                                   475,586
        23,543  Emergent Biosolutions, Inc.(1)                             614,708
        48,353  Enzon Pharmaceuticals, Inc.(1)                             281,898
       167,551  Martek Biosciences Corp.(1)                              5,078,471
        25,533  NPS Pharmaceuticals, Inc.(1)                               158,560
        41,700  Regeneron Pharmaceuticals, Inc.(1)                         765,612
        60,491  Repligen Corp.(1)                                          228,656
                                                                     -------------
                                                                        10,417,335
                                                                     -------------
BUILDING PRODUCTS -- 0.5%
        33,945  Apogee Enterprises, Inc.                                   351,670
        41,956  Gibraltar Industries, Inc.                                 500,955
        39,635  Lennox International, Inc.                               1,279,814
        34,592  NCI Building Systems, Inc.(1)                              563,850
                                                                     -------------
                                                                         2,696,289
                                                                     -------------
CAPITAL MARKETS -- 1.0%
       258,068  Calamos Asset Management, Inc., Class A                  1,909,703
        24,804  Evercore Partners, Inc., Class A                           309,802

Shares                                                                       Value

        52,718  Knight Capital Group, Inc., Class A(1)                   $ 851,396
       119,915  LaBranche & Co., Inc.(1)                                   574,393
        24,234  optionsXpress Holdings, Inc.                               323,766
         9,560  thinkorswim Group, Inc.(1)                                  53,727
       163,481  TradeStation Group, Inc.(1)                              1,054,453
                                                                     -------------
                                                                         5,077,240
                                                                     -------------
CHEMICALS -- 0.9%
        16,713  CF Industries Holdings, Inc.                               821,611
        23,061  Innophos Holdings, Inc.                                    456,838
        80,222  Koppers Holdings, Inc.                                   1,734,400
         3,907  Minerals Technologies, Inc.                                159,796
        25,690  OM Group, Inc.(1)                                          542,316
         6,286  Quaker Chemical Corp.                                      103,405
        18,773  Schulman (A.), Inc.                                        319,141
         7,181  Scotts Miracle-Gro Co. (The), Class A                      213,419
                                                                     -------------
                                                                         4,350,926
                                                                     -------------
COMMERCIAL BANKS -- 6.4%
        13,009  BancFirst Corp.                                            688,436
        86,154  Bank of Hawaii Corp.                                     3,891,576
        13,509  Center Financial Corp.                                      83,351
        46,491  Central Pacific Financial Corp.                            466,770
        13,397  City Holding Co.                                           465,948
        42,620  Commerce Bancshares, Inc.                                1,873,149
        52,701  Community Bank System, Inc.                              1,285,377
        72,715  CVB Financial Corp.                                        865,309
         7,345  Financial Institutions, Inc.                               105,401
        79,790  First Bancorp.                                             888,861
         1,339  First Citizens BancShares, Inc., Class A                   204,599
       111,178  First Commonwealth Financial Corp.                       1,376,384
        74,885  First Midwest Bancorp., Inc.                             1,495,453
        91,910  Glacier Bancorp., Inc.                                   1,748,128
        27,946  Nara Bancorp., Inc.                                        274,709
       124,424  National Penn Bancshares, Inc.                           1,805,392
        15,723  NBT Bancorp., Inc.                                         439,615
        30,104  Old National Bancorp.                                      546,689
        57,038  Oriental Financial Group, Inc.                             345,080
        16,894  PacWest Bancorp.                                           454,449
        67,136  Prosperity Bancshares, Inc.                              1,986,554
         6,510  Republic Bancorp., Inc., Class A                           177,072
         5,347  Southside Bancshares, Inc.                                 125,654
       122,169  Sterling Bancshares, Inc.                                  742,788
        88,174  Sterling Financial Corp.                                   775,931
        53,078  SVB Financial Group(1)                                   1,392,236

------
9

Small Company

Shares                                                                       Value

         7,764  Tompkins Financial Corp.                                 $ 449,924
       135,222  UCBH Holdings, Inc.                                        930,327
        60,531  UMB Financial Corp.                                      2,974,493
        43,140  United Community Banks, Inc.                               585,841
        79,635  Valley National Bancorp.                                 1,612,609
        72,072  Whitney Holding Corp.                                    1,152,431
        45,468  Wilshire Bancorp., Inc.                                    412,849
                                                                     -------------
                                                                        32,623,385
                                                                     -------------
COMMERCIAL SERVICES & SUPPLIES -- 1.6%
        47,631  American Reprographics Co.(1)                              328,654
        33,328  ATC Technology Corp.(1)                                    487,589
        59,876  Cenveo, Inc.(1)                                            266,448
        59,111  Comfort Systems USA, Inc.                                  630,123
        23,420  Consolidated Graphics, Inc.(1)                             530,229
       316,801  Knoll, Inc.                                              2,857,545
        11,960  North American Galvanizing & Coating, Inc.(1)               45,807
        56,530  PRG-Schultz International, Inc.(1)                         230,642
        12,760  Standard Parking Corp.(1)                                  246,778
        82,712  Waste Connections, Inc.(1)                               2,611,218
                                                                     -------------
                                                                         8,235,033
                                                                     -------------
COMMUNICATIONS EQUIPMENT -- 2.5%
       215,604  Arris Group, Inc.(1)                                     1,714,052
        38,205  Avocent Corp.(1)                                           684,252
        61,356  Cogo Group, Inc.(1)                                        298,190
        38,162  Comtech Telecommunications Corp.(1)                      1,748,583
        19,938  Digi International, Inc.(1)                                161,697
        24,826  EMS Technologies, Inc.(1)                                  642,249
       171,941  Emulex Corp.(1)                                          1,200,148
        52,848  Harmonic, Inc.(1)                                          296,477
        16,259  Harris Stratex Networks, Inc., Class A(1)                   83,896
        90,698  InterDigital, Inc.(1)                                    2,494,195
         7,685  PC-Tel, Inc.                                                50,491
        13,431  Plantronics, Inc.                                          177,289
       143,166  Tekelec(1)                                               1,909,834
        43,047  Viasat, Inc.(1)                                          1,036,572
                                                                     -------------
                                                                        12,497,925
                                                                     -------------
COMPUTERS & PERIPHERALS -- 1.5%
        11,054  Adaptec, Inc.(1)                                            36,478
       138,943  Lexmark International, Inc., Class A(1)                  3,737,567
        44,802  Novatel Wireless, Inc.(1)                                  207,881
       211,391  QLogic Corp.(1)                                          2,841,095
        10,563  Super Micro Computer, Inc.(1)                               66,864
        51,114  Synaptics, Inc.(1)                                         846,448
                                                                     -------------
                                                                         7,736,333
                                                                     -------------

Shares                                                                       Value

CONSTRUCTION & ENGINEERING -- 1.5%
       241,756  EMCOR Group, Inc.(1)                                   $ 5,422,587
        31,973  Insituform Technologies, Inc., Class A(1)                  629,549
        46,687  Michael Baker Corp.(1)                                   1,723,217
                                                                     -------------
                                                                         7,775,353
                                                                     -------------
CONSUMER FINANCE -- 0.8%
        80,604  Advance America, Cash Advance Centers, Inc.                152,342
        93,847  Cash America International, Inc.                         2,566,715
        49,869  Dollar Financial Corp.(1)                                  513,651
        29,407  World Acceptance Corp.(1)                                  581,082
                                                                     -------------
                                                                         3,813,790
                                                                     -------------
CONTAINERS & PACKAGING -- 1.3%
        32,587  Crown Holdings, Inc.(1)                                    625,670
       179,538  Rock-Tenn Co., Class A                                   6,136,609
                                                                     -------------
                                                                         6,762,279
                                                                     -------------
DISTRIBUTORS -- 0.3%
       125,867  LKQ Corp.(1)                                             1,467,609
                                                                     -------------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
        22,679  Capella Education Co.(1)                                 1,332,618
        25,859  Universal Technical Institute, Inc.(1)                     443,999
                                                                     -------------
                                                                         1,776,617
                                                                     -------------
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
       202,931  Interactive Brokers Group, Inc., Class A(1)              3,630,436
                                                                     -------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
       179,679  CenturyTel, Inc.                                         4,910,627
         1,936  NTELOS Holdings Corp.                                       47,742
                                                                     -------------
                                                                         4,958,369
                                                                     -------------
ELECTRIC UTILITIES -- 0.8%
        69,952  Central Vermont Public Service Corp.                     1,669,054
       105,998  El Paso Electric Co.(1)                                  1,917,504
         6,541  Maine & Maritimes Corp.                                    254,118
                                                                     -------------
                                                                         3,840,676
                                                                     -------------
ELECTRICAL EQUIPMENT -- 2.4%
        65,561  Acuity Brands, Inc.                                      2,288,734
        56,542  AO Smith Corp.                                           1,669,120
        36,969  Belden, Inc.                                               771,913
        97,099  Brady Corp., Class A                                     2,325,521
       150,221  GrafTech International Ltd.(1)                           1,249,839
        33,459  Hubbell, Inc., Class B                                   1,093,440
       109,603  Woodward Governor Co.                                    2,523,061
                                                                     -------------
                                                                        11,921,628
                                                                     -------------

------
10

Small Company

Shares                                                                       Value

ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.2%
       105,736  Benchmark Electronics, Inc.(1)                         $ 1,350,249
        36,018  Brightpoint, Inc.(1)                                       156,678
       508,213  Celestica, Inc.(1)                                       2,342,862
        72,799  Cognex Corp.                                             1,077,425
         7,369  Coherent, Inc.(1)                                          158,139
        28,573  Daktronics, Inc.                                           267,443
        27,665  Dolby Laboratories, Inc., Class A(1)                       906,305
        43,933  Electro Scientific Industries, Inc.(1)                     298,305
       197,844  Insight Enterprises, Inc.(1)                             1,365,124
        54,943  Itron, Inc.(1)                                           3,502,067
        10,013  Mercury Computer Systems, Inc.(1)                           63,182
       365,569  Methode Electronics, Inc.                                2,463,935
        53,634  Multi-Fineline Electronix, Inc.(1)                         626,981
        19,393  Newport Corp.(1)                                           131,485
        15,150  Radisys Corp.(1)                                            83,780
        34,852  Trimble Navigation Ltd.(1)                                 753,152
        84,907  TTM Technologies, Inc.(1)                                  442,365
                                                                     -------------
                                                                        15,989,477
                                                                     -------------
ENERGY EQUIPMENT & SERVICES -- 2.5%
        91,169  Atwood Oceanics, Inc.(1)                                 1,393,062
       222,408  Basic Energy Services, Inc.(1)                           2,900,200
        27,983  CARBO Ceramics, Inc.                                       994,236
       152,767  ION Geophysical Corp.(1)                                   523,991
        29,456  Lufkin Industries, Inc.                                  1,016,232
        46,380  Matrix Service Co.(1)                                      355,735
       189,021  Oil States International, Inc.(1)                        3,532,803
        76,510  Unit Corp.(1)                                            2,044,347
                                                                     -------------
                                                                        12,760,606
                                                                     -------------
FOOD & STAPLES RETAILING -- 0.7%
        79,277  Casey's General Stores, Inc.                             1,805,137
        21,806  Nash Finch Co.                                             978,872
        36,672  Spartan Stores, Inc.                                       852,624
                                                                     -------------
                                                                         3,636,633
                                                                     -------------
FOOD PRODUCTS -- 2.2%
       444,726  Darling International, Inc.(1)                           2,441,546
        25,861  Diamond Foods, Inc.                                        521,099
        21,363  Green Mountain Coffee Roasters, Inc.(1)                    826,748
        24,013  Hain Celestial Group, Inc. (The)(1)                        458,408
        12,076  J&J Snack Foods Corp.                                      433,287
       126,457  Overhill Farms, Inc.(1)                                    529,855
        47,984  Ralcorp Holdings, Inc.(1)                                2,802,265

Shares                                                                       Value

       117,866  TreeHouse Foods, Inc.(1)                               $ 3,210,670
                                                                     -------------
                                                                        11,223,878
                                                                     -------------
GAS UTILITIES -- 3.8%
       140,722  Atmos Energy Corp.                                       3,335,111
       112,119  Laclede Group, Inc. (The)                                5,251,654
        66,195  New Jersey Resources Corp.                               2,604,773
       115,334  Piedmont Natural Gas Co., Inc.                           3,652,628
        46,784  South Jersey Industries, Inc.                            1,864,343
       115,474  UGI Corp.                                                2,819,875
                                                                     -------------
                                                                        19,528,384
                                                                     -------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.1%
       123,671  American Medical Systems Holdings, Inc.(1)               1,111,802
        76,027  Analogic Corp.                                           2,074,016
        16,406  Arthrocare Corp.(1)                                         78,257
        92,066  CONMED Corp.(1)                                          2,204,060
        96,123  CryoLife, Inc.(1)                                          933,354
        52,238  Cyberonics, Inc.(1)                                        865,584
        15,398  Cynosure, Inc., Class A(1)                                 140,584
        11,640  Edwards Lifesciences Corp.(1)                              639,618
         8,058  Exactech, Inc.(1)                                          135,697
        35,817  Greatbatch, Inc.(1)                                        947,718
        19,552  ICU Medical, Inc.(1)                                       647,953
       149,721  Invacare Corp.                                           2,323,670
        41,768  Kensey Nash Corp.(1)                                       810,717
        11,886  Palomar Medical Technologies, Inc.(1)                      137,046
        13,389  STERIS Corp.                                               319,863
        11,971  Synovis Life Technologies, Inc.(1)                         224,336
        68,491  Thoratec Corp.(1)                                        2,225,273
                                                                     -------------
                                                                        15,819,548
                                                                     -------------
HEALTH CARE PROVIDERS & SERVICES -- 5.9%
       150,649  AMERIGROUP Corp.(1)                                      4,447,158
        20,730  Amsurg Corp.(1)                                            483,838
        58,743  Catalyst Health Solutions, Inc.(1)                       1,430,392
       217,825  Centene Corp.(1)                                         4,293,331
        38,883  Emergency Medical Services Corp., Class A(1)             1,423,507
        55,526  Gentiva Health Services, Inc.(1)                         1,624,691
        39,703  Hanger Orthopedic Group, Inc.(1)                           576,091
        32,264  HealthSouth Corp.(1)                                       353,613
        79,777  Healthspring, Inc.(1)                                    1,593,147
        29,189  LHC Group, Inc.(1)                                       1,050,804
        64,395  Magellan Health Services, Inc.(1)                        2,521,708

------
11

Small Company

Shares                                                                       Value

       180,488  Owens & Minor, Inc.                                    $ 6,795,373
        11,782  Pediatrix Medical Group, Inc.(1)                           373,489
        50,365  PharMerica Corp.(1)                                        789,220
       111,664  PSS World Medical, Inc.(1)                               2,101,516
                                                                     -------------
                                                                        29,857,878
                                                                     -------------
HOTELS, RESTAURANTS & LEISURE -- 2.9%
       231,826  AFC Enterprises, Inc.(1)                                 1,087,264
        55,761  Bally Technologies, Inc.(1)                              1,339,937
        22,167  Bob Evans Farms, Inc.                                      452,872
        36,878  California Pizza Kitchen, Inc.(1)                          395,332
       119,468  CEC Entertainment, Inc.(1)                               2,897,099
        66,219  Choice Hotels International, Inc.                        1,990,543
        34,073  Cracker Barrel Old Country Store, Inc.                     701,563
        21,870  DineEquity, Inc.                                           252,817
        32,306  Einstein Noah Restaurant Group, Inc.(1)                    185,759
        27,378  Interval Leisure Group, Inc.(1)                            147,567
        47,498  Panera Bread Co., Class A(1)                             2,481,296
        40,518  PF Chang's China Bistro, Inc.(1)                           848,447
        79,513  WMS Industries, Inc.(1)                                  2,138,900
                                                                     -------------
                                                                        14,919,396
                                                                     -------------
HOUSEHOLD DURABLES -- 1.0%
        47,580  Helen of Troy Ltd.(1)                                      825,989
        20,597  M/I Homes, Inc.                                            217,092
       174,748  Tupperware Brands Corp.                                  3,966,780
                                                                     -------------
                                                                         5,009,861
                                                                     -------------
HOUSEHOLD PRODUCTS -- 0.1%
        37,271  Central Garden and Pet Co., Class A(1)                     219,899
        10,453  WD-40 Co.                                                  295,715
                                                                     -------------
                                                                           515,614
                                                                     -------------
INSURANCE -- 3.6%
        74,797  Allied World Assurance Co. Holdings Ltd.                 3,036,758
       102,335  American Financial Group, Inc.                           2,341,425
         5,897  American Physicians Service Group, Inc.                    126,844
        90,792  AMERISAFE, Inc.(1)                                       1,863,960
       189,391  Aspen Insurance Holdings Ltd.                            4,592,732
        20,449  Navigators Group, Inc. (The)(1)                          1,122,855
       142,181  Platinum Underwriters Holdings Ltd.                      5,129,890
                                                                     -------------
                                                                        18,214,464
                                                                     -------------
INTERNET & CATALOG RETAIL -- 0.3%
       186,596  1-800-FLOWERS.COM, Inc., Class A(1)                        712,797
        11,619  NutriSystem, Inc.                                          169,521

Shares                                                                       Value

        35,400  PetMed Express, Inc.(1)                                  $ 624,102
        38,783  Ticketmaster Entertainment, Inc.(1)                        248,987
                                                                     -------------
                                                                         1,755,407
                                                                     -------------
INTERNET SOFTWARE & SERVICES -- 1.5%
       114,660  Dice Holdings, Inc.(1)                                     467,813
       359,623  EarthLink, Inc.(1)                                       2,431,051
        65,727  Interwoven, Inc.(1)                                        828,160
        39,506  j2 Global Communications, Inc.(1)                          791,700
        40,576  Open Text Corp.(1)                                       1,222,555
       164,011  United Online, Inc.                                        995,547
        70,413  Websense, Inc.(1)                                        1,054,083
                                                                     -------------
                                                                         7,790,909
                                                                     -------------
IT SERVICES -- 3.4%
       341,293  Acxiom Corp.                                             2,767,886
       117,044  Broadridge Financial Solutions, Inc.                     1,467,732
        55,006  CGI Group, Inc., Class A(1)                                429,047
       132,325  CIBER, Inc.(1)                                             636,483
       302,971  CSG Systems International, Inc.(1)                       5,292,903
        48,513  Gartner, Inc.(1)                                           864,987
       182,850  Global Cash Access Holdings, Inc.(1)                       405,927
        54,809  Hewitt Associates, Inc., Class A(1)                      1,555,479
        35,583  ManTech International Corp., Class A(1)                  1,928,243
        16,815  NCI, Inc., Class A(1)                                      506,636
        72,999  SAIC, Inc.(1)                                            1,422,020
         7,408  Startek, Inc.(1)                                            32,966
                                                                     -------------
                                                                        17,310,309
                                                                     -------------
LEISURE EQUIPMENT & PRODUCTS -- 1.1%
       150,075  JAKKS Pacific, Inc.(1)                                   3,096,047
        62,588  Polaris Industries, Inc.                                 1,793,146
        30,020  Pool Corp.                                                 539,460
         3,243  RC2 Corp.(1)                                                34,603
        32,984  Sport Supply Group, Inc.                                   230,888
                                                                     -------------
                                                                         5,694,144
                                                                     -------------
LIFE SCIENCES TOOLS & SERVICES -- 0.4%
        12,992  Bio-Rad Laboratories, Inc., Class A(1)                     978,427
        13,298  Dionex Corp.(1)                                            596,415
        23,818  Life Technologies Corp.(1)                                 555,198
                                                                     -------------
                                                                         2,130,040
                                                                     -------------
MACHINERY -- 2.5%
        28,945  Altra Holdings, Inc.(1)                                    228,955
        62,942  Briggs & Stratton Corp.                                  1,107,150

------
12

Small Company

Shares                                                                       Value

        70,847  Chart Industries, Inc.(1)                                $ 753,104
        11,483  CIRCOR International, Inc.                                 315,783
        59,219  EnPro Industries, Inc.(1)                                1,275,577
       121,365  Gardner Denver, Inc.(1)                                  2,832,659
        25,294  Lydall, Inc.(1)                                            145,440
       183,089  Robbins & Myers, Inc.                                    2,960,549
        80,195  Tecumseh Products Co., Class A(1)                          768,268
        23,711  Thermadyne Holdings Corp.(1)                               162,895
        27,071  Toro Co.                                                   893,343
        45,689  Watts Water Technologies, Inc., Class A                  1,140,854
                                                                     -------------
                                                                        12,584,577
                                                                     -------------
MARINE -- 0.8%
       137,435  Horizon Lines, Inc., Class A                               479,648
       136,547  Kirby Corp.(1)                                           3,735,926
                                                                     -------------
                                                                         4,215,574
                                                                     -------------
MEDIA -- 0.7%
        46,410  Carmike Cinemas, Inc.                                      169,397
       107,617  DreamWorks Animation SKG, Inc., Class A(1)               2,718,406
        49,421  E.W. Scripps Co., Class A                                  109,220
        81,674  Mediacom Communications Corp., Class A(1)                  351,198
                                                                     -------------
                                                                         3,348,221
                                                                     -------------
METALS & MINING -- 0.5%
        15,872  Brush Engineered Materials, Inc.(1)                        201,892
        58,591  Century Aluminum Co.(1)                                    585,910
        27,766  Compass Minerals International, Inc.                     1,628,753
        16,427  Olympic Steel, Inc.                                        334,618
                                                                     -------------
                                                                         2,751,173
                                                                     -------------
MULTILINE RETAIL -- 1.2%
        32,741  Big Lots, Inc.(1)                                          474,417
       111,812  Dollar Tree, Inc.(1)                                     4,673,742
        62,141  Fred's, Inc., Class A                                      668,637
        22,134  Tuesday Morning Corp.(1)                                    36,078
                                                                     -------------
                                                                         5,852,874
                                                                     -------------
MULTI-INDUSTRY -- 1.3%
       225,763  SPDR KBW Regional Banking ETF                            6,583,249
                                                                     -------------
MULTI-UTILITIES -- 0.3%
        85,219  Avista Corp.                                             1,651,544
                                                                     -------------
OIL, GAS & CONSUMABLE FUELS -- 1.5%
       182,682  McMoRan Exploration Co.(1)                               1,790,283
        71,113  Penn Virginia Corp.                                      1,847,516
       108,653  Stone Energy Corp.(1)                                    1,197,356

Shares                                                                       Value

        59,953  W&T Offshore, Inc.                                       $ 858,527
        46,293  World Fuel Services Corp.                                1,712,841
                                                                     -------------
                                                                         7,406,523
                                                                     -------------
PAPER & FOREST PRODUCTS -- 0.3%
       330,156  Buckeye Technologies, Inc.(1)                            1,201,768
        18,923  Clearwater Paper Corp.(1)                                  158,764
       118,340  KapStone Paper and Packaging Corp.(1)                      281,649
                                                                     -------------
                                                                         1,642,181
                                                                     -------------
PHARMACEUTICALS -- 2.3%
       267,270  King Pharmaceuticals, Inc.(1)                            2,838,407
        16,060  Matrixx Initiatives, Inc.(1)                               264,830
       207,337  Medicis Pharmaceutical Corp., Class A                    2,881,984
        27,758  Questcor Pharmaceutical, Inc.(1)                           258,427
       107,546  Salix Pharmaceuticals Ltd.(1)                              949,631
         8,907  Sucampo Pharmaceuticals, Inc., Class A(1)                   51,215
       119,230  ViroPharma, Inc.(1)                                      1,552,375
       546,277  VIVUS, Inc.(1)                                           2,906,194
                                                                     -------------
                                                                        11,703,063
                                                                     -------------
PROFESSIONAL SERVICES -- 1.3%
         6,840  Administaff, Inc.                                          148,291
       168,055  COMSYS IT Partners, Inc.(1)                                376,443
         7,061  Heidrick & Struggles International, Inc.                   152,094
        88,364  On Assignment, Inc.(1)                                     501,024
       159,956  Spherion Corp.(1)                                          353,503
       105,957  Watson Wyatt Worldwide, Inc., Class A                    5,066,864
                                                                     -------------
                                                                         6,598,219
                                                                     -------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 5.2%
         9,051  Apartment Investment & Management Co., Class A             104,539
        56,045  Associated Estates Realty Corp.                            511,691
        54,338  Cedar Shopping Centers, Inc.                               384,713
        73,138  Colonial Properties Trust                                  609,240
        45,598  Entertainment Properties Trust                           1,358,820
       126,318  Equity Lifestyle Properties, Inc.                        4,845,558
        47,386  Essex Property Trust, Inc.                               3,636,875
       131,156  Extra Space Storage, Inc.                                1,353,530
        30,371  Kilroy Realty Corp.                                      1,016,214
        55,922  Medical Properties Trust, Inc.                             352,868
        43,405  Mid-America Apartment Communities, Inc.                  1,612,930
        67,862  National Retail Properties, Inc.                         1,166,548
        24,383  Parkway Properties, Inc.                                   438,894
        23,596  PS Business Parks, Inc.                                  1,053,797

------
13

Small Company

Shares                                                                       Value

       117,652  Senior Housing Properties Trust                        $ 2,108,324
        21,322  Sovran Self Storage, Inc.                                  767,592
        49,132  Tanger Factory Outlet Centers                            1,848,346
       135,778  Taubman Centers, Inc.                                    3,456,908
                                                                     -------------
                                                                        26,627,387
                                                                     -------------
ROAD & RAIL -- 1.2%
        65,227  Arkansas Best Corp.                                      1,963,985
        72,573  Heartland Express, Inc.                                  1,143,751
        57,331  Landstar System, Inc.                                    2,203,230
        23,924  USA Truck, Inc.(1)                                         329,912
        39,159  Werner Enterprises, Inc.                                   679,017
                                                                     -------------
                                                                         6,319,895
                                                                     -------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.7%
        42,158  Actel Corp.(1)                                             494,092
       122,972  ASM International NV(1)                                  1,071,086
       159,890  Cirrus Logic, Inc.(1)                                      428,505
        26,167  Cohu, Inc.                                                 317,929
       376,739  Cypress Semiconductor Corp.(1)                           1,684,023
        52,478  DSP Group, Inc.(1)                                         420,874
       102,196  Exar Corp.(1)                                              681,647
       131,698  Microsemi Corp.(1)                                       1,664,663
        74,614  MKS Instruments, Inc.(1)                                 1,103,541
       374,443  Silicon Image, Inc.(1)                                   1,572,661
       616,481  Skyworks Solutions, Inc.(1)                              3,415,305
       122,755  Standard Microsystems Corp.(1)                           2,005,817
       252,901  TriQuint Semiconductor, Inc.(1)                            869,979
        29,999  Ultratech, Inc.(1)                                         358,788
       105,303  Varian Semiconductor Equipment Associates, Inc.(1)       1,908,090
        75,844  Volterra Semiconductor Corp.(1)                            542,285
                                                                     -------------
                                                                        18,539,285
                                                                     -------------
SOFTWARE -- 3.7%
        44,840  ANSYS, Inc.(1)                                           1,250,588
       203,869  Compuware Corp.(1)                                       1,376,116
        47,231  Concur Technologies, Inc.(1)                             1,550,121
        43,812  Epicor Software Corp.(1)                                   210,298
       141,308  Informatica Corp.(1)                                     1,940,159
        45,770  JDA Software Group, Inc.(1)                                600,960
       385,415  Mentor Graphics Corp.(1)                                 1,992,595
        60,980  Parametric Technology Corp.(1)                             771,397
       138,091  Soapstone Networks, Inc.(1)                                356,275
        66,225  SPSS, Inc.(1)                                            1,785,426
       112,110  Sybase, Inc.(1)                                          2,776,965

Shares                                                                       Value

        14,229  Symyx Technologies, Inc.(1)                                $84,520
       146,721  Synopsys, Inc.(1)                                        2,717,273
       127,405  Take-Two Interactive Software, Inc.(1)                     963,182
        32,368  Taleo Corp., Class A(1)                                    253,441
         6,297  TeleCommunication Systems, Inc., Class A(1)                 54,091
                                                                     -------------
                                                                        18,683,407
                                                                     -------------
SPECIALTY RETAIL -- 3.2%
        19,416  America's Car-Mart, Inc.(1)                                268,135
        31,406  Cato Corp. (The), Class A                                  474,231
        25,691  Charlotte Russe Holding, Inc.(1)                           166,735
        38,287  Children's Place Retail Stores, Inc. (The)(1)              830,062
        70,498  Dress Barn, Inc. (The)(1)                                  757,148
        84,482  Finish Line, Inc. (The), Class A                           473,099
       159,023  Genesco, Inc.(1)                                         2,690,669
       111,646  Gymboree Corp.(1)                                        2,912,844
       213,806  Jo-Ann Stores, Inc.(1)                                   3,311,855
        97,033  RadioShack Corp.                                         1,158,574
        25,692  Rent-A-Center, Inc.(1)                                     453,464
        62,403  Stage Stores, Inc.                                         514,825
        60,224  Tractor Supply Co.(1)                                    2,176,495
                                                                     -------------
                                                                        16,188,136
                                                                     -------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.7%
        87,817  Carter's, Inc.(1)                                        1,691,355
         1,794  Deckers Outdoor Corp.(1)                                   143,287
        14,818  FGX International Holdings Ltd.(1)                         203,599
        66,736  Fossil, Inc.(1)                                          1,114,491
        48,554  Iconix Brand Group, Inc.(1)                                474,858
        16,480  Maidenform Brands, Inc.(1)                                 167,272
        19,179  Perry Ellis International, Inc.(1)                         121,595
        84,996  Skechers U.S.A., Inc., Class A(1)                        1,089,649
        23,618  Steven Madden Ltd.(1)                                      503,536
        41,599  True Religion Apparel, Inc.(1)                             517,491
        24,884  Unifirst Corp.                                             738,806
        26,050  Volcom, Inc.(1)                                            283,945
        85,889  Wolverine World Wide, Inc.                               1,807,105
                                                                     -------------
                                                                         8,856,989
                                                                     -------------
THRIFTS & MORTGAGE FINANCE -- 1.1%
        66,306  Brookline Bancorp., Inc.                                   706,159
         8,000  Charter Financial Corp.                                     72,000
       123,673  First Niagara Financial Group, Inc.                      1,999,793
        61,084  Provident Financial Services, Inc.                         934,585
       174,102  TrustCo Bank Corp. NY                                    1,655,710
                                                                     -------------
                                                                         5,368,247
                                                                     -------------

------
14

Small Company

Shares                                                                       Value

TOBACCO -- 0.1%
       129,185  Alliance One International, Inc.(1)                      $ 379,804
                                                                     -------------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
        55,221  Applied Industrial Technologies, Inc.                    1,044,781
        77,465  WESCO International, Inc.(1)                             1,489,652
                                                                     -------------
                                                                         2,534,433
                                                                     -------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
       139,227  Syniverse Holdings, Inc.(1)                              1,662,370
                                                                     -------------
TOTAL COMMON STOCKS
(Cost $653,643,609)                                                    501,411,532
                                                                     -------------

Temporary Cash Investments -- 1.2%

         3,298  JPMorgan U.S. Treasury Plus Money Market Fund
                Agency Shares                                                3,298

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations, 2.875%,
6/30/10, valued at $6,119,342), in a joint trading account at
0.02%, dated 12/31/08 due 1/2/09 (Delivery value $6,000,007)             6,000,000
                                                                     -------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $6,003,298)                                                        6,003,298
                                                                     -------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $659,646,907)                                                    507,414,830
                                                                     -------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                       510,299
                                                                     -------------
TOTAL NET ASSETS -- 100.0%                                            $507,925,129
                                                                     =============

Notes to Schedule of Investments

ETF = Exchange Traded Fund

SPDR = Standard & Poor's Depositary Receipts

(1) Non-income producing.

See Notes to Financial Statements.

------
15

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008 (UNAUDITED)

ASSETS

Investment securities, at value (cost of $659,646,907)               $ 507,414,830

Cash                                                                        64,020

Receivable for investments sold                                         18,779,560

Receivable for capital shares sold                                         939,339

Dividends and interest receivable                                          623,165
                                                                    --------------
                                                                       527,820,914
                                                                    --------------

LIABILITIES

Payable for investments purchased                                       18,516,684

Payable for capital shares redeemed                                      1,014,969

Accrued management fees                                                    342,618

Distribution and service fees payable                                       21,514
                                                                    --------------
                                                                        19,895,785
                                                                    --------------

NET ASSETS                                                           $ 507,925,129
                                                                    ==============
NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                              $ 812,985,210

Undistributed net investment income                                        379,594

Accumulated net realized loss on investment transactions             (153,207,598)

Net unrealized depreciation on investments                           (152,232,077)
                                                                    --------------
                                                                     $ 507,925,129
                                                                    ==============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                                                            $256,031,345

Shares outstanding                                                      49,901,891

Net asset value per share                                                    $5.13

INSTITUTIONAL CLASS, $0.01 PAR VALUE

Net assets                                                            $144,895,924

Shares outstanding                                                      28,147,241

Net asset value per share                                                    $5.15

ADVISOR CLASS, $0.01 PAR VALUE

Net assets                                                            $106,816,922

Shares outstanding                                                      21,135,811

Net asset value per share                                                    $5.05

R CLASS, $0.01 PAR VALUE

Net assets                                                                $180,938

Shares outstanding                                                          35,932

Net asset value per share                                                    $5.04

See Notes to Financial Statements.

------
16

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED)

INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes withheld of $3,341)                    $ 3,492,691

Interest                                                                    35,699

Securities lending, net                                                    452,032
                                                                    --------------
                                                                         3,980,422
                                                                    --------------
EXPENSES:

Management fees                                                          2,826,723

Distribution and service fees:

 Advisor Class                                                             178,726

 R Class                                                                       512

Directors' fees and expenses                                                15,294

Other expenses                                                               2,160
                                                                    --------------
                                                                         3,023,415
                                                                    --------------

NET INVESTMENT INCOME (LOSS)                                               957,007
                                                                    --------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on investment transactions                   (95,102,158)

Change in net unrealized appreciation (depreciation)
on investments                                                       (180,286,939)
                                                                    --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)                              (275,389,097)
                                                                    --------------

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                           $(274,432,090)
                                                                    ==============

See Notes to Financial Statements.

------
17

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED) AND YEAR ENDED JUNE 30, 2008

Increase (Decrease) in Net Assets               December 31, 2008    June 30, 2008

OPERATIONS

Net investment income (loss)                            $ 957,007         $631,702

Net realized gain (loss)                             (95,102,158)     (40,369,887)

Change in net unrealized
appreciation (depreciation)                         (180,286,939)    (250,781,851)
                                                   --------------   --------------
Net increase (decrease) in net assets
resulting from operations                           (274,432,090)    (290,520,036)
                                                   --------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                                         (194,651)      (1,745,381)

 Institutional Class                                    (382,762)      (1,212,876)

 Advisor Class                                                 --        (346,198)

From net realized gains:

 Investor Class                                                --     (65,256,314)

 Institutional Class                                           --     (37,020,860)

 Advisor Class                                                 --     (30,652,955)

 R Class                                                       --         (36,270)
                                                   --------------   --------------
Decrease in net assets from distributions               (577,413)    (136,270,854)
                                                   --------------   --------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets
from capital share transactions                     (127,509,168)    (317,839,913)
                                                   --------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS               (402,518,671)    (744,630,803)

NET ASSETS

Beginning of period                                   910,443,800    1,655,074,603
                                                   --------------   --------------
End of period                                       $ 507,925,129    $ 910,443,800
                                                   ==============   ==============

Undistributed net investment income                      $379,594               --
                                                   ==============   ==============

See Notes to Financial Statements.

------
18

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Small Company Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund seeks long-term capital growth by investing primarily in common stocks of small companies. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, the Advisor Class and the R Class. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.
Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the
Statement of Operations. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

EXCHANGE TRADED FUNDS -- The fund may invest in exchange traded funds (ETFs).
ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.
Additionally, ETFs have management fees, which increase their cost.

------
19

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.5380% to 0.7200%
and the rates for the Complex Fee (Investor Class, Advisor Class and R Class)
range from 0.2500% to 0.3100%. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class of the fund for the six months ended December 31, 2008 was 0.89%
for all classes except Institutional Class, which was 0.69%.

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20

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a Master
Distribution and Individual Shareholder Services Plan for each of the Advisor
Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940
Act. The plans provide that the Advisor Class will pay American Century
Investment Services, Inc. (ACIS) an annual distribution and service fee of
0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December
31, 2008, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century
Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). JPMIM is
a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a securities lending agreement with JPMorgan
Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2008, were $372,416,404 and
$444,978,475, respectively.

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

                                   Six months ended
                                  December 31, 2008        Year ended June 30, 2008
                            Shares           Amount         Shares           Amount
INVESTOR
CLASS/SHARES
AUTHORIZED             300,000,000                     300,000,000
                      ============                    ============
Sold                     3,556,411     $ 22,603,712      9,359,092     $ 81,556,579

Issued in
reinvestment of
distributions               36,272          174,470      7,629,427       62,503,906

Redeemed              (12,247,277)     (77,083,328)   (42,937,803)    (380,366,981)
                      ------------   --------------   ------------   --------------
                       (8,654,594)     (54,305,146)   (25,949,284)    (236,306,496)
                      ------------   --------------   ------------   --------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED             150,000,000                     150,000,000
                      ============                    ============
Sold                     3,039,334       19,066,552     13,371,532      121,914,948

Issued in
reinvestment of
distributions               76,048          366,551      4,383,383       36,044,677

Redeemed               (3,041,065)     (19,209,989)   (25,439,375)    (215,124,447)
                      ------------   --------------   ------------   --------------
                            74,317          223,114    (7,684,460)     (57,164,822)
                      ------------   --------------   ------------   --------------
ADVISOR
CLASS/SHARES
AUTHORIZED             150,000,000                     150,000,000
                      ============                    ============
Sold                     1,855,468       10,614,321      5,558,594       46,869,786

Issued in
reinvestment of
distributions                   --               --      3,203,543       25,854,048

Redeemed              (11,695,075)     (84,048,867)   (11,464,175)     (97,062,000)
                      ------------   --------------   ------------   --------------
                       (9,839,607)     (73,434,546)    (2,702,038)     (24,338,166)
                      ------------   --------------   ------------   --------------
R CLASS/SHARES
AUTHORIZED              10,000,000                      10,000,000
                      ============                    ============
Sold                         6,103           33,315          5,710           50,323

Issued in
reinvestment of
distributions                   --               --          4,506           36,270

Redeemed                   (3,432)         (25,905)       (14,081)        (117,022)
                      ------------   --------------   ------------   --------------
                             2,671            7,410        (3,865)         (30,429)
                      ------------   --------------   ------------   --------------
Net increase
(decrease)            (18,417,213)   $(127,509,168)   (36,339,647)   $(317,839,913)
                      ============   ==============   ============   ==============

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21

5. SECURITIES LENDING

As of December 31, 2008, the fund did not have any securities on loan. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited. Investments made with cash collateral may decline in value.

6. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as a fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of December 31, 2008:

                                                                         Value of
Valuation Inputs                                            Investment Securities

Level 1 -- Quoted Prices                                             $501,414,830

Level 2 -- Other Significant Observable Inputs                          6,000,000

Level 3 -- Significant Unobservable Inputs                                     --
                                                                     ------------
                                                                     $507,414,830
                                                                     ============

7. BANK LINE OF CREDIT

The fund, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the fund to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended December 31,
2008.

8. INTERFUND LENDING

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC).
This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund's investment policies and borrowing and lending limits.
The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates.
Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended December 31, 2008, the fund did not utilize the program.

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22

9. RISK FACTORS

The fund concentrates its investments in common stocks of small companies.
Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

10. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 662,263,433
                                                                   ==============
Gross tax appreciation of investments                                $ 21,337,397

Gross tax depreciation of investments                               (176,186,000)
                                                                   --------------
Net tax appreciation (depreciation) of investments                 $(154,848,603)
                                                                   ==============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and return of capital dividends received.

Capital loss deferral of $(55,939,667) represents net capital losses incurred in the eight-month period ended June 30, 2008. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

11. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

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23

FINANCIAL HIGHLIGHTS
Small Company

Investor Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                       2008(1)       2008    2007(2)       2006         2005      2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period      $7.76     $10.77      $9.88      $9.77       $10.19     $8.35      $5.50
                      --------   --------   --------   --------     --------  --------   --------

Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(3)                0.01      --(4)       0.01      --(4)         0.01      0.02       0.01

 Net Realized
 and Unrealized
 Gain (Loss)            (2.64)     (2.01)       0.88       0.61         0.71      2.31       2.93
                      --------   --------   --------   --------     --------  --------   --------
 Total From
 Investment
 Operations             (2.63)     (2.01)       0.89       0.61         0.72      2.33       2.94
                      --------   --------   --------   --------     --------  --------   --------
Distributions

 From Net
 Investment
 Income                  --(4)     (0.02)         --     (0.01)        --(4)    (0.02)      --(4)

 From Net
 Realized Gains             --     (0.98)         --     (0.49)       (1.14)    (0.47)     (0.09)
                      --------   --------   --------   --------     --------  --------   --------
 Total
 Distributions              --     (1.00)         --     (0.50)       (1.14)    (0.49)     (0.09)
                      --------   --------   --------   --------     --------  --------   --------
Net Asset Value,
End of Period            $5.13      $7.76     $10.77      $9.88        $9.77    $10.19      $8.35
                      ========   ========   ========   ========     ========  ========   ========

TOTAL RETURN(5)       (33.84)%   (19.13)%      9.01%      6.15%        7.13%    28.28%     53.57%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets    0.89%(6)      0.87%   0.87%(6)      0.87%        0.87%     0.88%      0.89%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            0.28%(6)      0.06%   0.23%(6)      0.05%        0.14%     0.25%      0.09%

Portfolio Turnover
Rate                       54%       105%        61%       122%         132%      123%       120%

Net Assets,
End of Period (in
thousands)            $256,031   $454,464   $910,093   $924,133   $1,040,036  $996,103   $467,228

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
24

Small Company

Institutional Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                       2008(1)       2008    2007(2)       2006       2005      2004        2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period      $7.79     $10.80      $9.90      $9.80     $10.21     $8.36       $5.53
                      --------   --------   --------   --------   --------  --------    --------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(3)                0.02       0.02       0.02       0.02       0.04      0.03        0.02

 Net Realized
 and Unrealized
 Gain (Loss)            (2.65)     (2.02)       0.88       0.61       0.71      2.33        2.93
                      --------   --------   --------   --------   --------  --------    --------
 Total From
 Investment
 Operations             (2.63)     (2.00)       0.90       0.63       0.75      2.36        2.95
                      --------   --------   --------   --------   --------  --------    --------
Distributions

 From Net
 Investment
 Income                 (0.01)     (0.03)         --     (0.04)     (0.02)    (0.04)      (0.03)

 From Net
 Realized Gains             --     (0.98)         --     (0.49)     (1.14)    (0.47)      (0.09)
                      --------   --------   --------   --------   --------  --------    --------
 Total
 Distributions          (0.01)     (1.01)         --     (0.53)     (1.16)    (0.51)      (0.12)
                      --------   --------   --------   --------   --------  --------    --------
Net Asset Value,
End of Period            $5.15      $7.79     $10.80      $9.90      $9.80    $10.21       $8.36
                      ========   ========   ========   ========   ========  ========    ========

TOTAL RETURN(4)       (33.70)%   (18.99)%      9.09%      6.44%      7.26%    28.60%      53.52%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets    0.69%(5)      0.67%   0.67%(5)      0.67%      0.67%     0.68%       0.69%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            0.48%(5)      0.26%   0.43%(5)      0.25%      0.34%     0.45%       0.29%

Portfolio Turnover
Rate                       54%       105%        61%       122%       132%      123%        120%

Net Assets,
End of Period (in
thousands)            $144,896   $218,820   $386,240   $383,412   $426,545  $284,352     $30,830

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
25

Small Company

Advisor Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                       2008(1)       2008      2007(2)       2006       2005      2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of Period      $7.65     $10.64        $9.78      $9.69     $10.12     $8.30      $5.48
                      --------   --------     --------   --------   --------  --------   --------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(3)               --(4)     (0.02)        --(4)     (0.02)     (0.01)    (0.01)     (0.01)

 Net Realized
 and Unrealized
 Gain (Loss)            (2.60)     (1.98)         0.86       0.60       0.70      2.30       2.92
                      --------   --------     --------   --------   --------  --------   --------
 Total From
 Investment
 Operations             (2.60)     (2.00)         0.86       0.58       0.69      2.29       2.91
                      --------   --------     --------   --------   --------  --------   --------
Distributions

 From Net
 Investment
 Income                     --     (0.01)           --         --         --        --         --

 From Net
 Realized Gains             --     (0.98)           --     (0.49)     (1.12)    (0.47)     (0.09)
                      --------   --------     --------   --------   --------  --------   --------
 Total
 Distributions              --     (0.99)           --     (0.49)     (1.12)    (0.47)     (0.09)
                      --------   --------     --------   --------   --------  --------   --------
Net Asset Value,
End of Period            $5.05      $7.65       $10.64      $9.78      $9.69    $10.12      $8.30
                      ========   ========     ========   ========   ========  ========   ========

TOTAL RETURN(5)       (33.99)%   (19.30)%        8.79%      6.02%      6.74%    28.00%     53.16%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets    1.14%(6)      1.12%     1.12%(6)      1.12%      1.12%     1.13%      1.14%

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            0.03%(6)    (0.19)%   (0.02)%(6)    (0.20)%    (0.11)%   (0.00)%    (0.16)%

Portfolio Turnover
Rate                       54%       105%          61%       122%       132%      123%       120%

Net Assets,
End of Period (in
thousands)            $106,817   $236,906     $358,347   $355,778   $364,400  $287,673    $62,907

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
26

Small Company

R Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                         2008(1)       2008      2007(2)       2006         2005         2004     2003(3)
PER-SHARE DATA

Net Asset Value,
Beginning of Period        $7.63     $10.63        $9.78      $9.72       $10.15        $8.34       $7.11
                        --------   --------     --------   --------     --------     --------    --------
Income From
Investment
Operations

 Net Investment
 Income
 (Loss)(4)                (0.01)     (0.04)       (0.01)     (0.05)       (0.03)       (0.03)      (0.01)

 Net Realized
 and Unrealized
 Gain (Loss)              (2.58)     (1.98)         0.86       0.60         0.71         2.31        1.33
                        --------   --------     --------   --------     --------     --------    --------
 Total From
 Investment
 Operations               (2.59)     (2.02)         0.85       0.55         0.68         2.28        1.32
                        --------   --------     --------   --------     --------     --------    --------
Distributions

 From Net
 Realized Gains               --     (0.98)           --     (0.49)       (1.11)       (0.47)      (0.09)
                        --------   --------     --------   --------     --------     --------    --------
Net Asset Value,
End of Period              $5.04      $7.63       $10.63      $9.78        $9.72       $10.15       $8.34
                        ========   ========     ========   ========     ========     ========    ========

TOTAL RETURN(5)         (33.94)%   (19.51)%        8.69%      5.70%        6.54%       27.72%      18.61%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to
Average Net Assets      1.39%(6)      1.37%     1.37%(6)      1.37%     1.34%(7)     1.30%(8)    1.38%(6)

Ratio of Net
Investment Income
(Loss) to Average
Net Assets            (0.22)%(6)    (0.44)%   (0.27)%(6)    (0.45)%   (0.33)%(7)   (0.17)%(8)  (0.40)%(6)

Portfolio Turnover
Rate                         54%       105%          61%       122%         132%         123%     120%(9)

Net Assets,
End of Period (in
thousands)                  $181       $254         $395       $353       $6,175       $4,247          $3

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) August 29, 2003 (commencement of sale) through December 31, 2003.

(4) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) During the year ended December 31, 2005, the class received a partial reimbursement of its distribution and service fees. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income (loss) to average net assets would have been 1.37% and (0.36)%, respectively.

(8) During the year ended December 31, 2004, the class received a partial reimbursement of its distribution and service fees. Had fees not been reimbursed, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income (loss) to average net assets would have been 1.38% and (0.25)%, respectively.

(9) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended December 31, 2003.

See Notes to Financial Statements.

------
27

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, distributions you receive from certain IRAs, or 403(b),
457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.

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28

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as a fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

------
29

NOTES

------
30

NOTES

------
31

NOTES

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32

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . .       1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE . . . . . . . . . . . .       1-800-345-2021 or
                                                               816-531-5575
BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS . . . . . . . . . . . . . . . . . . . .       1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES . . . . . .       1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . .       1-800-634-4113

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0902
CL-SAN-64107N

[front cover]

SEMIANNUAL REPORT
DECEMBER 31, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

GLOBAL GOLD FUND

PRESIDENT'S LETTER

JONATHAN THOMAS

[photo of Jonathan Thomas]

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended
December 31, 2008. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I'd like to provide my perspective on how we have managed--and continue to manage--your investments in these uncertain times.

As a company, American Century Investments® is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and--through its disciplined processes and teamwork--helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we've demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We've stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

/s/ Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      Six-Month Total Returns. . . . . . . . . . . . . . . . . . . . . . .      2

GLOBAL GOLD

FINANCIAL STATEMENTS

OTHER INFORMATION

     Additional Information. . . . . . . . . . . . . . . . . . . . . . . .     27
     Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . .     28

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments'
knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of chief investment officer]

By John Schniedwind, Chief Investment Officer, Quantitative Equity

ECONOMIC DOWNTURN PUSHED INFLATION, RATES LOWER

Widespread credit and liquidity problems, along with unprecedented failures and takeovers of several major financial institutions, plagued the global financial markets during the six months ended December 31, 2008. These events derailed the markets, unleashed systemic risk and widespread loss of confidence, and pushed the global economy into recession.

Sagging worldwide demand triggered sharp declines for oil, raw materials, and other commodity prices, which sent inflation tumbling. After climbing to 5.5%
in July, headline inflation, as measured by the year-to-year change in the
U.S. Consumer Price Index, sank to 0.1% at the end of December, the lowest inflation rate since 1954.

Global central banks launched a coordinated response to combat the mounting credit crisis and restore worldwide market liquidity. Rate cuts represented a key component of this strategy. The U.S. Federal Reserve led the way, cutting rates to a range of 0% to 0.25%, while the Bank of England slashed its key lending rate to 2%. The European Central Bank (ECB), which as late as July
2008 hiked its key interest rate to battle inflation and a record-high euro, finally cut its key lending rate to 2.5% by year end.

GOLD PRICES FELL AS DOLLAR STRENGTHENED

The price of an ounce of gold bullion declined 4.74% during the six-month period. The U.S. dollar showed mixed results, advancing 12.76% compared with the euro and declining 14.66% relative to the Japanese yen. Gold, which is always priced in dollars, tumbled on falling commodity prices and the dollar's strength versus the euro. An ounce of gold started the period at $928.30 and slipped back to $884.30 by December 31, 2008.

Global governments have already provided significant stimulus to avoid a financial meltdown and boost economic growth, and additional efforts may be necessary. These actions may eventually lead to significantly higher inflation and a weaker U.S. dollar than is currently priced into the market. Ultimately, a weaker dollar should lend support to higher gold prices.

Six-Month Total Returns
As of December 31, 2008*

Gold Bullion                                  -4.74%
U.S. Dollar vs. Euro                          12.76%
Rogers International Commodities Index       -54.63%

* Total returns for periods less than one year are not annualized.

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2

PERFORMANCE
Global Gold

Total Returns as of December 31, 2008
                                                Average Annual Returns
                     6                                             Since      Inception
                     months(1)    1 year    5 years   10 years   Inception      Date

INVESTOR CLASS        -30.94%    -27.20%     4.77%     12.20%      3.44%       8/17/88

FUND BENCHMARK(2)     -28.65%    -25.99%     5.14%     12.42%    4.00%(3)        --

MSCI WORLD INDEX      -33.71%    -40.71%    -0.51%     -0.64%    5.54%(3)        --

Institutional Class   -30.85%    -27.01%      --         --       -19.88%      9/28/07

A Class(4)
 No sales
 charge*              -31.00%    -27.32%     4.52%     11.96%      8.36%
 With sales
 charge*              -34.97%    -31.50%     3.30%     11.29%      7.75%       5/6/98

B Class
 No sales
 charge*              -31.28%    -27.90%      --         --       -20.84%
 With sales
 charge*              -36.28%    -31.90%      --         --       -24.23%      9/28/07

C Class
 No sales
 charge*              -31.29%    -27.91%      --         --       -20.84%
 With sales
 charge*              -31.89%    -27.91%      --         --       -20.84%      9/28/07

R Class               -31.09%    -27.52%      --         --       -20.42%      9/28/07

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

(2) See Index Definitions page.

(3) Since 8/31/88, the date nearest the Investor Class's inception for which data are available.

(4) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class. Performance, with sales charge, prior to that date has been adjusted to reflect the A Class's current sales charge.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

Global Gold

Growth of $10,000 Over 10 Years

$10,000 investment made December 31, 1998

One-Year Returns Over 10 Years
Periods ended December 31
               1999      2000      2001      2002     2003     2004     2005     2006     2007     2008

Investor
Class         -3.18%   -23.95%    34.09%    73.00%   46.70%   -8.17%   29.17%   27.03%   15.12%   -27.20%

Fund
benchmark     -1.80%   -27.32%    37.10%    74.79%   46.65%   -7.79%   29.24%   26.78%   14.93%   -25.99%

MSCI World
Index         24.93%   -13.18%   -16.82%   -19.89%   33.11%   14.72%    9.49%   20.07%   9.04%    -40.71%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.
International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

PORTFOLIO COMMENTARY
Global Gold

Portfolio Managers: Bill Martin and Joe Sterling

PERFORMANCE SUMMARY

Global Gold declined 30.94%* for the six months ended December 31, 2008. The portfolio's proprietary benchmark, which consists of approximately two-thirds
North American gold stocks, 20% African gold stocks, and 10% Australian gold stocks, declined 28.65% for the same period. The portfolio's return reflects operating expenses, while the benchmark's does not.

Gold-related stocks plunged during the six-month period, as mining companies generally faced soaring input costs. In addition, a barrage of selling by hedge funds caught in the liquidity squeeze dragged down the price of gold stocks. The FTSE All Gold Mines Index declined 24.91% for the six months ended
December 31, 2008. Each of the index's components showed similar results, with the FTSE Gold Mines North America Index falling 25.71%, the FTSE Gold Mines
Africa Index declining 23.19%, and the FTSE Gold Mines Australia Index sinking
23.12%.

CANADA LED DETRACTORS

On an absolute basis, all countries represented in the fund posted negative total returns for the period. Canada, which ended the six months as the portfolio's largest country weighting, was the biggest detractor from performance, followed by Australia, the fund's third-largest weighting.

Yamana Gold, a Canadian-based gold mining company and one of the fund's largest holdings, was the greatest individual detractor to performance. The company cut its full-year production forecast and reported a sharp decline in profits due largely to a dramatic appreciation in the Brazilian real. Another
Canadian gold mining company, Agnico-Eagle Mines, also among the fund's largest holdings, detracted from performance. The company remains short nearly half of the projected $1.4 billion it needs for a sizeable production expansion. And although management completed an equity sale

Market Returns
For the six months ended December 31, 2008(1)

BACKGROUND INFLUENCES
South African Rand vs. U.S. Dollar          21.80%
Australian Dollar vs. U.S. Dollar          -26.71%

BROAD GOLD STOCK MARKET
Lipper Gold Fund Index                     -37.77%
FTSE® Gold Mines Index                     -24.91%

REGIONAL COMPONENTS OF FTSE® GOLD MINES INDEX
FTSE® Gold Mines Australia Index           -23.12%
FTSE® Gold Mines Africa Index              -23.19%
FTSE® Gold Mines North America Index       -25.71%

Sources: Bloomberg Financial Markets, Lipper Inc.

(1) Total returns for periods less than one year are not annualized.

Top Ten Holdings as of December 31, 2008
                                       % of net       % of net
                                     assets as of   assets as of
                                       12/31/08        6/30/08

Goldcorp, Inc.(2)                        10.5%          10.6%
Barrick Gold Corp.                       10.3%          9.1%
Kinross Gold Corp.(2)                    8.2%           7.4%
Newmont Mining Corp.                     7.8%           6.9%
AngloGold Ashanti Ltd.(2)                4.7%           4.1%
Lihir Gold Ltd.                          4.6%           3.7%
Agnico-Eagle Mines Ltd.(2)               4.6%           4.8%
Harmony Gold Mining Co. Ltd.(2)          4.6%           2.9%
Randgold Resources Ltd. ADR              4.5%           4.1%
Newcrest Mining Ltd.                     4.5%           4.9%

(2) Includes shares traded on all exchanges.

* All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

------
5

Global Gold

late in the period, it also acknowledged the company is facing challenging capital markets.

In addition, PanAust, a small Australian mining company, was among the fund's weakest performers. The company announced it was reviewing expenses in the wake of a sharp selloff in copper prices.

SOUTH AFRICA, U.K. WERE TOP CONTRIBUTORS

From a country perspective, South Africa and the United Kingdom made the greatest contributions to the fund's performance. In South Africa, where a weaker rand helped producers' profit margins, Harmony Gold Mining drove results, while Randgold Resources, one of the fund's largest holdings, accounted for the United Kingdom's positive contribution.

The fund's top contributor to performance was low-cost producer Eldorado Gold of Canada. The company bolstered an already-sound balance sheet by closing on the sale of an idle mine to South Africa's AngloGold Ashanti, also among the fund's top performers. Among all the fund's holdings, U.S.-based Royal Gold posted the strongest total return on an absolute basis for the six-month period. The company, which acquires royalty rights to precious metals mined by other companies, and therefore didn't experience the increased operating costs facing mining companies, reported a large jump in net income and revenues. It also announced a large royalty purchase from Canada's gold mining giant
Barrick Gold, one of the portfolio's largest holdings. Another royalty company, Franco-Nevada Corp. of Canada, also contributed favorably to performance, as its revenues are based primarily on the price of gold, not input costs.

OUTLOOK

Gold prices firmed in the closing weeks of 2008, to finish the year with a
4.66% gain. This positive performance in the face of weaker oil prices, the global economic slowdown, and a stronger U.S. dollar is an encouraging sign, particularly against the backdrop of rising government deficits. Furthermore, valuations among mining stocks appear attractive relative to current gold bullion prices. Therefore, we remain optimistic about gold prices and gold-related stocks. We will continue to invest in securities of companies engaged in the mining, processing, fabricating, or distributing of gold or other precious metals throughout the world. Regardless of macro developments, including the direction of gold prices and the strength of the U.S. dollar, we follow a disciplined investment approach. Shunning momentum-driven areas of the market, we strive to add value through tactical allocations in specific mining companies we believe are well positioned to generate above-average returns.

Geographic Composition as of December 31, 2008
                               % of net       % of net
                             assets as of   assets as of
                               12/31/08        6/30/08

Canada                           57.9%          59.6%
South Africa                     13.9%          10.4%
Australia                        10.9%          14.1%
United States                    10.7%          9.4%
United Kingdom                   4.6%           4.1%
Peru                             1.0%           0.9%
Sweden                            --             --
Cash and Equivalents(1)          1.0%           1.5%

(1) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

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6

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
7

                                                    Expenses Paid
                      Beginning        Ending       During Period*    Annualized
                       Account     Account Value       7/1/08 -         Expense
                    Value 7/1/08      12/31/08         12/31/08         Ratio*
ACTUAL

Investor Class         $1,000         $690.60           $2.94            0.69%

Institutional
Class                  $1,000         $691.50           $2.09            0.49%

A Class                $1,000         $690.00           $4.00            0.94%

B Class                $1,000         $687.20           $7.19            1.69%

C Class                $1,000         $687.10           $7.19            1.69%

R Class                $1,000         $689.10           $5.07            1.19%

HYPOTHETICAL

Investor Class         $1,000        $1,021.73          $3.52            0.69%

Institutional
Class                  $1,000        $1,022.74          $2.50            0.49%

A Class                $1,000        $1,020.47          $4.79            0.94%

B Class                $1,000        $1,016.69          $8.59            1.69%

C Class                $1,000        $1,016.69          $8.59            1.69%

R Class                $1,000        $1,019.21          $6.06            1.19%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

SCHEDULE OF INVESTMENTS
Global Gold

DECEMBER 31, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks & Warrants -- 99.0%

AUSTRALIA -- 10.9%
         1,628,500  Avoca Resources Ltd.(1)                            $ 1,886,090
         3,391,000  Citigold Corp. Ltd.(1)                                 735,512
           166,666  Croesus Mining NL(1)                                     1,162
           766,000  Dominion Mining Ltd.                                 1,926,694
           974,202  Kingsgate Consolidated Ltd.(1)                       2,488,152
        15,990,997  Lihir Gold Ltd.(1)                                  34,169,388
         1,403,875  Newcrest Mining Ltd.                                33,295,832
         4,055,408  OZ Minerals Ltd.                                       777,543
           677,711  Resolute Mining Ltd.(1)                                226,800
         1,360,000  Sino Gold Mining Ltd.(1)                             4,765,580
                                                                      ------------
                                                                        80,272,753
                                                                      ------------
CANADA -- 57.9%
           171,127  Agnico-Eagle Mines Ltd.                              8,701,208
           493,400  Agnico-Eagle Mines Ltd. New York Shares             25,326,222
         1,022,000  Alamos Gold, Inc.(1)                                 7,243,823
         2,250,800  Aurizon Mines Ltd.(1)                                7,274,761
         2,074,812  Barrick Gold Corp.                                  76,290,837
         2,241,900  Centerra Gold, Inc.(1)                               8,063,213
         1,307,400  Crystallex International Corp.(1)                      201,220
           505,600  Detour Gold Corp.(1)                                 3,473,056
         4,113,400  Eldorado Gold Corp.(1)                              32,154,159
         1,383,600  Franco-Nevada Corp.                                 23,850,148
         1,295,700  Gabriel Resources Ltd.(1)                            1,595,354
           821,600  Gammon Gold, Inc.(1)                                 4,492,345
           347,300  GBS Gold International, Inc.(1)                          1,407
         2,458,076  Goldcorp, Inc.                                      76,440,290
            30,000  Goldcorp, Inc. New York Shares                         945,900
         1,814,900  Golden Star Resources Ltd.(1)                        1,822,986
         1,173,200  Great Basin Gold Ltd.(1)                             1,492,040
         2,065,000  High River Gold Mines Ltd.(1)                          242,548
         3,533,155  IAMGOLD Corp.                                       21,751,298
           552,700  International Minerals Corp.(1)                      1,249,115
           240,000  Ivanhoe Mines Ltd.(1)                                  635,723
         1,147,100  Jaguar Mining, Inc.(1)                               5,798,221
         2,875,606  Kinross Gold Corp.                                  52,410,802
           375,957  Kinross Gold Corp. New York Shares                   6,925,128
           218,993  Kinross Gold Corp. Warrants                          1,062,591
           483,800  Kirkland Lake Gold, Inc.(1)                          1,743,953

Shares                                                                       Value

           741,900  Minefinders Corp. Ltd.(1)                          $ 3,683,959
         1,200,000  Nevsun Resources Ltd.(1)                               923,451
         1,395,400  Northgate Minerals Corp.(1)                          1,152,943
           647,500  Novagold Resources, Inc.(1)                            964,775
         1,253,300  Orezone Resources, Inc.(1)                             578,680
           407,910  Premier Gold Mines Ltd.(1)                             535,289
         1,784,200  Red Back Mining, Inc.(1)                            12,414,968
         3,142,800  SEMAFO, Inc.(1)                                      3,054,970
           970,700  Silvercorp Metals, Inc.                              2,052,270
         3,632,242  Yamana Gold, Inc.                                   27,804,526
           424,781  Yamana Gold, Inc. New York Shares                    3,279,309
                                                                      ------------
                                                                       427,633,488
                                                                      ------------
PERU -- 1.0%
           372,000  Compania de Minas Buenaventura SA ADR                7,410,240
                                                                      ------------
SOUTH AFRICA -- 13.9%
           550,102  AngloGold Ashanti Ltd.                              15,276,358
           691,176  AngloGold Ashanti Ltd. ADR                          19,152,487
           365,415  DRDGOLD Ltd. ADR                                     2,035,362
         2,632,510  Gold Fields Ltd.                                    26,385,529
           421,500  Gold Fields Ltd. ADR                                 4,185,495
         2,006,750  Harmony Gold Mining Co. Ltd.(1)                     21,893,004
         1,098,200  Harmony Gold Mining Co. Ltd. ADR(1)                 12,047,254
         6,455,400  Simmer & Jack Mines Ltd.(1)                          1,443,790
                                                                      ------------
                                                                       102,419,279
                                                                      ------------
SWEDEN -- 0.0%
           325,900  ScanMining AB(1)                                            --
                                                                      ------------
UNITED KINGDOM -- 4.6%
           220,431  Fresnillo plc                                          733,596
           759,600  Randgold Resources Ltd. ADR                         33,361,632
                                                                      ------------
                                                                        34,095,228
                                                                      ------------
UNITED STATES -- 10.7%
           982,591  Coeur d'Alene Mines Corp.(1)                           864,680
         1,421,714  Newmont Mining Corp.                                57,863,760
           416,300  Royal Gold, Inc.                                    20,486,123
                                                                      ------------
                                                                        79,214,563
                                                                      ------------
TOTAL COMMON STOCKS & WARRANTS
(Cost $435,514,612)                                                    731,045,551
                                                                      ------------

------
9

Global Gold

Shares                                                                       Value

Temporary Cash Investments -- 0.8%

            97,967  JPMorgan U.S. Treasury Plus Money Market Fund
                    Agency Shares                                          $97,967

Repurchase Agreement, Goldman Sachs Group, Inc. (The),
(collateralized by various U.S. Treasury obligations, 8.125%,
8/15/19, valued at $6,012,997), in a joint trading account at
0.01%, dated 12/31/08, due 1/2/09 (Delivery value $5,900,003)            5,900,000
                                                                      ------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,997,967)                                                        5,997,967
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 99.8%
(Cost $441,512,579)                                                    737,043,518
                                                                      ------------
OTHER ASSETS AND LVIABILITIES -- 0.2%                                    1,548,573
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $738,592,091
                                                                      ============

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1) Non-income producing.

See Notes to Financial Statements.

------
10

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008 (UNAUDITED)

ASSETS

Investment securities, at value (cost of $441,512,579)                $737,043,518

Receivable for investments sold                                          3,637,417

Receivable for capital shares sold                                         787,988

Dividends and interest receivable                                          257,937
                                                                      ------------
                                                                       741,726,860
                                                                      ------------

LIABILITIES

Disbursements in excess of demand deposit cash                              43,871

Payable for investments purchased                                        1,888,581

Payable for capital shares redeemed                                        826,646

Accrued management fees                                                    373,524

Distribution fees payable                                                      295

Service fees (and distribution fees -- A Class and R Class) payable          1,852
                                                                      ------------
                                                                         3,134,769
                                                                      ------------

NET ASSETS                                                            $738,592,091
                                                                      ============

See Notes to Financial Statements.

------
11

DECEMBER 31, 2008 (UNAUDITED)

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                               $541,123,978

Accumulated net investment loss                                       (15,881,718)

Accumulated net realized loss on investment and foreign currency
transactions                                                          (82,170,853)

Net unrealized appreciation on investments and translation of
assets and liabilities in foreign currencies                           295,520,684
                                                                      ------------
                                                                      $738,592,091
                                                                      ============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                                                            $719,249,866

Shares outstanding                                                      50,532,195

Net asset value per share                                                   $14.23

INSTITUTIONAL CLASS, $0.01 PAR VALUE

Net assets                                                              $8,849,503

Shares outstanding                                                         621,890

Net asset value per share                                                   $14.23

A CLASS, $0.01 PAR VALUE

Net assets                                                              $9,733,116

Shares outstanding                                                         687,572

Net asset value per share                                                   $14.16

Maximum offering price (net asset value divided by 0.9425)                  $15.02

B CLASS, $0.01 PAR VALUE

Net assets                                                                $190,295

Shares outstanding                                                          13,488

Net asset value per share                                                   $14.11

C CLASS, $0.01 PAR VALUE

Net assets                                                                $503,148

Shares outstanding                                                          35,645

Net asset value per share                                                   $14.12

R CLASS, $0.01 PAR VALUE

Net assets                                                                 $66,163

Shares outstanding                                                           4,667

Net asset value per share                                                   $14.18

See Notes to Financial Statements.

------
12

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED)

INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes withheld of $248,684)                  $ 2,673,176

Interest                                                                    21,474

Securities lending, net                                                    331,660
                                                                    --------------
                                                                         3,026,310
                                                                    --------------

EXPENSES:

Management fees                                                          2,570,220

Distribution fees:

 B Class                                                                       330

 C Class                                                                       996

Service fees:

 B Class                                                                       110

 C Class                                                                       332

Distribution and service fees:

 A Class                                                                     8,698

 R Class                                                                        75

Directors' fees and expenses                                                16,453

Other expenses                                                               2,475
                                                                    --------------
                                                                         2,599,689
                                                                    --------------

NET INVESTMENT INCOME (LOSS)                                               426,621
                                                                    --------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                               (58,129,949)

Foreign currency transactions                                         (12,505,686)
                                                                    --------------
                                                                      (70,635,635)
                                                                    --------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

Investments                                                          (227,282,195)

Translation of assets and liabilities in foreign currencies           (67,639,822)
                                                                    --------------
                                                                     (294,922,017)
                                                                    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                              (365,557,652)
                                                                    --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     $(365,131,031)
                                                                    ==============

See Notes to Financial Statements.

------
13

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED) AND YEAR ENDED JUNE 30, 2008

                                                   December 31,
Increase (Decrease) in Net Assets                      2008         June 30, 2008

OPERATIONS

Net investment income (loss)                             $426,621    $ (1,944,823)

Net realized gain (loss)                             (70,635,635)      125,109,966

Change in net unrealized appreciation
(depreciation)                                      (294,922,017)      147,449,657
                                                    -------------   --------------
Net increase (decrease) in net assets
resulting from operations                           (365,131,031)      270,614,800
                                                    -------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                                          (45,560)      (5,413,403)

 Institutional Class                                     (17,376)         (47,976)

 A Class                                                       --         (23,023)

 R Class                                                       --             (59)

From net realized gains:

 Investor Class                                      (87,357,810)               --

 Institutional Class                                    (949,464)               --

 A Class                                              (1,115,065)               --

 B Class                                                  (8,055)               --

 C Class                                                 (52,311)               --

 R Class                                                  (7,776)               --
                                                    -------------   --------------
Decrease in net assets from distributions            (89,553,417)      (5,484,461)
                                                    -------------   --------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from
capital share transactions                             37,374,520     (64,097,295)
                                                    -------------   --------------

NET INCREASE (DECREASE) IN NET ASSETS               (417,309,928)      201,033,044

NET ASSETS

Beginning of period                                 1,155,902,019      954,868,975
                                                    -------------   --------------
End of period                                       $ 738,592,091   $1,155,902,019
                                                    =============   ==============

Accumulated net investment loss                     $(15,881,718)    $(16,245,403)
                                                    =============   ==============

See Notes to Financial Statements.

------
14

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Global Gold Fund (the fund)
is one fund in a series issued by the corporation. The fund is nondiversified under the 1940 Act. The fund's investment objective is to seek to realize a total return (capital growth and dividends) consistent with investment in securities of companies that are engaged in mining, processing, fabricating or distributing gold or other precious metals throughout the world. The fund invests primarily in equity securities. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, the A Class, the B Class, the C Class and the R Class.
The A Class may incur an initial sales charge. The A Class, B Class and C
Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.
Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the
Statement of Operations. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

------
15

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The fund may enter into forward foreign currency exchange contracts to facilitate transactions of securities denominated in a foreign currency or to hedge the fund's exposure to foreign currency exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. The fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract.
Additionally, losses may arise if the counterparties do not perform under the contract terms.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

REDEMPTION -- The fund may impose a 1.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------
16

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200%
and the rates for the Complex Fee (Investor Class, A Class, B Class, C Class
and R Class) range from 0.2500% to 0.3100%. The Institutional Class is 0.2000%
less at each point within the Complex Fee range. The effective annual management fee for each class of the fund for the six months ended December
31, 2008 was 0.69% for the Investor Class, A Class, B Class, C Class and R
Class, and 0.49% for the Institutional Class.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule
12b-1 of the 1940 Act. The plans provide that the A Class will pay American
Century Investment Services, Inc. (ACIS) an annual distribution and service fee equal to 0.25%. The plans provide that the B Class and the C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%.
The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services.
Fees incurred under the plan during the six months ended December 31, 2008, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century
Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). JPMIM is
a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a securities lending agreement with JPMorgan
Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2008, were $68,630,886 and
$110,418,606, respectively.

------
17

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

                          Six months ended                     Year ended
                         December 31, 2008                  June 30, 2008(1)
                     Shares           Amount           Shares           Amount
INVESTOR
CLASS/SHARES
AUTHORIZED          200,000,000                       200,000,000
                   ============                      ============
Sold                  6,379,591       $ 97,050,493     11,349,106      $ 255,520,413

Issued in
reinvestment of
distributions         6,035,706         82,207,609        225,152          5,061,420

Redeemed           (10,171,416)   (149,078,784)(2)   (15,276,931)   (337,063,432)(3)
                   ------------   ----------------   ------------   ----------------
                      2,243,881         30,179,318    (3,702,673)       (76,481,599)
                   ------------   ----------------   ------------   ----------------
INSTITUTIONAL
CLASS/SHARES
AUTHORIZED           10,000,000                        10,000,000
                   ============                      ============
Sold                    213,513          3,152,751        524,672         12,298,269

Issued in
reinvestment of
distributions            70,847            966,840          2,135             47,976

Redeemed              (102,046)     (1,728,729)(4)       (87,231)     (1,971,960)(5)
                   ------------   ----------------   ------------   ----------------
                        182,314          2,390,862        439,576         10,374,285
                   ------------   ----------------   ------------   ----------------
A CLASS/SHARES
AUTHORIZED           20,000,000                        20,000,000
                   ============                      ============
Sold                    454,819          6,072,115        353,877          8,181,335

Issued in
reinvestment of
distributions            69,755            944,486            928             20,809

Redeemed              (199,610)        (2,826,714)      (290,948)     (6,489,958)(6)
                   ------------   ----------------   ------------   ----------------
                        324,964          4,189,887         63,857          1,712,186
                   ------------   ----------------   ------------   ----------------
B CLASS/SHARES
AUTHORIZED           10,000,000                        10,000,000
                   ============                      ============
Sold                     11,420            176,329          5,261            117,732

Issued in
reinvestment of
distributions               432              5,829             --                 --

Redeemed                (3,625)           (55,744)             --                 --
                   ------------   ----------------   ------------   ----------------
                          8,227            126,414          5,261            117,732
                   ------------   ----------------   ------------   ----------------
C CLASS/SHARES
AUTHORIZED           10,000,000                        10,000,000
                   ============                      ============
Sold                     31,369            476,209          9,157            219,137

Issued in
reinvestment of
distributions             2,486             33,590             --                 --

Redeemed                (4,642)           (56,648)        (2,725)           (64,116)
                   ------------   ----------------   ------------   ----------------
                         29,213            453,151          6,432            155,021
                   ------------   ----------------   ------------   ----------------
R CLASS/SHARES
AUTHORIZED           10,000,000                        10,000,000
                   ============                      ============
Sold                      2,940             27,162          1,154             25,021

Issued in
reinvestment of
distributions               573              7,776              3                 59

Redeemed                    (3)               (50)             --                 --
                   ------------   ----------------   ------------   ----------------
                          3,510             34,888          1,157             25,080
                   ------------   ----------------   ------------   ----------------
Net increase
(decrease)            2,792,109       $ 37,374,520    (3,186,390)     $ (64,097,295)
                   ============   ================   ============   ================

(1) September 28, 2007 (commencement of sale) through June 30, 2008 for the
Institutional Class, B Class, C Class and R Class.

(2) Net of redemption fees of $136,373.

(3) Net of redemption fees of $285,459.

(4) Net of redemption fees of $2,047.

(5) Net of redemption fees of $3,180.

(6) Net of redemption fees of $2,200.

------
18

5. SECURITIES LENDING

As of December 31, 2008, the fund did not have any securities on loan. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited. Investments made with cash collateral may decline in value.

6. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as a fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of December 31, 2008:

Valuation Inputs                                    Value of Investment Securities

Level 1 -- Quoted Prices                                              $271,237,171

Level 2 -- Other Significant Observable Inputs                         465,806,347

Level 3 -- Significant Unobservable Inputs                                      --
                                                                      ------------
                                                                      $737,043,518
                                                                      ============

7. BANK LINE OF CREDIT

The fund, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the fund to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, were subject to interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended December 31,
2008.

8. INTERFUND LENDING

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC).
This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund's investment policies and borrowing and lending limits.
The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates.
Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended December 31, 2008, the fund did not utilize the program.

------
19

9. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.
Investing in emerging markets may accentuate these risks.

The fund concentrates its investments in a narrow segment of the total market.
Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

10. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                          $452,934,952
                                                         ============
Gross tax appreciation of investments                    $381,553,628

Gross tax depreciation of investments                    (97,445,062)
                                                         ------------
Net tax appreciation (depreciation) of investments       $284,108,566
                                                         ============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2008 the fund had net foreign currency loss deferrals of
$(3,444,588). The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

11. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

------
20

FINANCIAL HIGHLIGHTS
Global Gold

Investor Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                       2008(1)       2008      2007(2)          2006       2005       2004       2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                  $23.54     $18.26       $19.63        $15.50     $12.00     $13.17      $9.14
                        ------     ------       ------        ------     ------     ------     ------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(3)                0.01     (0.04)       (0.01)        (0.01)       0.01      --(4)       0.02

 Net Realized
 and
 Unrealized
 Gain (Loss)            (7.38)       5.42       (1.24)          4.18       3.49     (1.09)       4.21
                        ------     ------       ------        ------     ------     ------     ------
 Total From
 Investment
 Operations             (7.37)       5.38       (1.25)          4.17       3.50     (1.09)       4.23
                        ------     ------       ------        ------     ------     ------     ------
Distributions

 From Net
 Investment
 Income                  --(4)     (0.11)       (0.12)        (0.05)         --     (0.08)     (0.21)

 From Net
 Realized
 Gains                  (1.94)         --           --            --         --         --         --
                        ------     ------       ------        ------     ------     ------     ------
 Total
 Distributions          (1.94)     (0.11)       (0.12)        (0.05)         --     (0.08)     (0.21)
                        ------     ------       ------        ------     ------     ------     ------
Redemption Fees(3)       --(4)       0.01        --(4)          0.01      --(4)      --(4)       0.01
                        ------     ------       ------        ------     ------     ------     ------
Net Asset Value,
End of Period           $14.23     $23.54       $18.26        $19.63     $15.50     $12.00     $13.17
                        ======     ======       ======        ======     ======     ======     ======

TOTAL RETURN(5)       (30.94)%     29.61%      (6.36)%        27.03%     29.17%    (8.17)%     46.70%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets              0.69%(6)        0.68%     0.67%(6)         0.67%      0.67%      0.68%      0.69%

Ratio of Net
Investment
Income (Loss)
to Average Net
Assets              0.12%(6)      (0.17)%   (0.12)%(6)       (0.03)%      0.11%    (0.03)%      0.22%

Portfolio
Turnover Rate             9%          17%           3%           18%         5%        14%        22%

Net Assets, End
of
Period (in
thousands)          $719,250   $1,136,741     $949,426    $1,071,545   $775,971   $693,197   $736,363

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
21

Global Gold

Institutional Class
For a Share Outstanding Throughout the Periods Indicated
                                                                2008(1)    2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                             $23.55     $21.67
                                                                 ------     ------
Income From Investment Operations

 Net Investment Income (Loss)(3)                                   0.02       0.01

 Net Realized and Unrealized Gain (Loss)                         (7.37)       1.99
                                                                 ------     ------
 Total From Investment Operations                                (7.35)       2.00
                                                                 ------     ------
Distributions

 From Net Investment Income                                      (0.03)     (0.13)

 From Net Realized Gains                                         (1.94)         --
                                                                 ------     ------
 Total Distributions                                             (1.97)     (0.13)
                                                                 ------     ------
Redemption Fees(3)                                                --(4)       0.01
                                                                 ------     ------
Net Asset Value, End of Period                                   $14.23     $23.55
                                                                 ======     ======

TOTAL RETURN(5)                                                (30.85)%      9.37%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets              0.49%(6)   0.48%(6)

Ratio of Net Investment Income (Loss) to Average Net Assets    0.32%(6)   0.05%(6)

Portfolio Turnover Rate                                              9%     17%(7)

Net Assets, End of Period (in thousands)                         $8,850    $10,353

(1) Six months ended December 31, 2008 (unaudited).

(2) September 28, 2007 (commencement of sale) through June 30, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

------
22

Global Gold

A Class(1)
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                      2008(2)      2008      2007(3)      2006      2005     2004      2003
PER-SHARE DATA

Net Asset Value,
Beginning of
Period                 $23.46    $18.22       $19.59    $15.46    $12.00   $13.19     $9.14
                       ------    ------       ------    ------    ------   ------    ------
Income From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(4)             (0.01)    (0.09)       (0.04)    (0.05)    (0.02)   (0.03)     --(5)

 Net Realized
 and
 Unrealized
 Gain (Loss)           (7.35)      5.40       (1.23)      4.18      3.48   (1.09)      4.22
                       ------    ------       ------    ------    ------   ------    ------
 Total From
 Investment
 Operations            (7.36)      5.31       (1.27)      4.13      3.46   (1.12)      4.22
                       ------    ------       ------    ------    ------   ------    ------
Distributions

 From Net
 Investment
 Income                    --    (0.08)       (0.10)    (0.01)        --   (0.07)    (0.18)

 From Net
 Realized
 Gains                 (1.94)        --           --        --        --       --        --
                       ------    ------       ------    ------    ------   ------    ------
 Total
 Distributions         (1.94)    (0.08)       (0.10)    (0.01)        --   (0.07)    (0.18)
                       ------    ------       ------    ------    ------   ------    ------
Redemption Fees(4)      --(5)      0.01        --(5)      0.01     --(5)    --(5)      0.01
                       ------    ------       ------    ------    ------   ------    ------
Net Asset Value,
End of Period          $14.16    $23.46       $18.22    $19.59    $15.46   $12.00    $13.19
                       ======    ======       ======    ======    ======   ======    ======

TOTAL RETURN(6)      (31.00)%    29.28%      (6.48)%    26.77%    28.94%  (8.49)%    46.37%

RATIOS/SUPPLEMENTAL DATA

Ratio of
Operating
Expenses to
Average Net
Assets               0.94%(7)     0.93%     0.92%(7)     0.92%     0.92%    0.93%     0.94%

Ratio of Net
Investment
Income (Loss)
to Average Net
Assets             (0.13)%(7)   (0.42)%   (0.37)%(7)   (0.28)%   (0.14)%  (0.28)%   (0.02)%

Portfolio
Turnover Rate              9%       17%           3%       18%        5%      14%       22%

Net Assets, End
of Period (in
thousands)             $9,733    $8,506       $5,442    $6,206    $5,311   $4,740    $3,205

(1) Prior to September 4, 2007, the A Class was referred to as the Advisor
Class.

(2) Six months ended December 31, 2008 (unaudited).

(3) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(4) Computed using average shares outstanding throughout the period.

(5) Per-share amount was less than $0.005.

(6) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(7) Annualized.

See Notes to Financial Statements.

------
23

Global Gold

B Class
For a Share Outstanding Throughout the Periods Indicated
                                                              2008(1)      2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                           $23.48       $21.67
                                                               ------       ------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               (0.07)       (0.20)

 Net Realized and Unrealized Gain (Loss)                       (7.36)         2.00
                                                               ------       ------
 Total From Investment Operations                              (7.43)         1.80
                                                               ------       ------
Distributions

 From Net Realized Gains                                       (1.94)           --
                                                               ------       ------
Redemption Fees(3)                                              --(4)         0.01
                                                               ------       ------
Net Asset Value, End of Period                                 $14.11       $23.48
                                                               ======       ======

TOTAL RETURN(5)                                              (31.28)%        8.40%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets            1.69%(6)     1.68%(6)

Ratio of Net Investment Income (Loss) to Average Net
Assets                                                     (0.88)%(6)   (1.16)%(6)

Portfolio Turnover Rate                                            9%       17%(7)

Net Assets, End of Period (in thousands)                         $190         $124

(1) Six months ended December 31, 2008 (unaudited).

(2) September 28, 2007 (commencement of sale) through June 30, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

------
24

Global Gold

C Class
For a Share Outstanding Throughout the Periods Indicated
                                                              2008(1)      2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                           $23.48       $21.67
                                                               ------       ------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               (0.06)       (0.20)

 Net Realized and Unrealized Gain (Loss)                       (7.36)         2.00
                                                               ------       ------
 Total From Investment Operations                              (7.42)         1.80
                                                               ------       ------
Distributions

 From Net Realized Gains                                       (1.94)           --
                                                               ------       ------
Redemption Fees(3)                                              --(4)         0.01
                                                               ------       ------
Net Asset Value, End of Period                                 $14.12       $23.48
                                                               ======       ======

TOTAL RETURN(5)                                              (31.29)%        8.40%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets            1.69%(6)     1.68%(6)

Ratio of Net Investment Income (Loss) to Average Net
Assets                                                     (0.88)%(6)   (1.17)%(6)

Portfolio Turnover Rate                                            9%       17%(7)

Net Assets, End of Period (in thousands)                         $503         $151

(1) Six months ended December 31, 2008 (unaudited).

(2) September 28, 2007 (commencement of sale) through June 30, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

------
25

Global Gold

R Class
For a Share Outstanding Throughout the Periods Indicated
                                                              2008(1)      2008(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                           $23.52       $21.67
                                                               ------       ------
Income From Investment Operations

 Net Investment Income (Loss)(3)                               (0.03)       (0.12)

 Net Realized and Unrealized Gain (Loss)                       (7.37)         2.01
                                                               ------       ------
 Total From Investment Operations                              (7.40)         1.89
                                                               ------       ------
Distributions

 From Net Investment Income                                        --       (0.05)

 From Net Realized Gains                                       (1.94)           --
                                                               ------       ------
 Total Distributions                                           (1.94)       (0.05)
                                                               ------       ------
Redemption Fees(3)                                              --(4)         0.01
                                                               ------       ------
Net Asset Value, End of Period                                 $14.18       $23.52
                                                               ======       ======

TOTAL RETURN(5)                                              (31.09)%        8.83%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses to Average Net Assets            1.19%(6)     1.18%(6)

Ratio of Net Investment Income (Loss) to Average Net
Assets                                                     (0.38)%(6)   (0.71)%(6)

Portfolio Turnover Rate                                            9%       17%(7)

Net Assets, End of Period (in thousands)                          $66          $27

(1) Six months ended December 31, 2008 (unaudited).

(2) September 28, 2007 (commencement of sale) through June 30, 2008.

(3) Computed using average shares outstanding throughout the period.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
was calculated for the year ended June 30, 2008.

See Notes to Financial Statements.

------
26

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.

------
27

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The FTSE® GOLD MINES INDEX(1) is designed to reflect the performance of the worldwide market in shares of companies whose principal activity is the mining of gold.

The FUND BENCHMARK was the Benham North American Gold Equities Index from inception through February 1996. From March 1996 through December 1997, the benchmark was the FTSE Gold Mines Index. Since January 1998, the benchmark has been a proprietary index developed and monitored by American Century
Investments that is intended to reflect the entire gold market. The Global
Gold fund custom benchmark is approximately two-thirds North American, 20%
African, and 10% Australian gold company stocks.

The LIPPER GOLD FUND INDEX tracks total return performance of the largest funds within the Lipper Gold Fund category. These funds invest primarily in shares of gold mines, gold-oriented mining finance houses, gold coins, or gold bullion.

The MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) WORLD INDEX is a market-
capitalization-weighted index designed to measure global developed-market equity performance.

The ROGERS INTERNATIONAL COMMODITIES INDEX (RICI) was developed by Jim Rogers in 1998. It represents the value of a basket of 35 commodities used in the global economy, including agricultural and energy products, metals, and minerals.

(1) The FT-SE Gold Mines Index is calculated by FT-SE International Limited in conjunction with the Institute of Actuaries. The FT-SE Gold Mines Index is a
trademark of the London Stock Exchange Limited and the Financial Times Ltd.
and is used by FT-SE International Limited under license. FT-SE International
Limited does not sponsor, endorse, or promote the fund.

------
28

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE. . . . . . . . . . . . . . . . .       1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE. . . . . . . . . . . . . .       1-800-345-2021 or
                                                                  816-531-5575

INVESTORS USING ADVISORS. . . . . . . . . . . . . . . . . .       1-800-378-9878

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS .
.. . . . . . . . . . . . . . . . . . . . . . . . . .               1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES. . . . . . . .       1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF. . . . . . . . . . .       1-800-634-4113

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0902
CL-SAN-64103N

[front cover]

SEMIANNUAL REPORT
DECEMBER 31, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

UTILITIES FUND

PRESIDENT'S LETTER

[photo of Chief Executive Officer]

JONATHAN THOMAS

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended
December 31, 2008. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I'd like to provide my perspective on how we have managed--and continue to manage--your investments in these uncertain times.

As a company, American Century Investments® is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and--through its disciplined processes and teamwork--helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we've demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We've stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

/s/Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Stock Index Returns. . . . . . . . . . . . . . . . . . . . . .       2

UTILITIES

FINANCIAL STATEMENTS

OTHER INFORMATION

     Additional Information. . . . . . . . . . . . . . . . . . . . . . . .     20
     Index Definitions. . . . . . . . . . . . . . . . . . . . . . . . . .      21

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments'
knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By John Schniedwind, Chief Investment Officer, Quantitative Equity

STOCKS CAPSIZED BY PERFECT STORM

The U.S. stock market suffered one of the worst declines in its history during the final six months of 2008. The steep losses in the equity market were driven by a confluence of factors--a liquidity crisis in the credit markets, a loss of confidence in banks and other financial institutions, and a significant consumer-led economic downturn.

The U.S. economy, which has been in recession since December 2007, weakened further in the last half of 2008. The economy shed more than two million jobs during the six-month period as the unemployment rate rose to its highest level since 1992. Retail sales fell by more than 10%, while the housing market saw a surge in mortgage delinquencies and foreclosures.

Further troubles in the mortgage market contributed to a worsening credit crunch and growing losses for many financial companies. The breaking point occurred in September, when brokerage firm Lehman Brothers filed for bankruptcy, unleashing a torrent of takeovers and bailouts of struggling financial companies. The federal government acted quickly to provide cash infusions and other measures designed to restore liquidity and prevent a complete breakdown in the financial system.

The bulk of the stock market's sharp decline occurred between September and
November, during the worst of the financial sector's difficulties. Stocks managed a modest rebound over the last six weeks of the period as investors looked ahead hopefully to 2009.

SMALL-CAP AND VALUE HELD UP BEST

Although stocks fell by more than 25% across the board for the last six months of 2008, small-cap issues held up the best (see the accompanying table). In addition, value shares outperformed growth stocks by a wide margin across all market capitalizations.

Every sector of the market declined during the six-month period, led by energy and materials. Both sectors were hit hard by a substantial drop in commodity prices as economic activity waned. Financials also posted significant losses.
The two most defensive sectors of the market, consumer staples and health care, generated the smallest declines.

U.S. Stock Index Returns
For the six months ended December 31, 2008(1)

RUSSELL 1000 INDEX (LARGE-CAP)                         -29.73%
Russell 1000 Value Index                               -26.93%
Russell 1000 Growth Index                              -32.31%

RUSSELL MIDCAP INDEX                                   -36.67%
Russell Midcap Value Index                             -32.67%
Russell Midcap Growth Index                            -40.26%

RUSSELL 2000 INDEX (SMALL-CAP)                         -26.94%
Russell 2000 Value Index                               -21.17%
Russell 2000 Growth Index                              -32.51%

(1) Total returns for periods less than one year are not annualized.

------
2

PERFORMANCE
Utilities

Total Returns as of December 31, 2008
                                              Average Annual Returns
                                                                 Since       Inception
                6 months(1)    1 year    5 years   10 years    Inception        Date

INVESTOR
CLASS             -26.44%     -31.12%     7.49%      1.69%       6.69%         3/1/93

RUSSELL 3000
UTILITIES
INDEX             -21.56%     -28.45%     4.79%     -2.06%      4.80%(2)         --

S&P 500
INDEX(3)          -28.48%     -37.00%    -2.19%     -1.38%      6.61%(2)         --

(1) Total returns for periods less than one year are not annualized.

(2) Since 2/28/93, the date nearest the Investor Class's inception for which data are available.

(3) Data provided by Lipper Inc. - A Reuters Company. ©2009 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.
International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
3

Utilities

Growth of $10,000 Over 10 Years

$10,000 investment made December 31, 1998

One-Year Returns Over 10 Years
Periods ended December 31
                  1999      2000      2001      2002      2003       2004      2005      2006      2007       2008

Investor
Class            11.46%    3.97%    -20.97%   -27.44%    23.96%     23.81%    14.30%    24.99%    17.82%    -31.12%

Russell
3000
Utilities
Index            14.56%   -22.40%   -13.22%   -28.96%    17.33%     18.78%    4.55%     30.48%     8.97%    -28.45%

S&P 500
Index            21.04%    -9.10%   -11.89%   -22.10%    28.68%     10.88%    4.91%     15.79%     5.49%    -37.00%

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund concentrates its investments in a narrow segment of the total market and is therefore subject to greater risks and market fluctuations than a portfolio representing a broader range of industries.
International investing involves special risks, such as political instability and currency fluctuations.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------
4

PORTFOLIO COMMENTARY
Utilities

Portfolio Managers: John Schniedwind and Joe Sterling

PERFORMANCE SUMMARY

The Utilities Fund returned -26.44%* for the six months ended December 31,
2008, lagging the -21.56% return of its benchmark, the Russell 3000 Utilities
Index. The S&P 500, a broad market measure, returned -28.48%.

As described on page 2, equity indices declined during the reporting period against a backdrop of extreme market volatility. Amid this volatility, the
Utilities Fund's management team remained focused on the fundamental business prospects of its portfolio investments.

From a broad sector perspective, stock selection within, and an overweight allocation to, the traditional utilities sector accounted for the bulk of the portfolio's underperformance relative to the benchmark. Within the sector, an overweight stake in the gas utilities industry and stock selection in the electric utilities industries were key detractors from relative returns. An underweight allocation and stock selection in the telecommunication sector, particularly an underweight stake to the diversified telecommunication industry, also weighed on relative returns.

We allocated a portion of the portfolio's assets to holdings of companies outside of the United States. This allocation detracted from portfolio returns, as our international holdings generated lower returns than our domestic stocks, particularly in dollar terms as the U.S. dollar strengthened during the reporting period.

TRADITIONAL UTILITIES DETRACTED

The portfolio's traditional utilities position--representing 75% of the portfolio--was the largest sector source of negative absolute and relative returns. Within the group, a substantial overweight allocation to gas utilities detracted from relative performance. Most notably, overweight holding Energen weighed on returns as the natural gas and oil producer's share price slid 62% in the face of falling oil and natural gas prices.

Utilities Market Returns
For the six months ended December 31, 2008(1)

BROAD U.S. STOCK MARKET
S&P 500 Index                                                -28.48%
Nasdaq Composite Index                                       -30.87%

BROAD UTILITIES MARKET
Lipper Utility Fund Index                                    -29.68%
Russell 3000 Utilities Index                                 -21.56%

PRIMARY UTILITIES INDUSTRIES IN FUND BENCHMARK
Diversified Telecommunication Services                       -11.32%
Multi-Utilities                                              -16.99%
Electric Utilities                                           -23.35%
Gas Utilities                                                -30.64%
Wireless Telecommunication Services                          -62.26%

(1) Total returns for periods less than one year are not annualized.

Top Ten Holdings as of December 31, 2008
                                             % of net       % of net
                                           assets as of   assets as of
                                             12/31/08        6/30/08

Verizon Communications, Inc.                   4.9%           3.5%
AT&T, Inc.                                     4.7%           4.5%
Exelon Corp.                                   3.8%           4.0%
Southern Co.                                   3.4%           1.8%
Sempra Energy                                  3.2%           4.8%
Edison International                           3.1%           3.7%
Public Service Enterprise Group, Inc.          3.1%           3.5%
FPL Group, Inc.                                3.1%           2.6%
NSTAR                                          2.5%           1.6%
American Electric Power Co., Inc.              2.4%           1.9%

* Total returns for periods less than one year are not annualized.

------
5

Utilities

Stock selection among electric utilities also hurt relative performance. The group collectively declined as demand for electricity contracted during the period. In particular, an overweight stake in electric power provider Edison
International weighed on absolute and relative performance as the company suffered shrinking demand.

Effective stock selection and an overweight allocation to the multi-utilities group helped relative performance. Here, an overweight stake in
Massachusetts-based electric and natural gas utility NSTAR, in particular, benefited both absolute and relative performance.

TELECOMMUNICATIONS DELIVERED POOR RESULTS

The telecommunication services sector also hurt performance relative to the benchmark. An underweight allocation to the diversified telecommunication services industry detracted meaningfully from relative returns. In particular, significant underweight positions in relatively strong-performing AT&T and
Verizon Communications hurt relative performance.

An underweight allocation to the wireless telecommunication services industry benefited relative performance, as these stocks collectively declined 62% in the benchmark during the reporting period.

CONSUMER DISCRETIONARY DETRACTED

Within the consumer discretionary sector, the portfolio held an underweight allocation to the media sector, trimming relative returns. The portfolio sidestepped several benchmark constituents in the industry that logged positive results for the reporting period. Its one holding in the sector,
Comcast, was substantially underweight relative to the benchmark. This allocation weighed on relative performance, as Comcast's share price delivered positive results in the benchmark.

OUTLOOK

The Utilities Fund employs a structured, disciplined investment approach. The management team incorporates both growth and value measures into its stock selection process and attempts to balance the portfolio's risk and expected return.

The team has avoided water utilities, reflecting our belief that valuations in this area have been stretched. The portfolio has maintained overweight positions in independent power producers, multi-utilities, and gas utilities, as our quantitative process has identified opportunities in these areas.

Industry Breakdown as of December 31, 2008
                                                    % of net       % of net
                                                  assets as of   assets as of
                                                    12/31/08        6/30/08

Electric Utilities                                    30.1%          27.5%
Multi-Utilities                                       26.5%          25.5%
Integrated Telecommunication Services                 18.1%          15.1%
Gas Utilities                                         16.8%          16.3%
Independent Power Producers & Energy Traders          2.5%           6.3%
Communications Equipment                              1.4%           2.9%
Other Industries                                      3.5%           5.8%
Cash and Equivalents(1)                               1.1%           0.6%

(1) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Types of Investments in Portfolio
                                                    % of net        % of net
                                                  assets as of    assets as of
                                                    12/31/08        6/30/08

Domestic Common Stocks                               90.3%           87.0%
Foreign Common Stocks(2)                              8.6%           12.4%
TOTAL COMMON STOCKS                                  98.9%           99.4%
Temporary Cash Investments                            0.8%            0.4%
Other Assets and Liabilities(3)                       0.3%            0.2%

(2) Includes depositary shares, dual listed securities and foreign ordinary shares.

(3) Includes securities lending collateral and other assets and liabilities.

------
6

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century
Investments Brokerage accounts) registered under your Social Security number.
Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

------
7

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                  Beginning     Ending
                   Account      Account       Expenses Paid
                    Value        Value       During Period*       Annualized
                   7/1/08      12/31/08     7/1/08 - 12/31/08   Expense Ratio*

Actual             $1,000       $735.60           $3.02              0.69%

Hypothetical       $1,000      $1,021.73          $3.52              0.69%

* Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

SCHEDULE OF INVESTMENTS
Utilities

DECEMBER 31, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 98.9%

ALTERNATIVE CARRIERS -- 0.5%
       149,400  Premiere Global Services, Inc.(1)                      $ 1,286,334
                                                                      ------------
CABLE & SATELLITE -- 0.6%
        96,300  Comcast Corp., Class A                                   1,625,544
                                                                      ------------
COMMUNICATIONS EQUIPMENT -- 1.4%
        71,900  Nokia Oyj ADR                                            1,121,640
        65,900  QUALCOMM, Inc.                                           2,361,197
                                                                      ------------
                                                                         3,482,837
                                                                      ------------
ELECTRIC UTILITIES -- 30.1%
       184,040  American Electric Power Co., Inc.                        6,124,851
       222,304  Duke Energy Corp.                                        3,336,783
        51,900  E.ON AG ADR                                              2,114,925
       243,800  Edison International                                     7,830,856
       637,700  EDP- Energias de Portugal SA                             2,403,460
         3,300  EDP- Energias de Portugal SA ADR                           126,060
        66,300  Entergy Corp.                                            5,511,519
       171,200  Exelon Corp.                                             9,520,432
       125,700  FirstEnergy Corp.                                        6,106,506
       151,900  FPL Group, Inc.                                          7,645,127
       351,488  Iberdrola SA                                             3,263,636
         1,410  Iberdrola SA ADR                                            50,760
       155,700  Portland General Electric Co.                            3,031,479
       195,300  PPL Corp.                                                5,993,757
        53,200  Progress Energy, Inc.                                    2,120,020
       227,300  Southern Co.                                             8,410,100
        82,000  Westar Energy, Inc.                                      1,681,820
                                                                      ------------
                                                                        75,272,091
                                                                      ------------
ELECTRICAL COMPONENTS & EQUIPMENT -- 0.4%
       104,000  Renewable Energy Corp. AS(1)                               977,966
                                                                      ------------
GAS UTILITIES -- 16.8%
       151,100  AGL Resources, Inc.                                      4,736,985
        72,600  Atmos Energy Corp.                                       1,720,620
        99,900  Energen Corp.                                            2,930,067
        85,600  Laclede Group, Inc. (The)                                4,009,504
       120,000  National Fuel Gas Co.                                    3,759,600
       150,900  Nicor, Inc.                                              5,242,266
        94,400  Northwest Natural Gas Co.                                4,175,312
       206,800  ONEOK, Inc.                                              6,022,016
       113,400  Questar Corp.                                            3,707,046
       231,100  UGI Corp.                                                5,643,462
                                                                      ------------
                                                                        41,946,878
                                                                      ------------

Shares                                                                       Value

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 2.5%
        35,100  Constellation Energy Group, Inc.                         $ 880,659
       228,100  NRG Energy, Inc.(1)                                      5,321,573
                                                                      ------------
                                                                         6,202,232
                                                                      ------------
INTEGRATED TELECOMMUNICATION SERVICES -- 18.1%
       410,016  AT&T, Inc.                                              11,685,456
       115,800  CenturyTel, Inc.                                         3,164,814
        69,967  Embarq Corp.                                             2,516,014
        91,000  France Telecom SA ADR                                    2,554,370
       112,700  Koninklijke KPN NV                                       1,634,247
       726,100  Qwest Communications International, Inc.                 2,643,004
        33,500  Telefonica SA ADR                                        2,257,565
       143,600  Telefonos de Mexico SAB de CV ADR                        3,006,984
       364,799  Verizon Communications, Inc.                            12,366,686
       389,800  Windstream Corp.                                         3,586,160
                                                                      ------------
                                                                        45,415,300
                                                                      ------------
MULTI-UTILITIES -- 26.5%
       113,400  Alliant Energy Corp.                                     3,309,012
       422,400  CenterPoint Energy, Inc.                                 5,330,688
       148,500  Consolidated Edison, Inc.                                5,781,105
       160,412  Dominion Resources, Inc.                                 5,749,166
        70,700  DTE Energy Co.                                           2,521,869
       153,200  MDU Resources Group, Inc.                                3,306,056
       172,142  NSTAR                                                    6,281,462
       150,700  PG&E Corp.                                               5,833,597
       267,200  Public Service Enterprise Group, Inc.                    7,794,224
       149,100  Puget Energy, Inc.                                       4,065,957
        50,200  SCANA Corp.                                              1,787,120
       186,900  Sempra Energy                                            7,967,547
        75,900  Wisconsin Energy Corp.                                   3,186,282
       180,400  Xcel Energy, Inc.                                        3,346,420
                                                                      ------------
                                                                        66,260,505
                                                                      ------------
OIL & GAS STORAGE & TRANSPORTATION -- 1.0%
       178,000  Williams Cos., Inc. (The)                                2,577,440
                                                                      ------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.0%
        68,100  America Movil, SAB de CV ADR                             2,110,419
       254,042  Sprint Nextel Corp.(1)                                     464,897
                                                                      ------------
                                                                         2,575,316
                                                                      ------------
TOTAL COMMON STOCKS
(Cost $250,737,724)                                                    247,622,443
                                                                      ------------

------
9

Utilities
Shares                                                                       Value

Temporary Cash Investments -- 0.8%

        10,295  JPMorgan U.S. Treasury Plus Money Market Fund
                Agency Shares                                             $ 10,295

Repurchase Agreement, Credit Suisse First Boston, Inc.,
(collateralized by various U.S. Treasury obligations, 8.125%,
8/15/19, valued at $2,047,114), in a joint trading account at
0.02%, dated 12/31/08, due 1/2/09 (Delivery value $2,000,002)            2,000,000
                                                                      ------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $2,010,295)                                                        2,010,295
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 99.7%
(Cost $252,748,019)                                                    249,632,738
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 0.3%                                       650,842
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                            $250,283,580
                                                                      ============

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1) Non-income producing.

See Notes to Financial Statements.

------
10

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008 (UNAUDITED)

ASSETS

Investment securities, at value (cost of $252,748,019)                $249,632,738

Cash                                                                        32,607

Receivable for capital shares sold                                         201,993

Dividends and interest receivable                                          797,612
                                                                      ------------
                                                                       250,664,950
                                                                      ------------

LIABILITIES

Payable for capital shares redeemed                                        237,645

Accrued management fees                                                    143,725
                                                                      ------------
                                                                           381,370
                                                                      ------------

NET ASSETS                                                            $250,283,580
                                                                      ============

INVESTOR CLASS CAPITAL SHARES, $0.01 PAR VALUE

Authorized                                                             110,000,000
                                                                      ============
Shares outstanding                                                      19,905,632
                                                                      ============

NET ASSET VALUE PER SHARE                                                   $12.57
                                                                      ============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                               $259,438,295

Accumulated net investment loss                                           (11,148)

Accumulated net realized loss on investment
and foreign currency transactions                                      (6,028,289)

Net unrealized depreciation on investments
and translation of assets and liabilities
in foreign currencies                                                  (3,115,278)
                                                                      ------------
                                                                      $250,283,580
                                                                      ============

See Notes to Financial Statements.

------
11

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED)

INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes withheld of $37,933)                   $ 5,502,808

Interest                                                                     7,331

Securities lending, net                                                     47,360
                                                                    --------------
                                                                         5,557,499
                                                                    --------------

EXPENSES:

Management fees                                                          1,024,875

Directors' fees and expenses                                                 6,353

Other expenses                                                                 532
                                                                    --------------
                                                                         1,031,760
                                                                    --------------

NET INVESTMENT INCOME (LOSS)                                             4,525,739
                                                                    --------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on investment
and foreign currency transactions                                      (4,773,974)

Change in net unrealized appreciation (depreciation)
on investments and translation of assets and liabilities
in foreign currencies                                                 (97,839,599)
                                                                    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                              (102,613,573)
                                                                    --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                                     $ (98,087,834)
                                                                    ==============

See Notes to Financial Statements.

------
12

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED) AND YEAR ENDED JUNE 30, 2008

Increase (Decrease) in Net Assets                December 31, 2008   June 30, 2008

OPERATIONS

Net investment income (loss)                           $ 4,525,739     $ 9,708,255

Net realized gain (loss)                               (4,773,974)      13,615,778

Change in net unrealized appreciation
(depreciation)                                        (97,839,599)    (31,770,866)
                                                     -------------   -------------
Net increase (decrease) in net assets
resulting from operations                             (98,087,834)     (8,446,833)

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                                        (5,991,846)     (8,813,433)

 Advisor Class                                                  --        (28,082)
                                                     -------------   -------------
Decrease in net assets
from distributions                                     (5,991,846)     (8,841,515)
                                                     -------------   -------------
CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in
net assets from capital
share transactions                                    (32,706,502)   (105,206,335)
                                                     -------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS                (136,786,182)   (122,494,683)

NET ASSETS

Beginning of period                                    387,069,762     509,564,445
                                                     -------------   -------------
End of period                                        $ 250,283,580   $ 387,069,762
                                                     =============   =============

Accumulated undistributed
net investment income (loss)                             $(11,148)      $1,454,959
                                                     =============   =============

See Notes to Financial Statements.

------
13

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Utilities Fund (the fund)
is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek current income and long-term growth of capital and income. The fund invests at least 80% of its assets in equity securities of companies engaged in the utilities industry. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the
Statement of Operations. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. For assets and liabilities, other than investments in securities, net realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation
(depreciation) on investments, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

------
14

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. The fund is no longer subject to examination by tax authorities for years prior to 2005. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Accordingly, no provision has been made for federal or state income taxes. Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------
15

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an
Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the Investor Class for the six months ended December 31,
2008 was 0.69%.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century Investment Services (ACIS), and the
corporation's transfer agent, American Century Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P Morgan Investment Management, Inc. (JPMIM). JPMIM is a
wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The fund has a securities lending agreement with JPMorgan
Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2008, were $24,700,142 and
$59,375,237, respectively.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                                  Six months ended                        Year ended
                                 December 31, 2008                     June 30, 2008

                            Shares          Amount          Shares            Amount

INVESTOR
CLASS/
SHARES
AUTHORIZED             110,000,000                     110,000,000
                       ===========                    ============
Sold                       924,404    $ 12,598,223       5,339,247       $97,205,003

Issued in
connection
with
reclassification
(Note 11)                       --              --         354,995         6,715,085

Issued in
reinvestment
of distributions           417,702       5,650,888         462,703         8,277,019

Redeemed               (3,604,515)    (50,955,613)    (11,820,503)     (209,652,155)
                       -----------   -------------    ------------    --------------
                       (2,262,409)    (32,706,502)     (5,663,558)      (97,455,048)
                       -----------   -------------    ------------    --------------
ADVISOR
CLASS/
SHARES
AUTHORIZED                     N/A                             N/A
                       ===========                    ============
Sold                                                        44,532           818,547

Issued in
reinvestment
of distributions                                             1,578            27,833

Redeemed in
connection
with
reclassification
(Note 11)                                                (354,995)       (6,715,085)

Redeemed                                                 (105,424)       (1,882,582)
                                                      ------------    --------------
                                                         (414,309)       (7,751,287)
                                                      ------------    --------------
Net increase
(decrease)             (2,262,409)   $(32,706,502)     (6,077,867)    $(105,206,335)
                       ===========   =============    ============    ==============

------
16

5. SECURITIES LENDING

As of December 31, 2008, the fund did not have any securities on loan. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited. Investments made with cash collateral may decline in value.

6. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as a fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the funds' securities as of December 31, 2008:

                                                         Value of Investment
Valuation Inputs                                              Securities

Level 1 - Quoted Prices                                      $239,353,429

Level 2 - Other Significant Observable Inputs                 10,279,309

Level 3 - Significant Unobservable Inputs                         --
                                                          ------------------
                                                             $249,632,738
                                                          ==================

7. BANK LINE OF CREDIT

The fund, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the fund to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement, were subject to interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended December 31,
2008.

8. INTERFUND LENDING

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC).
This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund's investment policies and borrowing and lending limits.
The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates.
Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended December 31, 2008, the fund did not utilize the program.

------
17

9. RISK FACTORS

The fund concentrates its investments in a narrow segment of the total market.
Because of this, the fund may be subject to greater risk and market fluctuations than a portfolio representing a broader range of industries.

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.

10. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                           $253,496,820
                                                          ============
Gross tax appreciation of investments                     $ 31,015,653

Gross tax depreciation of investments                     (34,879,735)
                                                          ------------
Net tax appreciation (depreciation) of investments        $(3,864,082)
                                                          ============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2008, the fund had accumulated capital losses of $(492,967), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers expire in 2011.

11. CORPORATE EVENT

On July 27, 2007, the Advisor Class shareholders of the fund approved a reclassification of Advisor Class shares into Investor Class shares. The change was approved by the Board of Directors on December 8, 2006. The reclassification was effective on December 3, 2007.

12. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

------
18

FINANCIAL HIGHLIGHTS
Utilities

Investor Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                        2008(1)         2008     2007(2)        2006       2005        2004        2003

PER-SHARE DATA

Net Asset Value,
Beginning of
Period                   $17.46       $18.04      $16.30      $13.40     $12.08      $10.02       $8.31
                      ---------    ---------    --------    --------   --------    --------    --------
Income
From
Investment
Operations

 Net
 Investment
 Income
 (Loss)(3)                 0.22         0.39        0.20        0.38       0.40        0.30        0.25

 Net
 Realized
 and
 Unrealized
 Gain
 (Loss)                  (4.82)       (0.61)        1.70        2.92       1.32        2.05        1.71
                      ---------    ---------    --------    --------   --------    --------    --------
 Total
 From
 Investment
 Operations              (4.60)       (0.22)        1.90        3.30       1.72        2.35        1.96
                      ---------    ---------    --------    --------   --------    --------    --------
Distributions

 From Net
 Investment
 Income                  (0.29)       (0.36)      (0.16)      (0.40)     (0.40)      (0.29)      (0.25)
                      ---------    ---------    --------    --------   --------    --------    --------
Net Asset
Value,
End of
Period                   $12.57       $17.46      $18.04      $16.30     $13.40      $12.08      $10.02
                      =========    =========    ========    ========   ========    ========    ========

TOTAL RETURN(4)        (26.44)%      (1.26)%      11.71%      24.99%     14.30%      23.81%      23.96%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses
to Average
Net Assets             0.69%(5)        0.68%    0.67%(5)       0.68%      0.67%       0.68%       0.69%

Ratio of
Net
Investment
Income
(Loss) to
Average
Net Assets             3.04%(5)        2.16%    2.30%(5)       2.62%      3.09%       2.79%       2.85%

Portfolio
Turnover
Rate                         8%          19%         20%         45%        21%         31%         34%

Net Assets,
End of
Period
(in
thousands)             $250,284     $387,070    $502,099    $336,672   $292,575    $194,505    $143,403

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(5) Annualized.

See Notes to Financial Statements.

------
19

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain
403(b), 457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.

------
20

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not an investment products available for purchase.

The LIPPER UTILITY FUND INDEX tracks the performance of the 10 largest funds in Lipper Inc.'s utilities fund category. Each fund in the category is at least 65% invested in utilities stocks.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 3000® INDEX measures the performance of the 3,000 largest U.S.
companies based on total market capitalization, which represents approximately
98% of the investable U.S. equity market.

The RUSSELL 3000® UTILITIES INDEX, a sub-index of the Russell 3000 Index, is a capitalization weighted index of companies in industries heavily affected by government regulation, including among others, basic public service providers
(electricity, gas and water), telecommunication services, and oil and gas companies.

------
21

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

------
22

NOTES

------
23

NOTES

------
24

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . .            1-800-345-8765

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AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0902
CL-SAN-64101N

[front cover]

SEMIANNUAL REPORT
DECEMBER 31, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

LONG-SHORT MARKET NEUTRAL FUND

PRESIDENT'S LETTER

JONATHAN THOMAS

[photo of Jonathan Thomas]

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended
December 31, 2008. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I'd like to provide my perspective on how we have managed--and continue to manage--your investments in these uncertain times.

As a company, American Century Investments® is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and--through its disciplined processes and teamwork--helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we've demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We've stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

/s/ Jonathan Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . .      2

LONG-SHORT MARKET NEUTRAL FUND

FINANCIAL STATEMENTS

OTHER INFORMATION

     Additional Information. . . . . . . . . . . . . . . . . . . . . . . .     37
     Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . .     38

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments'
knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of chief investment officer]

By John Schniedwind, Chief Investment Officer, Quantitative Equity

STOCKS CAPSIZED BY PERFECT STORM

The U.S. stock market suffered one of the worst declines in its history during the final six months of 2008. The steep losses in the equity market were driven by a confluence of factors--a liquidity crisis in the credit markets, a loss of confidence in banks and other financial institutions, and a significant consumer-led economic downturn.

The U.S. economy, which has been in recession since December 2007, weakened further in the last half of 2008. The economy shed more than two million jobs during the six-month period as the unemployment rate rose to its highest level since 1992. Retail sales fell by more than 10%, while the housing market saw a surge in mortgage delinquencies and foreclosures.

Further troubles in the mortgage market contributed to a worsening credit crunch and growing losses for many financial companies. The breaking point occurred in September, when brokerage firm Lehman Brothers filed for bankruptcy, unleashing a torrent of takeovers and bailouts of struggling financial companies. The federal government acted quickly to provide cash infusions and other measures designed to restore liquidity and prevent a complete breakdown in the financial system.

The bulk of the stock market's sharp decline occurred between September and
November, during the worst of the financial sector's difficulties. Stocks managed a modest rebound over the last six weeks of the period as investors looked ahead hopefully to 2009.

SMALL-CAP AND VALUE HELD UP BEST

Although stocks fell by more than 25% across the board for the last six months of 2008, small-cap issues held up the best (see the accompanying table). In addition, value shares outperformed growth stocks by a wide margin across all market capitalizations.

Every sector of the market declined during the six-month period, led by energy and materials. Both sectors were hit hard by a substantial drop in commodity prices as economic activity waned. Financials also posted significant losses.
The two most defensive sectors of the market, consumer staples and health care, generated the smallest declines.

U.S. Stock Index Returns*
For the 6 months ended December 31, 2008

RUSSELL 1000 INDEX (LARGE-CAP)       -29.73%
Russell 1000 Value Index             -26.93%
Russell 1000 Growth Index            -32.31%

RUSSELL MIDCAP INDEX                 -36.67%
Russell Midcap Value Index           -32.67%
Russell Midcap Growth Index          -40.26%

RUSSELL 2000 INDEX (SMALL-CAP)       -26.94%
Russell 2000 Value Index             -21.17%
Russell 2000 Growth Index            -32.51%

* Total returns for periods less than one year are not annualized.

------
2

PERFORMANCE
Long-Short Market Neutral

Total Returns as of December 31, 2008
                                                            Average
                                                        Annual Returns
                                                             Since        Inception
                                6 months(1)   1 year       Inception         Date

INVESTOR CLASS                    -1.92%      -2.55%         3.00%         9/30/05

CITIGROUP 3-MONTH TREASURY
BILL INDEX                         0.68%      1.80%          3.75%            --

Institutional Class               -1.74%      -2.27%         3.25%         9/30/05

A Class
 No sales charge*                 -2.02%      -2.91%         2.77%
 With sales charge*               -7.62%      -8.49%         0.92%         9/30/05

B Class
 No sales charge*                 -2.42%      -3.49%         2.00%
 With sales charge*               -7.42%      -7.49%         1.11%         9/30/05

C Class
 No sales charge*                 -2.33%      -3.49%         2.00%
 With sales charge*               -3.30%      -3.49%         2.00%         9/30/05

R Class                           -2.12%      -3.01%         2.51%         9/30/05

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund's investment process may produce high portfolio turnover and high short-term capital gains distributions. In addition, its investment approach may involve higher volatility, short sales risk and overweighting risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Long-Short Market Neutral

Growth of $10,000 Over Life of Class

$10,000 investment made September 30, 2005

One-Year Returns Over Life of Class
Periods ended December 31
                                            2005*    2006   2007    2008

Investor Class                             -0.30%   5.08%   7.85%  -2.55%

Citigroup 3-Month Treasury Bill Index       0.91%   4.76%   4.74%   1.80%

* From 9/30/05, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. The fund's investment process may produce high portfolio turnover and high short-term capital gains distributions. In addition, its investment approach may involve higher volatility, short sales risk and overweighting risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

PORTFOLIO COMMENTARY
Long-Short Market Neutral

Portfolio Managers: Kurt Borgwardt, Claudia Musat, and Zili Zhang

PERFORMANCE SUMMARY

Long-Short Market Neutral returned -1.92%* for the six months ended December
31, 2008, compared with the 0.68% return of its benchmark, the Citigroup
3-Month Treasury Bill Index, and the -29.73%** return of the Russell 1000
Index, a large-cap stock index used as a performance measure for the portfolio's long component.

Long-Short is designed to generate positive returns in all market environments, regardless of general stock market performance, so the fund uses a riskless asset-- the three-month Treasury bill--as its benchmark. Although the last six months featured one of the most tumultuous market environments in the history of the stock market, the fund comfortably outperformed the 25-30%
declines in the broad stock indices, but its slightly negative return failed to keep pace with modest advance of its benchmark.

LONG POSITIONS TRACKED THE MARKET

The fund's long positions performed in line with the broad Russell 1000 Index for the six months. By far, the portfolio's holdings in the financials sector provided the biggest boost to performance compared with the index, thanks to a combination of favorable stock selection and an underweight position in the sector.

The most important factor was avoiding or underweighting some of the worst performers in the sector. Notable examples included avoiding financial services giant Citigroup and insurer American International Group, along with underweighting Bank of America. Several of the portfolio's financial stocks also posted positive returns, such as property and casualty insurers Platinum
Underwriters Holdings and Validus Holdings, both of which are well-capitalized companies that stand to benefit from improved pricing in the reinsurance market.

The information technology and materials sectors detracted the most from relative results in the long portion of the portfolio. In the technology sector, electrical equipment manufacturer GrafTech International, which provides graphite electrodes to the steel industry, declined sharply as the global economic downturn led to falling demand for steel. Falling demand for steel, particularly from the auto industry, also weighed on steelmaker AK
Steel, the most significant detractor in the materials sector.

Types of Investments in Portfolio
                                  % of net       % of net
                                assets as of   assets as of
                                  12/31/08        6/30/08

Common Stocks                       97.5%          91.1%
Securities Sold Short              (98.5)%        (88.5)%
Temporary Cash Investments          8.2%           6.1%

* All fund returns referenced in this commentary are for Investor Class shares. Total returns for periods less than one year are not annualized.

** As of December 31, 2008, the Russell 1000 Index's one-year return was
-37.60%, and its average annual return since the fund's inception was -7.42%.

  Data provided by Lipper Inc. -- A Reuters Company. ©2009 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

------
5

Long-Short Market Neutral

SHORT POSITIONS UNDERPERFORMED

Given the sharp decline in the overall stock market, it's not surprising that the portfolio's short positions posted very strong returns for the six-month period. However, the short portion of the portfolio underperformed the return from shorting the entire Russell 1000 Index.

Ironically, the key behind the underperformance was stock selection in one of the worst-performing sectors of the index--financials. Just as avoiding the worst performers in this sector added value in the long portion of the portfolio, failing to short some of the worst performers detracted from results in the short portion. However, other short positions in the financial sector also hurt results, such as title insurer First American, which benefited from a boom in mortgage and refinancing applications as mortgage rates fell.

On the positive side, short positions in the energy and health care sectors contributed favorably to performance. The top contributors were PAREXEL
International, which performs clinical research for biotechnology and pharmaceutical firms, and energy producer Ultra Petroleum. PAREXEL fell amid concerns that capital constraints in the biotech industry would result in fewer clinical trials, while sharp declines in the prices of oil and natural gas led to a similar drop in Ultra Petroleum's stock price.

A LOOK AHEAD

The current crisis--driven by frozen credit markets, a loss of confidence in the financial sector, and a consumer-led recession--is likely to remain in place as we move through the first half of 2009. However, volatile market conditions provide many opportunities to capture value, both on the long and short sides of the portfolio. More importantly, we are taking advantage of the challenging market environment to learn, adapt, and innovate as we constantly look for ways to fine-tune our investment process for the long-term benefit of our shareholders.

Top Ten Long Holdings as of December 31, 2008
                                         % of net       % of net
                                       assets as of   assets as of
                                         12/31/08        6/30/08

Talisman Energy, Inc.                      0.8%           0.1%
Occidental Petroleum Corp.                 0.8%           0.1%
United States Cellular Corp.               0.8%            --
Choice Hotels International, Inc.          0.8%           0.6%
American Financial Group, Inc.             0.8%           0.1%
Flowserve Corp.                            0.8%           0.2%
WMS Industries, Inc.                       0.8%           0.1%
NRG Energy, Inc.                           0.8%            --
Sunoco, Inc.                               0.8%           0.3%
Principal Financial Group, Inc.            0.8%            --

Top Ten Short Holdings as of December 31, 2008
                                         % of net        % of net
                                       assets as of    assets as of
                                         12/31/08        6/30/08

Legg Mason, Inc.                          (0.7)%            --
Seaboard Corp.                            (0.7)%          (0.1)%
Carnival Corp.                            (0.7)%            --
Covance, Inc.                             (0.7)%          (0.7)%
Ingersoll-Rand Co. Ltd., Class A          (0.7)%            --
McKesson Corp.                            (0.6)%            --
Equitable Resources, Inc.                 (0.6)%            --
CONSOL Energy, Inc.                       (0.6)%            --
VCA Antech, Inc.                          (0.6)%            --
Quanta Services, Inc.                     (0.6)%            --

------
6

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
7

                                                    Expenses Paid
                      Beginning        Ending       During Period*    Annualized
                       Account     Account Value       7/1/08 -         Expense
                    Value 7/1/08      12/31/08         12/31/08         Ratio*
ACTUAL

Investor Class         $1,000         $980.80           $17.22           3.45%

Institutional
Class                  $1,000         $982.60           $16.24           3.25%

A Class                $1,000         $979.80           $18.46           3.70%

B Class                $1,000         $975.80           $22.16           4.45%

C Class                $1,000         $976.70           $22.17           4.45%

R Class                $1,000         $978.80           $19.70           3.95%

HYPOTHETICAL

Investor Class         $1,000        $1,007.81          $17.46           3.45%

Institutional
Class                  $1,000        $1,008.82          $16.46           3.25%

A Class                $1,000        $1,006.55          $18.71           3.70%

B Class                $1,000        $1,002.77          $22.46           4.45%

C Class                $1,000        $1,002.77          $22.46           4.45%

R Class                $1,000        $1,005.29          $19.97           3.95%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

SCHEDULE OF INVESTMENTS
Long-Short Market Neutral

DECEMBER 31, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks(1) -- 97.5%

AEROSPACE & DEFENSE -- 1.6%
          25,490  General Dynamics Corp.                               $ 1,467,969
          36,050  Goodrich Corp.                                         1,334,571
           1,587  L-3 Communications Holdings, Inc.                        117,089
           5,155  Northrop Grumman Corp.                                   232,181
           5,966  Raytheon Co.                                             304,505
                                                                    --------------
                                                                         3,456,315
                                                                    --------------
AIRLINES -- 1.1%
          50,936  SkyWest, Inc.                                            947,410
         160,300  Southwest Airlines Co.                                 1,381,786
                                                                    --------------
                                                                         2,329,196
                                                                    --------------
AUTO COMPONENTS -- 0.1%
           6,299  Autoliv, Inc.                                            135,177
           7,139  Johnson Controls, Inc.                                   129,644
                                                                    --------------
                                                                           264,821
                                                                    --------------
AUTOMOBILES(2)
          18,240  Ford Motor Co.(3)                                         41,770
                                                                    --------------
BEVERAGES -- 0.2%
           2,662  Brown-Forman Corp., Class B                              137,066
          11,162  Constellation Brands, Inc., Class A(3)                   176,025
           9,955  PepsiAmericas, Inc.                                      202,684
                                                                    --------------
                                                                           515,775
                                                                    --------------
BIOTECHNOLOGY -- 2.5%
          17,925  Alkermes, Inc.(3)                                        190,901
          18,716  Alnylam Pharmaceuticals, Inc.(3)                         462,847
           9,367  Amgen, Inc.(3)                                           540,944
          10,201  Biogen Idec, Inc.(3)                                     485,874
           8,290  Celgene Corp.(3)                                         458,271
           6,636  Cephalon, Inc.(3)                                        511,237
          21,099  Cubist Pharmaceuticals, Inc.(3)                          509,752
          40,694  Isis Pharmaceuticals, Inc.(3)                            577,041
           8,706  Martek Biosciences Corp                                  263,879
           6,544  Myriad Genetics, Inc.(3)                                 433,605
           2,790  OSI Pharmaceuticals, Inc.(3)                             108,950
          72,184  PDL BioPharma, Inc.                                      446,105
          20,501  Regeneron Pharmaceuticals, Inc.(3)                       376,398
                                                                    --------------
                                                                         5,365,804
                                                                    --------------
BUILDING PRODUCTS -- 0.9%
          67,784  Armstrong World Industries, Inc.                       1,465,491

Shares                                                                       Value

          15,498  Lennox International, Inc.                              $500,430
                                                                    --------------
                                                                         1,965,921
                                                                    --------------
CAPITAL MARKETS -- 1.8%
          23,652  Federated Investors, Inc., Class B                       401,138
          80,350  GFI Group, Inc.                                          284,439
           8,703  Investment Technology Group, Inc.(3)                     197,732
          82,915  Knight Capital Group, Inc., Class A(3)                 1,339,077
           4,358  Northern Trust Corp.                                     227,226
          58,430  optionsXpress Holdings, Inc.                             780,625
          25,122  Raymond James Financial, Inc.                            430,340
           4,534  Riskmetrics Group, Inc.(3)                                67,511
           7,742  TD Ameritrade Holding Corp.(3)                           110,324
                                                                    --------------
                                                                         3,838,412
                                                                    --------------
CHEMICALS -- 0.7%
          23,072  Ashland, Inc.                                            242,487
          10,226  CF Industries Holdings, Inc.                             502,711
           8,684  FMC Corp.                                                388,435
          10,755  Lubrizol Corp.                                           391,374
           1,866  Minerals Technologies, Inc.                               76,319
                                                                    --------------
                                                                         1,601,326
                                                                    --------------
COMMERCIAL BANKS -- 1.6%
          10,671  Hampton Roads Bankshares, Inc.                            92,518
           5,058  International Bancshares Corp.                           110,416
          16,607  Old National Bancorp.                                    301,583
          44,681  Royal Bank of Canada                                   1,325,238
           3,026  SVB Financial Group(3)                                    79,372
           2,462  UMB Financial Corp.                                      120,983
          50,337  Wells Fargo & Co.                                      1,483,935
                                                                    --------------
                                                                         3,514,045
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- 2.0%
          49,137  Brink's Co. (The)                                      1,320,803
          54,189  Covanta Holding Corp.(3)                               1,189,990
          23,354  Pitney Bowes, Inc.                                       595,060
           8,178  Republic Services, Inc.                                  202,733
          30,339  Waste Management, Inc.                                 1,005,434
                                                                    --------------
                                                                         4,314,020
                                                                    --------------
COMMUNICATIONS EQUIPMENT -- 1.9%
         102,254  3Com Corp.(3)                                            233,139
          66,504  Arris Group, Inc.(3)                                     528,707
          51,650  Emulex Corp.(3)                                          360,517
           4,670  Harris Corp.                                             177,694
          61,597  JDS Uniphase Corp.(3)                                    224,829

------
9

Long-Short Market Neutral

Shares                                                                       Value

           9,313  Juniper Networks, Inc.(3)                               $163,071
          34,570  Plantronics, Inc.                                        456,324
          26,636  Starent Networks Corp.(3)                                317,767
           5,195  Tekelec(3)                                                69,301
         356,426  Tellabs, Inc.(3)                                       1,468,475
                                                                    --------------
                                                                         3,999,824
                                                                    --------------
COMPUTERS & PERIPHERALS -- 2.0%
          23,405  EMC Corp.(3)                                             245,050
           7,072  Hewlett-Packard Co.                                      256,643
          51,303  Lexmark International, Inc., Class A(3)                1,380,052
          55,114  QLogic Corp.(3)                                          740,732
          80,827  Teradata Corp.(3)                                      1,198,664
          37,803  Western Digital Corp.(3)                                 432,844
                                                                    --------------
                                                                         4,253,985
                                                                    --------------
CONSTRUCTION & ENGINEERING -- 2.7%
          51,915  Chicago Bridge & Iron Co. New York Shares                521,746
          49,692  EMCOR Group, Inc.(3)                                   1,114,592
          28,600  Fluor Corp.                                            1,283,282
          22,913  Foster Wheeler Ltd.(3)                                   535,706
          69,781  Shaw Group, Inc. (The)(3)                              1,428,416
          22,114  URS Corp.(3)                                             901,588
                                                                    --------------
                                                                         5,785,330
                                                                    --------------
CONSUMER FINANCE -- 1.1%
          10,736  Capital One Financial Corp.                              342,371
          31,050  Cash America International, Inc.                         849,218
         127,513  Discover Financial Services                            1,215,198
                                                                    --------------
                                                                         2,406,787
                                                                    --------------
CONTAINERS & PACKAGING -- 1.3%
           3,378  Greif, Inc., Class A                                     112,927
          36,173  Owens-Illinois, Inc.(3)                                  988,608
          27,677  Rock-Tenn Co., Class A                                   946,000
          32,940  Sonoco Products Co.                                      762,890
                                                                    --------------
                                                                         2,810,425
                                                                    --------------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
           6,535  H&R Block, Inc.                                          148,475
           2,559  ITT Educational Services, Inc.(3)                        243,054
           8,111  Weight Watchers International, Inc.                      238,626
                                                                    --------------
                                                                           630,155
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- 0.4%
           1,019  CME Group, Inc.                                          212,064
           5,402  IntercontinentalExchange, Inc.(3)                        445,341
           5,466  McGraw-Hill Cos., Inc. (The)                             126,757
                                                                    --------------
                                                                           784,162
                                                                    --------------

Shares                                                                       Value

DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.3%
          43,547  CenturyTel, Inc.                                     $ 1,190,140
           5,223  Embarq Corp.                                             187,819
          16,730  NTELOS Holdings Corp.                                    412,562
         249,171  Qwest Communications International, Inc.                 906,982
                                                                    --------------
                                                                         2,697,503
                                                                    --------------
ELECTRIC UTILITIES -- 0.7%
           4,411  American Electric Power Co., Inc.                        146,798
           5,319  Edison International                                     170,846
           1,813  Entergy Corp.                                            150,715
           2,655  FirstEnergy Corp.                                        128,980
           3,333  FPL Group, Inc.                                          167,750
           4,338  Hawaiian Electric Industries, Inc.                        96,043
          16,818  NV Energy, Inc.                                          166,330
          16,992  Pepco Holdings, Inc.                                     301,778
           2,733  Progress Energy, Inc.                                    108,910
           4,165  Southern Co.                                             154,105
                                                                    --------------
                                                                         1,592,255
                                                                    --------------
ELECTRICAL EQUIPMENT -- 1.2%
          30,459  Acuity Brands, Inc.                                    1,063,323
           7,814  AO Smith Corp.                                           230,669
          19,019  Brady Corp., Class A                                     455,505
          10,591  Emerson Electric Co.                                     387,737
          37,724  GrafTech International Ltd.(3)                           313,864
           5,865  Hubbell, Inc., Class B                                   191,668
                                                                    --------------
                                                                         2,642,766
                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.3%
           7,023  Agilent Technologies, Inc.(3)                            109,769
           5,376  Benchmark Electronics, Inc.(3)                            68,652
         150,412  Celestica, Inc.(3)                                       693,399
          71,976  Cogent, Inc.(3)                                          976,715
           8,064  Dolby Laboratories, Inc., Class A(3)                     264,177
          12,113  Ingram Micro, Inc., Class A(3)                           162,193
          11,686  Trimble Navigation Ltd.(3)                               252,534
          95,138  Vishay Intertechnology, Inc.(3)                          325,372
                                                                    --------------
                                                                         2,852,811
                                                                    --------------
ENERGY EQUIPMENT & SERVICES -- 2.1%
          24,410  Basic Energy Services, Inc.(3)                           318,306
          16,126  Dresser-Rand Group, Inc.(3)                              278,174
           4,133  ENSCO International, Inc.                                117,336
           4,402  FMC Technologies, Inc.(3)                                104,900
          55,960  National Oilwell Varco, Inc.(3)                        1,367,662
           7,060  Noble Corp.                                              155,955
          50,961  Oil States International, Inc.(3)                        952,461

------
10

Long-Short Market Neutral

Shares                                                                       Value

          49,828  Patterson-UTI Energy, Inc.                              $573,520
           2,515  Precision Drilling Trust                                  21,098
           9,243  Superior Energy Services, Inc.(3)                        147,241
          16,172  Unit Corp.(3)                                            432,116
           9,723  Willbros Group, Inc.(3)                                   82,354
                                                                    --------------
                                                                         4,551,123
                                                                    --------------
FOOD & STAPLES RETAILING -- 1.7%
          30,769  BJ's Wholesale Club, Inc.(3)                           1,054,146
          12,450  Casey's General Stores, Inc.                             283,487
          27,026  Kroger Co. (The)                                         713,757
          68,396  Safeway, Inc.                                          1,625,772
                                                                    --------------
                                                                         3,677,162
                                                                    --------------
FOOD PRODUCTS -- 1.2%
          19,180  Archer-Daniels-Midland Co.                               552,959
           9,530  Corn Products International, Inc.                        274,941
          14,705  Del Monte Foods Co.                                      104,994
           6,453  Fresh Del Monte Produce, Inc.(3)                         144,676
           4,964  General Mills, Inc.                                      301,563
           4,323  H.J. Heinz Co.                                           162,545
          30,332  Hershey Co. (The)                                      1,053,733
           1,511  J.M. Smucker Co. (The)                                    65,517
                                                                    --------------
                                                                         2,660,928
                                                                    --------------
GAS UTILITIES -- 0.6%
          41,105  Piedmont Natural Gas Co., Inc.                         1,301,795
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.3%
          19,455  Advanced Medical Optics, Inc.(3)                         128,598
          13,529  American Medical Systems Holdings, Inc.(3)               121,626
           3,984  Becton, Dickinson & Co.                                  272,466
          78,367  Boston Scientific Corp.(3)                               606,561
           1,603  C.R. Bard, Inc.                                          135,069
           3,229  Edwards Lifesciences Corp(3)                             177,434
          79,823  ev3, Inc.(3)                                             486,920
          10,732  Gen-Probe, Inc.(3)                                       459,759
          56,747  Hill-Rom Holdings, Inc.                                  934,055
           2,562  Mettler Toledo International, Inc.(3)                    172,679
           7,735  Sirona Dental Systems, Inc.(3)                            81,218
          28,984  St. Jude Medical, Inc.(3)                                955,312
          47,154  STERIS Corp.                                           1,126,508
          23,524  Thoratec Corp.(3)                                        764,295
          21,637  Varian Medical Systems, Inc.(3)                          758,160
                                                                    --------------
                                                                         7,180,660
                                                                    --------------

Shares                                                                       Value

HEALTH CARE PROVIDERS & SERVICES -- 3.7%
           4,505  Aetna, Inc.                                             $128,393
          16,967  AMERIGROUP Corp.(3)                                      500,866
          30,182  Centene Corp.(3)                                         594,887
           5,211  CIGNA Corp.                                               87,805
          19,053  Express Scripts, Inc.(3)                               1,047,534
          65,789  Healthsouth Corp.(3)                                     721,047
          40,731  Magellan Health Services, Inc.(3)                      1,595,026
          48,951  Omnicare, Inc.                                         1,358,880
          35,886  Owens & Minor, Inc.                                    1,351,108
          10,922  Quest Diagnostics, Inc.                                  566,961
           3,401  WellPoint, Inc.(3)                                       143,284
                                                                    --------------
                                                                         8,095,791
                                                                    --------------
HEALTH CARE TECHNOLOGY -- 0.2%
          21,578  IMS Health, Inc.                                         327,122
                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- 1.7%
          57,999  Choice Hotels International, Inc.                      1,743,449
           2,550  McDonald's Corp.                                         158,585
           2,929  Panera Bread Co., Class A(3)                             153,011
          61,942  WMS Industries, Inc.(3)                                1,666,240
                                                                    --------------
                                                                         3,721,285
                                                                    --------------
HOUSEHOLD DURABLES -- 0.7%
          33,951  Centex Corp.                                             361,239
          29,652  Harman International Industries, Inc.                    496,078
             884  NVR, Inc.(3)                                             403,325
          14,159  Tupperware Brands Corp.                                  321,409
                                                                    --------------
                                                                         1,582,051
                                                                    --------------
HOUSEHOLD PRODUCTS -- 0.2%
           4,284  Church & Dwight Co., Inc.                                240,418
           3,956  Clorox Co.                                               219,795
                                                                    --------------
                                                                           460,213
                                                                    --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.7%
          20,129  AES Corp. (The)(3)                                       165,863
          84,087  Mirant Corp.(3)                                        1,586,722
          70,559  NRG Energy, Inc.(3)                                    1,646,141
          55,737  Reliant Energy, Inc.(3)                                  322,160
                                                                    --------------
                                                                         3,720,886
                                                                    --------------
INDUSTRIAL CONGLOMERATES -- 0.1%
           5,091  3M Co.                                                   292,936
                                                                    --------------
INSURANCE -- 6.0%
           8,131  ACE Ltd.                                                 430,293
          33,050  Allied World Assurance Co. Holdings Ltd.               1,341,830

------
11

Long-Short Market Neutral

Shares                                                                       Value

          75,345  American Financial Group, Inc.                       $ 1,723,893
           1,812  Arch Capital Group Ltd.(3)                               127,021
          61,363  Aspen Insurance Holdings Ltd.                          1,488,053
          27,861  Axis Capital Holdings Ltd.                               811,312
          35,142  Endurance Specialty Holdings Ltd.                      1,072,885
          76,760  Genworth Financial, Inc., Class A                        217,231
           2,992  Navigators Group, Inc. (The)(3)                          164,291
          29,154  Odyssey Re Holdings Corp.                              1,510,469
          40,023  Platinum Underwriters Holdings Ltd.                    1,444,030
          72,506  Principal Financial Group, Inc.                        1,636,459
          17,216  Travelers Cos., Inc. (The)                               778,163
           9,138  WR Berkley Corp.                                         283,278
                                                                    --------------
                                                                        13,029,208
                                                                    --------------
INTERNET & CATALOG RETAIL -- 0.5%
          38,417  NetFlix, Inc.(3)                                       1,148,284
                                                                    --------------
INTERNET SOFTWARE & SERVICES -- 1.1%
          71,180  EarthLink, Inc.(3)                                       481,177
          87,355  IAC/InterActiveCorp(3)                                 1,374,095
           7,080  Open Text Corp.(3)                                       213,320
          36,905  United Online, Inc.                                      224,013
                                                                    --------------
                                                                         2,292,605
                                                                    --------------
IT SERVICES -- 4.8%
          46,572  Accenture Ltd., Class A                                1,527,096
          13,944  Acxiom Corp.                                             113,086
          21,674  Alliance Data Systems Corp.(3)                         1,008,491
          84,638  CGI Group, Inc., Class A(3)                              660,176
          23,178  Computer Sciences Corp.(3)                               814,475
          86,331  Gartner, Inc.(3)                                       1,539,282
           9,537  Genpact Ltd.(3)                                           78,394
          39,666  Global Payments, Inc.                                  1,300,648
          47,292  Hewitt Associates, Inc., Class A(3)                    1,342,147
           8,049  International Business Machines Corp.                    677,404
          60,376  Metavante Technologies, Inc.(3)                          972,657
           4,406  Paychex, Inc.                                            115,790
           8,418  SAIC, Inc.(3)                                            163,983
         205,573  Unisys Corp.(3)                                          174,737
                                                                    --------------
                                                                        10,488,366
                                                                    --------------
LEISURE EQUIPMENT & PRODUCTS -- 0.9%
          55,035  Brunswick Corp.                                          231,697
          59,809  Eastman Kodak Co.                                        393,543
          26,858  Hasbro, Inc.                                             783,449
          16,628  Polaris Industries, Inc.                                 476,392
                                                                    --------------
                                                                         1,885,081
                                                                    --------------

Shares                                                                       Value

LIFE SCIENCES TOOLS & SERVICES -- 0.3%
          22,965  Life Technologies Corp.(3)                              $535,314
           4,147  Varian, Inc.(3)                                          138,966
                                                                    --------------
                                                                           674,280
                                                                    --------------
MACHINERY -- 3.3%
           7,808  Actuant Corp., Class A                                   148,508
          27,580  AGCO Corp.(3)                                            650,612
          15,014  Caterpillar, Inc.                                        670,675
           6,170  Chart Industries, Inc.(3)                                 65,587
           6,028  CIRCOR International, Inc.                               165,770
          52,628  Cummins, Inc.                                          1,406,746
          19,293  Dover Corp.                                              635,126
          32,804  Flowserve Corp.                                        1,689,407
          21,491  Gardner Denver, Inc.(3)                                  501,600
          16,583  Parker-Hannifin Corp.                                    705,441
          17,784  Robbins & Myers, Inc.                                    287,567
           8,422  Watts Water Technologies, Inc., Class A                  210,297
                                                                    --------------
                                                                         7,137,336
                                                                    --------------
MARINE -- 0.8%
          59,291  Kirby Corp.(3)                                         1,622,202
                                                                    --------------
MEDIA -- 2.4%
          68,373  CBS Corp., Class B                                       559,975
          90,489  Comcast Corp., Class A                                 1,527,454
          50,499  DISH Network Corp., Class A(3)                           560,034
           5,382  DreamWorks Animation SKG, Inc., Class A(3)               135,949
         112,122  Interpublic Group of Cos., Inc. (The)(3)                 444,003
           7,408  Omnicom Group, Inc.                                      199,423
           4,279  Shaw Communications, Inc., Class B                        75,653
         125,327  Time Warner, Inc.                                      1,260,790
          56,588  Virgin Media, Inc.                                       282,374
          16,800  Warner Music Group Corp.                                  50,736
                                                                    --------------
                                                                         5,096,391
                                                                    --------------
METALS & MINING -- 2.4%
          24,635  AK Steel Holding Corp.                                   229,598
          10,896  Century Aluminum Co.(3)                                  108,960
          23,944  Compass Minerals International, Inc.                   1,404,555
           8,787  Freeport-McMoRan Copper & Gold, Inc.                     214,754
          32,818  Gerdau Ameristeel Corp.                                  198,877
           5,577  Nucor Corp.                                              257,657
          34,381  Reliance Steel & Aluminum Co.                            685,557
          98,240  Southern Copper Corp.                                  1,577,735
          12,699  United States Steel Corp.                                472,403
                                                                    --------------
                                                                         5,150,096
                                                                    --------------

------
12

Long-Short Market Neutral

Shares                                                                       Value

MULTILINE RETAIL -- 1.2%
          35,391  Big Lots, Inc.(3)                                       $512,816
           6,322  Dollar Tree, Inc.(3)                                     264,260
          57,568  Family Dollar Stores, Inc.                             1,500,797
          29,975  Macy's, Inc.                                             310,241
                                                                    --------------
                                                                         2,588,114
                                                                    --------------
MULTI-UTILITIES -- 0.6%
          47,955  CenterPoint Energy, Inc.                                 605,192
           4,023  DTE Energy Co.                                           143,500
           4,200  PG&E Corp.                                               162,582
           8,916  Public Service Enterprise Group, Inc.                    260,080
           8,094  Xcel Energy, Inc.                                        150,144
                                                                    --------------
                                                                         1,321,498
                                                                    --------------
OIL, GAS & CONSUMABLE FUELS -- 10.4%
          42,267  Anadarko Petroleum Corp.                               1,629,393
          18,792  Apache Corp.                                           1,400,568
          11,375  Chevron Corp.                                            841,409
          30,737  Cimarex Energy Co.                                       823,137
          25,750  ConocoPhillips                                         1,333,850
           4,113  Devon Energy Corp.                                       270,265
          20,182  El Paso Corp.                                            158,025
           8,923  Encore Acquisition Co.(3)                                227,715
           6,447  Exxon Mobil Corp.                                        514,664
          28,317  Frontline Ltd.                                           838,466
           9,362  Hess Corp.                                               502,178
          16,489  Massey Energy Co.                                        227,383
          61,384  McMoRan Exploration Co.(3)                               601,563
          33,620  Murphy Oil Corp.                                       1,491,047
          16,665  Noble Energy, Inc.                                       820,251
          23,565  Nordic American Tanker Shipping                          795,319
          30,170  Occidental Petroleum Corp.                             1,809,898
          44,340  Rosetta Resources, Inc.(3)                               313,927
          10,120  Spectra Energy Corp.                                     159,289
          44,186  Stone Energy Corp.(3)                                    486,930
          37,723  Sunoco, Inc.                                           1,639,442
         181,533  Talisman Energy, Inc.                                  1,813,514
          64,537  Tesoro Corp.                                             849,952
          72,320  Valero Energy Corp.                                    1,565,005
          86,341  W&T Offshore, Inc.                                     1,236,403
          13,150  Williams Cos., Inc. (The)                                190,412
                                                                    --------------
                                                                        22,540,005
                                                                    --------------
PERSONAL PRODUCTS -- 0.2%
           5,917  Alberto-Culver Co.                                       145,026
           7,448  Estee Lauder Cos., Inc. (The), Class A                   230,590
                                                                    --------------
                                                                           375,616
                                                                    --------------

Shares                                                                       Value

PHARMACEUTICALS -- 1.3%
          13,843  Eli Lilly & Co.                                         $557,458
           7,928  Endo Pharmaceuticals Holdings, Inc.(3)                   205,177
          53,590  King Pharmaceuticals, Inc.(3)                            569,125
          14,335  Merck & Co., Inc.                                        435,784
          32,186  Schering-Plough Corp.                                    548,128
          21,206  Watson Pharmaceuticals, Inc.(3)                          563,443
                                                                    --------------
                                                                         2,879,115
                                                                    --------------
PROFESSIONAL SERVICES -- 1.1%
           4,995  Manpower, Inc.                                           169,780
         114,858  Monster Worldwide, Inc.(3)                             1,388,633
          18,585  Watson Wyatt Worldwide, Inc., Class A                    888,735
                                                                    --------------
                                                                         2,447,148
                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 2.6%
          16,824  American Land Lease, Inc.                                232,508
         100,933  Apartment Investment & Management Co., Class A         1,165,775
          20,798  Hospitality Properties Trust                             309,266
         156,350  Host Hotels & Resorts, Inc.                            1,183,569
          25,704  Macerich Co. (The)                                       466,785
          29,125  Mack-Cali Realty Corp.                                   713,563
          21,582  ProLogis                                                 299,774
           1,513  Public Storage                                           120,284
          18,030  Simon Property Group, Inc.                               957,934
           4,402  Taubman Centers, Inc.                                    112,075
                                                                    --------------
                                                                         5,561,533
                                                                    --------------
ROAD & RAIL -- 0.7%
           4,883  Con-way, Inc.                                            129,888
           3,446  Union Pacific Corp.                                      164,719
          76,756  Werner Enterprises, Inc.                               1,330,949
                                                                    --------------
                                                                         1,625,556
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.1%
          81,054  Amkor Technology, Inc.(3)                                176,698
          25,541  ASM International NV(3)                                  222,462
          55,434  Broadcom Corp., Class A(3)                               940,715
          46,428  Integrated Device Technology, Inc.(3)                    260,461
          10,255  Intel Corp.                                              150,338
         458,788  LSI Corp.(3)                                           1,509,413
          19,474  Marvell Technology Group Ltd.(3)                         129,892
          38,187  National Semiconductor Corp.                             384,543
          31,849  NVIDIA Corp.(3)                                          257,021
          38,774  ON Semiconductor Corp.(3)                                131,832
          27,248  Skyworks Solutions, Inc.(3)                              150,954

------
13

Long-Short Market Neutral

Shares                                                                       Value

          13,733  Texas Instruments, Inc.                                 $213,136
           5,844  Varian Semiconductor Equipment Associates,
                  Inc.(3)                                                  105,893
                                                                    --------------
                                                                         4,633,358
                                                                    --------------
SOFTWARE -- 3.9%
          26,637  Adobe Systems, Inc.(3)                                   567,102
           6,066  ANSYS, Inc.(3)                                           169,181
          24,032  Autodesk, Inc.(3)                                        472,229
          38,258  CA, Inc.                                                 708,921
          49,102  Cadence Design Systems, Inc.(3)                          179,713
          11,923  Fair Isaac Corp.                                         201,022
          58,861  Mentor Graphics Corp.(3)                                 304,311
          20,099  Nds Group plc ADR(3)                                   1,152,477
         237,607  Novell, Inc.(3)                                          924,291
          25,629  Parametric Technology Corp.(3)                           324,207
          50,561  Quest Software, Inc.(3)                                  636,563
          55,347  Sybase, Inc.(3)                                        1,370,945
          18,733  Symantec Corp.(3)                                        253,270
          43,624  Synopsys, Inc.(3)                                        807,916
          45,942  Take-Two Interactive Software, Inc.(3)                   347,322
                                                                    --------------
                                                                         8,419,470
                                                                    --------------
SPECIALTY RETAIL -- 3.8%
         127,474  AutoNation, Inc.(3)                                    1,259,443
           1,535  AutoZone, Inc.(3)                                        214,086
          24,869  Barnes & Noble, Inc.                                     373,035
          19,500  Foot Locker, Inc.                                        143,130
         115,857  Gap, Inc. (The)                                        1,551,325
          42,720  Rent-A-Center, Inc.(3)                                   754,008
           6,905  Ross Stores, Inc.                                        205,286
          24,794  Sherwin-Williams Co. (The)                             1,481,442
           6,740  TJX Cos., Inc. (The)                                     138,642
          37,568  Tractor Supply Co.(3)                                  1,357,708
          86,876  Williams-Sonoma, Inc.                                    682,845
                                                                    --------------
                                                                         8,160,950
                                                                    --------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
          38,960  Columbia Sportswear Co.                                1,378,014
          14,460  Jones Apparel Group, Inc.                                 84,736
           3,763  Polo Ralph Lauren Corp.                                  170,878
          17,645  Timberland Co., Class A(3)                               203,800
           3,975  Wolverine World Wide, Inc.                                83,634
                                                                    --------------
                                                                         1,921,062
                                                                    --------------
THRIFTS & MORTGAGE FINANCE -- 0.1%
          30,834  MGIC Investment Corp.                                    107,302
           3,641  Northwest Bancorp., Inc.                                  77,845
                                                                    --------------
                                                                           185,147
                                                                    --------------

Shares                                                                       Value

TOBACCO -- 0.5%
          66,700  Altria Group, Inc.                                   $ 1,004,502
           3,372  Reynolds American, Inc.                                  135,925
                                                                    --------------
                                                                         1,140,427
                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES -- 1.7%
           8,302  American Tower Corp., Class A(3)                         243,415
          20,540  Rogers Communications, Inc., Class B                     617,843
          82,950  Syniverse Holdings, Inc.(3)                              990,423
          41,349  United States Cellular Corp.(3)                        1,787,931
                                                                    --------------
                                                                         3,639,612
                                                                    --------------
TOTAL COMMON STOCKS
(Cost $228,861,977)                                                    211,197,820
                                                                    --------------

Temporary Cash Investments -- 8.2%

         127,070  JPMorgan U.S. Treasury Plus Money Market Fund
                  Agency Shares                                            127,070

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations, 2.875%,
6/30/10, valued at $10,912,826), in a joint trading account at
0.02%, dated 12/31/08, due 1/2/09 (Delivery value $10,700,012)          10,700,000

Repurchase Agreement, Credit Suisse First Boston, Inc.,
(collateralized by various U.S. Treasury obligations, 8.125%,
8/15/19, valued at $7,164,898), in a joint trading account at
0.02%, dated 12/31/08, due 1/2/09 (Delivery value $7,000,008)            7,000,000
                                                                    --------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $17,827,070)                                                      17,827,070
                                                                    --------------
TOTAL INVESTMENT SECURITIES -- 105.7%
(Cost $246,689,047)                                                    229,024,890
                                                                    --------------
TOTAL SECURITIES SOLD SHORT -- (98.5)%                               (213,500,247)
                                                                    --------------
OTHER ASSETS AND LIABILITIES -- 92.8%                                  201,216,314
                                                                    --------------
TOTAL NET ASSETS -- 100.0%                                           $ 216,740,957
                                                                    ==============

Securities Sold Short -- (98.5)%

AEROSPACE & DEFENSE -- (1.8)%
        (27,933)  Boeing Co.                                           (1,191,900)
        (31,517)  CAE, Inc.                                              (209,273)
         (5,145)  Curtiss-Wright Corp.                                   (171,792)
        (66,634)  Hexcel Corp.                                           (492,425)
        (21,189)  Moog, Inc., Class A                                    (774,882)
        (18,207)  Rockwell Collins, Inc.                                 (711,712)

------
14

Long-Short Market Neutral

Shares                                                                       Value

        (34,430)  Spirit Aerosystems Holdings, Inc., Class A           $ (350,153)
                                                                    --------------
                                                                       (3,902,137)
                                                                    --------------
AIR FREIGHT & LOGISTICS -- (1.1)%
        (15,124)  C.H. Robinson Worldwide, Inc.                          (832,274)
         (6,616)  Expeditors International of Washington, Inc.           (220,114)
         (2,919)  FedEx Corp.                                            (187,254)
        (21,037)  United Parcel Service, Inc., Class B                 (1,160,401)
                                                                    --------------
                                                                       (2,400,043)
                                                                    --------------
AIRLINES -- (0.7)%
        (12,167)  Continental Airlines, Inc., Class B                    (219,736)
        (79,395)  JetBlue Airways Corp.                                  (563,705)
        (51,250)  UAL Corp.                                              (564,775)
        (23,836)  US Airways Group, Inc.                                 (184,252)
                                                                    --------------
                                                                       (1,532,468)
                                                                    --------------
AUTO COMPONENTS -- (0.3)%
        (16,755)  Gentex Corp.                                           (147,947)
        (73,984)  Goodyear Tire & Rubber Co. (The)                       (441,684)
                                                                    --------------
                                                                         (589,631)
                                                                    --------------
AUTOMOBILES -- (0.6)%
        (76,592)  Harley-Davidson, Inc.                                (1,299,766)
                                                                    --------------
BEVERAGES -- (0.7)%
         (9,110)  Coca-Cola Co. (The)                                    (412,410)
        (20,613)  PepsiCo, Inc.                                        (1,128,974)
                                                                    --------------
                                                                       (1,541,384)
                                                                    --------------
BIOTECHNOLOGY -- (2.0)%
         (7,599)  Abraxis Bioscience, Inc.                               (500,926)
        (15,866)  Acorda Therapeutics, Inc.                              (325,412)
        (12,827)  Alexion Pharmaceuticals, Inc.                          (464,209)
        (28,967)  Amylin Pharmaceuticals, Inc.                           (314,292)
        (30,115)  BioMarin Pharmaceutical, Inc.                          (536,047)
         (8,165)  Cepheid, Inc.                                           (84,753)
         (7,751)  Genzyme Corp.                                          (514,434)
        (16,194)  Onyx Pharmaceuticals, Inc.                             (553,187)
         (8,771)  United Therapeutics Corp.                              (548,626)
        (18,528)  Vertex Pharmaceuticals, Inc.                           (562,880)
                                                                    --------------
                                                                       (4,404,766)
                                                                    --------------
BUILDING PRODUCTS -- (0.1)%
        (17,076)  USG Corp.                                              (137,291)
                                                                    --------------
CAPITAL MARKETS -- (1.7)%
         (3,237)  Ameriprise Financial, Inc.                              (75,616)
        (15,799)  Blackstone Group LP (The)                              (103,167)
         (6,659)  Goldman Sachs Group, Inc. (The)                        (561,953)
         (2,400)  Lazard Ltd., Class A                                    (71,376)

Shares                                                                       Value

        (69,139)  Legg Mason, Inc.                                   $ (1,514,836)
        (21,791)  State Street Corp.                                     (857,041)
        (12,557)  Stifel Financial Corp.                                 (575,738)
                                                                    --------------
                                                                       (3,759,727)
                                                                    --------------
CHEMICALS -- (3.1)%
         (2,012)  Agrium, Inc.                                            (68,670)
        (24,889)  Air Products & Chemicals, Inc.                       (1,251,170)
         (5,876)  Albemarle Corp.                                        (131,035)
        (14,160)  Cabot Corp.                                            (216,648)
         (3,261)  Eastman Chemical Co.                                   (103,406)
        (33,623)  Ecolab, Inc.                                         (1,181,848)
        (10,925)  Methanex Corp.                                         (122,797)
        (11,112)  Olin Corp.                                             (200,905)
        (12,107)  Potash Corp. of Saskatchewan                           (886,475)
         (7,541)  Praxair, Inc.                                          (447,634)
        (29,634)  Sigma-Aldrich Corp.                                  (1,251,739)
        (40,376)  Solutia, Inc.                                          (181,692)
        (28,616)  Valhi, Inc.                                            (306,191)
        (12,914)  W.R. Grace & Co.                                        (77,097)
        (20,221)  Westlake Chemical Corp.                                (329,400)
                                                                    --------------
                                                                       (6,756,707)
                                                                    --------------
COMMERCIAL BANKS -- (1.7)%
        (33,672)  Signature Bank                                         (966,050)
        (22,427)  BancorpSouth, Inc.                                     (523,895)
        (14,816)  Canadian Imperial Bank of Commerce                     (618,568)
        (10,469)  Glacier Bancorp., Inc.                                 (199,120)
         (6,353)  Hancock Holding Co.                                    (288,807)
        (10,821)  KeyCorp                                                 (92,195)
        (55,686)  Susquehanna Bancshares, Inc.                           (885,964)
                                                                    --------------
                                                                       (3,574,599)
                                                                    --------------
COMMERCIAL SERVICES & SUPPLIES -- (3.5)%
        (37,128)  ABM Industries, Inc.                                   (707,288)
        (20,096)  Cintas Corp.                                           (466,830)
         (4,639)  Clean Harbors, Inc.                                    (294,298)
         (6,180)  Copart, Inc.                                           (168,034)
        (79,890)  Corrections Corp. of America                         (1,307,001)
        (19,575)  Geo Group, Inc. (The)                                  (352,937)
        (51,063)  Iron Mountain, Inc.                                  (1,262,789)
        (18,008)  Mine Safety Appliances Co.                             (430,571)
        (30,667)  Ritchie Bros. Auctioneers, Inc.                        (656,887)
        (19,446)  Stericycle, Inc.                                     (1,012,748)
        (31,316)  Tetra Tech, Inc.                                       (756,281)
         (6,675)  Waste Connections, Inc.                                (210,730)
                                                                    --------------
                                                                       (7,626,394)
                                                                    --------------
COMMUNICATIONS EQUIPMENT -- (1.4)%
        (35,779)  Cisco Systems, Inc.                                    (583,198)
        (24,168)  Comverse Technology, Inc.                              (151,292)
        (21,514)  Corning, Inc.                                          (205,028)

------
15

Long-Short Market Neutral

Shares                                                                       Value

        (47,971)  EchoStar Corp., Class A                              $ (713,329)
        (28,686)  Loral Space & Communications, Inc.                     (416,808)
        (25,423)  Research In Motion Ltd.                              (1,031,664)
                                                                    --------------
                                                                       (3,101,319)
                                                                    --------------
COMPUTERS & PERIPHERALS -- (0.8)%
         (1,205)  Apple, Inc.                                            (102,847)
        (62,099)  Dell, Inc.                                             (635,894)
        (35,360)  NetApp, Inc.                                           (493,979)
        (50,152)  SanDisk Corp.                                          (481,459)
                                                                    --------------
                                                                       (1,714,179)
                                                                    --------------
CONSTRUCTION & ENGINEERING -- (1.4)%
         (4,021)  Aecom Technology Corp.                                 (123,565)
        (16,462)  Jacobs Engineering Group, Inc.                         (791,822)
        (40,492)  KBR, Inc.                                              (615,478)
         (5,239)  Perini Corp.                                           (122,488)
        (69,390)  Quanta Services, Inc.                                (1,373,923)
                                                                    --------------
                                                                       (3,027,276)
                                                                    --------------
CONSTRUCTION MATERIALS -- (0.3)%
        (16,471)  Eagle Materials, Inc.                                  (303,231)
        (11,089)  Texas Industries, Inc.                                 (382,571)
                                                                    --------------
                                                                         (685,802)
                                                                    --------------
CONSUMER FINANCE -- (0.5)%
       (108,651)  SLM Corp.                                              (966,994)
                                                                    --------------
CONTAINERS & PACKAGING -- (0.7)%
         (4,357)  AptarGroup, Inc.                                       (153,541)
        (57,937)  Sealed Air Corp.                                       (865,578)
        (90,006)  Temple-Inland, Inc.                                    (432,029)
                                                                    --------------
                                                                       (1,451,148)
                                                                    --------------
DISTRIBUTORS -- (0.3)%
         (5,954)  Genuine Parts Co.                                      (225,418)
        (29,627)  LKQ Corp.                                              (345,451)
                                                                    --------------
                                                                         (570,869)
                                                                    --------------
DIVERSIFIED CONSUMER SERVICES -- (1.1)%
         (4,418)  Brink's Home Security Holdings, Inc.                    (96,843)
        (30,506)  Matthews International Corp., Class A                (1,118,960)
       (240,512)  Service Corp. International                          (1,195,344)
                                                                    --------------
                                                                       (2,411,147)
                                                                    --------------
DIVERSIFIED FINANCIAL SERVICES -- (0.6)%
        (29,966)  CIT Group, Inc.                                        (136,046)
        (53,884)  Leucadia National Corp.                              (1,066,903)
                                                                    --------------
                                                                       (1,202,949)
                                                                    --------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- (0.9)%
        (42,293)  AT&T, Inc.                                           (1,205,350)

Shares                                                                       Value

        (41,765)  Fairpoint Communications, Inc.                       $ (136,989)
        (37,348)  tw telecom, inc.                                       (316,338)
         (7,489)  Verizon Communications, Inc.                           (253,877)
                                                                    --------------
                                                                       (1,912,554)
                                                                    --------------
ELECTRIC UTILITIES -- (2.1)%
        (26,906)  Allete, Inc.                                           (868,257)
        (10,084)  Cleco Corp.                                            (230,218)
         (4,564)  Exelon Corp.                                           (253,804)
        (53,985)  Great Plains Energy, Inc.                            (1,043,530)
        (34,961)  PPL Corp.                                            (1,072,952)
        (52,103)  Westar Energy, Inc.                                  (1,068,633)
                                                                    --------------
                                                                       (4,537,394)
                                                                    --------------
ELECTRICAL EQUIPMENT -- (0.9)%
         (9,350)  Energy Conversion Devices, Inc.                        (235,714)
         (4,162)  First Solar, Inc.                                      (574,190)
         (5,400)  Franklin Electric Co., Inc.                            (151,794)
        (38,898)  General Cable Corp.                                    (688,105)
         (9,964)  II-VI, Inc.                                            (190,213)
         (5,005)  Rockwell Automation, Inc.                              (161,361)
                                                                    --------------
                                                                       (2,001,377)
                                                                    --------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- (1.5)%
        (12,908)  Amphenol Corp., Class A                                (309,534)
        (39,324)  Avnet, Inc.                                            (716,090)
        (82,619)  AVX Corp.                                              (655,995)
        (14,913)  Echelon Corp.                                          (121,541)
         (6,402)  FLIR Systems, Inc.                                     (196,413)
         (2,817)  Itron, Inc.                                            (179,556)
        (20,962)  Tech Data Corp.                                        (373,962)
        (44,021)  Tyco Electronics Ltd.                                  (713,580)
                                                                    --------------
                                                                       (3,266,671)
                                                                    --------------
ENERGY EQUIPMENT & SERVICES -- (2.8)%
        (67,575)  Atwood Oceanics, Inc.                                (1,032,546)
        (65,250)  Global Industries Ltd.                                 (227,723)
        (16,695)  Helix Energy Solutions Group, Inc.                     (120,872)
         (8,184)  Helmerich & Payne, Inc.                                (186,186)
         (7,611)  Hornbeck Offshore Services, Inc.                       (124,364)
        (15,100)  IHS, Inc., Class A                                     (565,042)
        (16,907)  Nabors Industries Ltd.                                 (202,377)
        (12,111)  Oceaneering International, Inc.                        (352,915)
        (13,135)  Pride International, Inc.                              (209,897)
        (64,947)  Rowan Cos., Inc.                                     (1,032,657)
         (9,000)  SEACOR Holdings, Inc.                                  (599,850)
         (6,740)  Transocean Ltd.                                        (318,465)
       (106,867)  Weatherford International Ltd.                       (1,156,300)
                                                                    --------------
                                                                       (6,129,194)
                                                                    --------------

------
16

Long-Short Market Neutral

Shares                                                                       Value

FOOD & STAPLES RETAILING -- (1.4)%
        (23,041)  Costco Wholesale Corp.                             $ (1,209,653)
        (28,626)  Ruddick Corp.                                          (791,509)
        (45,366)  Walgreen Co.                                         (1,119,179)
                                                                    --------------
                                                                       (3,120,341)
                                                                    --------------
FOOD PRODUCTS -- (1.1)%
        (23,749)  Flowers Foods, Inc.                                    (578,526)
        (23,329)  Hormel Foods Corp.                                     (725,064)
        (49,297)  Sara Lee Corp.                                         (482,618)
        (40,166)  Smithfield Foods, Inc.                                 (565,136)
                                                                    --------------
                                                                       (2,351,344)
                                                                    --------------
GAS UTILITIES -- (1.3)%
         (7,286)  Laclede Group, Inc. (The)                              (341,276)
        (19,366)  Nicor, Inc.                                            (672,775)
        (21,196)  Northwest Natural Gas Co.                              (937,499)
         (6,845)  ONEOK, Inc.                                            (199,326)
         (8,006)  Questar Corp.                                          (261,716)
        (12,697)  Suburban Propane Partners LP                           (450,109)
                                                                    --------------
                                                                       (2,862,701)
                                                                    --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- (2.4)%
        (34,107)  Cooper Cos., Inc. (The)                                (559,355)
         (1,105)  Intuitive Surgical, Inc.                               (140,324)
        (15,499)  Inverness Medical Innovations, Inc.                    (293,086)
        (20,754)  Meridian Bioscience, Inc.                              (528,604)
        (17,064)  NuVasive, Inc.                                         (591,268)
         (8,438)  ResMed, Inc.                                           (316,256)
        (25,164)  Stryker Corp.                                        (1,005,302)
        (33,299)  West Pharmaceutical Services, Inc.                   (1,257,704)
        (14,801)  Zimmer Holdings, Inc.                                  (598,256)
                                                                    --------------
                                                                       (5,290,155)
                                                                    --------------
HEALTH CARE PROVIDERS & SERVICES -- (3.3)%
         (7,584)  Amedisys, Inc.                                         (313,523)
         (5,749)  AmerisourceBergen Corp.                                (205,009)
        (36,526)  Cardinal Health, Inc.                                (1,259,051)
        (11,996)  Coventry Health Care, Inc.                             (178,500)
         (1,314)  DaVita, Inc.                                            (65,135)
        (15,887)  Emeritus Corp.                                         (159,347)
        (54,533)  Health Net, Inc.                                       (593,864)
        (36,245)  McKesson Corp.                                       (1,403,770)
        (25,138)  Pediatrix Medical Group, Inc.                          (796,875)
       (287,521)  Tenet Healthcare Corp.                                 (330,649)
         (8,201)  Universal Health Services, Inc., Class B               (308,112)
        (69,571)  VCA Antech, Inc.                                     (1,383,071)
         (5,197)  WellCare Health Plans, Inc.                             (66,833)
                                                                    --------------
                                                                       (7,063,739)
                                                                    --------------

Shares                                                                       Value

HEALTH CARE TECHNOLOGY(2)
         (4,546)  Eclipsys Corp.                                        $ (64,508)
                                                                    --------------
HOTELS, RESTAURANTS & LEISURE -- (2.8)%
        (59,985)  Carnival Corp.                                       (1,458,836)
        (15,099)  International Game Technology                          (179,527)
        (28,696)  International Speedway Corp., Class A                  (824,436)
        (42,814)  Jack in the Box, Inc.                                  (945,761)
        (35,614)  Las Vegas Sands Corp.                                  (211,191)
        (33,018)  Penn National Gaming, Inc.                             (705,925)
        (45,003)  Royal Caribbean Cruises Ltd.                           (618,791)
        (43,029)  Scientific Games Corp., Class A                        (754,729)
        (10,953)  Starbucks Corp.                                        (103,615)
         (7,923)  Tim Hortons, Inc.                                      (228,499)
                                                                    --------------
                                                                       (6,031,310)
                                                                    --------------
HOUSEHOLD DURABLES -- (1.1)%
        (21,416)  Fortune Brands, Inc.                                   (884,052)
        (17,350)  KB Home                                                (236,307)
        (22,075)  Mohawk Industries, Inc.                                (948,564)
        (18,626)  Newell Rubbermaid, Inc.                                (182,162)
         (2,961)  Whirlpool Corp.                                        (122,437)
                                                                    --------------
                                                                       (2,373,522)
                                                                    --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- (0.4)%
        (29,501)  Ormat Technologies, Inc.                               (940,197)
                                                                    --------------
INDUSTRIAL CONGLOMERATES -- (2.3)%
        (54,918)  General Electric Co.                                   (889,672)
        (91,696)  McDermott International, Inc.                          (905,956)
        (15,831)  Otter Tail Corp.                                       (369,337)
         (1,237)  Seaboard Corp.                                       (1,476,978)
        (57,825)  Tyco International Ltd.                              (1,249,020)
                                                                    --------------
                                                                       (4,890,963)
                                                                    --------------
INSURANCE -- (6.2)%
         (5,816)  Argo Group International Holdings Ltd.                 (197,279)
         (4,850)  Everest Re Group Ltd.                                  (369,279)
        (46,672)  Fidelity National Financial, Inc., Class A             (828,428)
        (16,261)  Hanover Insurance Group, Inc.                          (698,735)
        (10,296)  Harleysville Group, Inc.                               (357,580)
        (14,584)  Infinity Property & Casualty Corp.                     (681,510)
        (47,621)  Loews Corp.                                          (1,345,294)
        (48,690)  Marsh & McLennan Cos., Inc.                          (1,181,706)
        (28,070)  Mercury General Corp.                                (1,290,940)
        (72,846)  Montpelier Re Holdings Ltd.                          (1,223,084)
        (26,949)  OneBeacon Insurance Group Ltd.                         (281,348)
        (45,587)  Progressive Corp. (The)                                (675,143)

------
17

Long-Short Market Neutral

Shares                                                                       Value

        (16,192)  Protective Life Corp.                                $ (232,355)
        (19,179)  Unitrin, Inc.                                          (305,713)
         (1,908)  Wesco Financial Corp.                                  (549,313)
         (2,646)  White Mountains Insurance Group Ltd.                   (706,773)
        (51,266)  Willis Group Holdings Ltd.                           (1,275,498)
        (38,781)  Zenith National Insurance Corp.                      (1,224,316)
                                                                    --------------
                                                                      (13,424,294)
                                                                    --------------
INTERNET & CATALOG RETAIL -- (0.1)%
         (3,254)  Amazon.com, Inc.                                       (166,865)
                                                                    --------------
INTERNET SOFTWARE & SERVICES -- (1.4)%
        (53,253)  Akamai Technologies, Inc.                              (803,588)
        (14,901)  Equinix, Inc.                                          (792,584)
         (3,743)  Google, Inc., Class A                                (1,151,534)
        (10,074)  Omniture, Inc.                                         (107,187)
        (21,483)  Yahoo!, Inc.                                           (262,093)
                                                                    --------------
                                                                       (3,116,986)
                                                                    --------------
IT SERVICES -- (3.4)%
        (27,518)  CACI International, Inc., Class A                    (1,240,787)
        (70,614)  Cognizant Technology Solutions Corp., Class A        (1,275,289)
        (38,052)  Convergys Corp.                                        (243,913)
        (32,354)  DST Systems, Inc.                                    (1,228,805)
        (35,099)  Fiserv, Inc.                                         (1,276,550)
        (68,512)  SRA International, Inc., Class A                     (1,181,832)
        (59,985)  VeriFone Holdings, Inc.                                (293,927)
         (2,829)  Visa, Inc., Class A                                    (148,381)
        (29,462)  Wright Express Corp.                                   (371,221)
                                                                    --------------
                                                                       (7,260,705)
                                                                    --------------
LEISURE EQUIPMENT & PRODUCTS -- (0.3)%
        (46,499)  Mattel, Inc.                                           (743,984)
                                                                    --------------
LIFE SCIENCES TOOLS & SERVICES -- (2.5)%
         (6,659)  AMAG Pharmaceuticals, Inc.                             (238,725)
        (18,567)  Bruker Corp.                                            (75,011)
        (49,885)  Charles River Laboratories International, Inc.       (1,306,987)
        (31,081)  Covance, Inc.                                        (1,430,658)
        (49,292)  Illumina, Inc.                                       (1,284,057)
        (82,548)  MDS, Inc.                                              (506,019)
        (54,528)  PAREXEL International Corp.                            (529,467)
         (2,309)  Pharmaceutical Product Development, Inc.                (66,984)
                                                                    --------------
                                                                       (5,437,908)
                                                                    --------------
MACHINERY -- (4.2)%
        (25,175)  CLARCOR, Inc.                                          (835,307)
        (13,227)  Danaher Corp.                                          (748,780)

Shares                                                                       Value

        (26,730)  Eaton Corp.                                        $ (1,328,748)
         (5,304)  ESCO Technologies, Inc.                                (217,199)
         (6,237)  Graco, Inc.                                            (148,004)
        (82,049)  Ingersoll-Rand Co. Ltd., Class A                     (1,423,549)
         (9,695)  ITT Corp.                                              (445,873)
         (9,659)  Joy Global, Inc.                                       (221,095)
        (12,786)  Kaydon Corp.                                           (439,199)
        (12,623)  Nordson Corp.                                          (407,597)
        (44,260)  PACCAR, Inc.                                         (1,265,836)
        (26,276)  Pall Corp.                                             (747,027)
        (19,665)  Terex Corp.                                            (340,598)
        (15,891)  Timken Co.                                             (311,940)
        (13,567)  Trinity Industries, Inc.                               (213,816)
                                                                    --------------
                                                                       (9,094,568)
                                                                    --------------
MEDIA -- (1.2)%
         (5,175)  Morningstar, Inc.                                      (183,713)
       (122,522)  News Corp., Class A                                  (1,113,724)
        (15,556)  Regal Entertainment Group, Class A                     (158,827)
        (21,193)  Walt Disney Co. (The)                                  (480,869)
         (1,786)  Washington Post Co. (The), Class B                     (696,987)
                                                                    --------------
                                                                       (2,634,120)
                                                                    --------------
METALS & MINING -- (1.9)%
        (94,183)  Alcoa, Inc.                                          (1,060,501)
        (15,071)  Allegheny Technologies, Inc.                           (384,763)
         (3,836)  AMCOL International Corp.                               (80,364)
       (103,660)  Commercial Metals Co.                                (1,230,444)
         (3,215)  Kaiser Aluminum Corp.                                   (72,402)
        (13,272)  RTI International Metals, Inc.                         (189,922)
        (83,140)  Steel Dynamics, Inc.                                   (929,505)
        (22,470)  Titanium Metals Corp.                                  (197,961)
                                                                    --------------
                                                                       (4,145,862)
                                                                    --------------
MULTILINE RETAIL -- (1.3)%
        (18,485)  J.C. Penney Co., Inc.                                  (364,155)
         (6,342)  Kohl's Corp.                                           (229,580)
        (77,719)  Nordstrom, Inc.                                      (1,034,440)
        (34,858)  Target Corp.                                         (1,203,647)
                                                                    --------------
                                                                       (2,831,822)
                                                                    --------------
MULTI-UTILITIES -- (1.4)%
         (5,587)  Ameren Corp.                                           (185,824)
        (11,417)  Black Hills Corp.                                      (307,802)
        (16,629)  CMS Energy Corp.                                       (168,119)
        (30,870)  Dominion Resources, Inc.                             (1,106,381)
        (25,507)  Integrys Energy Group, Inc.                          (1,096,291)
         (8,042)  OGE Energy Corp.                                       (207,323)
                                                                    --------------
                                                                       (3,071,740)
                                                                    --------------

------
18

Long-Short Market Neutral

Shares                                                                       Value

OFFICE ELECTRONICS -- (0.3)%
        (34,353)  Zebra Technologies Corp., Class A                    $ (695,992)
                                                                    --------------
OIL, GAS & CONSUMABLE FUELS -- (9.6)%
         (5,071)  Arena Resources, Inc.                                  (142,444)
         (8,209)  Atlas America, Inc.                                    (121,904)
        (52,082)  Boardwalk Pipeline Partners LP                         (926,018)
        (18,871)  Cabot Oil & Gas Corp.                                  (490,646)
         (7,019)  Carrizo Oil & Gas, Inc.                                (113,006)
         (7,250)  Cheniere Energy Partners LP                             (26,898)
        (70,733)  Chesapeake Energy Corp.                              (1,143,753)
        (42,121)  CNX Gas Corp.                                        (1,149,903)
        (48,561)  CONSOL Energy, Inc.                                  (1,387,873)
        (13,069)  Continental Resources, Inc.                            (270,659)
        (43,228)  Enbridge Energy Partners LP                          (1,102,314)
        (16,144)  Enbridge, Inc.                                         (524,196)
         (4,363)  EnCana Corp.                                           (202,792)
         (7,114)  EOG Resources, Inc.                                    (473,650)
        (41,681)  Equitable Resources, Inc.                            (1,398,397)
        (88,366)  EXCO Resources, Inc.                                   (800,596)
        (50,346)  Forest Oil Corp.                                       (830,206)
        (77,070)  Frontier Oil Corp.                                     (973,394)
        (15,180)  Goodrich Petroleum Corp.                               (454,641)
         (4,699)  Holly Corp.                                             (85,663)
        (56,577)  Linn Energy LLC                                        (846,958)
        (20,087)  Newfield Exploration Co.                               (396,718)
         (4,037)  Penn Virginia Corp.                                    (104,881)
        (45,575)  Petrohawk Energy Corp.                                 (712,337)
        (10,924)  Pioneer Natural Resources Co.                          (176,750)
        (39,044)  Plains All American Pipeline LP                      (1,354,436)
       (138,455)  Quicksilver Resources, Inc.                            (771,194)
        (23,399)  Range Resources Corp.                                  (804,692)
        (17,120)  SandRidge Energy, Inc.                                 (105,288)
        (17,208)  Southern Union Co.                                     (224,392)
        (28,797)  Suncor Energy, Inc.                                    (561,542)
         (7,999)  Teekay Corp.                                           (157,180)
        (19,851)  Ultra Petroleum Corp.                                  (685,058)
        (38,810)  XTO Energy, Inc.                                     (1,368,829)
                                                                    --------------
                                                                      (20,889,208)
                                                                    --------------
PAPER & FOREST PRODUCTS -- (0.5)%
        (35,819)  Weyerhaeuser Co.                                     (1,096,420)
                                                                    --------------
PERSONAL PRODUCTS -- (0.2)%
        (20,238)  Avon Products, Inc.                                    (486,319)
                                                                    --------------
PHARMACEUTICALS -- (1.0)%
        (14,022)  Allergan, Inc.                                         (565,367)
        (18,828)  Auxilium Pharmaceuticals, Inc.                         (535,468)
        (17,128)  Perrigo Co.                                            (553,406)
         (5,546)  Wyeth                                                  (208,030)

Shares                                                                       Value

        (11,636)  XenoPort, Inc.                                       $ (291,831)
                                                                    --------------
                                                                       (2,154,102)
                                                                    --------------
PROFESSIONAL SERVICES -- (0.5)%
        (23,950)  FTI Consulting, Inc.                                 (1,070,086)
                                                                    --------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- (1.7)%
         (9,860)  American Campus Communities, Inc.                      (201,933)
        (29,828)  HCP, Inc.                                              (828,324)
         (7,158)  Healthcare Realty Trust, Inc.                          (168,070)
        (16,007)  Potlatch Corp.                                         (416,342)
        (23,676)  Rayonier, Inc.                                         (742,243)
        (88,696)  UDR, Inc.                                            (1,223,117)
                                                                    --------------
                                                                       (3,580,029)
                                                                    --------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- (0.9)%
        (70,229)  Brookfield Asset Management, Inc., Class A           (1,072,396)
        (36,090)  Brookfield Properties Corp.                            (278,976)
        (20,615)  St. Joe Co. (The)                                      (501,357)
                                                                    --------------
                                                                       (1,852,729)
                                                                    --------------
ROAD & RAIL -- (1.1)%
         (8,597)  AMERCO, Inc.                                           (296,854)
       (119,273)  Hertz Global Holdings, Inc.                            (604,714)
        (59,235)  Kansas City Southern                                 (1,128,427)
        (11,357)  Landstar System, Inc.                                  (436,450)
                                                                    --------------
                                                                       (2,466,445)
                                                                    --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- (1.7)%
        (52,716)  Analog Devices, Inc.                                 (1,002,658)
        (33,206)  Applied Materials, Inc.                                (336,377)
        (29,765)  Diodes, Inc.                                           (180,376)
        (25,673)  Maxim Integrated Products, Inc.                        (293,186)
        (21,008)  MEMC Electronic Materials, Inc.                        (299,994)
       (401,572)  Micron Technology, Inc.                              (1,060,150)
        (44,661)  Microsemi Corp.                                        (564,515)
                                                                    --------------
                                                                       (3,737,256)
                                                                    --------------
SOFTWARE -- (2.3)%
       (110,986)  Activision Blizzard, Inc.                              (958,919)
        (61,776)  Amdocs Ltd.                                          (1,129,883)
         (8,106)  Blackboard, Inc.                                       (212,620)
         (9,670)  Compuware Corp.                                         (65,273)
         (7,310)  Concur Technologies, Inc.                              (239,914)
        (50,889)  Electronic Arts, Inc.                                  (816,260)
       (100,837)  Macrovision Solutions Corp.                          (1,275,588)
         (5,552)  Quality Systems, Inc.                                  (242,178)
        (20,763)  THQ, Inc.                                               (86,997)
                                                                    --------------
                                                                       (5,027,632)
                                                                    --------------

------
19

Long-Short Market Neutral

Shares                                                                       Value

SPECIALTY RETAIL -- (2.6)%
        (12,392)  Aaron Rents, Inc.                                    $ (329,875)
        (37,482)  Abercrombie & Fitch Co., Class A                       (864,710)
        (57,043)  American Eagle Outfitters, Inc.                        (533,922)
        (30,541)  Bed Bath & Beyond, Inc.                                (776,352)
        (11,926)  Dick's Sporting Goods, Inc.                            (168,276)
        (30,698)  Home Depot, Inc. (The)                                 (706,668)
        (13,290)  Limited Brands, Inc.                                   (133,432)
        (58,432)  Lowe's Cos., Inc.                                    (1,257,457)
        (10,145)  O'Reilly Automotive, Inc.                              (311,857)
        (24,220)  Penske Automotive Group, Inc.                          (186,010)
        (11,980)  Tiffany & Co.                                          (283,087)
        (10,792)  Urban Outfitters, Inc.                                 (161,664)
                                                                    --------------
                                                                       (5,713,310)
                                                                    --------------
TEXTILES, APPAREL & LUXURY GOODS -- (1.0)%
         (2,846)  Deckers Outdoor Corp.                                  (227,310)
        (62,977)  Gildan Activewear, Inc.                                (740,610)
        (85,694)  Hanesbrands, Inc.                                    (1,092,598)
                                                                    --------------
                                                                       (2,060,518)
                                                                    --------------
THRIFTS & MORTGAGE FINANCE -- (0.1)%
       (196,654)  Freddie Mac                                            (143,557)
                                                                    --------------
TOBACCO -- (0.4)%
        (17,049)  Philip Morris International, Inc.                      (741,802)
         (4,409)  Universal Corp.                                        (131,697)
                                                                    --------------
                                                                         (873,499)
                                                                    --------------
TRADING COMPANIES & DISTRIBUTORS -- (0.9)%
        (10,305)  Fastenal Co.                                           (359,129)
        (42,124)  GATX Corp.                                           (1,304,581)
         (5,127)  MSC Industrial Direct Co., Class A                     (188,827)
                                                                    --------------
                                                                       (1,852,537)
                                                                    --------------

Shares                                                                       Value

WATER UTILITIES -- (0.1)%
        (10,487)  Aqua America, Inc.                                   $ (215,927)
                                                                    --------------
WIRELESS TELECOMMUNICATION SERVICES -- (1.0)%
        (64,980)  Crown Castle International Corp.                     (1,142,349)
        (21,201)  Leap Wireless International, Inc.                      (570,095)
        (17,712)  MetroPCS Communications, Inc.                          (263,023)
        (11,507)  SBA Communications Corp., Class A                      (187,794)
                                                                    --------------
                                                                       (2,163,261)
                                                                    --------------
TOTAL SECURITIES SOLD SHORT -- (98.5)%
(Proceeds $257,986,087)                                             $(213,500,247)
                                                                    ==============

Notes to Schedule of Investments

ADR = American Depositary Receipt

(1) Securities are pledged with brokers as collateral for securities sold short. At the period end, the aggregate value of securities pledged was
$22,409,000.

(2) Category is less than 0.05% of total net assets.

(3) Non-income producing.

See Notes to Financial Statements.

------
20

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008 (UNAUDITED)

ASSETS

Investment securities, at value (cost of $246,689,047)                $229,024,890

Cash                                                                     1,012,093

Cash on deposit with broker for securities sold short                  191,092,162

Receivable for investments sold                                         20,647,798

Receivable for capital shares sold                                       1,150,962

Dividends and interest receivable                                          386,840
                                                                      ------------
                                                                       443,314,745
                                                                      ------------

LIABILITIES

Securities sold short, at value (proceeds of $257,986,087)             213,500,247

Payable for investments purchased                                       12,011,115

Payable for capital shares redeemed                                        341,301

Accrued management fees                                                    246,130

Distribution fees payable                                                   14,425

Service fees (and distribution fees -- A Class and R Class) payable         35,151

Dividend expense payable on securities sold short                          359,065

Other payables                                                              66,354
                                                                      ------------
                                                                       226,573,788
                                                                      ------------

NET ASSETS                                                            $216,740,957
                                                                      ============

See Notes to Financial Statements.

------
21

DECEMBER 31, 2008 (UNAUDITED)

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                               $222,157,571

Accumulated net investment loss                                        (1,276,037)

Accumulated net realized loss on investment and securities sold
short transactions                                                    (30,962,260)

Net unrealized appreciation on investments and securities sold
short                                                                   26,821,683
                                                                      ------------
                                                                      $216,740,957
                                                                      ============

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                                                             $31,895,669

Shares outstanding                                                       2,977,366

Net asset value per share                                                   $10.71

INSTITUTIONAL CLASS, $0.01 PAR VALUE

Net assets                                                             $18,829,522

Shares outstanding                                                       1,750,650

Net asset value per share                                                   $10.76

A CLASS, $0.01 PAR VALUE

Net assets                                                            $142,374,392

Shares outstanding                                                      13,342,443

Net asset value per share                                                   $10.67

Maximum offering price (net asset value divided by 0.9425)                  $11.32

B CLASS, $0.01 PAR VALUE

Net assets                                                              $3,575,208

Shares outstanding                                                         340,561

Net asset value per share                                                   $10.50

C CLASS, $0.01 PAR VALUE

Net assets                                                             $19,254,033

Shares outstanding                                                       1,834,263

Net asset value per share                                                   $10.50

R CLASS, $0.01 PAR VALUE

Net assets                                                                $812,133

Shares outstanding                                                          76,488

Net asset value per share                                                   $10.62

See Notes to Financial Statements.

------
22

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED)

INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes withheld of $76,498)                   $ 1,769,693

Interest                                                                   805,547
                                                                      ------------
                                                                         2,575,240
                                                                      ------------

EXPENSES:

Dividend expense on securities sold short                                2,121,079

Management fees                                                          1,433,547

Distribution fees:

 B Class                                                                    11,467

 C Class                                                                    73,807

Service fees:

 B Class                                                                     3,823

 C Class                                                                    24,603

Distribution and service fees:

 A Class                                                                   177,014

 R Class                                                                     1,744

Directors' fees and expenses                                                 4,006

Other expenses                                                                 187
                                                                      ------------
                                                                         3,851,277
                                                                      ------------

NET INVESTMENT INCOME (LOSS)                                           (1,276,037)
                                                                      ------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                               (34,915,909)

Securities sold short transactions                                      34,228,390
                                                                      ------------
                                                                         (687,519)
                                                                      ------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

Investments                                                           (18,039,187)

Securities sold short                                                   15,262,244
                                                                      ------------
                                                                       (2,776,943)
                                                                      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                (3,464,462)
                                                                      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $(4,740,499)
                                                                      ============

See Notes to Financial Statements.

------
23

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED) AND YEAR ENDED JUNE 30, 2008
                                                     December 31,
Increase (Decrease) in Net Assets                        2008        June 30, 2008

OPERATIONS

Net investment income (loss)                          $ (1,276,037)    $ 1,164,677

Net realized gain (loss)                                  (687,519)   (15,802,269)

Change in net unrealized appreciation
(depreciation)                                          (2,776,943)     10,752,046
                                                       ------------   ------------
Net increase (decrease) in net assets resulting
from operations                                         (4,740,499)    (3,885,546)
                                                       ------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                                                  --      (357,014)

 Institutional Class                                             --      (187,233)

 A Class                                                         --    (2,313,079)

 B Class                                                         --       (44,308)

 C Class                                                         --      (292,689)

 R Class                                                         --       (10,057)
                                                       ------------   ------------
Decrease in net assets from distributions                        --    (3,204,380)
                                                       ------------   ------------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from
capital share transactions                                9,851,812     45,093,719
                                                       ------------   ------------

NET INCREASE (DECREASE) IN NET ASSETS                     5,111,313     38,003,793

NET ASSETS

Beginning of period                                     211,629,644    173,625,851
                                                       ------------   ------------
End of period                                          $216,740,957   $211,629,644
                                                       ============   ============

Accumulated net investment loss                        $(1,276,037)             --
                                                       ============   ============

See Notes to Financial Statements.

------
24

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. Long-Short Market Neutral
Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek capital appreciation independent of equity market conditions. The fund buys, or takes long positions in, equity securities that have been identified as undervalued. The fund takes short positions in equity securities that have been identified as overvalued. The fund's investment process is designed to maintain approximately equal dollar amounts invested in long and short positions at all times. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, the A Class, the B Class, the C Class and the R Class.
The A Class may incur an initial sales charge. The A Class, B Class and C
Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.
Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Interest earned on segregated cash for securities sold short is reflected as interest income.

------
25

SECURITIES SOLD SHORT -- The fund may enter into a short sale, which is selling a security it does not own, as part of its normal investment activities. Upon selling a security short, the fund will segregate cash, cash equivalents or other appropriate liquid securities in an amount equal to the current market value of the securities sold short until the fund replaces the borrowed security. The fund is required to pay any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense. Liabilities for securities sold short are valued daily and recorded as unrealized appreciation (depreciation) on investments and securities sold short. The fund records realized gain (loss) on a security sold short when it is terminated by the fund and includes as a component of realized gain (loss)
on securities sold short transactions. The fund's risks in selling securities short include the possibility that the future increases in market value may exceed the liability recorded or that the lender of the security may terminate the loan at a disadvantageous price or time to the fund. In addition, while the realized gains on securities sold short are limited to the price at which it sold the security short, the losses may be unlimited.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. All tax returns for the fund remain subject to examination by tax authorities. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Accordingly, no provision has been made for federal or state income taxes.
Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

------
26

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with American Century Investment Management, Inc. (ACIM), under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered
"interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 1.0480% to 1.2300% and the rates for the Complex Fee (Investor Class, A Class, B Class, C Class and R Class)
range from 0.2500% to 0.3100%. The Institutional Class is 0.2000% less at each point within the Complex Fee range. The effective annual management fee for each class of the fund for the six months ended December 31, 2008 was 1.40%
for all classes except Institutional Class, which was 1.20%.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule
12b-1 of the 1940 Act. The plans provide that the A Class and the R Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25% for the A Class and 0.50% for the R Class. The plans provide that the B Class and C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the six months ended December 31, 2008, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century
Services, LLC.

The fund is eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM). JPMIM is
a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. Effective September 6, 2008, JPMorgan Chase Bank is a
custodian of the fund. JPMorgan Chase Bank is a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities and securities sold short, excluding short-term investments, for the six months ended December 31, 2008, were $435,148,239 and $439,301,252, respectively.

------
27

4. CAPITAL SHARE TRANSACTIONS

The corporation is authorized to issue 3,000,000,000 shares. Transactions in shares of the fund were as follows:

                               Six months ended                Year ended
                               December 31, 2008              June 30, 2008
                             Shares        Amount         Shares        Amount
INVESTOR CLASS/SHARES
AUTHORIZED                  50,000,000                   50,000,000
                            ==========                  ===========
Sold                         1,206,499   $ 12,743,883     2,436,671   $ 26,660,141

Issued in reinvestment
of distributions                    --             --        18,408        202,673

Redeemed                     (879,116)    (9,204,391)   (1,652,250)   (17,832,227)
                            ----------   ------------   -----------   ------------
                               327,383      3,539,492       802,829      9,030,587
                            ----------   ------------   -----------   ------------
INSTITUTIONAL
CLASS/SHARES AUTHORIZED     50,000,000                   50,000,000
                            ==========                  ===========
Sold                           935,936     10,067,952     1,009,991     11,110,432

Issued in reinvestment
of distributions                    --             --        16,975        187,233

Redeemed                     (371,306)    (3,923,125)   (1,581,296)   (17,463,963)
                            ----------   ------------   -----------   ------------
                               564,630      6,144,827     (554,330)    (6,166,298)
                            ----------   ------------   -----------   ------------
A CLASS/SHARES
AUTHORIZED                  70,000,000                   70,000,000
                            ==========                  ===========
Sold                         2,685,395     28,299,712     8,357,761     92,122,848

Issued in reinvestment
of distributions                    --             --       202,222      2,226,467

Redeemed                   (2,680,922)   (27,967,437)   (5,044,119)   (54,371,327)
                            ----------   ------------   -----------   ------------
                                 4,473        332,275     3,515,864     39,977,988
                            ----------   ------------   -----------   ------------
B CLASS/SHARES
AUTHORIZED                  10,000,000                   10,000,000
                            ==========                  ===========
Sold                            84,171        874,960       131,975      1,493,383

Issued in reinvestment
of distributions                    --             --         2,186         23,822

Redeemed                      (29,142)      (299,492)     (120,379)    (1,346,799)
                            ----------   ------------   -----------   ------------
                                55,029        575,468        13,782        170,406
                            ----------   ------------   -----------   ------------
C CLASS/SHARES
AUTHORIZED                  10,000,000                   10,000,000
                            ==========                  ===========
Sold                           265,692      2,763,821     1,010,157     11,024,091

Issued in reinvestment
of distributions                    --             --        12,549        136,661

Redeemed                     (353,704)    (3,635,826)     (872,518)    (9,230,341)
                            ----------   ------------   -----------   ------------
                              (88,012)      (872,005)       150,188      1,930,411
                            ----------   ------------   -----------   ------------
R CLASS/SHARES
AUTHORIZED                  10,000,000                   10,000,000
                            ==========                  ===========
Sold                            12,956        136,119        13,623        148,710

Issued in reinvestment
of distributions                    --             --           918         10,057

Redeemed                         (412)        (4,364)         (752)        (8,142)
                            ----------   ------------   -----------   ------------
                                12,544        131,755        13,789        150,625
                            ----------   ------------   -----------   ------------
Net increase (decrease)        876,047    $ 9,851,812     3,942,122   $ 45,093,719
                            ==========   ============   ===========   ============

------
28

5. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as a fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of December 31, 2008:

                                    Value of Investment      Value of Securities
Valuation Inputs                         Securities              Sold Short

Level 1 -- Quoted Prices                     $211,324,890           $(213,500,247)

Level 2 -- Other Significant
Observable Inputs                              17,700,000                       --

Level 3 -- Significant
Unobservable Inputs                                    --                       --
                                             ------------           --------------
                                             $229,024,890           $(213,500,247)
                                             ============           ==============

6. BANK LINE OF CREDIT

The fund, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the fund to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended December 31,
2008.

7. INTERFUND LENDING

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC).
This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund's investment policies and borrowing and lending limits.
The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates.
Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended December 31, 2008, the fund did not utilize the program.

8. RISK FACTORS

The fund's investment process may produce high portfolio turnover and high short-term capital gains distributions. In addition, its investment approach may involve higher volatility, short sales risk and overweighting risk. The fund may suffer losses when taking long positions in market sectors or industries that are not offset by corresponding short positions, resulting in an over- or underweighted sector or industry.

------
29

9. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $251,045,145
                                                                    =============
Gross tax appreciation of investments                                $ 13,619,726

Gross tax depreciation of investments                                (35,639,981)
                                                                    -------------
Net tax appreciation (depreciation) of investments                  $(22,020,255)
                                                                    =============
Net tax appreciation (depreciation) on securities sold short          $44,485,840
                                                                    -------------
Net tax appreciation (depreciation)                                   $22,465,585
                                                                    =============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and on return of capital dividends.

As of June 30, 2008, the fund had accumulated capital losses of $(19,997,442), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers of $(726,363), $(11,723,614) and $(7,547,465) expire in 2014, 2015 and 2016, respectively.

As of June 30, 2008, the fund had capital loss deferrals of $(6,930,264), which represent net capital losses incurred in the eight-month period ended
June 30, 2008. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

10. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

------
30

FINANCIAL HIGHLIGHTS
Long-Short Market Neutral

Investor Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                                  2008(1)      2008   2007(2)      2006    2005(3)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                          $10.92    $11.22    $10.40     $9.97     $10.00
                                   ------    ------    ------    ------     ------
Income From Investment
Operations

 Net Investment Income
 (Loss)(4)                         (0.05)      0.08      0.14      0.24       0.06

 Net Realized and
 Unrealized Gain (Loss)            (0.16)    (0.15)      0.68      0.27     (0.09)
                                   ------    ------    ------    ------     ------
 Total From Investment
 Operations                        (0.21)    (0.07)      0.82      0.51     (0.03)
                                   ------    ------    ------    ------     ------
Distributions

 From Net Investment
 Income                                --    (0.23)        --    (0.08)         --
                                   ------    ------    ------    ------     ------
Net Asset Value, End of
Period                             $10.71    $10.92    $11.22    $10.40      $9.97
                                   ======    ======    ======    ======     ======

TOTAL RETURN(5)                   (1.92)%   (0.67)%     7.88%     5.08%    (0.30)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets            3.45%(6)     2.89%  2.71%(6)     3.45%   2.76%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                     (0.96)%(6)     0.90%  2.61%(6)     2.17%   2.23%(6)

Portfolio Turnover Rate              219%      356%      181%      428%       171%

Portfolio Turnover Rate
Excluding Short Sales                 76%      137%       38%       50%        36%

Net Assets, End of Period
(in thousands)                    $31,896   $28,939   $20,732   $12,781       $498

Ratio of Operating Expenses
(excluding dividend expense
on securities sold short)
to Average Net Assets            1.40%(6)     1.39%  1.39%(6)     1.38%   1.37%(6)

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) September 30, 2005 (fund inception) through December 31, 2005.

(4) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
31

Long-Short Market Neutral

Institutional Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                                  2008(1)      2008   2007(2)      2006    2005(3)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                          $10.95    $11.24    $10.40     $9.97     $10.00
                                   ------    ------    ------    ------     ------
Income From Investment
Operations

 Net Investment Income
 (Loss)(4)                         (0.04)      0.17      0.15      0.25       0.06

 Net Realized and
 Unrealized Gain (Loss)            (0.15)    (0.22)      0.69      0.28     (0.09)
                                   ------    ------    ------    ------     ------
 Total From Investment
 Operations                        (0.19)    (0.05)      0.84      0.53     (0.03)
                                   ------    ------    ------    ------     ------
Distributions

 From Net Investment
 Income                                --    (0.24)        --    (0.10)         --
                                   ------    ------    ------    ------     ------
Net Asset Value, End of
Period                             $10.76    $10.95    $11.24    $10.40      $9.97
                                   ======    ======    ======    ======     ======

TOTAL RETURN(5)                   (1.74)%   (0.48)%     8.08%     5.30%    (0.30)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets            3.25%(6)     2.69%  2.51%(6)     3.25%   2.56%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                     (0.76)%(6)     1.10%  2.81%(6)     2.37%   2.43%(6)

Portfolio Turnover Rate              219%      356%      181%      428%       171%

Portfolio Turnover Rate
Excluding Short Sales                 76%      137%       38%       50%        36%

Net Assets, End of Period
(in thousands)                    $18,830   $12,989   $19,559   $14,412       $499

Ratio of Operating Expenses
(excluding dividend expense
on securities sold short)
to Average Net Assets            1.20%(6)     1.19%  1.19%(6)     1.18%   1.17%(6)

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) September 30, 2005 (fund inception) through December 31, 2005.

(4) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
32

Long-Short Market Neutral

A Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                                 2008(1)       2008   2007(2)      2006    2005(3)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                         $10.89     $11.21    $10.40     $9.96     $10.00
                                  ------     ------    ------    ------     ------
Income From Investment
Operations

 Net Investment Income
 (Loss)(4)                        (0.06)       0.07      0.13      0.20       0.05

 Net Realized and
 Unrealized Gain (Loss)           (0.16)     (0.18)      0.68      0.29     (0.09)
                                  ------     ------    ------    ------     ------
 Total From Investment
 Operations                       (0.22)     (0.11)      0.81      0.49     (0.04)
                                  ------     ------    ------    ------     ------
Distributions

 From Net Investment
 Income                               --     (0.21)        --    (0.05)         --
                                  ------     ------    ------    ------     ------
Net Asset Value, End of
Period                            $10.67     $10.89    $11.21    $10.40      $9.96
                                  ======     ======    ======    ======     ======

TOTAL RETURN(5)                  (2.02)%    (0.98)%     7.79%     4.93%    (0.40)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average Net
Assets                          3.70%(6)      3.14%  2.96%(6)     3.70%   3.01%(6)

Ratio of Net Investment
Income (Loss) to Average
Net Assets                    (1.21)%(6)      0.65%  2.36%(6)     1.92%   1.98%(6)

Portfolio Turnover Rate             219%       356%      181%      428%       171%

Portfolio Turnover Rate
Excluding Short Sales                76%       137%       38%       50%        36%

Net Assets, End of Period
(in thousands)                  $142,374   $145,265  $110,065   $56,219       $498

Ratio of Operating
Expenses (excluding
dividend expense on
securities sold short) to
Average Net Assets              1.65%(6)      1.64%  1.64%(6)     1.63%   1.62%(6)

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) September 30, 2005 (fund inception) through December 31, 2005.

(4) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
33

Long-Short Market Neutral

B Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                                   2008(1)      2008    2007(2)    2006    2005(3)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                           $10.76    $11.11     $10.35   $9.94     $10.00
                                    ------    ------     ------  ------     ------
Income From Investment
Operations

 Net Investment Income
 (Loss)(4)                          (0.10)     --(5)       0.09    0.12       0.03

 Net Realized and
 Unrealized Gain (Loss)             (0.16)    (0.18)       0.67    0.29     (0.09)
                                    ------    ------     ------  ------     ------
 Total From Investment
 Operations                         (0.26)    (0.18)       0.76    0.41     (0.06)
                                    ------    ------     ------  ------     ------
Distributions

 From Net Investment
 Income                                 --    (0.17)         --      --         --
                                    ------    ------     ------  ------     ------
Net Asset Value, End of
Period                              $10.50    $10.76     $11.11  $10.35      $9.94
                                    ======    ======     ======  ======     ======

TOTAL RETURN(6)                    (2.42)%   (1.63)%      7.34%   4.12%    (0.60)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets             4.45%(7)     3.89%   3.71%(7)   4.45%   3.76%(7)

Ratio of Net Investment
Income (Loss) to Average Net
Assets                          (1.96)%(7)   (0.10)%   1.61%(7)   1.17%   1.23%(7)

Portfolio Turnover Rate               219%      356%       181%    428%       171%

Portfolio Turnover Rate
Excluding Short Sales                  76%      137%        38%     50%        36%

Net Assets, End of Period
(in thousands)                      $3,575    $3,071     $3,020  $1,505       $497

Ratio of Operating Expenses
(excluding dividend expense
on securities sold short) to
Average Net Assets                2.40%(7)     2.39%   2.39%(7)   2.38%   2.37%(7)

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) September 30, 2005 (fund inception) through December 31, 2005.

(4) Computed using average shares outstanding throughout the period.

(5) Per-share amount was less than $0.005.

(6) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(7) Annualized.

See Notes to Financial Statements.

------
34

Long-Short Market Neutral

C Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                                   2008(1)      2008    2007(2)    2006    2005(3)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                           $10.75    $11.11     $10.35   $9.94     $10.00
                                    ------    ------     ------  ------     ------
Income From Investment
Operations

 Net Investment Income
 (Loss)(4)                          (0.10)     --(5)       0.09    0.12       0.03

 Net Realized and
 Unrealized Gain (Loss)             (0.15)    (0.19)       0.67    0.29     (0.09)
                                    ------    ------     ------  ------     ------
 Total From Investment
 Operations                         (0.25)    (0.19)       0.76    0.41     (0.06)
                                    ------    ------     ------  ------     ------
Distributions

 From Net Investment
 Income                                 --    (0.17)         --      --         --
                                    ------    ------     ------  ------     ------
Net Asset Value, End of
Period                              $10.50    $10.75     $11.11  $10.35      $9.94
                                    ======    ======     ======  ======     ======

TOTAL RETURN(6)                    (2.33)%   (1.72)%      7.34%   4.12%    (0.60)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets             4.45%(7)     3.89%   3.71%(7)   4.45%   3.76%(7)

Ratio of Net Investment
Income (Loss) to Average Net
Assets                          (1.96)%(7)   (0.10)%   1.61%(7)   1.17%   1.23%(7)

Portfolio Turnover Rate               219%      356%       181%    428%       171%

Portfolio Turnover Rate
Excluding Short Sales                  76%      137%        38%     50%        36%

Net Assets, End of Period
(in thousands)                     $19,254   $20,673    $19,690  $8,393       $497

Ratio of Operating Expenses
(excluding dividend expense
on securities sold short) to
Average Net Assets                2.40%(7)     2.39%   2.39%(7)   2.38%   2.37%(7)

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) September 30, 2005 (fund inception) through December 31, 2005.

(4) Computed using average shares outstanding throughout the period.

(5) Per-share amount was less than $0.005.

(6) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(7) Annualized.

See Notes to Financial Statements.

------
35

Long-Short Market Neutral

R Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                                   2008(1)      2008    2007(2)    2006    2005(3)
PER-SHARE DATA

Net Asset Value, Beginning
of Period                           $10.85    $11.18     $10.39   $9.96     $10.00
                                    ------    ------     ------  ------     ------
Income From Investment
Operations

 Net Investment Income
 (Loss)(4)                          (0.07)      0.04       0.11    0.17       0.04

 Net Realized and
 Unrealized Gain (Loss)             (0.16)    (0.17)       0.68    0.29     (0.08)
                                    ------    ------     ------  ------     ------
 Total From Investment
 Operations                         (0.23)    (0.13)       0.79    0.46     (0.04)
                                    ------    ------     ------  ------     ------
Distributions

 From Net Investment
 Income                                 --    (0.20)         --  (0.03)         --
                                    ------    ------     ------  ------     ------
Net Asset Value, End of
Period                              $10.62    $10.85     $11.18  $10.39      $9.96
                                    ======    ======     ======  ======     ======

TOTAL RETURN(5)                    (2.12)%   (1.19)%      7.60%   4.57%    (0.40)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets             3.95%(6)     3.39%   3.21%(6)   3.95%   3.26%(6)

Ratio of Net Investment
Income (Loss) to Average Net
Assets                          (1.46)%(6)     0.40%   2.11%(6)   1.67%   1.73%(6)

Portfolio Turnover Rate               219%      356%       181%    428%       171%

Portfolio Turnover Rate
Excluding Short Sales                  76%      137%        38%     50%        36%

Net Assets, End of Period
(in thousands)                        $812      $694       $561    $521       $498

Ratio of Operating Expenses
(excluding dividend expense
on securities sold short) to
Average Net Assets                1.90%(6)     1.89%   1.89%(6)   1.88%   1.87%(6)

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period. For the years before June 30, 2007, the fund's fiscal year end was
December 31.

(3) September 30, 2005 (fund inception) through December 31, 2005.

(4) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(6) Annualized.

See Notes to Financial Statements.

------
36

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, distributions you receive from certain IRAs, or 403(b),
457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.

------
37

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The CITIGROUP 3-MONTH TREASURY BILL INDEX measures monthly return equivalents of yield averages that are not marked to market. This index is an average of the last three 3-month Treasury bill issues.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

------
38

NOTES

------
39

NOTES

------
40

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE. . . . . . . . . . . . . . . . .       1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE. . . . . . . . . . . . . .       1-800-345-2021 or
                                                                  816-531-5575

INVESTORS USING ADVISORS. . . . . . . . . . . . . . . . . .       1-800-378-9878

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED RETIREMENT PLANS .
.. . . . . . . . . . . . . . . . . . . . . . . . . .               1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES. . . . . . . .       1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF. . . . . . . . . . .       1-800-634-4113

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0902
CL-SAN-64102N

[front cover]

SEMIANNUAL REPORT
DECEMBER 31, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

INTERNATIONAL CORE EQUITY FUND

PRESIDENT'S LETTER

[photo of Jonathan Thomas]

JONATHAN THOMAS

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended
December 31, 2008. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I'd like to provide my perspective on how we have managed--and continue to manage--your investments in these uncertain times.

As a company, American Century Investments® is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and--through its disciplined processes and teamwork--helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we've demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We've stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

/s/Jonathan S. Thomas

Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      Foreign Stock Index Returns. . . . . . . . . . . . . . . . . . . . .      2

INTERNATIONAL CORE EQUITY

FINANCIAL STATEMENTS

OTHER INFORMATION

     Additional Information. . . . . . . . . . . . . . . . . . . . . . . .     29
     Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . .     30

The opinions expressed in the Market Perspective and the Portfolio Commentary
reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments'
knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By John Schniedwind, Chief Investment Officer, Quantitative Equity

INTERNATIONAL MARKETS FELL SHARPLY

Stock markets worldwide suffered substantial losses during the final six months of 2008. The twin traumas of a mounting credit crisis and a deepening global recession sent the global equity markets into a tailspin.

The worldwide credit crisis, which grew out of the 2007 mortgage and housing market meltdown in the U.S., worsened during the six-month period. Continued
deterioration and a lack of liquidity in the credit markets, along with growing credit-related losses, led to the failure, takeover, or government bailout of a number of major financial companies around the globe.

Meanwhile, an economic downturn that began with a recession in the U.S.
continued to spread throughout the globe, first into Europe and then to other regions of the world. Emerging-market economies, which had experienced rapid growth in recent years, were not spared from the slowdown. The worldwide economic weakness led many of the world's central banks to coordinate policy and lower interest rates in an unprecedented effort to stimulate economic growth.

Nonetheless, economic and credit conditions continued to deteriorate, causing investors to grow apprehensive about the uncertain timetable for recovery. As a result, the broad international stock indexes fell by more than 30% for the six-month period.

EMERGING MARKETS LAGGED DEVELOPED MARKETS

Every major stock market around the world declined during the period, but developed markets held up better than emerging markets. The Japanese stock market generated the best results, while its neighbors in Asia and the Pacific
Rim posted the largest declines. Emerging markets plunged, losing nearly half of their value during the period as exports to developed countries withered and increasingly risk-averse investors shifted out of more-volatile markets.

On a sector basis, energy and materials were among the worst-performing sectors. Both sectors were hit hard by a substantial drop in commodity prices as economic activity waned. Financials also posted significant losses. The two most defensive sectors of the market, consumer staples and health care, generated the smallest declines, along with telecommunication services.

Foreign Stock Index Returns
For the six months ended December 31, 2008*

MSCI EAFE INDEX                                                -36.41%
MSCI EAFE Value Index                                          -35.16%
MSCI EAFE Growth Index                                         -37.62%

MSCI WORLD FREE INDEX                                          -33.71%
MSCI Japan Index                                               -25.06%
MSCI Europe Index                                              -38.83%
MSCI Pacific Free ex-Japan Index                               -43.92%
MSCI EM Index (emerging markets)                               -47.01%

*Total returns for periods less than one year are not annualized.

------
2

PERFORMANCE
International Core Equity

Total Returns as of December 31, 2008
                                                    Average
                                                Annual Returns
                                                     Since       Inception
                         6 months(1)   1 year      Inception        Date

INVESTOR CLASS             -38.03%     -43.23%      -18.91%       11/30/06

MSCI EAFE INDEX            -36.41%     -43.38%      -18.73%          --

Institutional Class        -37.97%     -43.12%      -18.75%          --

A Class
 No sales charge*          -38.11%     -43.36%      -19.09%
 With sales charge*        -41.66%     -46.63%      -21.36%       11/30/06

B Class
 No sales charge*          -38.34%     -43.81%      -19.72%
 With sales charge*        -43.34%     -47.81%      -21.57%       11/30/06

C Class
 No sales charge*          -38.34%     -43.81%      -19.72%
 With sales charge*        -38.94%     -43.81%      -19.72%       11/30/06

R Class                    -38.13%     -43.49%      -19.28%       11/30/06

* Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 5.75% maximum initial sales charge for equity funds and may be subject to a maximum CDSC of 1.00%. B
Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Total returns for periods less than one year are not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

International Core Equity

Growth of $10,000 Over Life of Class

$10,000 investment made November 30, 2006

One-Year Returns Over Life of Class
Periods ended December 31
                    2006*    2007      2008

Investor Class      4.90%    8.41%   -43.23%

MSCI EAFE Index     3.14%   11.17%   -43.38%

* From 11/30/06, the Investor Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. International investing involves special risks, such as political instability and currency fluctuations. Investing in emerging markets may accentuate these risks.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses (such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
4

PORTFOLIO COMMENTARY
International Core Equity

Portfolio Managers: John Schniedwind and Zili Zhang

PERFORMANCE SUMMARY

International Core Equity returned -38.03%* for the six months ended December
31, 2008, trailing the -36.41% return of the fund's benchmark, the MSCI EAFE
Index.

International Core Equity's sharp decline for the six-month period reflected the tumultuous environment in the international stock markets. The portfolio underperformed the MSCI EAFE Index as stock selection detracted in seven of 10 market sectors. From a regional perspective, holdings in Europe detracted the most, particularly in the Netherlands and the U.K. (the portfolio's largest country weighting).

INDUSTRIALS LAGGED

Stock selection in the industrials sector had the biggest negative impact on performance versus the MSCI EAFE Index. Stock choices among construction and engineering firms and machinery manufacturers contributed the most to underperformance in this sector.

The worst contributor in the materials sector was Swiss machinery maker Bobst, which makes equipment for the containers and packaging industry. The stock fell sharply as the global economic downturn led to reduced demand for its products. Other notable detractors that were adversely impacted by the economic slowdown included Danish engineering company FLSmidth, which provides equipment and services to cement and minerals companies, and Boskalis
Westminster, a Dutch dredging company. In addition to the general economic environment, Boskalis' exposure to the slumping energy sector weighed on results.

FINANCIALS AND MATERIALS ALSO UNDERPERFORMED

The portfolio's financials and materials holdings also underperformed their counterparts in the benchmark index. Security selection among insurance firms and an underweight position in commercial banks were responsible for the bulk of the underperformance in the financials sector. Two Dutch companies, insurer
Aegon and financial services company ING, were the biggest detractors. Both companies booked sizable losses and were forced to accept a capital injection from the Dutch government to maintain liquidity and shore up their balance sheets.

In the materials sector, chemicals companies produced virtually all of the underperformance. The largest individual detractor in the portfolio was
Norwegian agricultural chemicals company Yara International, which tumbled as commodity prices--particularly those of mineral fertilizers and other related chemicals--plummeted during the six-month period.

Top Ten Holdings as of December 31, 2008
                                      % of net       % of net
                                    assets as of   assets as of
                                      12/31/08        6/30/08

Nestle SA                               2.8%           1.9%
Royal Dutch Shell plc B Shares          2.6%           2.5%
BP plc                                  2.5%           1.9%
iShares MSCI EAFE Index Fund            2.1%           0.5%
Novartis AG                             1.8%           1.5%
Vodafone Group plc                      1.4%           1.6%
E.ON AG                                 1.4%           1.6%
HSBC Holdings plc                       1.4%           0.9%
GlaxoSmithKline plc                     1.4%           0.2%
France Telecom SA                       1.4%           1.1%

*All fund returns referenced in this commentary are for Investor Class shares.
Total returns for periods less than one year are not annualized.

------
5

International Core Equity

CONSUMER STAPLES AND TELECOM OUTPERFORMED

The portfolio's holdings in the consumer staples and telecommunication services sectors contributed positively to relative performance during the six-month period. Food and staples retailers were the top contributors in the consumer staples sector, led by Japanese convenience store operators Lawson and FamilyMart. Both companies benefited as Japan's convenience stores posted their first same-store sales growth in nine years, primarily due to a consumer shift toward lower-priced shopping destinations as economic conditions deteriorated.

In the telecom sector, the best contributor was French telecom services provider France Telecom, which reported better-than-expected earnings and maintained its dividend despite the difficult economic environment. Japanese telecom provider Nippon Telegraph & Telephone and its publicly traded wireless subsidiary, NTT DoCoMo, were also strong contributors thanks to robust earnings growth and lower operating costs.

A LOOK AHEAD

The current crisis--driven by frozen credit markets, a loss of confidence in the financial sector, and a global recession--is likely to remain in place as we move through the first half of 2009. Nonetheless, we are taking steps to position ourselves for an eventual turnaround in the worldwide equity markets.
Valuation spreads have widened to above-average levels, creating opportunities for our valuation factors to identify and exploit. As a result, we are moving slowly but deliberately to reduce underweight positions in industries and stocks that have suffered the steepest declines in the past year. However, our enthusiasm for value remains tempered by balance-sheet factors such as liquidity, debt, and financial strength.

Most importantly, we are taking advantage of the challenging market environment to learn, adapt, and innovate as we constantly look for ways to improve our investment process for the long-term benefit of our shareholders.

Investments by Country as of December 31, 2008
                                                  % of net           % of net
                                                assets as of         assets as
                                                  12/31/08          of 6/30/08

Japan                                              23.6%               17.9%
United Kingdom                                     16.4%               20.5%
Germany                                            11.7%               10.9%
Switzerland                                         9.7%               8.0%
France                                              9.3%               8.1%
Australia                                           5.4%               5.0%
Netherlands                                         5.4%               3.6%
Spain                                               3.8%               4.7%
People's Republic of China                          3.4%               0.8%
Italy                                               3.0%               2.5%
Other Countries                                     7.9%               16.0%
Cash and Equivalents(1)                             0.4%               2.0%

(1) Includes temporary cash investments, securities lending collateral and other assets and liabilities.

Types of Investments in Portfolio
                                                  % of net           % of net
                                                assets as of       assets as of
                                                  12/31/08            6/30/08

Foreign Common Stocks & Rights                     99.6%               98.0%
Temporary Cash Investments                           --                1.1%
Other Assets and Liabilities(2)                     0.4%               0.9%

(2) Includes securities lending collateral and other assets and liabilities.

------
6

SHAREHOLDER FEE EXAMPLE (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------
7

                           Beginning      Ending       Expenses Paid
                            Account      Account       During Period*     Annualized
                             Value        Value           7/1/08 -         Expense
                            7/1/08       12/31/08         12/31/08          Ratio*
ACTUAL
Investor Class              $1,000       $619.70           $4.78            1.17%
Institutional Class         $1,000       $620.30           $3.96            0.97%
A Class                     $1,000       $618.90           $5.79            1.42%
B Class                     $1,000       $616.60           $8.84            2.17%
C Class                     $1,000       $616.60           $8.84            2.17%
R Class                     $1,000       $618.70           $6.81            1.67%

HYPOTHETICAL
Investor Class              $1,000      $1,019.31          $5.96            1.17%
Institutional Class         $1,000      $1,020.32          $4.94            0.97%
A Class                     $1,000      $1,018.05          $7.22            1.42%
B Class                     $1,000      $1,014.27          $11.02           2.17%
C Class                     $1,000      $1,014.27          $11.02           2.17%
R Class                     $1,000      $1,016.79          $8.49            1.67%

* Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
8

SCHEDULE OF INVESTMENTS
International Core Equity

DECEMBER 31, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks & Rights -- 99.6%

AUSTRALIA -- 5.4%
    3,933  Amcor Ltd.                                                     $ 15,985
      636  Australia & New Zealand Banking Group Ltd.                        6,827
    2,736  BHP Billiton Ltd.                                                57,624
    3,006  BlueScope Steel Ltd.                                              7,383
      486  Coca-Cola Amatil Ltd.                                             3,141
      177  CSL Ltd.                                                          4,180
      760  Incitec Pivot Ltd.                                                1,344
   83,470  Macquarie Office Trust                                           14,131
    1,282  National Australia Bank Ltd.                                     18,795
    1,631  Newcrest Mining Ltd.                                             38,683
    3,545  Qantas Airways Ltd.                                               6,537
      943  QBE Insurance Group Ltd.                                         17,141
      845  Rio Tinto Ltd.                                                   22,633
    8,797  Tatts Group Ltd.                                                 17,185
    3,629  Westpac Banking Corp.                                            43,216
      938  Woolworths Ltd.                                                  17,501
                                                                        ----------
                                                                           292,306
                                                                        ----------
AUSTRIA(1)
      128  Erste Bank der oesterreichischen Sparkassen AG                    3,001
                                                                        ----------
BELGIUM -- 0.1%
      169  Umicore                                                           3,335
                                                                        ----------
DENMARK -- 1.4%
       83  Carlsberg AS B Shares                                             2,725
      100  Dampskibsselskabet Norden AS                                      3,528
      138  FLSmidth & Co. AS                                                 4,802
      986  Novo Nordisk AS B Shares                                         50,177
      272  Vestas Wind Systems AS(2)                                        16,166
                                                                        ----------
                                                                            77,398
                                                                        ----------
FINLAND -- 0.1%
      267  Rautaruukki Oyj                                                   4,602
                                                                        ----------
FRANCE -- 9.3%
    1,139  AXA SA                                                           25,394
      851  BNP Paribas                                                      35,935
      244  Bouygues                                                         10,328
      291  Casino Guichard Perrachon SA                                     22,128
      253  Cie de Saint-Gobain                                              11,933
    1,764  Credit Agricole SA                                               20,061
    2,641  France Telecom SA                                                73,872
      496  GDF Suez                                                         24,565
       48  Hermes International                                              6,705

Shares                                                                       Value

      200  L'Oreal SA                                                     $ 17,379
      358  Nexans SA                                                        21,382
      570  Sanofi-Aventis                                                   36,203
      592  Societe Generale                                                 29,983
      219  Sodexo                                                           12,119
      129  Suez Environnement SA(2)                                          2,175
      171  Technip SA                                                        5,239
      905  Total SA                                                         49,339
      204  Ubisoft Entertainment SA(2)                                       3,989
       65  Unibail-Rodamco                                                   9,681
      295  Valeo SA                                                          4,386
       40  Vilmorin & Cie                                                    4,080
      495  Vinci SA                                                         20,846
    1,638  Vivendi                                                          53,329
                                                                        ----------
                                                                           501,051
                                                                        ----------
GERMANY -- 11.7%
      131  adidas AG                                                         5,038
      356  Allianz SE                                                       38,184
    1,312  BASF SE                                                          51,843
      350  Bayer AG                                                         20,561
      274  Bayerische Motoren Werke AG                                       8,423
      759  Commerzbank AG                                                    7,235
    1,154  Daimler AG                                                       43,848
    1,002  Deutsche Bank AG                                                 39,958
      815  Deutsche Lufthansa AG                                            12,903
    2,121  Deutsche Telekom AG                                              32,226
    1,899  E.ON AG                                                          76,790
      642  Gildemeister AG                                                   7,226
      889  Hannover Rueckversicherung AG                                    28,282
      243  HeidelbergCement AG                                              10,823
      588  MAN AG                                                           32,430
       44  Muenchener Rueckversicherungs - Gersellschaft AG                  6,915
      820  Norddeutsche Affinerie AG                                        32,585
       88  Porsche Automobil Holding SE Preference Shares                    6,856
    2,200  Praktiker Bau - und Heimwerkermaerkte AG                         24,222
      341  RWE AG                                                           30,655
      211  Salzgitter AG                                                    16,666
      529  Siemens AG                                                       39,622
      483  ThyssenKrupp AG                                                  13,062
       79  Volkswagen AG                                                    27,674
      174  Wacker Chemie AG                                                 18,504
                                                                        ----------
                                                                           632,531
                                                                        ----------

------
9

International Core Equity

Shares                                                                       Value

GREECE -- 0.8%
      659  Alpha Bank AE                                                   $ 6,190
       12  National Bank of Greece SA                                          222
    1,289  OPAP SA                                                          37,082
                                                                        ----------
                                                                            43,494
                                                                        ----------
HONG KONG -- 1.7%
    2,500  BOC Hong Kong Holdings Ltd.                                       2,854
    1,500  China Mobile Ltd.                                                15,208
    6,000  Chinese Estates Holdings Ltd.                                     6,851
    1,000  CLP Holdings Ltd.                                                 6,799
    2,700  Dairy Farm International Holdings Ltd.                           11,531
      800  Hang Seng Bank Ltd.                                              10,566
    2,000  Hongkong Electric Holdings                                       11,251
    4,000  Hutchison Whampoa Ltd.                                           20,177
   19,000  Pacific Basin Shipping Ltd.                                       8,734
                                                                        ----------
                                                                            93,971
                                                                        ----------
ITALY -- 3.0%
    7,150  Enel SpA                                                         45,725
    2,938  ENI SpA                                                          69,619
      626  Mediaset SpA                                                      3,575
   11,483  Telecom Italia SpA                                               18,678
   10,680  UniCredit SpA                                                    26,588
                                                                        ----------
                                                                           164,185
                                                                        ----------
JAPAN -- 23.6%
      700  Advantest Corp.                                                  11,333
      600  Asahi Breweries Ltd.                                             10,326
      500  Astellas Pharma, Inc.                                            20,346
    2,000  Bank of Yokohama Ltd. (The)                                      11,830
      600  Canon, Inc.                                                      18,835
      600  Capcom Co. Ltd.                                                  13,483
        2  Central Japan Railway Co.                                        17,286
    1,000  Chiba Bank Ltd. (The)                                             6,248
      700  Chubu Electric Power Co., Inc.                                   21,275
      200  Daito Trust Construction Co. Ltd.                                10,472
      500  Eisai Co. Ltd.                                                   20,720
      300  FamilyMart Co. Ltd.                                              13,033
    3,000  Furkawa Electric Co. Ltd.                                        14,603
    3,000  Hino Motors Ltd.                                                  6,176
      200  Hokuriku Electric Power Co.                                       5,661
      800  Honda Motor Co. Ltd.                                             17,350
        1  INPEX Corp.                                                       7,901
    3,000  ITOCHU Corp.                                                     15,051
    1,000  Iyo Bank Ltd. (The)                                              12,411
    1,000  Kaken Pharmaceutical Co. Ltd.                                    11,014
      500  Kansai Electric Power Co., Inc. (The)                            14,489
    2,000  Kawasaki Heavy Industries Ltd.                                    4,056

Shares                                                                       Value

        2  KDDI Corp.                                                     $ 14,245
    1,000  Kikkoman Corp.                                                   11,804
    1,300  Komatsu Ltd.                                                     16,467
    1,300  Konami Corp.                                                     33,468
    3,000  Konica Minolta Holdings, Inc.                                    23,246
    3,000  Kubota Corp.                                                     21,565
      200  Kyocera Corp.                                                    14,428
      500  LAWSON, Inc.                                                     28,836
    2,800  Leopalace21 Corp.                                                28,391
    4,000  Marubeni Corp.                                                   15,246
    3,000  Minebea Co. Ltd.                                                 10,309
      600  Mitsubishi Corp.                                                  8,423
    2,000  Mitsubishi Heavy Industries Ltd.                                  8,924
    1,000  Mitsubishi Materials Corp.                                        2,521
    9,900  Mitsubishi UFJ Financial Group, Inc.                             61,429
      190  Mitsubishi UFJ Lease & Finance Co. Ltd.                           4,827
    1,800  Mitsumi Electric Co. Ltd.                                        31,816
        9  Mizuho Financial Group, Inc.                                     26,786
      300  Nifco, Inc.                                                       3,056
        1  Nippon Building Fund, Inc.                                       10,976
    1,000  Nippon Meat Packers, Inc.                                        15,112
    1,000  Nippon Sheet Glass Co. Ltd.                                       3,284
    4,000  Nippon Steel Corp.                                               13,135
        9  Nippon Telegraph & Telephone Corp.                               48,370
    1,500  Nisshin Seifun Group, Inc.                                       19,682
      100  Nitori Co. Ltd.                                                   7,761
      400  Nomura Real Estate Holdings, Inc.                                 7,989
        5  NTT Data Corp.                                                   20,071
       28  NTT DoCoMo, Inc.                                                 55,196
       16  Resona Holdings, Inc.                                            25,363
      600  Sankyo Co. Ltd.                                                  30,305
       22  SBI Holdings, Inc.                                                3,400
    1,600  Seiko Epson Corp.                                                25,486
    1,000  Seven & i Holdings Co. Ltd.                                      34,260
    2,500  Shinko Electric Industries Co.                                   20,399
    1,000  Shiseido Co. Ltd.                                                20,471
    1,100  Sony Corp.                                                       23,913
    1,000  Sumitomo Heavy Industries Ltd.                                    3,981
        5  Sumitomo Mitsui Financial Group, Inc.                            21,659
      600  Takeda Pharmaceutical Co. Ltd.                                   31,123
      200  Tohoku Electric Power Co., Inc.                                   5,413
      300  Tokyo Electric Power Co., Inc. (The)                             10,017

------
10

International Core Equity

Shares                                                                       Value

    1,000  Tokyo Gas Co. Ltd.                                              $ 5,067
    9,000  Toyo Engineering Corp.                                           28,028
    1,000  Toyo Suisan Kaisha Ltd.                                          28,743
    1,300  Toyota Motor Corp.                                               42,553
      500  Toyota Tsusho Corp.                                               5,343
    3,000  Ube Industries Ltd.                                               8,420
        4  West Japan Railway Co.                                           18,200
    2,000  Yamazaki Baking Co. Ltd.                                         30,775
                                                                        ----------
                                                                         1,274,181
                                                                        ----------
MULTI-NATIONAL -- 2.1%
    2,535  iShares MSCI EAFE Index Fund                                    113,745
                                                                        ----------
NETHERLANDS -- 5.4%
    2,661  European Aeronautic Defence & Space Co. NV                       44,925
    1,046  Heineken Holding NV                                              29,946
      347  ING Groep NV CVA                                                  3,627
      578  Koninklijke Ahold NV                                              7,104
      797  Koninklijke Boskalis Westminster NV                              18,513
      913  Koninklijke DSM NV                                               23,404
    5,508  Royal Dutch Shell plc B Shares                                  138,623
      993  Unilever NV CVA                                                  24,060
                                                                        ----------
                                                                           290,202
                                                                        ----------
NORWAY -- 0.5%
    1,537  StatoilHydro ASA                                                 25,315
                                                                        ----------
PEOPLE'S REPUBLIC OF CHINA -- 3.4%
    2,000  Anhui Conch Cement Co. Ltd. H Shares(2)                           9,292
   52,000  China Citic Bank H Shares                                        17,981
   23,000  China Construction Bank Corp. H Shares                           12,728
   26,000  China COSCO Holdings Co. Ltd. H Shares                           18,321
    6,000  China Life Insurance Co. Ltd. H Shares                           18,489
   13,500  China Railway Construction Corp. H Shares(2)                     20,260
   41,000  China South Locomotive & Rolling Stock Corp. H Shares(2)         22,428
   29,000  Foxconn International Holdings Ltd.(2)                            9,716
   31,000  Industrial & Commercial Bank of China Ltd. H Shares              16,476
    1,500  Ping An Insurance Group Co. of China Ltd. H Shares                7,330
   18,000  Shanghai Electric Group Co. Ltd. H Shares(2)                      7,374

Shares                                                                       Value

   60,000  Shanghai Prime Machinery Co. Ltd. H Shares                      $ 6,880
   14,000  Tingyi (Cayman Islands) Holding Corp.                            16,269
                                                                        ----------
                                                                           183,544
                                                                        ----------
PORTUGAL -- 0.1%
      400  Banco Espirito Santo SA                                           3,760
                                                                        ----------
SINGAPORE -- 0.4%
    2,000  Cosco Corp. (Singapore), Ltd.                                     1,346
    1,000  DBS Group Holdings Ltd.                                           5,932
      500  DBS Group Holdings Ltd. Rights(2)                                 1,041
    2,000  Jardine Cycle & Carriage Ltd.                                    13,284
                                                                        ----------
                                                                            21,603
                                                                        ----------
SPAIN -- 3.8%
      612  Acerinox SA                                                       9,824
      997  Banco Bilbao Vizcaya Argentaria SA                               12,234
    5,091  Banco Santander SA                                               49,134
    9,248  Mapfre SA                                                        31,352
    2,100  Repsol YPF SA                                                    44,727
    2,695  Telefonica SA                                                    60,409
                                                                        ----------
                                                                           207,680
                                                                        ----------
SWEDEN -- 0.7%
    1,150  Nordea Bank AB                                                    8,095
      328  Scania AB B Shares                                                3,283
    1,742  Skanska AB B Shares                                              17,364
      413  Svenska Handelsbanken AB A Shares                                 6,722
                                                                        ----------
                                                                            35,464
                                                                        ----------
SWITZERLAND -- 9.7%
      414  Actelion Ltd.(2)                                                 23,317
      892  Adecco SA                                                        30,276
      564  Bobst Group AG                                                   16,972
       30  Bucher Industries AG                                              3,035
      906  Credit Suisse Group AG                                           24,833
    3,770  Nestle SA                                                       148,586
    1,934  Novartis AG                                                      96,902
      205  Pargesa Holding SA                                               13,706
      331  Roche Holding AG                                                 50,952
    2,343  STMicroelectronics NV                                            15,692
      265  Swiss Reinsurance                                                12,874
    2,148  UBS AG(2)                                                        31,154
      248  Zurich Financial Services AG                                     53,835
                                                                        ----------
                                                                           522,134
                                                                        ----------

------
11

International Core Equity

Shares                                                                       Value

UNITED KINGDOM -- 16.4%
      319  Admiral Group plc                                               $ 4,213
    1,350  Anglo American plc                                               30,836
    1,744  Antofagasta plc                                                  10,772
    1,819  AstraZeneca plc                                                  73,703
    5,471  Aviva plc                                                        30,968
      780  BAE Systems plc                                                   4,251
    8,556  Barclays plc                                                     19,289
    2,520  BHP Billiton plc                                                 47,469
   17,271  BP plc                                                          132,335
    1,239  British American Tobacco plc                                     32,193
      525  British Energy Group plc                                          5,847
      863  British Land Co. plc                                              6,918
   14,054  BT Group plc                                                     27,613
    7,926  Centrica plc                                                     30,457
    1,183  De La Rue plc                                                    15,477
    2,995  Drax Group plc                                                   24,278
    3,991  GlaxoSmithKline plc                                              74,091
      633  Go-Ahead Group plc                                                9,497
      891  Hammerson plc                                                     6,902
    4,171  Home Retail Group plc                                            12,794
    7,798  HSBC Holdings plc                                                74,636
   15,741  Legal & General Group plc                                        17,558
    2,559  Lloyds TSB Group plc                                              4,684
    1,112  Lloyds TSB Group plc Rights(2)                                       --
    1,442  Mitchells & Butlers plc                                           3,340
   19,791  Old Mutual plc                                                   15,812
    2,898  Persimmon plc                                                     9,671
    2,486  Standard Chartered plc                                           31,779
    5,376  Tesco plc                                                        28,009
      302  Unilever plc                                                      6,863
   38,411  Vodafone Group plc                                               77,326
    4,005  Wm Morrison Supermarkets plc                                     16,243
                                                                        ----------
                                                                           885,824
                                                                        ----------
TOTAL INVESTMENT SECURITIES -- 99.6%
(Cost $7,385,092)                                                        5,379,326
                                                                        ----------
OTHER ASSETS AND LIABILITIES -- 0.4%                                        19,820
                                                                        ----------
TOTAL NET ASSETS -- 100.0%                                              $5,399,146
                                                                        ==========

Market Sector Diversification
(as a % of net assets)

Financials                         21.8%
Industrials                        12.1%
Consumer Staples                   11.1%
Health Care                         9.5%
Energy                              8.8%
Materials                           8.4%
Telecommunication Services          7.8%
Consumer Discretionary              7.6%
Utilities                           5.9%
Information Technology              4.5%
Diversified                         2.1%
Other Assets and Liabilities        0.4%

Notes to Schedule of Investments

CVA = Certificaten Van Aandelen

EAFE = Europe, Australasia, and Far East

MSCI = Morgan Stanley Capital International

(1) Category is less than 0.05% of total net assets.

(2) Non-income producing.

See Notes to Financial Statements.

------
12

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008 (UNAUDITED)

ASSETS

Investment securities, at value (cost of $7,385,092)                    $5,379,326

Cash                                                                        50,789

Foreign currency holdings, at value (cost of $7,148)                         7,734

Receivable for capital shares sold                                           7,126

Dividends and interest receivable                                            8,915
                                                                        ----------
                                                                         5,453,890
                                                                        ----------

LIABILITIES

Payable for investments purchased                                           48,188

Accrued management fees                                                      4,931

Distribution fees payable                                                      869

Service fees (and distribution fees -- A Class and R Class) payable            756
                                                                        ----------
                                                                            54,744
                                                                        ----------

NET ASSETS                                                              $5,399,146
                                                                        ==========

See Notes to Financial Statements.

------
13

DECEMBER 31, 2008 (UNAUDITED)

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)                                $ 9,427,907

Undistributed net investment income                                          3,175

Accumulated net realized loss on investment and foreign currency
transactions                                                           (2,026,589)

Net unrealized depreciation on investments and translation of
assets and liabilities in foreign currencies                           (2,005,347)
                                                                       -----------
                                                                       $ 5,399,146
                                                                       ===========

INVESTOR CLASS, $0.01 PAR VALUE

Net assets                                                              $1,448,481

Shares outstanding                                                         250,545

Net asset value per share                                                    $5.78

INSTITUTIONAL CLASS, $0.01 PAR VALUE

Net assets                                                                $844,532

Shares outstanding                                                         146,027

Net asset value per share                                                    $5.78

A CLASS, $0.01 PAR VALUE

Net assets                                                              $1,017,703

Shares outstanding                                                         176,084

Net asset value per share                                                    $5.78

Maximum offering price (net asset value divided by 0.9425)                   $6.13

B CLASS, $0.01 PAR VALUE

Net assets                                                                $698,329

Shares outstanding                                                         120,951

Net asset value per share                                                    $5.77

C CLASS, $0.01 PAR VALUE

Net assets                                                                $739,391

Shares outstanding                                                         128,062

Net asset value per share                                                    $5.77

R CLASS, $0.01 PAR VALUE

Net assets                                                                $650,710

Shares outstanding                                                         112,633

Net asset value per share                                                    $5.78

See Notes to Financial Statements.

------
14

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED)

INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes withheld of $5,114)                      $ 114,424

Interest                                                                       427

Securities lending, net                                                      2,782
                                                                      ------------
                                                                           117,633
                                                                      ------------

EXPENSES:

Management fees                                                             37,417

Distribution fees:

 B Class                                                                     3,217

 C Class                                                                     3,329

Service fees:

 B Class                                                                     1,072

 C Class                                                                     1,110

Distribution and service fees:

 A Class                                                                     1,506

 R Class                                                                     1,996

Directors' fees and expenses                                                   142

Other expenses                                                                   9
                                                                      ------------
                                                                            49,798
                                                                      ------------

NET INVESTMENT INCOME (LOSS)                                                67,835
                                                                      ------------

REALIZED AND UNREALIZED GAIN (LOSS)

NET REALIZED GAIN (LOSS) ON:

Investment transactions                                                (1,534,689)

Foreign currency transactions                                             (54,186)
                                                                      ------------
                                                                       (1,588,875)
                                                                      ------------

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

Investments                                                              (939,635)

Translation of assets and liabilities in foreign currencies              (841,291)
                                                                      ------------
                                                                       (1,780,926)
                                                                      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)                                (3,369,801)
                                                                      ------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $(3,301,966)
                                                                      ============

See Notes to Financial Statements.

------
15

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED) AND YEAR ENDED JUNE 30, 2008
                                                        December 31,     June 30,
Increase (Decrease) in Net Assets                           2008           2008

OPERATIONS

Net investment income (loss)                                 $ 67,835      $ 174,994

Net realized gain (loss)                                  (1,588,875)      (385,219)

Change in net unrealized appreciation (depreciation)      (1,780,926)      (948,348)
                                                        -------------    -----------
Net increase (decrease) in net assets resulting from
operations                                                (3,301,966)    (1,158,573)
                                                        -------------    -----------

DISTRIBUTIONS TO SHAREHOLDERS

From net investment income:

 Investor Class                                              (57,258)       (39,620)

 Institutional Class                                         (36,330)       (25,247)

 A Class                                                     (39,459)       (23,047)

 B Class                                                     (22,215)        (9,938)

 C Class                                                     (23,521)       (10,018)

 R Class                                                     (23,733)       (15,423)

From net realized gains:

 Investor Class                                                    --      (103,169)

 Institutional Class                                               --       (59,422)

 A Class                                                           --       (69,181)

 B Class                                                           --       (55,228)

 C Class                                                           --       (55,672)

 R Class                                                           --       (54,677)
                                                        -------------    -----------
Decrease in net assets from distributions                   (202,516)      (520,642)
                                                        -------------    -----------

CAPITAL SHARE TRANSACTIONS

Net increase (decrease) in net assets from capital
share transactions                                            126,383      2,887,490
                                                        -------------    -----------

NET INCREASE (DECREASE) IN NET ASSETS                     (3,378,099)      1,208,275

NET ASSETS

Beginning of period                                         8,777,245      7,568,970
                                                        -------------    -----------
End of period                                             $ 5,399,146    $ 8,777,245
                                                        =============    ===========

Undistributed net investment income                            $3,175       $137,856
                                                        =============    ===========

See Notes to Financial Statements.

------
16

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. International Core Equity
Fund (the fund) is one fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund's investment objective is to seek long-term capital growth. The fund pursues its objective by investing primarily in equity securities of companies located in developed countries, excluding the United States and Canada. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Institutional Class, the A Class, the B Class, the C Class and the R Class.
The A Class may incur an initial sales charge. The A Class, B Class and C
Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and distribution and shareholder servicing expenses and arrangements. All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.
Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The fund records the foreign tax expense, if any, on an accrual basis. The realized and unrealized tax provision reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The fund may lend portfolio securities through its lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the
Statement of Operations. The fund continues to recognize any gain or loss in the market price of the securities loaned and records any interest earned or dividends declared.

FOREIGN CURRENCY TRANSACTIONS -- All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Realized and unrealized gains and losses from foreign currency translations arise from changes in currency exchange rates.

------
17

Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on foreign currency transactions and unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies, respectively. Certain countries may impose taxes on the contract amount of purchases and sales of foreign currency contracts in their currency. The fund records the foreign tax expense, if any, as a reduction to the net realized gain (loss) on foreign currency transactions.

EXCHANGE TRADED FUNDS -- The fund may invest in exchange traded funds (ETFs).
ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.
Additionally, ETFs have management fees, which increase their cost.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, the fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. All tax years for the fund remain subject to examination by tax authorities. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Accordingly, no provision has been made for federal or state income taxes.
Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

REDEMPTION -- The fund may impose a 2.00% redemption fee on shares held less than 60 days. The fee may not be applicable to all classes. The redemption fee is recorded as a reduction in the cost of shares redeemed. The redemption fee is retained by the fund and helps cover transaction costs that long-term investors may bear when a fund sells securities to meet investor redemptions.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund.
The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

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18

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee)
per class. The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.8180% to 1.0000%
and the rates for the Complex Fee (Investor Class, A Class, B Class, C Class
and R Class) range from 0.2500% to 0.3100%. The Institutional Class is 0.2000%
less at each point within the Complex Fee range. The effective annual management fee for each class of the fund for the six months ended December
31, 2008 was 1.16% for all classes except Institutional Class, which was 0.96%.

DISTRIBUTION AND SERVICE FEES -- The Board of Directors has adopted a separate
Master Distribution and Individual Shareholder Services Plan for each of the A
Class, B Class, C Class and R Class (collectively the plans), pursuant to Rule
12b-1 of the 1940 Act. The plans provide that the A Class and the R Class will pay American Century Investment Services, Inc. (ACIS) an annual distribution and service fee of 0.25% for the A Class and 0.50% for the R Class. The plans provide that the B Class and C Class will each pay ACIS an annual distribution fee of 0.75% and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the six months ended
December 31, 2008, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century
Services, LLC. ACIM owns 71% of the outstanding shares of the fund.

The fund has a securities lending agreement with JPMorgan Chase Bank (JPMCB).
JPMCB is a custodian of the fund and a wholly owned subsidiary of JPMorgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, excluding short-term investments, for the six months ended December 31, 2008, were $4,269,547 and
$4,134,001, respectively.

------
19

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

                               Six months ended                Year ended
                               December 31, 2008              June 30, 2008
                             Shares        Amount         Shares        Amount
INVESTOR CLASS/SHARES
AUTHORIZED                 100,000,000                  100,000,000
                           ===========                  ===========

Sold                            60,846      $ 400,493       158,216     $1,738,571

Issued in reinvestment
of distributions                 9,754         57,258        13,770        142,789

Redeemed                      (85,781)   (643,128)(1)      (31,917)   (325,022)(2)
                           -----------   ------------   -----------   ------------
                              (15,181)      (185,377)       140,069      1,556,338
                           -----------   ------------   -----------   ------------
INSTITUTIONAL
CLASS/SHARES AUTHORIZED     50,000,000                   50,000,000
                           ===========                  ===========

Sold                             9,402         70,943        39,265        408,830

Issued in reinvestment
of distributions                 6,189         36,330         8,165         84,669

Redeemed                      (10,731)       (68,044)       (7,763)    (80,394)(3)
                           -----------   ------------   -----------   ------------
                                 4,860         39,229        39,667        413,105
                           -----------   ------------   -----------   ------------
A CLASS/SHARES
AUTHORIZED                  10,000,000                   10,000,000
                           ===========                  ===========

Sold                            24,944        192,697        63,200        682,523

Issued in reinvestment
of distributions                 6,722         39,459         7,671         79,550

Redeemed                       (8,566)       (61,728)      (21,212)      (215,582)
                           -----------   ------------   -----------   ------------
                                23,100        170,428        49,659        546,491
                           -----------   ------------   -----------   ------------
B CLASS/SHARES
AUTHORIZED                  10,000,000                   10,000,000
                           ===========                  ===========

Sold                               418          3,906         8,720         81,080

Issued in reinvestment
of distributions                 3,785         22,215         6,290         65,166

Redeemed                            --             --         (546)     (5,478)(4)
                           -----------   ------------   -----------   ------------
                                 4,203         26,121        14,464        140,768
                           -----------   ------------   -----------   ------------
C CLASS/SHARES
AUTHORIZED                  10,000,000                   10,000,000
                           ===========                  ===========

Sold                             4,468         27,750        10,886        112,483

Issued in reinvestment
of distributions                 4,007         23,521         6,341         65,690

Redeemed                            --             --       (1,822)       (19,575)
                           -----------   ------------   -----------   ------------
                                 8,475         51,271        15,405        158,598
                           -----------   ------------   -----------   ------------
R CLASS/SHARES
AUTHORIZED                  10,000,000                   10,000,000
                           ===========                  ===========

Sold                               126            978           198          2,090

Issued in reinvestment
of distributions                 4,043         23,733         6,766         70,100

Redeemed                            --             --            --             --
                           -----------   ------------   -----------   ------------
                                 4,169         24,711         6,964         72,190
                           -----------   ------------   -----------   ------------
Net increase (decrease)         29,626      $ 126,383       266,228     $2,887,490
                           ===========   ============   ===========   ============

(1) Net of redemption fees of $205.

(2) Net of redemption fees of $56.

(3) Net of redemption fees of $61.

(4) Net of redemption fees of $119.

------
20

5. SECURITIES LENDING

As of December 31, 2008, the fund did not have any securities on loan. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The fund's risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited. Investments made with cash collateral may decline in value.

6. FAIR VALUE MEASUREMENTS

The fund's securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as a fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund's securities as of December 31, 2008:

                                                     Value of
                                                    Investment
Valuation Inputs                                    Securities

Level 1 -- Quoted Prices                              $ 113,745

Level 2 -- Other Significant Observable Inputs        5,265,581

Level 3 -- Significant Unobservable Inputs                   --
                                                     ----------
                                                     $5,379,326
                                                     ==========

7. BANK LINE OF CREDIT

The fund, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the fund to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The fund did not borrow from the line during the six months ended December 31,
2008.

8. INTERFUND LENDING

The fund, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC).
This program provides an alternative credit facility allowing the fund to borrow from or lend to other funds in the American Century Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund's investment policies and borrowing and lending limits.
The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates.
Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended December 31, 2008, the fund did not utilize the program.

------
21

9. RISK FACTORS

There are certain risks involved in investing in foreign securities. These risks include those resulting from future adverse political, social, and economic developments, fluctuations in currency exchange rates, the possible imposition of exchange controls, and other foreign laws or restrictions.
Investing in emerging markets may accentuate these risks.

10. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                             $7,434,227
                                                         =============
Gross tax appreciation of investments                        $ 177,085

Gross tax depreciation of investments                      (2,231,986)
                                                         -------------
Net tax appreciation (depreciation) of investments        $(2,054,901)
                                                         =============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2008, the fund had capital loss deferrals of $(435,662) and currency loss deferrals of $(2,783). These capital and currency loss deferrals represent net capital and foreign currency losses incurred in the eight-month period ended June 30, 2008. The fund has elected to treat such losses as having been incurred in the following fiscal year for federal income tax purposes.

11. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

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22

FINANCIAL HIGHLIGHTS
International Core Equity

Investor Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                                                   2008(1)        2008    2007(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $9.72      $11.88     $10.00
                                                  --------    --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                      0.09        0.28       0.15

 Net Realized and Unrealized Gain (Loss)            (3.78)      (1.69)       1.73
                                                  --------    --------   --------
 Total From Investment Operations                   (3.69)      (1.41)       1.88
                                                  --------    --------   --------
Distributions

 From Net Investment Income                         (0.25)      (0.21)         --

 From Net Realized Gains                                --      (0.54)         --
                                                  --------    --------   --------
 Total Distributions                                (0.25)      (0.75)         --
                                                  --------    --------   --------
Net Asset Value, End of Period                       $5.78       $9.72     $11.88
                                                  ========    ========   ========

TOTAL RETURN(4)                                   (38.03)%    (12.30)%     18.80%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                             1.17%(5)       1.16%   1.18%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                             2.40%(5)       2.50%   2.30%(5)

Portfolio Turnover Rate                                62%        108%        51%

Net Assets, End of Period (in thousands)            $1,448      $2,583     $1,493

(1) Six months ended December 31, 2008 (unaudited).

(2) November 30, 2006 (fund inception) through June 30, 2007.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
23

International Core Equity

Institutional Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                                                   2008(1)        2008    2007(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $9.73      $11.90     $10.00
                                                  --------    --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                      0.10        0.29       0.16

 Net Realized and Unrealized Gain (Loss)            (3.79)      (1.69)       1.74
                                                  --------    --------   --------
 Total From Investment Operations                   (3.69)      (1.40)       1.90
                                                  --------    --------   --------
Distributions

 From Net Investment Income                         (0.26)      (0.23)         --

 From Net Realized Gains                                --      (0.54)         --
                                                  --------    --------   --------
 Total Distributions                                (0.26)      (0.77)         --
                                                  --------    --------   --------
Net Asset Value, End of Period                       $5.78       $9.73     $11.90
                                                  ========    ========   ========

TOTAL RETURN(4)                                   (37.97)%    (12.19)%     19.00%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                             0.97%(5)       0.96%   0.98%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                             2.60%(5)       2.70%   2.50%(5)

Portfolio Turnover Rate                                62%        108%        51%

Net Assets, End of Period (in thousands)              $845      $1,374     $1,208

(1) Six months ended December 31, 2008 (unaudited).

(2) November 30, 2006 (fund inception) through June 30, 2007.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
24

International Core Equity

A Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                                                   2008(1)        2008    2007(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $9.71      $11.87     $10.00
                                                  --------    --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                      0.08        0.24       0.13

 Net Realized and Unrealized Gain (Loss)            (3.78)      (1.68)       1.74
                                                  --------    --------   --------
 Total From Investment Operations                   (3.70)      (1.44)       1.87
                                                  --------    --------   --------
Distributions

 From Net Investment Income                         (0.23)      (0.18)         --

 From Net Realized Gains                                --      (0.54)         --
                                                  --------    --------   --------
 Total Distributions                                (0.23)      (0.72)         --
                                                  --------    --------   --------
Net Asset Value, End of Period                       $5.78       $9.71     $11.87
                                                  ========    ========   ========

TOTAL RETURN(4)                                   (38.11)%    (12.53)%     18.70%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                             1.42%(5)       1.41%   1.43%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                             2.15%(5)       2.25%   2.05%(5)

Portfolio Turnover Rate                                62%        108%        51%

Net Assets, End of Period (in thousands)            $1,018      $1,485     $1,226

(1) Six months ended December 31, 2008 (unaudited).

(2) November 30, 2006 (fund inception) through June 30, 2007.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
25

International Core Equity

B Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                                                   2008(1)        2008    2007(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $9.66      $11.81     $10.00
                                                  --------    --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                      0.05        0.15       0.08

 Net Realized and Unrealized Gain (Loss)            (3.75)      (1.66)       1.73
                                                  --------    --------   --------
 Total From Investment Operations                   (3.70)      (1.51)       1.81
                                                  --------    --------   --------
Distributions

 From Net Investment Income                         (0.19)      (0.10)         --

 From Net Realized Gains                                --      (0.54)         --
                                                  --------    --------   --------
 Total Distributions                                (0.19)      (0.64)         --
                                                  --------    --------   --------
Net Asset Value, End of Period                       $5.77       $9.66     $11.81
                                                  ========    ========   ========

TOTAL RETURN(4)                                   (38.34)%    (13.26)%     18.20%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                             2.17%(5)       2.16%   2.18%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                             1.40%(5)       1.50%   1.30%(5)

Portfolio Turnover Rate                                62%        108%        51%

Net Assets, End of Period (in thousands)              $698      $1,128     $1,208

(1) Six months ended December 31, 2008 (unaudited).

(2) November 30, 2006 (fund inception) through June 30, 2007.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
26

International Core Equity

C Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                                                   2008(1)        2008    2007(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $9.66      $11.82     $10.00
                                                  --------    --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                      0.05        0.15       0.08

 Net Realized and Unrealized Gain (Loss)            (3.75)      (1.67)       1.74
                                                  --------    --------   --------
 Total From Investment Operations                   (3.70)      (1.52)       1.82
                                                  --------    --------   --------
Distributions

 From Net Investment Income                         (0.19)      (0.10)         --

 From Net Realized Gains                                --      (0.54)         --
                                                  --------    --------   --------
 Total Distributions                                (0.19)      (0.64)         --
                                                  --------    --------   --------
Net Asset Value, End of Period                       $5.77       $9.66     $11.82
                                                  ========    ========   ========

TOTAL RETURN(4)                                   (38.34)%    (13.26)%     18.20%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                             2.17%(5)       2.16%   2.18%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                             1.40%(5)       1.50%   1.30%(5)

Portfolio Turnover Rate                                62%        108%        51%

Net Assets, End of Period (in thousands)              $739      $1,156     $1,231

(1) Six months ended December 31, 2008 (unaudited).

(2) November 30, 2006 (fund inception) through June 30, 2007.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences.
The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
27

International Core Equity

R Class
For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                                                   2008(1)        2008    2007(2)
PER-SHARE DATA

Net Asset Value, Beginning of Period                 $9.69      $11.85     $10.00
                                                  --------    --------   --------
Income From Investment Operations

 Net Investment Income (Loss)(3)                      0.07        0.20       0.11

 Net Realized and Unrealized Gain (Loss)            (3.76)      (1.67)       1.74
                                                  --------    --------   --------
 Total From Investment Operations                   (3.69)      (1.47)       1.85
                                                  --------    --------   --------
Distributions

 From Net Investment Income                         (0.22)      (0.15)         --

 From Net Realized Gains                                --      (0.54)         --
                                                  --------    --------   --------
 Total Distributions                                (0.22)      (0.69)         --
                                                  --------    --------   --------
Net Asset Value, End of Period                       $5.78       $9.69     $11.85
                                                  ========    ========   ========

TOTAL RETURN(4)                                   (38.13)%    (12.78)%     18.50%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                             1.67%(5)       1.66%   1.68%(5)

Ratio of Net Investment Income (Loss)
to Average Net Assets                             1.90%(5)       2.00%   1.80%(5)

Portfolio Turnover Rate                                62%        108%        51%

Net Assets, End of Period (in thousands)              $651      $1,051     $1,203

(1) Six months ended December 31, 2008 (unaudited).

(2) November 30, 2006 (fund inception) through June 30, 2007.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
28

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, distributions you receive from certain IRAs, or 403(b),
457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling
1-800-345-2021.

------
29

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

Morgan Stanley Capital International (MSCI) has developed several indices that measure the performance of foreign stock markets.

The MSCI EAFE (EUROPE, AUSTRALASIA, FAR EAST) INDEX is designed to measure developed market equity performance, excluding the U.S. and Canada.

The MSCI EAFE GROWTH INDEX is a capitalization-weighted index that monitors the performance of growth stocks from Europe, Australasia, and the Far East.

The MSCI EAFE VALUE INDEX is a capitalization-weighted index that monitors the performance of value stocks from Europe, Australasia, and the Far East.

The MSCI EM (EMERGING MARKETS) INDEX represents the performance of stocks in global emerging market countries.

The MSCI EUROPE INDEX is designed to measure equity market performance in
Europe.

The MSCI JAPAN INDEX is designed to measure equity market performance in Japan.

The MSCI PACIFIC FREE EX-JAPAN INDEX is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Pacific region, excluding Japan.

The MSCI WORLD FREE INDEX represents the performance of stocks in developed countries (including the United States) that are available for purchase by global investors.

------
30

NOTES

------
31

NOTES

------
32

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . .        1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE . . . . . . . . . . . .        1-800-345-2021 or
                                                                816-531-5575

INVESTORS USING ADVISORS . . . . . . . . . . . . . . . .        1-800-378-9878

BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS . . . . . . . . . . . . . . . . . . . .        1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES . . . . . .        1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . .        1-800-634-4113

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0902
CL-SAN-64100N

[front cover]

SEMIANNUAL REPORT
DECEMBER 31, 2008

[american century investments logo and text logo ®]

AMERICAN CENTURY INVESTMENTS

NT EQUITY GROWTH FUND
NT SMALL COMPANY FUND

PRESIDENT'S LETTER

[photo of Jonathan Thomas]

JONATHAN THOMAS

Dear Investor:

Thank you for taking time to review the following discussions, from our experienced portfolio management team, of the fund reporting period ended
December 31, 2008. It was a time of enormous upheaval and change. We understand and appreciate the challenges you have faced during this historic period, and share your concerns about the economy, the markets, and fund holdings. To help address these issues, I'd like to provide my perspective on how we have managed--and continue to manage--your investments in these uncertain times.

As a company, American Century Investments® is well positioned to deal with market turmoil. We are financially strong and privately held, which allows us to align our resources with your long-term investment interests. In addition, our actively managed, team-based approach allows our portfolio teams to identify attractive investment opportunities regardless of market conditions.

Our seasoned investment professionals have substantial experience and have successfully navigated previous market crises. These portfolio managers and analysts continue to use a team approach and follow disciplined investment processes designed to produce the best possible long-term results for you. For example, our equity investment teams are working closely with our fixed income group to monitor and assess credit crisis developments. The fixed income team anticipated dislocation in the credit markets and--through its disciplined processes and teamwork--helped reduce our exposure to investments that suffered substantial losses.

How soon a sustainable recovery will occur is uncertain. But I am certain of this: Since 1958, we've demonstrated a consistent ability to execute solid, long-term investment strategies and the discipline to remain focused during times of volatility or shifts in the markets. We've stayed true to our principles, especially our belief that your success is the ultimate measure of our success.

Thank you for your continued confidence in us.

Sincerely,

/s/Jonathan Thomas
Jonathan S. Thomas
President and Chief Executive Officer
American Century Investments

     Market Perspective. . . . . . . . . . . . . . . . . . . . . . . . . .      2
      U.S. Stock Index Returns . . . . . . . . . . . . . . . . . . . . . .      2

NT EQUITY GROWTH

NT SMALL COMPANY

FINANCIAL STATEMENTS

OTHER INFORMATION

     Additional Information. . . . . . . . . . . . . . . . . . . . . . . .     31
     Index Definitions . . . . . . . . . . . . . . . . . . . . . . . . . .     32

The opinions expressed in the Market Perspective and each of the Portfolio
Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century
Investments or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century
Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities.
Performance information for comparative indices and securities is provided to
American Century Investments by third party vendors. To the best of American
Century Investments' knowledge, such information is accurate at the time of printing.

MARKET PERSPECTIVE

[photo of Chief Investment Officer]

By John Schniedwind, Chief Investment Officer, Quantitative Equity

STOCKS CAPSIZED BY PERFECT STORM

The U.S. stock market suffered one of the worst declines in its history during the final six months of 2008. The steep losses in the equity market were driven by a confluence of factors--a liquidity crisis in the credit markets, a loss of confidence in banks and other financial institutions, and a significant consumer-led economic downturn.

The U.S. economy, which has been in recession since December 2007, weakened further in the last half of 2008. The economy shed more than two million jobs during the six-month period as the unemployment rate rose to its highest level since 1992. Retail sales fell by more than 10%, while the housing market saw a surge in mortgage delinquencies and foreclosures.

Further troubles in the mortgage market contributed to a worsening credit crunch and growing losses for many financial companies. The breaking point occurred in September, when brokerage firm Lehman Brothers filed for bankruptcy, unleashing a torrent of takeovers and bailouts of struggling financial companies. The federal government acted quickly to provide cash infusions and other measures designed to restore liquidity and prevent a complete breakdown in the financial system.

The bulk of the stock market's sharp decline occurred between September and
November, during the worst of the financial sector's difficulties. Stocks managed a modest rebound over the last six weeks of the period as investors looked ahead hopefully to 2009.

SMALL-CAP AND VALUE HELD UP BEST

Although stocks fell by more than 25% across the board for the last six months of 2008, small-cap issues held up the best (see the accompanying table). In addition, value shares outperformed growth stocks by a wide margin across all market capitalizations.

Every sector of the market declined during the six-month period, led by energy and materials. Both sectors were hit hard by a substantial drop in commodity prices as economic activity waned. Financials also posted significant losses.
The two most defensive sectors of the market, consumer staples and health care, generated the smallest declines.

U.S. Stock Index Returns
For the six months ended December 31, 2008*

RUSSELL 1000 INDEX (LARGE-CAP)                   -29.73%
Russell 1000 Value Index                         -26.93%
Russell 1000 Growth Index                        -32.31%

RUSSELL MIDCAP INDEX                             -36.67%
Russell Midcap Value Index                       -32.67%
Russell Midcap Growth Index                      -40.26%

RUSSELL 2000 INDEX (SMALL-CAP)                   -26.94%
Russell 2000 Value Index                         -21.17%
Russell 2000 Growth Index                        -32.51%

*Total returns for periods less than one year are not annualized.

------
2

PERFORMANCE
NT Equity Growth

Total Returns as of December 31, 2008
                                                     Average Annual
                                                        Returns
                                                         Since         Inception
                          6 months(1)     1 year       Inception         Date

INSTITUTIONAL CLASS         -27.45%      -34.17%        -10.49%         5/12/06

S&P 500 INDEX(2)            -28.48%      -37.00%        -10.82%           --

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2009 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Growth of $10,000 Over Life of Class

$10,000 investment made May 12, 2006

One-Year Returns Over Life of Class
Periods ended December 31
                                             2006*        2007          2008

Investor Class                               9.47%        3.57%        -34.17%

S&P 500 Index                               11.18%        5.49%        -37.00%

*From 5/12/06, the Institutional Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

PORTFOLIO COMMENTARY
NT Equity Growth

Portfolio Managers: Bill Martin and Tom Vaiana

PERFORMANCE SUMMARY

NT Equity Growth returned -27.45%* for the six months ended December 31, 2008, ahead of the -28.48% return of its benchmark, the S&P 500 Index.

NT Equity Growth's sharp decline for the six-month period reflected the tumultuous environment in the U.S. equity market. However, despite the challenging market conditions, NT Equity Growth held up slightly better than the S&P 500 during the period. The key factor behind the fund's modest outperformance was individual stock selection.

FINANCIALS OUTPERFORMED

By far, stock selection in the financials sector--one of the worst-performing sectors in the S&P 500--contributed the most to the fund's outperformance of the index for the six-month period. Security selection among insurance companies and commercial banks added the most value in this sector. Commercial bank Regions Financial was the best contributor, benefiting from its limited exposure to the mortgage losses that afflicted many financial companies. Other top contributors included property and casualty insurers Arch Capital and ACE
Ltd., both of which are among the better-capitalized companies in the insurance industry and stand to benefit from improved pricing in the reinsurance market.

An equally important factor in the financials sector was avoiding or minimizing the portfolio's exposure to the worst-performing stocks in the sector. In particular, avoiding insurance giant American International Group
(AIG) was a favorable decision. AIG plunged by more than 90% as substantial losses and deteriorating liquidity forced the company to accept a government bailout.

HEALTH CARE AND ENERGY ADDED VALUE

The portfolio's health care and energy stocks also outperformed their counterparts in the benchmark index. Outperformance in the health care sector was driven entirely by stock choices among biotechnology companies. The top contributor was biotech firm Amgen, which rallied as its new osteoporosis medication, denosumab, achieved success in clinical trials.

Top Ten Holdings as of December 31, 2008
                                                 % of net assets   % of net assets
                                                  as of 12/31/08    as of 6/30/08

Exxon Mobil Corp.                                      6.0%              5.3%
Johnson & Johnson                                      3.1%              2.6%
Procter & Gamble Co. (The)                             3.1%              1.3%
Microsoft Corp.                                        2.6%              1.0%
Pfizer, Inc.                                           2.1%              0.8%
Chevron Corp.                                          2.1%              1.7%
AT&T, Inc.                                             2.0%              1.7%
ConocoPhillips                                         1.9%              2.6%
Wells Fargo & Co.                                      1.8%              0.9%
Wal-Mart Stores, Inc.                                  1.8%              1.4%

*Total returns for periods less than one year are not annualized.

------
4

NT Equity Growth

In the energy sector, the outperformance was driven by an underweight position in energy services and equipment companies, which were hit hardest by the 68%
decline in the price of oil during the six-month period, and stock selection among oil and gas producers. The top performance contributor in this sector was energy giant Exxon Mobil, which reported record profits despite lower production volumes thanks to effective cost controls.

TECHNOLOGY AND INDUSTRIALS LAGGED

The portfolio's information technology and industrials holdings detracted from performance versus the S&P 500. Stock selection among semiconductor manufacturers was responsible for virtually all of the underperformance in the information technology sector. An overweight in semiconductor testing company
Amkor Technology hindered results as a broad downturn in the semiconductor industry weighed on the company's earnings.

In the industrials sector, stock selection among machinery manufacturers detracted the most from relative results. Construction equipment maker
Caterpillar and tractor manufacturer AGCO were significant detractors as the economic downturn led to a decline in construction projects and agricultural development.

The biggest individual detractor in the portfolio was Texas-based power producer Reliant Energy, which struggled with shrinking profit margins and higher financing costs.

A LOOK AHEAD

The current crisis--driven by frozen credit markets, a loss of confidence in the financial sector, and a consumer-led recession--is likely to remain in place as we move through the first half of 2009. Nonetheless, we are taking steps to position ourselves for an eventual turnaround in the equity market.
Valuation spreads have widened to above-average levels, creating opportunities for our valuation factors to identify and exploit. As a result, we are moving slowly but deliberately to reduce underweight positions in industries and stocks that have suffered the steepest declines in the past year. However, our enthusiasm for value remains tempered by balance-sheet factors such as liquidity, debt, and financial strength.

Most importantly, we are taking advantage of the challenging market environment to learn, adapt, and innovate as we constantly look for ways to improve our investment process for the long-term benefit of our shareholders.

NT Equity Growth's Five Largest Overweights as of December 31, 2008
                                                 % of portfolio's   % of S&P 500
                                                      stocks            Index

Accenture Ltd. Class A                                1.11%              --
Johnson & Johnson                                     3.12%             2.11%
ConocoPhillips                                        1.91%             0.98%
Entergy Corp.                                         1.12%             0.20%
Omnicare, Inc.                                        0.84%              --

NT Equity Growth's Five Largest Underweights as of December 31, 2008
                                                 % of portfolio's   % of S&P 500
                                                      stocks            Index

Philip Morris International, Inc.                       --              1.12%
Abbott Laboratories                                   0.11%             1.05%
PepsiCo, Inc.                                         0.26%             1.08%
QUALCOMM, Inc.                                          --              0.76%
United Technologies Corp.                               --              0.65%

------
5

PERFORMANCE
NT Small Company

Total Returns as of December 31, 2008
                                                     Average Annual
                                                        Returns
                                                         Since         Inception
                           6 months(1)    1 year       Inception          Date

INSTITUTIONAL CLASS          -33.96%      -38.20%       -19.09%         5/12/06

S&P SMALLCAP 600 INDEX(2)    -25.81%      -31.07%       -11.92%            --

(1) Total returns for periods less than one year are not annualized.

(2) Data provided by Lipper Inc. - A Reuters Company. ©2009 Reuters. All
rights reserved. Any copying, republication or redistribution of Lipper content, including by caching, framing or similar means, is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.

  The data contained herein has been obtained from company reports, financial reporting services, periodicals and other resources believed to be reliable.
Although carefully verified, data on compilations is not guaranteed by Lipper and may be incomplete. No offer or solicitations to buy or sell any of the securities herein is being made by Lipper.

Growth of $10,000 Over Life of Class

$10,000 investment made May 12, 2006

One-Year Returns Over Life of Class
Periods ended December 31
                                                2006*        2007         2008

Institutional Class                            -1.78%       -5.83%       -38.20%

S&P SmallCap 600 Index                          4.08%       -0.30%       -31.07%

*From 5/12/06, the Institutional Class's inception date. Not annualized.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. Historically, small company stocks have been more volatile than the stocks of larger, more established companies.

Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
6

PORTFOLIO COMMENTARY
NT Small Company

Portfolio Managers: Matti Von Turk, Tom Vaiana, Brian Ertley, and Melissa Fong

PERFORMANCE SUMMARY

NT Small Company returned -33.96%* for the six months ended December 31, 2008, trailing the -25.81% return of its benchmark, the S&P SmallCap 600 Index.

NT Small Company's sharp decline for the six-month period reflected the tumultuous environment in the U.S. equity market. Navigating these volatile market conditions proved especially challenging for our investment approach, and consequently the portfolio underperformed the S&P SmallCap 600 Index. One of the main contributing factors was the extreme shift in momentum during the period. A factor in the fund's stock selection process, momentum reversed significantly as many sectors of the market with positive momentum in the first half of the year declined substantially in the last six months.

Stock selection also contributed to the fund's underperformance of the index, detracting in seven of ten market sectors.

INDUSTRIALS UNDERPERFORMED

By far, stock selection in the industrials sector had the biggest negative impact on performance versus the benchmark index. Security selection detracted in nearly every industry within the industrials sector, but most notably among machinery manufacturers and electronic equipment makers.

Robbins & Myers was the most significant individual detractor in this sector.
The company produces fluid management systems for the oil and gas industries, which slumped as energy prices plummeted. Another noteworthy decliner was
GrafTech International, which provides graphite electrodes to the steel industry. The stock declined as investors grew concerned about falling demand for steel in a global economic downturn.

FINANCIALS AND CONSUMER STAPLES LAGGED

The portfolio's financials and consumer staples holdings also underperformed their counterparts in the S&P SmallCap 600 Index. Stock selection among commercial banks and capital markets firms detracted the most from relative results in the financials sector. The biggest detractor was real estate investment trust Taubman Centers; the shopping mall owner lowered its revenue and earnings estimates amid a softening retail environment.

Top Ten Holdings as of December 31, 2008
                                                                      % of net
                                                 % of net assets    assets as of
                                                  as of 12/31/08       6/30/08

Owens & Minor, Inc.                                    1.4%             1.6%
Rock-Tenn Co., Class A                                 1.2%             1.3%
SPDR KBW Regional Banking ETF                          1.2%              --
Esterline Technologies Corp.                           1.1%             1.1%
EMCOR Group, Inc.                                      1.1%             1.6%
CSG Systems International, Inc.                        1.0%              --
Laclede Group, Inc. (The)                              1.0%             0.1%
Martek Biosciences Corp.                               1.0%             1.2%
Platinum Underwriters Holdings Ltd.                    1.0%             0.7%
Watson Wyatt Worldwide, Inc., Class A                  1.0%             1.5%

*Total returns for periods less than one year are not annualized.

------
7

NT Small Company

In the consumer staples sector, food producers generated the lion's share of the underperformance, led by Darling International, which renders animal by-products and recycles used cooking oil into useable oils and proteins for the agricultural, leather, and oleo-chemical industries. Darling had been a major beneficiary of strong commodity prices in the first half of 2008, but the slowing economy and dramatic reversal in commodity prices weighed on the stock during the last six months of the year.

HEALTH CARE AND MATERIALS OUTPERFORMED

Stock selection added meaningful value in just two sectors of the portfolio--health care and materials. Stock selection in the health care services industry was responsible for virtually all of the outperformance in the health care sector. The top relative performance contributor in the portfolio was Apria Healthcare Group, a home health-care provider that was acquired at a premium by private equity firm The Blackstone Group.

In the materials sector, an overweight position in containers and packaging producers was responsible for the outperformance. The best contributor was paper products manufacturer Rock-Tenn, which advanced sharply as falling energy prices reduced production costs and the company made a beneficial acquisition.

A LOOK AHEAD

The current crisis--driven by frozen credit markets, a loss of confidence in the financial sector, and a consumer-led recession--is likely to remain in place as we move through the first half of 2009. Nonetheless, we are taking steps to position ourselves for an eventual turnaround in the equity market.
Valuation spreads have widened to above-average levels, creating opportunities for our valuation factors to identify and exploit. As a result, we are moving slowly but deliberately to reduce underweight positions in industries and stocks that have suffered the steepest declines in the past year. However, our enthusiasm for value remains tempered by balance-sheet factors such as liquidity, debt, and financial strength.

Most importantly, we are taking advantage of the challenging market environment to learn, adapt, and innovate as we constantly look for ways to improve our investment process for the long-term benefit of our shareholders.

NT Small Company's Five Largest Overweights as of December 31, 2008
                                                      % of            % of S&P
                                                   portfolio's      SmallCap 600
                                                     stocks            Index

Platinum Underwriters Holdings Ltd.                   1.01%              --
CenturyTel, Inc.                                      0.98%              --
Equity Lifestyle Properties, Inc.                     0.96%              --
Dollar Tree, Inc.                                     0.93%              --
Aspen Insurance Holdings Ltd.                         0.91%              --

NT Small Company's Five Largest Underweights as of December 31, 2008
                                                      % of            % of S&P
                                                   portfolio's      SmallCap 600
                                                     stocks            Index

Immucor, Inc.                                          --              0.58%
ProAssurance Corp.                                     --              0.54%
CLARCOR, Inc.                                          --              0.52%
Curtiss-Wright Corp.                                   --              0.46%
TETRA Technologies, Inc.                               --              0.44%

------
8

SHAREHOLDER FEE EXAMPLES (UNAUDITED)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2008 to December 31, 2008.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or
Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than
$10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all PERSONAL ACCOUNTS (including American Century
Investments Brokerage accounts) registered under your Social Security number.
PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs
(including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and
certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

------
9

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                   Beginning   Ending
                   Account     Account        Expenses Paid
                   Value       Value          During Period*        Annualized
                     7/1/08     12/31/08    7/1/08 - 12/31/08     Expense Ratio*

NT Equity Growth -- Institutional Class

Actual               $1,000     $725.50           $2.13                0.49%

Hypothetical         $1,000    $1,022.74          $2.50                0.49%

NT Small Company -- Institutional Class

Actual               $1,000     $660.40           $2.89                0.69%

Hypothetical         $1,000    $1,021.73          $3.52                0.69%

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 184, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
10

SCHEDULE OF INVESTMENTS
NT Equity Growth

DECEMBER 31, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 98.7%

AEROSPACE & DEFENSE -- 2.8%
        18,019  General Dynamics Corp.                                 $ 1,037,714
        18,158  Goodrich Corp.                                             672,209
         1,369  L-3 Communications Holdings, Inc.                          101,005
        14,315  Northrop Grumman Corp.                                     644,747
         5,393  Raytheon Co.                                               275,259
                                                                      ------------
                                                                         2,730,934
                                                                      ------------
AIR FREIGHT & LOGISTICS -- 1.0%
         1,915  C.H. Robinson Worldwide, Inc.                              105,382
         3,363  FedEx Corp.                                                215,737
        11,750  United Parcel Service, Inc., Class B                       648,130
                                                                      ------------
                                                                           969,249
                                                                      ------------
AIRLINES -- 0.1%
        14,078  Southwest Airlines Co.                                     121,352
                                                                      ------------
AUTO COMPONENTS -- 0.4%
         4,425  Autoliv, Inc.                                               94,961
         6,823  Magna International, Inc., Class A                         204,212
        20,239  TRW Automotive Holdings Corp.(1)                            72,860
                                                                      ------------
                                                                           372,033
                                                                      ------------
BEVERAGES -- 1.6%
        21,263  Coca-Cola Co. (The)                                        962,576
        20,127  Dr. Pepper Snapple Group, Inc.(1)                          327,064
         4,599  PepsiCo, Inc.                                              251,887
                                                                      ------------
                                                                         1,541,527
                                                                      ------------
BIOTECHNOLOGY -- 2.5%
        25,845  Amgen, Inc.(1)                                           1,492,549
         4,751  Celgene Corp.(1)                                           262,635
         1,461  Cephalon, Inc.(1)                                          112,555
        11,414  Gilead Sciences, Inc.(1)                                   583,712
                                                                      ------------
                                                                         2,451,451
                                                                      ------------
CAPITAL MARKETS -- 3.3%
        22,075  Bank of New York Mellon Corp. (The)                        625,385
           674  BlackRock, Inc.                                             90,417
        40,480  Blackstone Group LP (The)                                  264,334
         7,509  Federated Investors, Inc., Class B                         127,353
         6,397  Goldman Sachs Group, Inc. (The)                            539,843
         7,480  Janus Capital Group, Inc.                                   60,064

Shares                                                                       Value

         1,332  Knight Capital Group, Inc., Class A(1)                    $ 21,512
        36,702  Merrill Lynch & Co., Inc.                                  427,211
        10,161  Morgan Stanley                                             162,982
         8,450  Northern Trust Corp.                                       440,583
        20,175  Raymond James Financial, Inc.                              345,598
         2,177  T. Rowe Price Group, Inc.                                   77,153
                                                                      ------------
                                                                         3,182,435
                                                                      ------------
CHEMICALS -- 1.2%
        13,407  Ashland, Inc.                                              140,908
         3,238  CF Industries Holdings, Inc.                               159,180
         6,323  FMC Corp.                                                  282,828
         3,262  Monsanto Co.                                               229,482
        21,368  Terra Industries, Inc.                                     356,204
                                                                      ------------
                                                                         1,168,602
                                                                      ------------
COMMERCIAL BANKS -- 2.7%
         5,447  Bank of Montreal                                           139,933
         1,674  Royal Bank of Canada                                        49,651
        10,045  Toronto-Dominion Bank                                      360,314
        13,306  Valley National Bancorp.                                   269,447
        59,506  Wells Fargo & Co.                                        1,754,237
                                                                      ------------
                                                                         2,573,582
                                                                      ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.0%
        28,801  Pitney Bowes, Inc.                                         733,849
         7,042  Waste Management, Inc.                                     233,372
                                                                      ------------
                                                                           967,221
                                                                      ------------
COMMUNICATIONS EQUIPMENT -- 1.4%
        61,892  Cisco Systems, Inc.(1)                                   1,008,840
         4,053  F5 Networks, Inc.(1)                                        92,652
        65,252  Motorola, Inc.                                             289,066
                                                                      ------------
                                                                         1,390,558
                                                                      ------------
COMPUTERS & PERIPHERALS -- 3.3%
        10,749  Apple, Inc.(1)                                             917,427
        39,177  EMC Corp.(1)                                               410,183
        22,078  Hewlett-Packard Co.                                        801,211
        30,488  Lexmark International, Inc., Class A(1)                    820,127
         5,160  NCR Corp.(1)                                                72,963
         9,628  QLogic Corp.(1)                                            129,400
                                                                      ------------
                                                                         3,151,311
                                                                      ------------
CONSTRUCTION & ENGINEERING -- 1.4%
        15,546  EMCOR Group, Inc.(1)                                       348,697
        15,600  Fluor Corp.                                                699,972
        16,377  Shaw Group, Inc. (The)(1)                                  335,237
                                                                      ------------
                                                                         1,383,906
                                                                      ------------

------
11

NT Equity Growth

Shares                                                                       Value

CONSUMER FINANCE -- 0.4%
         9,114  Capital One Financial Corp.                              $ 290,645
        15,082  Discover Financial Services                                143,732
                                                                      ------------
                                                                           434,377
                                                                      ------------
CONTAINERS & PACKAGING -- 0.2%
         4,295  Rock-Tenn Co., Class A                                     146,803
         1,994  Sonoco Products Co.                                         46,181
                                                                      ------------
                                                                           192,984
                                                                      ------------
DIVERSIFIED -- 0.5%
        15,742  PowerShares QQQ                                            468,167
                                                                      ------------
DIVERSIFIED CONSUMER SERVICES -- 0.7%
         1,021  Apollo Group, Inc., Class A(1)                              78,229
        25,113  H&R Block, Inc.                                            570,567
                                                                      ------------
                                                                           648,796
                                                                      ------------
DIVERSIFIED FINANCIAL SERVICES -- 2.6%
        43,968  Bank of America Corp.                                      619,069
        55,299  Citigroup, Inc.                                            371,056
        48,552  JPMorgan Chase & Co.                                     1,530,845
                                                                      ------------
                                                                         2,520,970
                                                                      ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.9%
        66,910  AT&T, Inc.                                               1,906,935
         1,572  CenturyTel, Inc.                                            42,963
         1,175  Embarq Corp.                                                42,253
        25,344  Verizon Communications, Inc.                               859,161
           253  Windstream Corp.                                             2,328
                                                                      ------------
                                                                         2,853,640
                                                                      ------------
ELECTRIC UTILITIES -- 2.0%
        12,817  Entergy Corp.                                            1,065,477
        10,087  FPL Group, Inc.                                            507,679
        20,734  Pepco Holdings, Inc.                                       368,236
                                                                      ------------
                                                                         1,941,392
                                                                      ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
       104,989  Celestica, Inc.(1)                                         483,999
                                                                      ------------
ENERGY EQUIPMENT & SERVICES -- 1.0%
        10,011  National Oilwell Varco, Inc.(1)                            244,669
         4,193  Oil States International, Inc.(1)                           78,367
         5,484  Patterson-UTI Energy, Inc.                                  63,121
        12,758  Schlumberger Ltd.                                          540,046
                                                                      ------------
                                                                           926,203
                                                                      ------------
FOOD & STAPLES RETAILING -- 3.1%
         5,102  Kroger Co. (The)                                           134,744
        25,410  Safeway, Inc.                                              603,995
        25,032  SYSCO Corp.                                                574,234
        30,931  Wal-Mart Stores, Inc.                                    1,733,992
                                                                      ------------
                                                                         3,046,965
                                                                      ------------

Shares                                                                       Value

FOOD PRODUCTS -- 2.6%
        10,734  Archer-Daniels-Midland Co.                               $ 309,461
        14,085  General Mills, Inc.                                        855,664
         7,776  Hershey Co. (The)                                          270,138
        12,376  J.M. Smucker Co. (The)                                     536,624
        18,718  Kraft Foods, Inc., Class A                                 502,578
                                                                      ------------
                                                                         2,474,465
                                                                      ------------
GAS UTILITIES -- 0.3%
         9,667  Piedmont Natural Gas Co., Inc.                             306,154
                                                                      ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.8%
         3,489  Becton, Dickinson & Co.                                    238,613
         2,701  C.R. Bard, Inc.                                            227,586
           488  St. Jude Medical, Inc.(1)                                   16,085
        10,625  STERIS Corp.                                               253,831
         2,498  Varian Medical Systems, Inc.(1)                             87,530
                                                                      ------------
                                                                           823,645
                                                                      ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.6%
        12,964  CIGNA Corp.                                                218,443
        16,462  Express Scripts, Inc.(1)                                   905,081
        28,747  Omnicare, Inc.                                             798,017
         5,191  Owens & Minor, Inc.                                        195,441
        10,511  WellPoint, Inc.(1)                                         442,828
                                                                      ------------
                                                                         2,559,810
                                                                      ------------
HOTELS, RESTAURANTS & LEISURE -- 1.1%
        14,385  McDonald's Corp.                                           894,603
         6,959  Starwood Hotels & Resorts Worldwide, Inc.                  124,566
                                                                      ------------
                                                                         1,019,169
                                                                      ------------
HOUSEHOLD DURABLES -- 0.6%
         1,208  NVR, Inc.(1)                                               551,150
                                                                      ------------
HOUSEHOLD PRODUCTS -- 3.8%
         3,120  Church & Dwight Co., Inc.                                  175,094
         5,132  Clorox Co.                                                 285,134
         3,537  Colgate-Palmolive Co.                                      242,426
        47,861  Procter & Gamble Co. (The)                               2,958,767
                                                                      ------------
                                                                         3,661,421
                                                                      ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 1.5%
        22,851  Mirant Corp.(1)                                            431,198
        29,164  NRG Energy, Inc.(1)                                        680,396
        53,588  Reliant Energy, Inc.(1)                                    309,739
                                                                      ------------
                                                                         1,421,333
                                                                      ------------
INDUSTRIAL CONGLOMERATES -- 2.1%
         7,477  3M Co.                                                     430,227
        98,012  General Electric Co.                                     1,587,794
                                                                      ------------
                                                                         2,018,021
                                                                      ------------

------
12

NT Equity Growth

Shares                                                                       Value

INSURANCE -- 3.6%
         6,238  ACE Ltd.                                                 $ 330,115
           603  Allied World Assurance Co. Holdings Ltd.                    24,482
         8,372  American Financial Group, Inc.                             191,552
         2,103  Arch Capital Group Ltd.(1)                                 147,420
        10,356  Aspen Insurance Holdings Ltd.                              251,133
             4  Berkshire Hathaway, Inc., Class A(1)                       386,400
         9,500  Chubb Corp.                                                484,500
         6,293  Endurance Specialty Holdings Ltd.                          192,125
         9,819  MetLife, Inc.                                              342,290
         3,264  Odyssey Re Holdings Corp.                                  169,108
        10,070  Prudential Financial, Inc.                                 304,718
         2,398  Sun Life Financial, Inc.                                    55,490
        11,920  Travelers Cos., Inc. (The)                                 538,784
           673  WR Berkley Corp.                                            20,863
                                                                      ------------
                                                                         3,438,980
                                                                      ------------
INTERNET & CATALOG RETAIL(2)
           139  Amazon.com, Inc.(1)                                          7,128
                                                                      ------------
INTERNET SOFTWARE & SERVICES -- 1.0%
         2,850  Google, Inc., Class A(1)                                   876,802
         3,542  IAC/InterActiveCorp(1)                                      55,716
                                                                      ------------
                                                                           932,518
                                                                      ------------
IT SERVICES -- 4.1%
        32,387  Accenture Ltd., Class A                                  1,061,970
         5,169  Affiliated Computer Services, Inc., Class A(1)             237,516
        13,582  Alliance Data Systems Corp.(1)                             631,970
         8,805  Broadridge Financial Solutions, Inc.                       110,415
        18,014  International Business Machines Corp.                    1,516,058
        10,442  SAIC, Inc.(1)                                              203,410
         4,355  Visa, Inc., Class A                                        228,420
                                                                      ------------
                                                                         3,989,759
                                                                      ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
         2,166  Hasbro, Inc.                                                63,182
        10,120  Polaris Industries, Inc.                                   289,938
                                                                      ------------
                                                                           353,120
                                                                      ------------
MACHINERY -- 0.9%
        28,473  AGCO Corp.(1)                                              671,678
         1,599  Dover Corp.                                                 52,639
         2,639  Flowserve Corp.                                            135,909
                                                                      ------------
                                                                           860,226
                                                                      ------------

Shares                                                                       Value

MEDIA -- 2.3%
        69,904  Comcast Corp., Class A                                 $ 1,179,979
        21,233  DISH Network Corp., Class A(1)                             235,474
        46,003  Gannett Co., Inc.                                          368,024
        43,377  Time Warner, Inc.                                          436,373
                                                                      ------------
                                                                         2,219,850
                                                                      ------------
METALS & MINING -- 0.2%
         1,673  Compass Minerals International, Inc.                        98,138
         2,362  United States Steel Corp.                                   87,867
                                                                      ------------
                                                                           186,005
                                                                      ------------
MULTILINE RETAIL -- 1.1%
         4,829  Big Lots, Inc.(1)                                           69,972
         9,061  Dollar Tree, Inc.(1)                                       378,750
        23,184  Family Dollar Stores, Inc.                                 604,407
                                                                      ------------
                                                                         1,053,129
                                                                      ------------
MULTI-INDUSTRY -- 0.9%
        39,422  Financial Select Sector SPDR Fund                          497,506
        14,418  SPDR KBW Regional Banking ETF                              420,429
                                                                      ------------
                                                                           917,935
                                                                      ------------
MULTI-UTILITIES -- 1.0%
        51,416  CenterPoint Energy, Inc.                                   648,870
         3,506  NSTAR                                                      127,934
         7,745  Public Service Enterprise Group, Inc.                      225,921
                                                                      ------------
                                                                         1,002,725
                                                                      ------------
OIL, GAS & CONSUMABLE FUELS -- 14.1%
         5,134  Anadarko Petroleum Corp.                                   197,916
         5,440  Apache Corp.                                               405,443
        27,353  Chevron Corp.                                            2,023,302
        35,153  ConocoPhillips                                           1,820,925
         5,601  Devon Energy Corp.                                         368,042
        72,494  Exxon Mobil Corp.                                        5,787,196
        10,143  Frontline Ltd.                                             300,334
        13,627  McMoRan Exploration Co.(1)                                 133,545
           560  Murphy Oil Corp.                                            24,836
        10,812  Occidental Petroleum Corp.                                 648,612
        14,330  Stone Energy Corp.(1)                                      157,917
        12,429  Sunoco, Inc.                                               540,164
        43,194  Valero Energy Corp.                                        934,718
        17,251  W&T Offshore, Inc.                                         247,034
                                                                      ------------
                                                                        13,589,984
                                                                      ------------

------
13

NT Equity Growth

Shares                                                                       Value

PHARMACEUTICALS -- 8.5%
         1,973  Abbott Laboratories                                      $ 105,299
        24,736  Eli Lilly & Co.                                            996,119
        10,149  Forest Laboratories, Inc.(1)                               258,495
        49,691  Johnson & Johnson                                        2,973,013
        40,036  King Pharmaceuticals, Inc.(1)                              425,182
        26,076  Merck & Co., Inc.                                          792,710
       115,000  Pfizer, Inc.                                             2,036,650
        26,262  Schering-Plough Corp.                                      447,242
         8,714  Watson Pharmaceuticals, Inc.(1)                            231,531
                                                                      ------------
                                                                         8,266,241
                                                                      ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 0.2%
         5,498  Host Hotels & Resorts, Inc.                                 41,620
         3,292  Simon Property Group, Inc.                                 174,904
                                                                      ------------
                                                                           216,524
                                                                      ------------
ROAD & RAIL -- 1.0%
         3,625  Burlington Northern Santa Fe Corp.                         274,449
         4,716  CSX Corp.                                                  153,129
         4,710  Norfolk Southern Corp.                                     221,605
         6,413  Union Pacific Corp.                                        306,541
                                                                      ------------
                                                                           955,724
                                                                      ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.7%
        83,332  Amkor Technology, Inc.(1)                                  181,664
         4,576  Analog Devices, Inc.                                        87,035
        17,153  Applied Materials, Inc.                                    173,760
        32,877  Intel Corp.                                                481,977
         2,589  Linear Technology Corp.                                     57,269
       107,266  LSI Corp.(1)                                               352,905
         2,157  National Semiconductor Corp.                                21,721
        16,750  Texas Instruments, Inc.                                    259,960
                                                                      ------------
                                                                         1,616,291
                                                                      ------------
SOFTWARE -- 3.6%
       131,503  Microsoft Corp.                                          2,556,418
        23,049  Oracle Corp.(1)                                            408,659
        12,056  Sybase, Inc.(1)                                            298,627
        10,038  Synopsys, Inc.(1)                                          185,904
                                                                      ------------
                                                                         3,449,608
                                                                      ------------

Shares                                                                       Value

SPECIALTY RETAIL -- 2.1%
         1,191  AutoZone, Inc.(1)                                        $ 166,109
        58,689  Gap, Inc. (The)                                            785,846
         9,388  Home Depot, Inc. (The)                                     216,112
         9,315  RadioShack Corp.                                           111,221
        12,303  Sherwin-Williams Co. (The)                                 735,104
                                                                      ------------
                                                                         2,014,392
                                                                      ------------
TOTAL COMMON STOCKS
(Cost $113,814,793)                                                     95,426,961
                                                                      ------------

Temporary Cash Investments -- 1.3%

        99,352  JPMorgan U.S. Treasury Plus Money Market Fund
                Agency Shares                                               99,352

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations, 2.875%,
6/30/10, valued at $1,223,868), in a joint trading account at
0.02%, dated 12/31/08, due 1/2/09 (Delivery value $1,200,001)            1,200,000
                                                                      ------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $1,299,352)                                                        1,299,352
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 100.0%
(Cost $115,114,145)                                                     96,726,313
                                                                      ------------
OTHER ASSETS AND LIABILITIES(2)                                           (36,935)
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                             $96,689,378
                                                                      ============

Notes to Schedule of Investments

ETF = Exchange Traded Fund

SPDR = Standard & Poor's Depositary Receipts

(1) Non-income producing.

(2) Category is less than 0.05% of total net assets.

See Notes to Financial Statements.

------
14

NT Small Company

DECEMBER 31, 2008 (UNAUDITED)

Shares                                                                       Value

Common Stocks -- 98.6%

AEROSPACE & DEFENSE -- 2.5%
          915  Applied Signal Technologies                                $ 16,415
        1,148  Ceradyne, Inc.(1)                                            23,316
        7,564  Esterline Technologies Corp.(1)                             286,600
        1,015  Moog, Inc., Class A(1)                                       37,118
        4,705  Orbital Sciences Corp.(1)                                    91,889
        2,885  Teledyne Technologies, Inc.(1)                              128,527
        1,238  Triumph Group, Inc.                                          52,565
                                                                      ------------
                                                                           636,430
                                                                      ------------
AIR FREIGHT & LOGISTICS -- 0.6%
        4,731  Hub Group, Inc., Class A(1)                                 125,513
        1,946  Pacer International, Inc.                                    20,297
                                                                      ------------
                                                                           145,810
                                                                      ------------
AIRLINES -- 0.4%
        4,817  SkyWest, Inc.                                                89,596
                                                                      ------------
AUTO COMPONENTS -- 0.5%
          398  Autoliv, Inc.                                                 8,541
        1,037  Fuel Systems Solutions, Inc.(1)                              33,972
        3,918  Hawk Corp., Class A(1)                                       65,039
        4,822  Stoneridge, Inc.(1)                                          21,988
        1,899  TRW Automotive Holdings Corp.(1)                              6,837
                                                                      ------------
                                                                           136,377
                                                                      ------------
BIOTECHNOLOGY -- 2.1%
          420  Alkermes, Inc.(1)                                             4,473
        5,632  Cubist Pharmaceuticals, Inc.(1)                             136,069
        2,534  CV Therapeutics, Inc.(1)                                     23,338
        1,207  Emergent Biosolutions, Inc.(1)                               31,515
        2,479  Enzon Pharmaceuticals, Inc.(1)                               14,453
        8,373  Martek Biosciences Corp.(1)                                 253,786
        1,449  NPS Pharmaceuticals, Inc.(1)                                  8,998
        2,084  Regeneron Pharmaceuticals, Inc.(1)                           38,262
        3,285  Repligen Corp.(1)                                            12,417
                                                                      ------------
                                                                           523,311
                                                                      ------------
BUILDING PRODUCTS -- 0.5%
        1,754  Apogee Enterprises, Inc.                                     18,171
        2,085  Gibraltar Industries, Inc.                                   24,895
        1,980  Lennox International, Inc.                                   63,934
        1,766  NCI Building Systems, Inc.(1)                                28,786
                                                                      ------------
                                                                           135,786
                                                                      ------------

Shares                                                                       Value

CAPITAL MARKETS -- 1.0%
       12,902  Calamos Asset Management, Inc., Class A                    $ 95,475
        1,145  Evercore Partners, Inc., Class A                             14,301
        2,665  Knight Capital Group, Inc., Class A(1)                       43,040
        5,812  LaBranche & Co., Inc.(1)                                     27,840
        1,309  optionsXpress Holdings, Inc.                                 17,488
          268  thinkorswim Group, Inc.(1)                                    1,506
        8,467  TradeStation Group, Inc.(1)                                  54,612
                                                                      ------------
                                                                           254,262
                                                                      ------------
CHEMICALS -- 0.9%
          813  CF Industries Holdings, Inc.                                 39,967
        1,170  Innophos Holdings, Inc.                                      23,178
        4,013  Koppers Holdings, Inc.                                       86,761
          195  Minerals Technologies, Inc.                                   7,976
        1,292  OM Group, Inc.(1)                                            27,274
          233  Quaker Chemical Corp.                                         3,833
          949  Schulman (A.), Inc.                                          16,133
          388  Scotts Miracle-Gro Co. (The), Class A                        11,531
                                                                      ------------
                                                                           216,653
                                                                      ------------
COMMERCIAL BANKS -- 6.4%
          638  BancFirst Corp.                                              33,763
        4,382  Bank of Hawaii Corp.                                        197,935
          653  Center Financial Corp.                                        4,029
        2,311  Central Pacific Financial Corp.                              23,202
          637  City Holding Co.                                             22,155
        2,123  Commerce Bancshares, Inc.                                    93,306
        2,647  Community Bank System, Inc.                                  64,560
        3,550  CVB Financial Corp.                                          42,245
          361  Financial Institutions, Inc.                                  5,180
        3,928  First Bancorp.                                               43,758
           63  First Citizens BancShares, Inc., Class A                      9,626
        5,732  First Commonwealth Financial Corp.                           70,962
        3,737  First Midwest Bancorp., Inc.                                 74,628
        4,497  Glacier Bancorp., Inc.                                       85,533
        1,373  Nara Bancorp., Inc.                                          13,497
        6,138  National Penn Bancshares, Inc.                               89,062
          790  NBT Bancorp., Inc.                                           22,088
        1,497  Old National Bancorp.                                        27,186
        2,797  Oriental Financial Group, Inc.                               16,922
          885  PacWest Bancorp.                                             23,807

------
15

NT Small Company

Shares                                                                       Value

        3,332  Prosperity Bancshares, Inc.                                $ 98,594
          392  Republic Bancorp., Inc., Class A                             10,662
          266  Southside Bancshares, Inc.                                    6,251
        5,895  Sterling Bancshares, Inc.                                    35,842
        4,298  Sterling Financial Corp.                                     37,822
        2,665  SVB Financial Group(1)                                       69,903
          381  Tompkins Financial Corp.                                     22,079
        6,758  UCBH Holdings, Inc.                                          46,495
        2,997  UMB Financial Corp.                                         147,273
        2,161  United Community Banks, Inc.                                 29,346
        4,051  Valley National Bancorp.                                     82,033
        3,640  Whitney Holding Corp.                                        58,204
        2,261  Wilshire Bancorp., Inc.                                      20,530
                                                                      ------------
                                                                         1,628,478
                                                                      ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.6%
        2,422  American Reprographics Co.(1)                                16,712
        1,634  ATC Technology Corp.(1)                                      23,905
        3,260  Cenveo, Inc.(1)                                              14,507
        3,022  Comfort Systems USA, Inc.                                    32,214
        1,173  Consolidated Graphics, Inc.(1)                               26,557
       15,743  Knoll, Inc.                                                 142,002
          758  North American Galvanizing & Coating, Inc.(1)                 2,903
        2,752  PRG-Schultz International, Inc.(1)                           11,228
          605  Standard Parking Corp.(1)                                    11,701
        4,126  Waste Connections, Inc.(1)                                  130,258
                                                                      ------------
                                                                           411,987
                                                                      ------------
COMMUNICATIONS EQUIPMENT -- 2.5%
       10,849  Arris Group, Inc.(1)                                         86,250
        1,998  Avocent Corp.(1)                                             35,784
        3,034  Cogo Group, Inc.(1)                                          14,745
        1,896  Comtech Telecommunications Corp.(1)                          86,875
          981  Digi International, Inc.(1)                                   7,956
        1,291  EMS Technologies, Inc.(1)                                    33,398
        8,761  Emulex Corp.(1)                                              61,152
        2,383  Harmonic, Inc.(1)                                            13,369
          680  Harris Stratex Networks, Inc., Class A(1)                     3,509
        4,515  InterDigital, Inc.(1)                                       124,162
          798  PC-Tel, Inc.                                                  5,243
          732  Plantronics, Inc.                                             9,662
        7,174  Tekelec(1)                                                   95,701
        2,119  Viasat, Inc.(1)                                              51,025
                                                                      ------------
                                                                           628,831
                                                                      ------------

Shares                                                                       Value

COMPUTERS & PERIPHERALS -- 1.5%
        1,337  Adaptec, Inc.(1)                                             $4,412
        6,840  Lexmark International, Inc., Class A(1)                     183,996
        2,227  Novatel Wireless, Inc.(1)                                    10,333
       10,493  QLogic Corp.(1)                                             141,026
          696  Super Micro Computer, Inc.(1)                                 4,406
        2,489  Synaptics, Inc.(1)                                           41,218
                                                                      ------------
                                                                           385,391
                                                                      ------------
CONSTRUCTION & ENGINEERING -- 1.5%
       12,097  EMCOR Group, Inc.(1)                                        271,336
        1,561  Insituform Technologies, Inc., Class A(1)                    30,736
        2,340  Michael Baker Corp.(1)                                       86,369
                                                                      ------------
                                                                           388,441
                                                                      ------------
CONSUMER FINANCE -- 0.8%
        4,907  Advance America, Cash Advance Centers, Inc.                   9,274
        4,648  Cash America International, Inc.                            127,123
        2,550  Dollar Financial Corp.(1)                                    26,265
        1,425  World Acceptance Corp.(1)                                    28,158
                                                                      ------------
                                                                           190,820
                                                                      ------------
CONTAINERS & PACKAGING -- 1.3%
        1,587  Crown Holdings, Inc.(1)                                      30,471
        8,984  Rock-Tenn Co., Class A                                      307,073
                                                                      ------------
                                                                           337,544
                                                                      ------------
DISTRIBUTORS -- 0.3%
        6,268  LKQ Corp.(1)                                                 73,085
                                                                      ------------
DIVERSIFIED CONSUMER SERVICES -- 0.4%
        1,140  Capella Education Co.(1)                                     66,987
        1,231  Universal Technical Institute, Inc.(1)                       21,136
                                                                      ------------
                                                                            88,123
                                                                      ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
       10,281  Interactive Brokers Group, Inc., Class A(1)                 183,927
                                                                      ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
        8,930  CenturyTel, Inc.                                            244,057
           40  NTELOS Holdings Corp.                                           986
                                                                      ------------
                                                                           245,043
                                                                      ------------
ELECTRIC UTILITIES -- 0.8%
        3,545  Central Vermont Public Service Corp.                         84,583
        5,220  El Paso Electric Co.(1)                                      94,430
          368  Maine & Maritimes Corp.                                      14,297
                                                                      ------------
                                                                           193,310
                                                                      ------------

------
16

NT Small Company

Shares                                                                       Value

ELECTRICAL EQUIPMENT -- 2.3%
        3,240  Acuity Brands, Inc.                                       $ 113,109
        2,817  AO Smith Corp.                                               83,158
        1,823  Belden, Inc.                                                 38,064
        4,797  Brady Corp., Class A                                        114,888
        7,537  GrafTech International Ltd.(1)                               62,708
        1,710  Hubbell, Inc., Class B                                       55,883
        5,415  Woodward Governor Co.                                       124,653
                                                                      ------------
                                                                           592,463
                                                                      ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.2%
        5,378  Benchmark Electronics, Inc.(1)                               68,677
        2,152  Brightpoint, Inc.(1)                                          9,361
       25,309  Celestica, Inc.(1)                                          116,675
        3,693  Cognex Corp.                                                 54,656
          350  Coherent, Inc.(1)                                             7,511
        1,432  Daktronics, Inc.                                             13,404
        1,402  Dolby Laboratories, Inc., Class A(1)                         45,930
        2,204  Electro Scientific Industries, Inc.(1)                       14,965
        9,895  Insight Enterprises, Inc.(1)                                 68,276
        2,737  Itron, Inc.(1)                                              174,456
          892  Mercury Computer Systems, Inc.(1)                             5,629
       18,354  Methode Electronics, Inc.                                   123,706
        2,614  Multi-Fineline Electronix, Inc.(1)                           30,558
          954  Newport Corp.(1)                                              6,468
          933  Radisys Corp.(1)                                              5,159
        1,776  Trimble Navigation Ltd.(1)                                   38,379
        4,149  TTM Technologies, Inc.(1)                                    21,616
                                                                      ------------
                                                                           805,426
                                                                      ------------
ENERGY EQUIPMENT & SERVICES -- 2.5%
        4,530  Atwood Oceanics, Inc.(1)                                     69,218
       11,033  Basic Energy Services, Inc.(1)                              143,870
        1,369  CARBO Ceramics, Inc.                                         48,641
        7,435  ION Geophysical Corp.(1)                                     25,502
        1,499  Lufkin Industries, Inc.                                      51,716
        2,329  Matrix Service Co.(1)                                        17,863
        9,593  Oil States International, Inc.(1)                           179,293
        3,790  Unit Corp.(1)                                               101,269
                                                                      ------------
                                                                           637,372
                                                                      ------------
FOOD & STAPLES RETAILING -- 0.7%
        3,972  Casey's General Stores, Inc.                                 90,442
        1,118  Nash Finch Co.                                               50,187
        1,787  Spartan Stores, Inc.                                         41,548
                                                                      ------------
                                                                           182,177
                                                                      ------------

Shares                                                                       Value

FOOD PRODUCTS -- 2.2%
       22,256  Darling International, Inc.(1)                            $ 122,185
        1,262  Diamond Foods, Inc.                                          25,429
        1,082  Green Mountain Coffee Roasters, Inc.(1)                      41,873
        1,187  Hain Celestial Group, Inc. (The)(1)                          22,660
          596  J&J Snack Foods Corp.                                        21,385
        6,419  Overhill Farms, Inc.(1)                                      26,896
        2,398  Ralcorp Holdings, Inc.(1)                                   140,043
        5,833  TreeHouse Foods, Inc.(1)                                    158,891
                                                                      ------------
                                                                           559,362
                                                                      ------------
GAS UTILITIES -- 3.8%
        6,898  Atmos Energy Corp.                                          163,483
        5,516  Laclede Group, Inc. (The)                                   258,370
        3,441  New Jersey Resources Corp.                                  135,403
        5,793  Piedmont Natural Gas Co., Inc.                              183,464
        2,336  South Jersey Industries, Inc.                                93,090
        5,727  UGI Corp.                                                   139,853
                                                                      ------------
                                                                           973,663
                                                                      ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.1%
        6,015  American Medical Systems Holdings, Inc.(1)                   54,075
        3,770  Analogic Corp.                                              102,846
          893  Arthrocare Corp.(1)                                           4,260
        4,573  CONMED Corp.(1)                                             109,478
        4,658  CryoLife, Inc.(1)                                            45,229
        2,556  Cyberonics, Inc.(1)                                          42,353
          781  Cynosure, Inc., Class A(1)                                    7,130
          576  Edwards Lifesciences Corp.(1)                                31,651
          326  Exactech, Inc.(1)                                             5,490
        1,825  Greatbatch, Inc.(1)                                          48,289
          983  ICU Medical, Inc.(1)                                         32,577
        7,416  Invacare Corp.                                              115,096
        2,047  Kensey Nash Corp.(1)                                         39,732
          605  Palomar Medical Technologies, Inc.(1)                         6,976
          707  STERIS Corp.                                                 16,890
          652  Synovis Life Technologies, Inc.(1)                           12,218
        3,418  Thoratec Corp.(1)                                           111,051
                                                                      ------------
                                                                           785,341
                                                                      ------------
HEALTH CARE PROVIDERS & SERVICES -- 5.9%
        7,490  AMERIGROUP Corp.(1)                                         221,105
        1,005  Amsurg Corp.(1)                                              23,457
        2,948  Catalyst Health Solutions, Inc.(1)                           71,784
       10,815  Centene Corp.(1)                                            213,164

------
17

NT Small Company

Shares                                                                       Value

        1,967  Emergency Medical Services Corp., Class A(1)                $72,012
        2,798  Gentiva Health Services, Inc.(1)                             81,869
        1,938  Hanger Orthopedic Group, Inc.(1)                             28,120
        1,681  HealthSouth Corp.(1)                                         18,424
        3,915  Healthspring, Inc.(1)                                        78,182
        1,498  LHC Group, Inc.(1)                                           53,928
        3,217  Magellan Health Services, Inc.(1)                           125,978
        9,095  Owens & Minor, Inc.                                         342,427
          572  Pediatrix Medical Group, Inc.(1)                             18,132
        2,453  PharMerica Corp.(1)                                          38,438
        5,533  PSS World Medical, Inc.(1)                                  104,131
                                                                      ------------
                                                                         1,491,151
                                                                      ------------
HOTELS, RESTAURANTS & LEISURE -- 3.0%
       11,754  AFC Enterprises, Inc.(1)                                     55,126
        2,740  Bally Technologies, Inc.(1)                                  65,842
        1,084  Bob Evans Farms, Inc.                                        22,146
        1,783  California Pizza Kitchen, Inc.(1)                            19,114
        5,972  CEC Entertainment, Inc.(1)                                  144,821
        3,320  Choice Hotels International, Inc.                            99,799
        1,686  Cracker Barrel Old Country Store, Inc.                       34,715
        1,096  DineEquity, Inc.                                             12,670
        1,582  Einstein Noah Restaurant Group, Inc.(1)                       9,096
        1,369  Interval Leisure Group, Inc.(1)                               7,379
        2,363  Panera Bread Co., Class A(1)                                123,443
        2,190  PF Chang's China Bistro, Inc.(1)                             45,859
        3,961  WMS Industries, Inc.(1)                                     106,551
                                                                      ------------
                                                                           746,561
                                                                      ------------
HOUSEHOLD DURABLES -- 1.0%
        2,325  Helen of Troy Ltd.(1)                                        40,362
        1,039  M/I Homes, Inc.                                              10,951
        8,721  Tupperware Brands Corp.                                     197,967
                                                                      ------------
                                                                           249,280
                                                                      ------------
HOUSEHOLD PRODUCTS -- 0.1%
        1,882  Central Garden and Pet Co., Class A(1)                       11,104
          468  WD-40 Co.                                                    13,240
                                                                      ------------
                                                                            24,344
                                                                      ------------
INSURANCE -- 3.6%
        3,751  Allied World Assurance Co. Holdings Ltd.                    152,291
        5,129  American Financial Group, Inc.                              117,351
          278  American Physicians Service Group, Inc.                       5,980

Shares                                                                       Value

        4,556  AMERISAFE, Inc.(1)                                         $ 93,535
        9,379  Aspen Insurance Holdings Ltd.                               227,441
        1,008  Navigators Group, Inc. (The)(1)                              55,349
        7,000  Platinum Underwriters Holdings Ltd.                         252,560
                                                                      ------------
                                                                           904,507
                                                                      ------------
INTERNET & CATALOG RETAIL -- 0.3%
        9,059  1-800-FLOWERS.COM, Inc., Class A(1)                          34,605
          580  NutriSystem, Inc.                                             8,462
        1,727  PetMed Express, Inc.(1)                                      30,447
        1,959  Ticketmaster Entertainment, Inc.(1)                          12,577
                                                                      ------------
                                                                            86,091
                                                                      ------------
INTERNET SOFTWARE & SERVICES -- 1.5%
        5,582  Dice Holdings, Inc.(1)                                       22,774
       17,993  EarthLink, Inc.(1)                                          121,633
        3,236  Interwoven, Inc.(1)                                          40,774
        1,923  j2 Global Communications, Inc.(1)                            38,537
        2,046  Open Text Corp.(1)                                           61,646
        8,385  United Online, Inc.                                          50,897
        3,585  Websense, Inc.(1)                                            53,667
                                                                      ------------
                                                                           389,928
                                                                      ------------
IT SERVICES -- 3.4%
       16,892  Acxiom Corp.                                                136,994
        5,862  Broadridge Financial Solutions, Inc.                         73,510
        2,635  CGI Group, Inc., Class A(1)                                  20,553
        6,548  CIBER, Inc.(1)                                               31,496
       15,177  CSG Systems International, Inc.(1)                          265,142
        2,378  Gartner, Inc.(1)                                             42,400
        8,911  Global Cash Access Holdings, Inc.(1)                         19,782
        2,764  Hewitt Associates, Inc., Class A(1)                          78,442
        1,783  ManTech International Corp., Class A(1)                      96,621
          825  NCI, Inc., Class A(1)                                        24,857
        3,701  SAIC, Inc.(1)                                                72,096
                                                                      ------------
                                                                           861,893
                                                                      ------------
LEISURE EQUIPMENT & PRODUCTS -- 1.1%
        7,408  JAKKS Pacific, Inc.(1)                                      152,827
        3,111  Polaris Industries, Inc.                                     89,130
        1,509  Pool Corp.                                                   27,117
          111  RC2 Corp.(1)                                                  1,184
        1,723  Sport Supply Group, Inc.                                     12,061
                                                                      ------------
                                                                           282,319
                                                                      ------------

------
18

NT Small Company

Shares                                                                       Value

LIFE SCIENCES TOOLS & SERVICES -- 0.4%
          627  Bio-Rad Laboratories, Inc., Class A(1)                      $47,219
          624  Dionex Corp.(1)                                              27,987
        1,141  Life Technologies Corp.(1)                                   26,597
                                                                      ------------
                                                                           101,803
                                                                      ------------
MACHINERY -- 2.5%
        1,552  Altra Holdings, Inc.(1)                                      12,276
        3,158  Briggs & Stratton Corp.                                      55,549
        3,434  Chart Industries, Inc.(1)                                    36,504
          586  CIRCOR International, Inc.                                   16,115
        2,932  EnPro Industries, Inc.(1)                                    63,155
        5,977  Gardner Denver, Inc.(1)                                     139,503
        1,242  Lydall, Inc.(1)                                               7,142
        9,289  Robbins & Myers, Inc.                                       150,203
        3,919  Tecumseh Products Co., Class A(1)                            37,544
        1,299  Thermadyne Holdings Corp.(1)                                  8,924
        1,364  Toro Co.                                                     45,012
        2,320  Watts Water Technologies, Inc., Class A                      57,931
                                                                      ------------
                                                                           629,858
                                                                      ------------
MARINE -- 0.8%
        6,749  Horizon Lines, Inc., Class A                                 23,554
        6,823  Kirby Corp.(1)                                              186,677
                                                                      ------------
                                                                           210,231
                                                                      ------------
MEDIA -- 0.7%
        2,227  Carmike Cinemas, Inc.                                         8,129
        5,332  DreamWorks Animation SKG, Inc., Class A(1)                  134,686
        2,583  E.W. Scripps Co., Class A                                     5,708
        4,019  Mediacom Communications Corp., Class A(1)                    17,282
                                                                      ------------
                                                                           165,805
                                                                      ------------
METALS & MINING -- 0.6%
          838  Brush Engineered Materials, Inc.(1)                          10,659
        2,958  Century Aluminum Co.(1)                                      29,580
        1,395  Compass Minerals International, Inc.                         81,831
          757  Olympic Steel, Inc.                                          15,420
                                                                      ------------
                                                                           137,490
                                                                      ------------
MULTILINE RETAIL -- 1.1%
        1,497  Big Lots, Inc.(1)                                            21,691
        5,552  Dollar Tree, Inc.(1)                                        232,074
        3,246  Fred's, Inc., Class A                                        34,927
                                                                      ------------
                                                                           288,692
                                                                      ------------

Shares                                                                       Value

MULTI-INDUSTRY -- 1.2%
       10,121  SPDR KBW Regional Banking ETF                             $ 295,128
                                                                      ------------
MULTI-UTILITIES -- 0.3%
        4,343  Avista Corp.                                                 84,167
                                                                      ------------
OIL, GAS & CONSUMABLE FUELS -- 1.5%
        9,207  McMoRan Exploration Co.(1)                                   90,229
        3,520  Penn Virginia Corp.                                          91,449
        5,460  Stone Energy Corp.(1)                                        60,169
        3,046  W&T Offshore, Inc.                                           43,619
        2,337  World Fuel Services Corp.                                    86,469
                                                                      ------------
                                                                           371,935
                                                                      ------------
PAPER & FOREST PRODUCTS -- 0.3%
       16,683  Buckeye Technologies, Inc.(1)                                60,726
        1,040  Clearwater Paper Corp.(1)                                     8,726
        5,470  KapStone Paper and Packaging Corp.(1)                        13,018
                                                                      ------------
                                                                            82,470
                                                                      ------------
PHARMACEUTICALS -- 2.3%
       13,430  King Pharmaceuticals, Inc.(1)                               142,627
          831  Matrixx Initiatives, Inc.(1)                                 13,703
       10,375  Medicis Pharmaceutical Corp., Class A                       144,212
        1,689  Questcor Pharmaceutical, Inc.(1)                             15,724
        5,248  Salix Pharmaceuticals Ltd.(1)                                46,340
          597  Sucampo Pharmaceuticals, Inc., Class A(1)                     3,433
        5,845  ViroPharma, Inc.(1)                                          76,102
       27,250  VIVUS, Inc.(1)                                              144,970
                                                                      ------------
                                                                           587,111
                                                                      ------------
PROFESSIONAL SERVICES -- 1.3%
          335  Administaff, Inc.                                             7,263
        8,251  COMSYS IT Partners, Inc.(1)                                  18,482
          372  Heidrick & Struggles International, Inc.                      8,013
        4,446  On Assignment, Inc.(1)                                       25,209
        9,097  Spherion Corp.(1)                                            20,104
        5,236  Watson Wyatt Worldwide, Inc., Class A                       250,386
                                                                      ------------
                                                                           329,457
                                                                      ------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 5.2%
          545  Apartment Investment & Management Co., Class A                6,295
        2,823  Associated Estates Realty Corp.                              25,774
        2,729  Cedar Shopping Centers, Inc.                                 19,321

------
19

NT Small Company

Shares                                                                       Value

        3,677  Colonial Properties Trust                                  $ 30,629
        2,282  Entertainment Properties Trust                               68,004
        6,219  Equity Lifestyle Properties, Inc.                           238,561
        2,360  Essex Property Trust, Inc.                                  181,130
        6,457  Extra Space Storage, Inc.                                    66,636
        1,517  Kilroy Realty Corp.                                          50,759
        2,813  Medical Properties Trust, Inc.                               17,750
        2,163  Mid-America Apartment Communities, Inc.                      80,377
        3,374  National Retail Properties, Inc.                             57,999
        1,220  Parkway Properties, Inc.                                     21,960
        1,162  PS Business Parks, Inc.                                      51,895
        5,858  Senior Housing Properties Trust                             104,975
        1,084  Sovran Self Storage, Inc.                                    39,024
        2,419  Tanger Factory Outlet Centers                                91,003
        6,786  Taubman Centers, Inc.                                       172,772
                                                                      ------------
                                                                         1,324,864
                                                                      ------------
ROAD & RAIL -- 1.2%
        3,273  Arkansas Best Corp.                                          98,550
        3,569  Heartland Express, Inc.                                      56,247
        2,836  Landstar System, Inc.                                       108,988
        1,245  USA Truck, Inc.(1)                                           17,169
        1,919  Werner Enterprises, Inc.                                     33,275
                                                                      ------------
                                                                           314,229
                                                                      ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.7%
        2,067  Actel Corp.(1)                                               24,225
        5,962  ASM International NV(1)                                      51,929
        7,917  Cirrus Logic, Inc.(1)                                        21,218
        1,274  Cohu, Inc.                                                   15,479
       18,869  Cypress Semiconductor Corp.(1)                               84,344
        2,665  DSP Group, Inc.(1)                                           21,373
        5,141  Exar Corp.(1)                                                34,290
        6,493  Microsemi Corp.(1)                                           82,072
        3,933  MKS Instruments, Inc.(1)                                     58,169
       19,544  Silicon Image, Inc.(1)                                       82,085
       30,414  Skyworks Solutions, Inc.(1)                                 168,494
        6,095  Standard Microsystems Corp.(1)                               99,592
       12,260  TriQuint Semiconductor, Inc.(1)                              42,174
        1,488  Ultratech, Inc.(1)                                           17,797
        5,205  Varian Semiconductor Equipment Associates, Inc.(1)           94,315
        3,719  Volterra Semiconductor Corp.(1)                              26,591
                                                                      ------------
                                                                           924,147
                                                                      ------------

Shares                                                                       Value

SOFTWARE -- 3.7%
        2,236  ANSYS, Inc.(1)                                             $ 62,362
       10,525  Compuware Corp.(1)                                           71,044
        2,359  Concur Technologies, Inc.(1)                                 77,422
        2,160  Epicor Software Corp.(1)                                     10,368
        7,040  Informatica Corp.(1)                                         96,659
        2,241  JDA Software Group, Inc.(1)                                  29,424
       19,666  Mentor Graphics Corp.(1)                                    101,673
        2,915  Parametric Technology Corp.(1)                               36,875
        6,771  Soapstone Networks, Inc.(1)                                  17,469
        3,331  SPSS, Inc.(1)                                                89,804
        5,583  Sybase, Inc.(1)                                             138,291
          516  Symyx Technologies, Inc.(1)                                   3,065
        7,396  Synopsys, Inc.(1)                                           136,974
        6,417  Take-Two Interactive Software, Inc.(1)                       48,513
        1,588  Taleo Corp., Class A(1)                                      12,434
          365  TeleCommunication Systems, Inc., Class A(1)                   3,135
                                                                      ------------
                                                                           935,512
                                                                      ------------
SPECIALTY RETAIL -- 3.2%
          976  America's Car-Mart, Inc.(1)                                  13,479
        1,558  Cato Corp. (The), Class A                                    23,526
        1,318  Charlotte Russe Holding, Inc.(1)                              8,554
        1,877  Children's Place Retail Stores, Inc. (The)(1)                40,693
        3,548  Dress Barn, Inc. (The)(1)                                    38,105
        4,490  Finish Line, Inc. (The), Class A                             25,144
        8,101  Genesco, Inc.(1)                                            137,069
        5,528  Gymboree Corp.(1)                                           144,226
       10,710  Jo-Ann Stores, Inc.(1)                                      165,898
        4,914  RadioShack Corp.                                             58,673
        1,223  Rent-A-Center, Inc.(1)                                       21,586
        3,129  Stage Stores, Inc.                                           25,814
        3,000  Tractor Supply Co.(1)                                       108,420
                                                                      ------------
                                                                           811,187
                                                                      ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.7%
        4,404  Carter's, Inc.(1)                                            84,821
           67  Deckers Outdoor Corp.(1)                                      5,351
          657  FGX International Holdings Ltd.(1)                            9,027
        3,339  Fossil, Inc.(1)                                              55,761
        2,441  Iconix Brand Group, Inc.(1)                                  23,873
          843  Maidenform Brands, Inc.(1)                                    8,557
          981  Perry Ellis International, Inc.(1)                            6,220
        4,313  Skechers U.S.A., Inc., Class A(1)                            55,293

------
20

NT Small Company

Shares                                                                       Value

        1,178  Steven Madden Ltd.(1)                                       $25,115
        2,003  True Religion Apparel, Inc.(1)                               24,917
        1,264  Unifirst Corp.                                               37,528
        1,320  Volcom, Inc.(1)                                              14,388
        4,280  Wolverine World Wide, Inc.                                   90,051
                                                                      ------------
                                                                           440,902
                                                                      ------------
THRIFTS & MORTGAGE FINANCE -- 1.1%
        3,323  Brookline Bancorp., Inc.                                     35,390
          380  Charter Financial Corp.                                       3,420
        6,143  First Niagara Financial Group, Inc.                          99,332
        3,085  Provident Financial Services, Inc.                           47,201
        8,779  TrustCo Bank Corp. NY                                        83,488
                                                                      ------------
                                                                           268,831
                                                                      ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.5%
        2,719  Applied Industrial Technologies, Inc.                        51,444
        3,896  WESCO International, Inc.(1)                                 74,920
                                                                      ------------
                                                                           126,364
                                                                      ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
        6,960  Syniverse Holdings, Inc.(1)                                  83,102
                                                                      ------------
TOTAL COMMON STOCKS
(Cost $29,962,367)                                                      24,978,368
                                                                      ------------

Shares                                                                       Value

Temporary Cash Investments -- 1.3%

       40,916  JPMorgan U.S. Treasury Plus Money Market Fund
               Agency Shares                                              $ 40,916

Repurchase Agreement, Deutsche Bank Securities, Inc.,
(collateralized by various U.S. Treasury obligations, 2.875%,
6/30/10, valued at $305,967), in a joint trading account at 0.02%,
dated 12/31/08, due 1/2/09 (Delivery value $300,000)                       300,000
                                                                      ------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $340,916)                                                            340,916
                                                                      ------------
TOTAL INVESTMENT SECURITIES -- 99.9%
(Cost $30,303,283)                                                      25,319,284
                                                                      ------------
OTHER ASSETS AND LIABILITIES -- 0.1%                                        26,309
                                                                      ------------
TOTAL NET ASSETS -- 100.0%                                             $25,345,593
                                                                      ============

Notes to Schedule of Investments

ETF = Exchange Traded Fund

SPDR = Standard & Poor's Depositary Receipts

(1) Non-income producing.

See Notes to Financial Statements.

------
21

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2008 (UNAUDITED)
                                                         NT Equity        NT Small
                                                            Growth         Company
ASSETS

Investment securities, at value (cost of
$115,114,145 and $30,303,283, respectively)           $ 96,726,313     $25,319,284

Cash                                                            --          37,055

Receivable for investments sold                                 --         899,314

Receivable for capital shares sold                         211,897          57,675

Dividends and interest receivable                          118,596          30,461
                                                     -------------   -------------
                                                        97,056,806      26,343,789
                                                     -------------   -------------

LIABILITIES

Disbursements in excess of
demand deposit cash                                         13,285              --

Payable for investments purchased                          315,017         984,320

Accrued management fees                                     39,126          13,876
                                                     -------------   -------------
                                                           367,428         998,196
                                                     -------------   -------------

NET ASSETS                                             $96,689,378     $25,345,593
                                                     =============   =============

INSTITUTIONAL CLASS CAPITAL SHARES, $0.01 PAR VALUE

Authorized                                              50,000,000      50,000,000
                                                     =============   =============
Shares outstanding                                      13,529,841       4,477,368
                                                     =============   =============

NET ASSET VALUE PER SHARE                                    $7.15           $5.66
                                                     =============   =============

NET ASSETS CONSIST OF:

Capital (par value and paid-in surplus)               $134,842,368     $38,373,137

Accumulated net investment loss                            (2,609)         (6,166)

Accumulated net realized loss on
investment transactions                               (19,762,549)     (8,037,379)

Net unrealized depreciation on investments            (18,387,832)     (4,983,999)
                                                     -------------   -------------
                                                      $ 96,689,378     $25,345,593
                                                     =============   =============

See Notes to Financial Statements.

------
22

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED)
                                                         NT Equity        NT Small
                                                            Growth         Company
INVESTMENT INCOME (LOSS)

INCOME:

Dividends (net of foreign taxes withheld
of $1,720 and $113, respectively)                      $ 1,173,128       $ 139,112

Interest                                                     5,594           1,479

Securities lending, net                                     13,013          15,265
                                                     -------------   -------------
                                                         1,191,735         155,856
                                                     -------------   -------------

EXPENSES:

Management fees                                            254,142          88,519

Directors' fees and expenses                                 2,092             517

Other expenses                                                 206              77
                                                     -------------   -------------
                                                           256,440          89,113
                                                     -------------   -------------

NET INVESTMENT INCOME (LOSS)                               935,295          66,743
                                                     -------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) on
investment transactions                               (14,191,069)     (4,325,909)

Change in net unrealized appreciation
(depreciation) on investments                         (19,493,841)     (5,635,785)
                                                     -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)               (33,684,910)     (9,961,694)
                                                     -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                      $(32,749,615)    $(9,894,951)
                                                     =============   =============

See Notes to Financial Statements.

------
23

STATEMENT OF CHANGES IN NET ASSETS

SIX MONTHS ENDED DECEMBER 31, 2008 (UNAUDITED) AND YEAR ENDED JUNE 30, 2008
                                      NT Equity Growth               NT Small Company
Increase (Decrease) in     December 31,                  December 31,        June 30,
Net Assets                         2008  June 30, 2008           2008            2008

OPERATIONS

Net investment income
(loss)                        $ 935,295    $ 1,208,495       $ 66,743        $ 73,320

Net realized
gain (loss)                (14,191,069)    (5,031,270)    (4,325,909)     (2,924,199)

Change in net
unrealized appreciation
(depreciation)             (19,493,841)    (8,593,467)    (5,635,785)     (1,865,404)
                           ------------   ------------   ------------    ------------
Net increase (decrease)
in net assets resulting
from operations            (32,749,615)   (12,416,242)    (9,894,951)     (4,716,283)
                           ------------   ------------   ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS

From net
investment income           (1,293,235)      (858,273)       (84,064)        (81,214)

From net
realized gains                       --      (957,648)             --              --
                           ------------   ------------   ------------    ------------
Decrease in net assets
from distributions          (1,293,235)    (1,815,921)       (84,064)        (81,214)
                           ------------   ------------   ------------    ------------

CAPITAL SHARE TRANSACTIONS

Proceeds from
shares sold                  26,856,743     45,953,883      8,780,893      13,505,490

Payments for
shares redeemed             (8,541,720)   (11,249,770)    (1,633,996)     (4,324,020)
                           ------------   ------------   ------------    ------------
Net increase (decrease)
in net assets from
capital share
transactions                 18,315,023     34,704,113      7,146,897       9,181,470
                           ------------   ------------   ------------    ------------

NET INCREASE (DECREASE)
IN
NET ASSETS                 (15,727,827)     20,471,950    (2,832,118)       4,383,973

NET ASSETS

Beginning of period         112,417,205     91,945,255     28,177,711      23,793,738
                           ------------   ------------   ------------    ------------
End of period              $ 96,689,378   $112,417,205    $25,345,593     $28,177,711
                           ============   ============   ============    ============

Accumulated
undistributed
net investment income
(loss)                         $(2,609)       $355,331       $(6,166)         $11,155
                           ============   ============   ============    ============

TRANSACTIONS IN SHARES OF THE FUNDS

Sold                          3,336,389      4,305,938      1,418,782       1,493,603

Redeemed                    (1,069,790)    (1,014,028)      (219,018)       (449,818)
                           ------------   ------------   ------------    ------------
Net increase (decrease)
in shares of the funds        2,266,599      3,291,910      1,199,764       1,043,785
                           ============   ============   ============    ============

See Notes to Financial Statements.

------
24

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Quantitative Equity Funds, Inc. (the
corporation) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company. NT Equity Growth Fund (NT
Equity Growth) and NT Small Company Fund (NT Small Company) (collectively, the funds) are two funds in a series issued by the corporation. The funds are diversified under the 1940 Act. The funds' investment objective is to seek long-term capital growth. The funds pursue this investment objective by investing in common stocks. NT Small Company primarily invests in smaller-capitalization U.S. companies. The funds are not permitted to invest in any securities issued by companies assigned the Global Industry
Classification Standard for the tobacco industry. The following is a summary of the funds' significant accounting policies.

SECURITY VALUATIONS -- Securities traded primarily on a principal securities exchange are valued at the last reported sales price, or at the mean of the latest bid and asked prices where no last sales price is available. Depending on local convention or regulation, securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official close price. Debt securities not traded on a principal securities exchange are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Directors. If the funds determine that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued as determined by the Board of Directors or its designee, in accordance with procedures adopted by the Board of Directors, if such determination would materially impact a fund's net asset value. Certain other circumstances may cause the funds to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

SECURITY TRANSACTIONS -- For financial reporting purposes, security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds estimate the components of distributions received that may be considered nontaxable distributions or capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income. The income earned, net of any rebates or fees, is included in the
Statement of Operations. The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) (the
investment advisor) has determined are creditworthy pursuant to criteria adopted by the Board of Directors. Each repurchase agreement is recorded at cost. Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the
Securities and Exchange Commission, each fund, along with certain other funds in the American Century Investments family of funds, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or
Agency obligations.

------
25

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. All tax years for the funds remain subject to examination by tax authorities. At this time, management has not identified any uncertain tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
Accordingly, no provision has been made for federal or state income taxes.
Interest and penalties associated with any federal or state income tax obligations, if any, are recorded as interest expense.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annualy.

INDEMNIFICATIONS -- Under the corporation's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. The risk of material loss from such claims is considered by management to be remote.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The Agreement provides that all expenses of the funds, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of each specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an
Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment advisor that are in the same broad investment category as each fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.3380% to 0.5200% for NT Equity
Growth and from 0.5380% to 0.7200% for NT Small Company. The rates for the
Complex Fee range from 0.0500% to 0.1100%. The effective annual management fee for NT Equity Growth and NT Small Company for the six months ended December
31, 2008 was 0.49% and 0.69%, respectively.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC), the parent of the corporation's investment advisor, ACIM, the distributor of the corporation, American Century Investment Services, Inc., and the corporation's transfer agent, American Century Services, LLC. The funds are wholly owned, in aggregate, by various funds in a series issues by American Century Asset
Allocation Portfolios, Inc. (ACAAP). ACAAP does not invest in the funds for the purpose of exercising management or control.

The funds are eligible to invest in a money market fund for temporary purposes, which is managed by J.P. Morgan Investment Management, Inc. (JPMIM).
JPMIM is a wholly owned subsidiary of JPMorgan Chase & Co. (JPM). JPM is an equity investor in ACC. The funds have a securities lending agreement with
JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of JPM.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended December 31, 2008, were as follows:

                                       NT Equity Growth        NT Small Company

Purchases                                $85,684,125             $23,436,409

Proceeds from sales                      $68,185,200             $16,423,500

------
26

4. SECURITIES LENDING

As of December 31, 2008, the funds did not have any securities on loan. JPMCB receives and maintains collateral in the form of cash and/or acceptable securities as approved by ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and
Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the fund may be delayed or limited. Investments made with cash collateral may decline in value.

5. FAIR VALUE MEASUREMENTS

The funds' securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the funds. In conformity with accounting principles generally accepted in the
United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

* Level 1 valuation inputs consist of actual quoted prices based on an active market;

* Level 2 valuation inputs consist of significant direct or indirect observable market data; or

* Level 3 valuation inputs consist of significant unobservable inputs such as a fund's own assumptions.

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the funds' securities as of December 31, 2008:

                                                                         Value of
Fund/Valuation Inputs                                       Investment Securities

NT EQUITY GROWTH

Level 1 -- Quoted Prices                                              $95,526,313

Level 2 -- Other Significant Observable Inputs                          1,200,000

Level 3 -- Significant Unobservable Inputs                                     --
                                                                     ------------
                                                                      $96,726,313
                                                                     ============

NT SMALL COMPANY

Level 1 -- Quoted Prices                                              $25,019,284

Level 2 -- Other Significant Observable Inputs                            300,000

Level 3 -- Significant Unobservable Inputs                                     --
                                                                     ------------
                                                                      $25,319,284
                                                                     ============

6. BANK LINE OF CREDIT

The funds, along with certain other funds in the American Century Investments family of funds, had a $500,000,000 unsecured bank line of credit agreement with Bank of America, N.A. The line expired December 10, 2008, and was not renewed. The agreement allowed the funds to borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement were subject to interest at the Federal Funds rate plus 0.40%. The funds did not borrow from the line during the six months ended December 31,
2008.

7. INTERFUND LENDING

The funds, along with certain other funds in the American Century Investments family of funds, may participate in an interfund lending program, pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC).
This program provides an alternative credit facility allowing the

------
27

funds to borrow from or lend to other funds in the American Century
Investments family of funds that permit such transactions. Interfund lending transactions are subject to each fund's investment policies and borrowing and lending limits. The interfund loan rate earned/paid on interfund lending transactions is determined daily based on the average of certain current market rates. Interfund lending transactions normally extend only overnight, but can have a maximum duration of seven days. The program is subject to annual approval by the Board of Directors. During the six months ended
December 31, 2008, the funds did not utilize the program.

8. RISK FACTORS

NT Small Company concentrates its investments in common stocks of small companies. Because of this, NT Small Company may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. FEDERAL TAX INFORMATION

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of December 31, 2008, the components of investments for federal income tax purposes were as follows:

                                              NT Equity Growth    NT Small Company

Federal tax cost of investments                   $117,614,913         $31,619,008
                                                 =============       =============
Gross tax appreciation of investments              $ 2,947,482           $ 794,996

Gross tax depreciation of investments             (23,836,082)         (7,094,720)
                                                 -------------       -------------
Net tax appreciation (depreciation)
of investments                                   $(20,888,600)        $(6,299,724)
                                                 =============       =============

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of June 30, 2008, NT Small Company had accumulated capital losses of
$(1,049,134) which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers of $(652,509) and $(396,625) expire in 2014 and 2016, respectively.

As of June 30, 2008, NT Equity Growth and NT Small Company had capital loss deferrals of $(4,857,784) and $(2,188,565), respectively, which represent net capital losses incurred in the eight-month period ended June 30, 2008. The funds have elected to treat such losses and having been incurred in the following fiscal year for federal income tax purposes.

10. RECENTLY ISSUED ACCOUNTING STANDARDS

The Financial Accounting Standards Board (FASB) issued Statement of Financial
Accounting Standards No. 157, "Fair Value Measurements" (FAS 157), in
September 2006, which is effective for fiscal years beginning after November
15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands the required financial statement disclosures about fair value measurements. The adoption of FAS 157 did not materially impact the determination of fair value.

In March 2008, the FASB issued Statement of Financial Accounting Standards No.
161, "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" (FAS 161). FAS 161 is effective for interim periods beginning after November 15, 2008. FAS 161 amends and expands disclosures about derivative instruments and hedging activities. FAS 161 requires qualitative disclosures about the objectives and strategies of derivative instruments, quantitative disclosures about the fair value amounts of and gains and losses on derivative instruments, and disclosures of credit-risk-related contingent features in hedging activities. Management is currently evaluating the impact that adopting FAS 161 will have on the financial statement disclosures.

------
28

FINANCIAL HIGHLIGHTS
NT Equity Growth

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                                           2008(1)      2008    2007(2)    2006(3)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                          $9.98    $11.53     $10.87     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)              0.08(4)      0.12       0.06       0.07

 Net Realized and Unrealized
 Gain (Loss)                                (2.81)    (1.47)       0.65       0.87
                                          --------  --------   --------   --------
 Total From Investment Operations           (2.73)    (1.35)       0.71       0.94
                                          --------  --------   --------   --------
Distributions

 From Net Investment Income                 (0.10)    (0.09)     (0.05)     (0.07)

 From Net Realized Gains                        --    (0.11)         --         --
                                          --------  --------   --------   --------
 Total Distributions                        (0.10)    (0.20)     (0.05)     (0.07)
                                          --------  --------   --------   --------
Net Asset Value, End of Period               $7.15     $9.98     $11.53     $10.87
                                          ========  ========   ========   ========

TOTAL RETURN(5)                           (27.45)%  (11.84)%      6.59%      9.47%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                     0.49%(6)     0.47%   0.47%(6)   0.47%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                     1.79%(6)     1.20%   1.04%(6)   1.20%(6)

Portfolio Turnover Rate                        65%       99%        54%        65%

Net Assets, End of Period
(in thousands)                             $96,689  $112,417    $91,945    $71,743

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period.

(3) May 12, 2006 (fund inception) through December 31, 2006.

(4) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(6) Annualized.

See Notes to Financial Statements.

------
29

NT Small Company

For a Share Outstanding Throughout the Years Ended June 30 (except as noted)
                                           2008(1)      2008    2007(2)    2006(3)
PER-SHARE DATA

Net Asset Value,
Beginning of Period                          $8.60    $10.65      $9.80     $10.00
                                          --------  --------   --------   --------
Income From Investment Operations

 Net Investment Income (Loss)              0.02(4)      0.03       0.02       0.02

 Net Realized and Unrealized
 Gain (Loss)                                (2.94)    (2.05)       0.84     (0.20)
                                          --------  --------   --------   --------
 Total From Investment Operations           (2.92)    (2.02)       0.86     (0.18)
                                          --------  --------   --------   --------
Distributions

 From Net Investment Income                 (0.02)    (0.03)     (0.01)     (0.02)
                                          --------  --------   --------   --------
Net Asset Value, End of Period               $5.66     $8.60     $10.65      $9.80
                                          ========  ========   ========   ========

TOTAL RETURN(5)                           (33.96)%  (18.98)%      8.77%    (1.78)%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating Expenses
to Average Net Assets                     0.69%(6)     0.67%   0.67%(6)   0.67%(6)

Ratio of Net Investment Income (Loss)
to Average Net Assets                     0.52%(6)     0.29%   0.40%(6)   0.39%(6)

Portfolio Turnover Rate                        63%      143%        73%        82%

Net Assets, End of Period
(in thousands)                             $25,346   $28,178    $23,794    $18,216

(1) Six months ended December 31, 2008 (unaudited).

(2) January 1, 2007 through June 30, 2007. The fund's fiscal year end was changed from December 31 to June 30, resulting in a six-month annual reporting period.

(3) May 12, 2006 (fund inception) through December 31, 2006.

(4) Computed using average shares outstanding throughout the period.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(6) Annualized.

See Notes to Financial Statements.

------
30

ADDITIONAL INFORMATION

RETIREMENT ACCOUNT INFORMATION

As required by law, distributions you receive from certain IRAs, or 403(b),
457 and qualified plans are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment advisor, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the advisor uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American Century Investments' website at americancentury.com and on the
Securities and Exchange Commission's website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the
"About Us" page at americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedule of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The funds' Forms N-Q are available on the SEC's website at sec.gov, and may be reviewed and copied at the SEC's Public
Reference Room in Washington, DC. Information on the operation of the Public
Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedule of portfolio holdings for the most recent quarter of their fiscal year available on their website at americancentury.com and, upon request, by calling 1-800-345-2021.

------
31

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The RUSSELL 1000® INDEX is a market-capitalization weighted, large-cap index created by Frank Russell Company to measure the performance of the 1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 1000® GROWTH INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 1000® VALUE INDEX measures the performance of those Russell 1000
Index companies (the 1,000 largest publicly traded U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL 2000® INDEX is a market-capitalization weighted index created by
Frank Russell Company to measure the performance of the 2,000 smallest of the
3,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL 2000® GROWTH INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL 2000® VALUE INDEX measures the performance of those Russell 2000
Index companies (the 2,000 smallest of the 3,000 largest publicly traded U.S.
companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The RUSSELL MIDCAP® INDEX measures the performance of the 800 smallest of the
1,000 largest publicly traded U.S. companies, based on total market capitalization.

The RUSSELL MIDCAP® GROWTH INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with higher price-to-book ratios and higher forecasted growth values.

The RUSSELL MIDCAP® VALUE INDEX measures the performance of those Russell
Midcap Index companies (the 800 smallest of the 1,000 largest publicly traded
U.S. companies, based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries. Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of
U.S. stock market performance.

The S&P SMALLCAP 600 INDEX, a capitalization-weighted index consisting of 600 domestic stocks, measures the small company segment of the U.S. market.

------
32

[back cover]

[american century investments logo and text logo ®]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE . . . . . . . . . . . . . . .       1-800-345-8765

INVESTOR SERVICES REPRESENTATIVE . . . . . . . . . . . .       1-800-345-2021 or
                                                               816-531-5575
BUSINESS, NOT-FOR-PROFIT, EMPLOYER-SPONSORED
RETIREMENT PLANS . . . . . . . . . . . . . . . . . . . .       1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL PROFESSIONALS, INSURANCE COMPANIES . . . . . .       1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF . . . . . . . . .       1-800-634-4113

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

INVESTMENT ADVISOR:
American Century Investment Management, Inc.
Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

American Century Investment Services, Inc., Distributor

©2009 American Century Proprietary Holdings, Inc. All rights reserved.

0902
CL-SAN-64106N

ITEM 2.  CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a)  The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of
     1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company Act of 1940, are filed and attached hereto as Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.

By:     /s/ Jonathan S. Thomas
        -----------------------------------------
        Name:  Jonathan S. Thomas
        Title: President

Date:   February 27, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jonathan S. Thomas
        -----------------------------------------
        Name:  Jonathan S. Thomas
        Title: President
               (principal executive officer)

Date:    February 27, 2009

By:     /s/ Robert J. Leach
        -----------------------------------------
        Name:  Robert J. Leach
        Title: Vice President, Treasurer, and
               Chief Financial Officer
               (principal financial officer)

Date:    February 27, 2009